UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2010

Date of reporting period:	6/30/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	JUNE 30, 2010

The Prudential Series Fund

■	Conservative Balanced Portfolio

■	Diversified Bond Portfolio

■	Equity Portfolio

■	Flexible Managed Portfolio

■	Global Portfolio

■	Government Income Portfolio

■	High Yield Bond Portfolio

■	Jennison Portfolio

■	Money Market Portfolio

■	Natural Resources Portfolio

■	Small Capitalization Stock Portfolio

■	Stock Index Portfolio

■	Value Portfolio

0157877-00002-00

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses of the portfolios and the contract and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling 888-778-2888.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2010

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS
A1	Schedule of Investments and Financial Statements
B1	Notes to Financial Statements
C1	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2010

■	DEAR CONTRACT OWNER

Our primary objective at Prudential is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 130 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is your best resource to make the most informed investment decisions to help meet your needs. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Diversification does not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stephen Pelletier

President,

The Prudential Series Fund	July 30, 2010

PRESIDENT

STEPHEN PELLETIER

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2010

Conservative Balanced
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	1.5%
Apple, Inc.	1.2%
Federal National Mortgage Association, 5.000%, TBA 30 YR	0.9%
Microsoft Corp.	0.9%
Procter & Gamble Co. (The)	0.9%

Diversified Bond
Allocation (% of Net Assets)
Corporate Bonds	41.7%
Commercial Mortgage-Backed Securities	15.3%
U.S. Government Mortgage-Backed Securities	12.3%
Non-Residential Mortgage-Backed Securities	7.9%
Residential Mortgage-Backed Securities	5.2%

Equity
Five Largest Holdings (% of Net Assets)
Apple, Inc.	3.2%
Occidental Petroleum Corp.	3.1%
Amazon.com, Inc.	1.9%
JPMorgan Chase & Co.	1.9%
Walt Disney Co. (The)	1.8%

Flexible Managed
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	1.9%
Microsoft Corp.	1.4%
Bank of America Corp.	1.3%
AT&T, Inc.	1.2%
Chevron Corp.	1.2%

Global
Top Five Countries (% of Net Assets)
United States	46.4%
United Kingdom	8.2%
Japan	8.2%
France	4.2%
Switzerland	3.8%

Government Income
Allocation (% of Net Assets)
Mortgage-Backed Securities	41.0%
U.S Treasury Securities	33.7%
Commercial Mortgage-Backed Securities	9.6%
U.S. Government Agency Obligations	8.1%
Collateralized Mortgage Obligations	3.1%

High Yield Bond
Allocation (% of Net Assets)
Corporate Bonds	89.3%
Bank Loans	6.5%
Common Stocks	0.3%
Asset-Backed Securities	0.2%
Collateralized Mortgage Obligations	0.2%

Jennison
Five Largest Holdings (% of Net Assets)
Apple, Inc.	5.7%
Amazon.com, Inc.	3.5%
Walt Disney Co. (The)	3.0%
Hewlett-Packard Co.	3.0%
Schlumberger Ltd.	3.0%

Natural Resources
Five Largest Holdings (% of Net Assets)
Southwestern Energy Co.	2.5%
Eldorado Gold Corp. (Canada)	2.4%
Occidental Petroleum Corp.	2.3%
Pacific Rubiales Energy Corp. (Canada)	2.2%
Halliburton Co.	2.0%

Small Capitalization Stock
Five Largest Holdings (% of Net Assets)
Skyworks Solutions, Inc.	0.7%
SM Energy Co.	0.6%
East West Bancorp, Inc.	0.6%
Salix Pharmaceuticals Ltd.	0.6%
Varian Semiconductor Equipment Associates, Inc.	0.5%

Stock Index
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	3.0%
Apple, Inc.	2.4%
Microsoft Corp.	1.8%
Procter & Gamble Co. (The)	1.8%
Johnson & Johnson	1.7%

Value
Five Largest Holdings (% of Net Assets)
CA, Inc.	2.7%
Liberty Global, Inc., Ser. C	2.7%
Symantec Corp.	2.6%
JPMorgan Chase & Co.	2.1%
ConAgra Foods, Inc.	2.1%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2010

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Conservative Balanced (Class I)	Actual	$1,000.00	$989.30	0.59%	$2.91
	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96
Diversified Bond (Class I)	Actual	$1,000.00	$1,060.40	0.44%	$2.25
	Hypothetical	$1,000.00	$1,022.61	0.44%	$2.21
Equity (Class I)	Actual	$1,000.00	$898.80	0.48%	$2.26
	Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41
Equity (Class II)	Actual	$1,000.00	$897.40	0.88%	$4.14
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
Flexible Managed (Class I)	Actual	$1,000.00	$974.10	0.63%	$3.08
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Global (Class I)	Actual	$1,000.00	$904.90	0.84%	$3.97
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
Government Income (Class I)	Actual	$1,000.00	$1,056.80	0.47%	$2.40
	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36
High Yield Bond (Class I)	Actual	$1,000.00	$1,038.80	0.58%	$2.93
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91
Jennison (Class I)	Actual	$1,000.00	$894.70	0.64%	$3.01
	Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21
Jennison (Class II)	Actual	$1,000.00	$892.70	1.04%	$4.88
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
Money Market (Class I)	Actual	$1,000.00	$1,000.20	0.25%	$1.24
	Hypothetical	$1,000.00	$1,023.55	0.25%	$1.25

The Prudential Series Fund Fees and Expenses — unaudited (continued)	June 30, 2010

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Natural Resources (Class I)	Actual	$1,000.00	$900.70	0.49%	$2.31
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46
Natural Resources (Class II)	Actual	$1,000.00	$899.00	0.89%	$4.19
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46
Small Capitalization Stock (Class I)	Actual	$1,000.00	$989.50	0.49%	$2.42
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46
Stock Index (Class I)	Actual	$1,000.00	$931.40	0.37%	$1.77
	Hypothetical	$1,000.00	$1,022.96	0.37%	$1.86
Value (Class I)	Actual	$1,000.00	$928.80	0.43%	$2.06
	Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16
Value (Class II)	Actual	$1,000.00	$927.40	0.83%	$3.97
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

*Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2010, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 90.3%
COMMON STOCKS — 47.6%	Shares	Value (Note 2)

Aerospace & Defense — 1.4%
Boeing Co. (The)	78,300	$4,913,325
General Dynamics Corp.	41,500	2,430,240
Goodrich Corp.	13,700	907,625
Honeywell International, Inc.	80,912	3,157,996
ITT Corp.	20,100	902,892
L-3 Communications Holdings, Inc.	11,900	842,996
Lockheed Martin Corp.	34,100	2,540,450
Northrop Grumman Corp.	33,662	1,832,559
Precision Castparts Corp.	14,000	1,440,880
Raytheon Co.	39,700	1,921,083
Rockwell Collins, Inc.	16,600	881,958
United Technologies Corp.	98,100	6,367,671

		28,139,675

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	16,800	935,088
Expeditors International of Washington, Inc.	22,700	783,377
FedEx Corp.	32,500	2,278,575
United Parcel Service, Inc. (Class B Stock)	104,700	5,956,383

		9,953,423

Airlines
Southwest Airlines Co.	79,300	881,023

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The)(a)	25,600	254,464
Johnson Controls, Inc.	71,400	1,918,518

		2,172,982

Automobiles — 0.2%
Ford Motor Co.(a)(b)	353,585	3,564,137
Harley-Davidson, Inc.(b)	25,000	555,750

		4,119,887

Beverages — 1.3%
Brown-Forman Corp. (Class B Stock)	11,900	681,037
Coca-Cola Co. (The)	240,800	12,068,896
Coca-Cola Enterprises, Inc.	35,100	907,686
Constellation Brands, Inc. (Class A Stock)(a)	19,400	303,028
Dr Pepper Snapple Group, Inc.	24,700	923,533
Molson Coors Brewing Co. (Class B Stock)(b)	17,100	724,356
PepsiCo, Inc.	170,207	10,374,117

		25,982,653

Biotechnology — 0.7%
Amgen, Inc.(a)	100,920	5,308,392
Biogen Idec, Inc.(a)	30,390	1,442,005
Celgene Corp.(a)	48,000	2,439,360
Cephalon, Inc.(a)(b)	8,600	488,050
Genzyme Corp.(a)	26,400	1,340,328
Gilead Sciences, Inc.(a)	94,100	3,225,748

		14,243,883

Building Products
Masco Corp.	35,500	381,980

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets — 1.2%
Ameriprise Financial, Inc.	28,720	$1,037,654
Bank of New York Mellon Corp. (The)	129,258	3,191,380
Charles Schwab Corp. (The)	100,150	1,420,127
E*Trade Financial Corp.(a)	15,020	177,536
Federated Investors, Inc. (Class B Stock)(b)	10,800	223,668
Franklin Resources, Inc.	16,400	1,413,516
Goldman Sachs Group, Inc. (The)	54,800	7,193,596
Invesco Ltd.	48,300	812,889
Janus Capital Group, Inc.(b)	18,600	165,168
Legg Mason, Inc.(b)	17,800	498,934
Morgan Stanley	146,180	3,392,838
Northern Trust Corp.	26,200	1,223,540
State Street Corp.	53,700	1,816,134
T. Rowe Price Group, Inc.	27,800	1,234,042

		23,801,022

Chemicals — 0.9%
Air Products & Chemicals, Inc.	22,800	1,477,668
Airgas, Inc.	7,600	472,720
CF Industries Holdings, Inc.	7,200	456,840
Dow Chemical Co. (The)	119,731	2,840,019
E.I. du Pont de Nemours & Co.	95,320	3,297,119
Eastman Chemical Co.	7,800	416,208
Ecolab, Inc.	25,200	1,131,732
FMC Corp.	8,100	465,183
International Flavors & Fragrances, Inc.	6,800	288,456
Monsanto Co.	55,794	2,578,799
PPG Industries, Inc.	16,300	984,683
Praxair, Inc.(b)	32,200	2,446,878
Sherwin-Williams Co. (The)	9,800	678,062
Sigma-Aldrich Corp.(b)	12,200	607,926

		18,142,293

Commercial Banks — 1.5%
BB&T Corp.	72,500	1,907,475
Comerica, Inc.	16,500	607,695
Fifth Third Bancorp	89,021	1,094,068
First Horizon National Corp.(a)	27,622	316,272
Huntington Bancshares, Inc.	77,936	431,765
KeyCorp	92,300	709,787
M&T Bank Corp.(b)	9,000	764,550
Marshall & Ilsley Corp.	48,500	348,230
PNC Financial Services Group, Inc.(b)	53,433	3,018,964
Regions Financial Corp.	129,603	852,788
SunTrust Banks, Inc.	52,500	1,223,250
U.S. Bancorp	201,785	4,509,895
Wells Fargo & Co.	541,564	13,864,038
Zions Bancorporation(b)	13,550	292,274

		29,941,051

Commercial Services & Supplies — 0.2%
Avery Dennison Corp.	11,500	369,495
Cintas Corp.	14,600	349,962
Iron Mountain, Inc.	20,800	467,168
Pitney Bowes, Inc.(b)	20,700	454,572
Republic Services, Inc. (Class A Stock)	35,065	1,042,483

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Services & Supplies (continued)
RR Donnelley & Sons Co.	21,400	$350,318
Stericycle, Inc.(a)(b)	8,800	577,104
Waste Management, Inc.(b)	51,642	1,615,878

		5,226,980

Communications Equipment — 1.1%
Cisco Systems, Inc.(a)	599,700	12,779,607
Harris Corp.	14,200	591,430
JDS Uniphase Corp.(a)	21,475	211,314
Juniper Networks, Inc.(a)	53,500	1,220,870
Motorola, Inc.(a)	241,425	1,574,091
QUALCOMM, Inc.	175,400	5,760,136
Tellabs, Inc.	45,800	292,662

		22,430,110

Computers & Peripherals — 2.2%
Apple, Inc.(a)	94,700	23,819,891
Dell, Inc.(a)	182,500	2,200,950
EMC Corp.(a)	212,250	3,884,175
Hewlett-Packard Co.	246,748	10,679,253
Lexmark International, Inc. (Class A Stock)(a)	9,533	314,875
NetApp, Inc.(a)	35,700	1,331,967
QLogic Corp.(a)	12,100	201,102
SanDisk Corp.(a)	24,500	1,030,715
Teradata Corp.(a)	19,300	588,264
Western Digital Corp.(a)	26,400	796,224

		44,847,416

Construction & Engineering — 0.1%
Fluor Corp.(b)	19,100	811,750
Jacobs Engineering Group, Inc.(a)	12,700	462,788
Quanta Services, Inc.(a)(b)	20,100	415,065

		1,689,603

Construction Materials
Vulcan Materials Co.(b)	13,400	587,322

Consumer Finance — 0.4%
American Express Co.	125,500	4,982,350
Capital One Financial Corp.	49,161	1,981,188
Discover Financial Services	60,540	846,349
SLM Corp.(a)	55,700	578,723

		8,388,610

Containers & Packaging — 0.1%
Ball Corp.	10,100	533,583
Bemis Co., Inc.	11,300	305,100
Owens-Illinois, Inc.(a)	17,500	462,875
Pactiv Corp.(a)	15,100	420,535
Sealed Air Corp.	17,100	337,212

		2,059,305

Distributors
Genuine Parts Co.	17,700	698,265

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(a)	13,500	573,345
DeVry, Inc.	6,300	330,687
H&R Block, Inc.	35,600	558,564

		1,462,596

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services — 2.2%
Bank of America Corp.	1,050,821	$15,100,298
Citigroup, Inc.(a)(b)	2,340,258	8,799,370
CME Group, Inc. (Class A Stock)	7,240	2,038,422
IntercontinentalExchange, Inc.(a)	8,800	994,664
JPMorgan Chase & Co.	415,745	15,220,424
Leucadia National Corp.(a)	19,700	384,347
Moody’s Corp.(b)	23,600	470,112
Nasdaq OMX Group, Inc. (The)(a)	16,600	295,148
NYSE Euronext	30,500	842,715

		44,145,500

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	619,668	14,989,769
CenturyLink, Inc.	32,007	1,066,153
Frontier Communications Corp.(b)	32,100	228,231
Qwest Communications International, Inc.(b)	147,657	775,199
Verizon Communications, Inc.	299,076	8,380,110
Windstream Corp.	46,057	486,362

		25,925,824

Electric Utilities — 0.9%
Allegheny Energy, Inc.	16,800	347,424
American Electric Power Co., Inc.	51,860	1,675,078
Duke Energy Corp.	140,424	2,246,784
Edison International	33,100	1,049,932
Entergy Corp.	19,400	1,389,428
Exelon Corp.	70,574	2,679,695
FirstEnergy Corp.	32,601	1,148,533
NextEra Energy, Inc.	42,300	2,062,548
Northeast Utilities	18,200	463,736
Pepco Holdings, Inc.	23,800	373,184
Pinnacle West Capital Corp.	9,600	349,056
PPL Corp.	45,800	1,142,710
Progress Energy, Inc.	29,683	1,164,167
Southern Co. (The)	84,500	2,812,160

		18,904,435

Electrical Equipment — 0.3%
Emerson Electric Co.	79,000	3,451,510
First Solar, Inc.(a)(b)	4,500	512,235
Rockwell Automation, Inc.	15,300	751,077
Roper Industries, Inc.(b)	9,800	548,408

		5,263,230

Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(a)	35,614	1,012,506
Amphenol Corp. (Class A Stock)	18,700	734,536
Corning, Inc.(b)	162,900	2,630,835
FLIR Systems, Inc.(a)	14,900	433,441
Jabil Circuit, Inc.	23,600	313,880
Molex, Inc.	15,000	273,600

		5,398,798

Energy Equipment & Services — 0.8%
Baker Hughes, Inc.(b)	42,698	1,774,956
Cameron International Corp.(a)	24,600	799,992
Diamond Offshore Drilling, Inc.(b)	7,800	485,082
FMC Technologies, Inc.(a)	13,500	710,910

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services (continued)
Halliburton Co.	95,200	$2,337,160
Helmerich & Payne, Inc.	10,700	390,764
Nabors Industries Ltd. (Bermuda)(a)	27,700	488,074
National Oilwell Varco, Inc.	42,800	1,415,396
Rowan Cos., Inc.(a)	13,200	289,608
Schlumberger Ltd.	125,100	6,923,034
Smith International, Inc.	24,000	903,600

		16,518,576

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	44,600	2,445,418
CVS Caremark Corp.	146,548	4,296,787
Kroger Co. (The)	66,546	1,310,291
Safeway, Inc.	40,500	796,230
SUPERVALU, Inc.	22,310	241,840
Sysco Corp.	60,200	1,719,914
Walgreen Co.	102,500	2,736,750
Wal-Mart Stores, Inc.	218,900	10,522,523
Whole Foods Market, Inc.(a)(b)	16,200	583,524

		24,653,277

Food Products — 0.9%
Archer-Daniels-Midland Co.	69,426	1,792,579
Campbell Soup Co.	20,400	730,932
ConAgra Foods, Inc.	45,100	1,051,732
Dean Foods Co.(a)	20,800	209,456
General Mills, Inc.	69,400	2,465,088
H.J. Heinz Co.	32,000	1,383,040
Hershey Co. (The)(b)	17,600	843,568
Hormel Foods Corp.	7,300	295,504
J.M. Smucker Co. (The)	12,500	752,750
Kellogg Co.	27,100	1,363,130
Kraft Foods, Inc. (Class A Stock)	178,653	5,002,284
McCormick & Co., Inc.	12,800	485,888
Mead Johnson Nutrition Co.	19,467	975,686
Sara Lee Corp.	75,800	1,068,780
Tyson Foods, Inc. (Class A Stock)	33,400	547,426

		18,967,843

Gas Utilities — 0.1%
EQT Corp.	13,700	495,118
Nicor, Inc.	4,700	190,350
ONEOK, Inc.	9,300	402,225
Questar Corp.	16,800	764,232

		1,851,925

Healthcare Equipment & Supplies — 0.9%
Baxter International, Inc.	63,000	2,560,320
Becton Dickinson and Co.(b)	24,600	1,663,452
Boston Scientific Corp.(a)(b)	160,467	930,709
C.R. Bard, Inc.	10,800	837,324
CareFusion Corp.(a)	19,475	442,082
DENTSPLY International, Inc.	16,200	484,542
Hospira, Inc.(a)	17,460	1,003,077
Intuitive Surgical, Inc.(a)	4,100	1,294,042
Medtronic, Inc.	116,600	4,229,082
St. Jude Medical, Inc.(a)	35,200	1,270,368
Stryker Corp.	29,200	1,461,752

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Equipment & Supplies (continued)
Varian Medical Systems, Inc.(a)(b)	13,100	$684,868
Zimmer Holdings, Inc.(a)	22,000	1,189,100

		18,050,718

Healthcare Providers & Services — 1.0%
Aetna, Inc.	45,400	1,197,652
AmerisourceBergen Corp. (Class A Stock)	29,600	939,800
Cardinal Health, Inc.	37,750	1,268,777
CIGNA Corp.	28,400	882,104
Coventry Health Care, Inc.(a)	17,050	301,444
DaVita, Inc.(a)	9,400	586,936
Express Scripts, Inc.(a)	57,200	2,689,544
Humana, Inc.(a)	16,700	762,689
Laboratory Corp. of America Holdings(a)(b)	11,400	858,990
McKesson Corp.	28,230	1,895,927
Medco Health Solutions, Inc.(a)	48,698	2,682,286
Patterson Cos., Inc.	9,000	256,770
Quest Diagnostics, Inc.	16,300	811,251
Tenet Healthcare Corp.(a)	44,600	193,564
UnitedHealth Group, Inc.	121,300	3,444,920
WellPoint, Inc.(a)	46,100	2,255,673

		21,028,327

Healthcare Technology
Cerner Corp.(a)(b)	7,100	538,819

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	44,300	1,339,632
Darden Restaurants, Inc.	13,950	541,958
International Game Technology	28,200	442,740
Marriott International, Inc. (Class A Stock)	25,228	755,326
McDonald’s Corp.	112,100	7,384,027
Starbucks Corp.	79,300	1,926,990
Starwood Hotels & Resorts Worldwide, Inc.	18,200	754,026
Wyndham Worldwide Corp.(b)	16,220	326,671
Wynn Resorts Ltd.(b)	6,700	511,009
Yum! Brands, Inc.	50,200	1,959,808

		15,942,187

Household Durables — 0.2%
D.R. Horton, Inc.(b)	31,100	305,713
Fortune Brands, Inc.	16,600	650,388
Harman International Industries, Inc.(a)	6,400	191,296
Leggett & Platt, Inc.	18,400	369,104
Lennar Corp. (Class A Stock)	17,200	239,252
Newell Rubbermaid, Inc.	30,514	446,725
Pulte Group, Inc.(a)	33,522	277,562
Stanley Black & Decker, Inc.	16,897	853,637
Whirlpool Corp.	7,926	696,061

		4,029,738

Household Products — 1.2%
Clorox Co.	15,200	944,832
Colgate-Palmolive Co.	50,900	4,008,884
Kimberly-Clark Corp.	43,500	2,637,405

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Products (continued)
Procter & Gamble Co. (The)	302,125	$18,121,458

		25,712,579

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(a)	74,500	688,380
Constellation Energy Group, Inc.	21,200	683,700
NRG Energy, Inc.(a)(b)	24,400	517,524

		1,889,604

Industrial Conglomerates — 1.1%
3M Co.	74,200	5,861,058
General Electric Co.	1,114,700	16,073,974
Textron, Inc.(b)	24,500	415,765

		22,350,797

Insurance — 1.8%
Aflac, Inc.	50,800	2,167,636
Allstate Corp. (The)	58,300	1,674,959
American International Group, Inc.(a)(b)	13,139	452,507
Aon Corp.	30,100	1,117,312
Assurant, Inc.	12,100	419,870
Berkshire Hathaway, Inc. (Class B Stock)(a)(b)	172,200	13,722,618
Chubb Corp.	36,000	1,800,360
Cincinnati Financial Corp.	19,737	510,596
Genworth Financial, Inc. (Class A Stock)(a)	51,200	669,184
Hartford Financial Services Group, Inc. (The)	44,300	980,359
Lincoln National Corp.	32,018	777,717
Loews Corp.	39,275	1,308,251
Marsh & McLennan Cos., Inc.(b)	56,800	1,280,840
MetLife, Inc.	87,800	3,315,328
Principal Financial Group, Inc.	35,800	839,152
Progressive Corp. (The)	74,100	1,387,152
Torchmark Corp.	10,000	495,100
Travelers Cos., Inc. (The)	53,635	2,641,524
Unum Group	39,010	846,517
XL Group PLC (Class A Stock)	42,200	675,622

		37,082,604

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(a)	35,100	3,835,026
Expedia, Inc.	23,300	437,574
priceline.com, Inc.(a)	4,700	829,738

		5,102,338

Internet Software & Services — 0.8%
Akamai Technologies, Inc.(a)(b)	18,300	742,431
eBay, Inc.(a)	119,300	2,339,473
Google, Inc. (Class A Stock)(a)	25,350	11,279,482
Monster Worldwide, Inc.(a)(b)	16,200	188,730
VeriSign, Inc.(a)	19,800	525,690
Yahoo!, Inc.(a)(b)	122,000	1,687,260

		16,763,066

IT Services — 1.5%
Automatic Data Processing, Inc.(b)	53,400	2,149,884

COMMON STOCKS (continued)	Shares	Value (Note 2)

IT Services (continued)
Cognizant Technology Solutions Corp. (Class A Stock)(a)	30,200	$1,511,812
Computer Sciences Corp.	16,400	742,100
Fidelity National Information Services, Inc.(b)	34,000	911,880
Fiserv, Inc.(a)	15,600	712,296
International Business Machines Corp.	134,500	16,608,060
Mastercard, Inc. (Class A Stock)	10,100	2,015,253
Paychex, Inc.	33,100	859,607
SAIC, Inc.(a)	29,000	485,460
Total System Services, Inc.	19,096	259,706
Visa, Inc. (Class A Stock)	47,700	3,374,775
Western Union Co. (The)	70,010	1,043,849

		30,674,682

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.(a)(b)	20,000	86,800
Hasbro, Inc.	12,200	501,420
Mattel, Inc.	38,251	809,391

		1,397,611

Life Sciences Tools & Services — 0.2%
Life Technologies Corp.(a)	18,201	859,997
Millipore Corp.(a)	6,100	650,565
PerkinElmer, Inc.	12,600	260,442
Thermo Fisher Scientific, Inc.(a)	44,900	2,202,345
Waters Corp.(a)(b)	9,200	595,240

		4,568,589

Machinery — 0.8%
Caterpillar, Inc.	64,300	3,862,501
Cummins, Inc.	20,500	1,335,165
Danaher Corp.	53,800	1,997,056
Deere & Co.	43,900	2,444,352
Dover Corp.	19,800	827,442
Eaton Corp.	18,400	1,204,096
Flowserve Corp.	5,300	449,440
Illinois Tool Works, Inc.	40,600	1,675,968
PACCAR, Inc.	36,943	1,472,917
Pall Corp.	12,000	412,440
Parker Hannifin Corp.	17,265	957,517
Snap-On, Inc.	7,000	286,370

		16,925,264

Media — 1.5%
CBS Corp. (Class B Stock)	73,734	953,381
Comcast Corp. (Class A Stock)	299,390	5,200,404
DIRECTV (Class A Stock)(a)	98,600	3,344,512
Discovery Communications, Inc. (Class A Stock)(a)(b)	27,100	967,741
Gannett Co., Inc.	22,500	302,850
Interpublic Group of Cos., Inc. (The)(a)(b)	49,500	352,935
McGraw-Hill Cos., Inc. (The)	32,600	917,364
Meredith Corp.	4,000	124,520
New York Times Co. (The) (Class A Stock)(a)	8,000	69,200
News Corp. (Class A Stock)	239,100	2,859,636
Omnicom Group, Inc.	32,200	1,104,460

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
Scripps Networks Interactive, Inc. (Class A Stock)	9,600	$387,264
Time Warner Cable, Inc.	37,314	1,943,313
Time Warner, Inc.	121,566	3,514,473
Viacom, Inc. (Class B Stock)	64,034	2,008,747
Walt Disney Co. (The)	202,500	6,378,750
Washington Post Co. (The) (Class B Stock)(b)	600	246,288

		30,675,838

Metals & Mining — 0.5%
AK Steel Holding Corp.	11,900	141,848
Alcoa, Inc.	102,240	1,028,535
Allegheny Technologies, Inc.(b)	10,200	450,738
Cliffs Natural Resources, Inc.	13,000	613,080
Freeport-McMoRan Copper & Gold, Inc.	49,194	2,908,841
Newmont Mining Corp.	50,600	3,124,044
Nucor Corp.	31,600	1,209,648
Titanium Metals Corp.(a)	4,800	84,432
United States Steel Corp.(b)	15,600	601,380

		10,162,546

Multiline Retail — 0.4%
Big Lots, Inc.(a)	9,200	295,228
Family Dollar Stores, Inc.	14,300	538,967
J.C. Penney Co., Inc.	23,800	511,224
Kohl’s Corp.(a)	31,900	1,515,250
Macy’s, Inc.	44,874	803,245
Nordstrom, Inc.	15,800	508,602
Sears Holdings Corp.(a)(b)	5,042	325,965
Target Corp.	79,600	3,913,932

		8,412,413

Multi-Utilities — 0.7%
Ameren Corp.	24,500	582,365
CenterPoint Energy, Inc.	41,800	550,088
CMS Energy Corp.(b)	21,500	314,975
Consolidated Edison, Inc.	29,100	1,254,210
Dominion Resources, Inc.	62,932	2,437,986
DTE Energy Co.	16,600	757,126
Integrys Energy Group, Inc.(b)	8,120	355,169
NiSource, Inc.	28,000	406,000
PG&E Corp.	40,500	1,664,550
Public Service Enterprise Group, Inc.	53,400	1,673,022
SCANA Corp.(b)	11,300	404,088
Sempra Energy	25,619	1,198,713
TECO Energy, Inc.	20,500	308,935
Wisconsin Energy Corp.	12,300	624,102
Xcel Energy, Inc.	49,310	1,016,279

		13,547,608

Office Electronics — 0.1%
Xerox Corp.	145,663	1,171,131

Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp.	51,054	1,842,539
Apache Corp.	34,914	2,939,410
Cabot Oil & Gas Corp.	11,500	360,180
Chesapeake Energy Corp.	68,300	1,430,885
Chevron Corp.	210,922	14,313,167

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	156,477	$7,681,456
Consol Energy, Inc.	22,500	759,600
Denbury Resources, Inc.(a)(b)	35,900	525,576
Devon Energy Corp.	46,600	2,838,872
El Paso Corp.	75,136	834,761
EOG Resources, Inc.	25,600	2,518,272
Exxon Mobil Corp.	534,899	30,526,686
Hess Corp.	30,900	1,555,506
Marathon Oil Corp.	73,282	2,278,337
Massey Energy Co.	8,800	240,680
Murphy Oil Corp.	19,900	986,045
Noble Energy, Inc.	18,600	1,122,138
Occidental Petroleum Corp.	84,900	6,550,035
Peabody Energy Corp.	27,900	1,091,727
Pioneer Natural Resources Co.(b)	11,000	653,950
Range Resources Corp.	16,900	678,535
Southwestern Energy Co.(a)	37,000	1,429,680
Spectra Energy Corp.	65,762	1,319,843
Sunoco, Inc.	10,300	358,131
Tesoro Corp.(b)	15,000	175,050
Valero Energy Corp.	61,400	1,103,972
Williams Cos., Inc. (The)	63,600	1,162,608

		87,277,641

Paper & Forest Products — 0.1%
International Paper Co.	46,973	1,062,999
MeadWestvaco Corp.	16,514	366,611
Weyerhaeuser Co.	23,000	809,600

		2,239,210

Personal Products — 0.1%
Avon Products, Inc.	45,700	1,211,050
Estee Lauder Cos., Inc. (The) (Class A Stock)	12,500	696,625

		1,907,675

Pharmaceuticals — 2.9%
Abbott Laboratories	162,400	7,597,072
Allergan, Inc.	32,900	1,916,754
Bristol-Myers Squibb Co.	177,070	4,416,126
Eli Lilly & Co.	107,100	3,587,850
Forest Laboratories, Inc.(a)	31,100	853,073
Johnson & Johnson	286,948	16,947,149
King Pharmaceuticals, Inc.(a)	23,866	181,143
Merck & Co., Inc.	325,033	11,366,404
Mylan, Inc.(a)(b)	30,900	526,536
Pfizer, Inc.	845,970	12,063,532
Watson Pharmaceuticals, Inc.(a)	10,200	413,814

		59,869,453

Professional Services
Dun & Bradstreet Corp. (The)	5,800	389,296
Equifax, Inc.	12,700	356,362
Robert Half International, Inc.(b)	15,700	369,735

		1,115,393

Real Estate Investment Trusts — 0.7%
Apartment Investment & Management Co. (Class A Stock)(b)	15,633	302,811
AvalonBay Communities, Inc.	9,375	875,344

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Boston Properties, Inc.	15,100	$1,077,234
Equity Residential	31,000	1,290,840
HCP, Inc.(b)	31,500	1,015,875
Health Care REIT, Inc.	13,300	560,196
Host Hotels & Resorts, Inc.	66,782	900,221
Kimco Realty Corp.	39,000	524,160
Plum Creek Timber Co., Inc.(b)	19,400	669,882
ProLogis(b)	48,600	492,318
Public Storage(b)	14,400	1,265,904
Simon Property Group, Inc.(b)	30,643	2,474,422
Ventas, Inc.	17,200	807,540
Vornado Realty Trust	17,725	1,293,039

		13,549,786

Real Estate Management & Development
CB Richard Ellis Group, Inc. (Class A Stock)(a)	28,100	382,441

Road & Rail — 0.4%
CSX Corp.	40,600	2,014,978
Norfolk Southern Corp.	38,500	2,042,425
Ryder System, Inc.	4,900	197,127
Union Pacific Corp.	53,200	3,697,932

		7,952,462

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(a)	63,200	462,624
Altera Corp.	30,800	764,148
Analog Devices, Inc.	29,700	827,442
Applied Materials, Inc.	137,900	1,657,558
Broadcom Corp. (Class A Stock)	46,450	1,531,457
Intel Corp.	579,700	11,275,165
KLA-Tencor Corp.	19,100	532,508
Linear Technology Corp.(b)	23,300	647,973
LSI Corp.(a)	72,800	334,880
MEMC Electronic Materials, Inc.(a)(b)	21,400	211,432
Microchip Technology, Inc.(b)	19,700	546,478
Micron Technology, Inc.(a)(b)	91,600	777,684
National Semiconductor Corp.	23,700	319,002
Novellus Systems, Inc.(a)	10,400	263,744
NVIDIA Corp.(a)	58,450	596,774
Teradyne, Inc.(a)(b)	23,500	229,125
Texas Instruments, Inc.	133,400	3,105,552
Xilinx, Inc.(b)	27,900	704,754

		24,788,300

Software — 1.8%
Adobe Systems, Inc.(a)	54,600	1,443,078
Autodesk, Inc.(a)	23,700	577,332
BMC Software, Inc.(a)(b)	19,900	689,137
CA, Inc.	43,364	797,897
Citrix Systems, Inc.(a)	18,200	768,586
Compuware Corp.(a)	21,200	169,176
Electronic Arts, Inc.(a)(b)	33,000	475,200
Intuit, Inc.(a)	35,500	1,234,335
McAfee, Inc.(a)	16,400	503,808
Microsoft Corp.	798,000	18,361,980
Novell, Inc.(a)	35,200	199,936
Oracle Corp.	407,800	8,751,388
Red Hat, Inc.(a)(b)	18,800	544,072

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software (continued)
Salesforce.com, Inc.(a)(b)	10,800	$926,856
Symantec Corp.(a)	86,978	1,207,255

		36,650,036

Specialty Retail — 1.0%
Abercrombie & Fitch Co. (Class A Stock)	8,700	267,003
AutoNation, Inc.(a)(b)	11,474	223,743
AutoZone, Inc.(a)(b)	3,300	637,626
Bed Bath & Beyond, Inc.(a)	27,300	1,012,284
Best Buy Co., Inc.	35,925	1,216,421
CarMax, Inc.(a)	18,000	358,200
GameStop Corp. (Class A Stock)(a)(b)	19,400	364,526
Gap, Inc. (The)	53,800	1,046,948
Home Depot, Inc. (The)	177,650	4,986,636
Limited Brands, Inc.	27,906	615,885
Lowe’s Cos., Inc.	152,800	3,120,176
Office Depot, Inc.(a)	27,800	112,312
O’Reilly Automotive, Inc.(a)	12,300	584,988
RadioShack Corp.(b)	11,900	232,169
Ross Stores, Inc.(b)	13,300	708,757
Staples, Inc.	73,649	1,403,013
Tiffany & Co.	11,700	443,547
TJX Cos., Inc.	45,000	1,887,750
Urban Outfitters, Inc.(a)(b)	13,100	450,509

		19,672,493

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.	35,500	1,297,525
NIKE, Inc. (Class B Stock)(b)	40,100	2,708,755
Polo Ralph Lauren Corp. (Class A Stock)	6,500	474,240
V.F. Corp.	9,200	654,856

		5,135,376

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	49,900	610,776
People’s United Financial, Inc.	37,800	510,300

		1,121,076

Tobacco — 0.7%
Altria Group, Inc.	214,500	4,298,580
Lorillard, Inc.	16,347	1,176,657
Philip Morris International, Inc.	195,500	8,961,720
Reynolds American, Inc.	17,800	927,736

		15,364,693

Trading Companies & Distributors — 0.1%
Fastenal Co.	14,700	737,793
W.W. Grainger, Inc.	6,900	686,205

		1,423,998

Wireless Telecommunication Services — 0.2%
American Tower Corp. (Class A Stock)(a)	43,100	1,917,950
MetroPCS Communications, Inc.(a)	26,000	212,940
Sprint Nextel Corp.(a)	312,277	1,324,054

		3,454,944

TOTAL COMMON STOCKS (cost $819,308,185)		974,710,923

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

ASSET-BACKED SECURITIES — 1.3%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Residential Mortgage-Backed Securities — 0.8%
ARES CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A(c)	A2	0.724%	05/08/15	$1,681	$1,630,364
Ballyrock CDO Ltd. (Cayman Islands), Ser. 2003-2A, Class A, 144A(c)	Aa2	0.995%	11/20/15	2,100	2,005,102
Bank of America Credit Card Trust, Ser. 2006-C5, Class C5(c)	A3	0.750%	01/15/16	4,159	3,927,675
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aa1	0.594%	08/03/19	495	466,652
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(c)	Baa2	0.748%	02/20/15	1,500	1,436,664
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(c)	Aaa	0.671%	07/27/16	247	238,891
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aaa	0.563%	12/15/17	3,013	2,839,567
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(c)	Aaa	0.851%	02/15/16	1,804	1,735,227
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	399	398,063
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(c)	Aa3	0.834%	08/22/16	693	666,577

					15,344,782

Residential Mortgage-Backed Securities — 0.5%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(c)	Baa2	1.997%	03/25/33	644	440,971
CDC Mortgage Capital Trust, Ser. 2003-HE1, Class M2(c)	Baa2	3.272%	08/25/33	52	19,377
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(c)	Aa1	0.847%	03/25/34	3,240	2,502,433
Credit-Based Asset Servicing And Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	528	476,314
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	1,028	842,794
First Franklin Mortgage Loan Trust, Ser. 2005-FFH1, Class M2(c)	C	0.867%	06/25/36	1,800	284,747
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(c)	Aa1	0.838%	01/20/35	493	428,396
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(c)	Aa2	0.877%	06/25/34	1,250	933,547
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(c)	Aa2	1.397%	12/27/33	1,468	1,124,703
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(c)	B3	1.247%	07/25/32	1,055	710,975
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(c)	A2	1.622%	09/25/32	1,086	867,065
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(c)	Aa2	1.112%	02/25/34	1,660	1,311,642
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(c)	Caa1	0.597%	05/25/36	1,400	549,802

					10,492,766

TOTAL ASSET-BACKED SECURITIES (cost $29,624,962)					25,837,548

BANK LOANS — 0.5%
Automotive
Oshkosh Truck Corp.(c)(d)	Ba3	6.540%	12/06/13	107	106,690

Cable — 0.1%
Insight Midwest Holding LLC(c)(d)	Ba3	1.290%	10/06/13	1,005	959,961
UPC Broadband Holdings(c)(d)	Ba3	3.930%	12/31/16	245	228,102

					1,188,063

Consumer
Pilot Travel Centers LLC(c)(d)	Ba2	0.500%	06/30/16	259	257,565

Electric
Texas Competitive Electric Holdings Co. LLC(c)(d)	B1	3.831%	10/10/14	973	716,611

Healthcare & Pharmaceutical — 0.2%
HCA, Inc.(c)(d)	Ba3	2.783%	11/18/13	370	348,470
HCA, Inc.(c)(d)	Ba3	3.783%	03/31/17	886	846,551
Health Management Associates, Inc. Term B(c)(d)	B1	2.283%	02/28/14	1,098	1,019,809
Warner Chilcott Corp.(c)(d)	B1	5.500%	10/30/14	362	361,455
Warner Chilcott Corp.(c)(d)	B1	5.750%	04/30/15	171	170,195
Warner Chilcott Corp.(c)(d)	B1	5.750%	04/30/15	284	283,405

					3,029,885

Pipelines & Other
Enterprise GP Holdings LP(c)(d)	Ba2	2.567%	11/08/14	980	943,250

Technology — 0.2%
First Data Corp.(c)(d)	B1	3.097%	09/24/14	1,459	1,225,553
First Data Corp.(c)(d)	B1	3.097%	09/24/14	1,070	899,481

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

BANK LOANS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Technology (continued)
Flextronics International Ltd. (Singapore)(c)(d)	Ba1	2.542%	10/01/14	$755	$698,138
Flextronics International Ltd. (Singapore)(c)(d)	Ba1	2.553%	10/01/14	217	200,614
Sensata Technologies (Netherlands)(c)(d)	B3	2.078%	04/27/13	333	310,470

					3,334,256

TOTAL BANK LOANS (cost $10,466,331)					9,576,320

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	3,023	2,072,694
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(c)	B2	3.179%	02/25/35	750	642,502
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(c)	Caa1	3.052%	03/25/35	758	626,977
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(c)	Baa1	3.293%	02/25/37	2,033	1,964,399
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	1,178	1,177,862
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(c)	B1	3.448%	07/25/35	1,314	1,251,774
Master Alternative Loans Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	308	307,265
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(c)	A1	2.744%	02/25/34	781	731,145
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(e)	5.000%	03/25/20	782	674,448

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $10,888,656)					9,449,066

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.9%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	3,680	3,762,406
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	2,000	2,129,125
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(c)	Aaa	5.837%	06/10/49	5,730	5,888,492
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB(c)	Aaa	4.823%	02/13/42	2,199	2,299,803
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(c)	AAA(e)	5.624%	03/11/39	1,200	1,274,992
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(c)	A-(e)	5.440%	09/15/30	890	929,213
Commercial Mortgage Pass-Thru Certificate, Ser. 2004-LB2A, Class X2, I/O, 144A(c)	AAA(e)	0.850%	03/10/39	9,929	54,043
Commercial Mortgage Pass-Thru Certificate, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	3,740	3,838,448
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(c)	AAA(e)	5.961%	06/10/46	4,000	4,252,947
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(c)	AAA(e)	5.609%	02/15/39	4,330	4,555,965
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,500	1,517,631
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4(c)	AAA(e)	5.100%	08/15/38	3,000	3,161,927
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(c)	AAA(e)	6.015%	05/15/46	2,100	2,208,290
GE Commercial Mortgage Corp., Ser. 2004-C2, Class X2, I/O, 144A(c)	Aaa	0.598%	03/10/40	19,066	87,919
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(e)	4.697%	05/10/43	2,610	2,717,730
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(c)	Aaa	5.224%	04/10/37	1,400	1,438,074
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	4,000	4,146,420
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(c)	Aaa	5.778%	08/10/45	2,100	2,173,945
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(c)	Aaa	4.853%	03/15/46	3,216	3,354,224
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	5,863	6,102,611
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	2,000	2,135,320
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4(c)	Aaa	5.475%	04/15/43	2,436	2,586,570
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/O(c)	Aaa	0.065%	04/15/43	126,946	337,625
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(c)	Aaa	5.968%	06/15/49	2,000	2,073,778
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(c)	AAA(e)	4.826%	08/15/29	5,000	5,162,275
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	724,883
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	4,280	4,615,856
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	1,900	1,976,390

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(c)	AAA(e)	5.838%	05/12/39	$3,400	$3,632,190
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(c)	Aaa	6.104%	06/12/46	2,210	2,351,198
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A3	Aaa	5.364%	08/12/48	440	445,789
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(c)	Aaa	5.557%	03/12/44	1,500	1,589,409
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(c)	AAA(e)	5.940%	10/15/42	2,600	2,784,405
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,400	4,621,333
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(c)	AAA(e)	5.802%	06/11/42	1,040	1,113,582
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A3(c)	Aaa	5.889%	05/15/43	2,000	2,070,495
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(c)	Aaa	5.925%	05/15/43	5,188	5,595,874

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $90,846,223)					99,711,177

CORPORATE BONDS — 13.9%
Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.750%	08/15/10	2,000	2,008,463
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	6.100%	03/01/11	975	1,007,701
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	475	478,652

					3,494,816

Airlines — 0.3%
American Airlines Pass-Through Trust 2001-01, Pass-thru Certs., Ser. 01-1	B2	6.817%	05/23/11	2,420	2,420,000
Continental Airlines, Inc., Pass-thru Certs., Ser. 01A1(d)	Baa2	6.703%	06/15/21	142	141,562
Continental Airlines, Inc., Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	233	231,919
Continental Airlines, Inc., Pass-thru Certs., Ser. A	Baa2	7.250%	11/10/19	725	772,125
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	421	416,082
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	965	1,028,658

					5,010,346

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	495	510,699
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa2	5.500%	01/15/16	235	260,477

					771,176

Banking — 2.9%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	4,015	4,985,000
Banco Bradesco SA (Cayman Islands), Sub. Notes	A2	8.750%	10/24/13	1,690	1,973,920
Bank of America Corp., Jr. Sub. Notes(c)	Ba3	8.000%	12/29/49	2,100	2,028,453
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.500%	04/01/15	185	186,983
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN	A2	5.650%	05/01/18	1,660	1,701,188
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	850	855,866
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	1,300	1,250,077
Bank of Montreal (Canada), Covered Notes, 144A	Aaa	2.850%	06/09/15	2,865	2,911,828
Bank One Corp., Sub. Notes	A1	7.875%	08/01/10	2,500	2,513,316
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	550	594,479
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	270	299,901
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,135	1,325,340
Capital One Bank Corp., Sub. Notes	A3	6.500%	06/13/13	10	10,968
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.250%	08/15/39	555	585,525
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,130	1,176,752
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700%	09/15/11	570	592,965
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	1,900	1,957,982
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	725	658,945
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	790	828,761
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	415	495,086
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	600	715,274
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.800%	06/07/12	1,160	1,219,791
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa2	5.125%	03/16/37	1,325	968,346
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	485	489,720
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	999,175

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	$580	$610,995
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	765	773,499
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,770	1,691,088
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	113	110,779
ICICI Bank Ltd. (Singapore), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	11/16/10	1,670	1,681,414
International Bank For Reconstruction & Development, Notes	Aaa	2.375%	05/26/15	4,175	4,244,864
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(b)(c)	Baa1	7.900%	04/29/49	2,000	2,061,460
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.600%	01/17/11	175	178,445
JPMorgan Chase Capital XXVI (Capital Security, fixed to floating preferred)	A2	8.000%	05/15/48	28	739,200
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	A2	7.000%	11/01/39	1,500	1,525,407
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	5.800%	01/13/20	1,770	1,670,694
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	4.790%	08/04/10	375	376,094
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.770%	07/25/11	355	368,239
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%	04/25/18	1,230	1,312,141
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	30	31,197
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	2,110	2,041,241
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	600	607,596
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	2,530	2,507,979
MUFG Capital Finance Corp. Ltd. (Cayman Islands), Gtd. Notes.(c)	Ba1	6.346%	07/25/49	800	773,992
PNC Funding Corp., Gtd. Notes.	A3	6.700%	06/10/19	920	1,054,310
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,775	1,799,206
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	755	796,027
Wells Fargo Bank NA, Sub. Notes	Aa3	6.450%	02/01/11	90	92,569
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(c)	Ba1	7.700%	12/29/49	1,000	1,010,000

					59,384,077

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	5.250%	02/06/12	1,850	365,375
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.875%	05/02/18	700	142,625

					508,000

Building Materials & Construction — 0.1%
Hanson Ltd. (United Kingdom), Gtd. Notes(b)	B1	7.875%	09/27/10	1,270	1,273,175
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	1,100	1,127,313

					2,400,488

Cable — 0.5%
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	9.455%	11/15/22	115	158,638
Comcast Cable Holdings LLC, Gtd. Notes	Baa1	9.875%	06/15/22	1,440	1,978,425
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	310	333,986
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	290	329,882
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	03/15/11	1,195	1,234,902
DIRECTV Holdings LLC, Gtd. Notes	Baa2	3.550%	03/15/15	345	347,289
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,580	1,673,334
DISH DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	1,000	1,032,500
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	2,410	2,574,302
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	06/15/39	1,340	1,480,329

					11,143,587

Capital Goods — 0.2%
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(d)(g)	Baa2	5.800%	10/15/12	460	496,558
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(d)(g)	Baa2	6.375%	10/15/17	1,198	1,348,563
Erac USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(d)(g)	Baa2	7.000%	10/15/37	390	424,983
FedEx Corp., Gtd. Notes	Baa2	7.250%	02/15/11	480	497,483
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	320	347,970
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	515	590,314

					3,705,871

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125%	02/01/11	$690	$703,301
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,600	1,847,781
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.550%	05/15/19	1,000	1,224,113
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	40	55,632
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	780	845,225
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,500	1,641,033
Union Carbide Corp., Sr. Unsec’d. Notes	Ba2	7.500%	06/01/25	500	491,875

					6,808,960

Consumer — 0.3%
Avon Products, Inc., Sr. Unsec’d. Notes	A2	5.750%	03/01/18	1,400	1,583,281
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375%	06/15/14	2,190	2,437,665
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,600	1,758,928
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125%	06/15/11	1,045	1,082,156

					6,862,030

Electric — 1.3%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	170	189,990
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,250	1,323,012
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	530	594,992
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	660	744,810
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	Baa1	5.700%	03/15/13	1,070	1,173,562
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	Baa1	6.950%	03/15/33	300	357,546
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 05-C	A3	5.375%	12/15/15	820	921,691
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	145	150,526
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	435	473,710
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	4.300%	06/15/20	240	253,458
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	530	615,313
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	920	1,051,730
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	6.650%	04/30/38	930	1,117,067
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	845	822,178
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa3	8.625%	08/01/15	1,160	1,410,156
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	1,260	1,212,233
Energy East Corp., Gtd. Notes	A3	6.750%	09/15/33	140	150,943
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	195	208,244
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,375	1,468,768
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	380	422,869
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A2	5.700%	06/01/17	470	535,902
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	575	616,842
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	1,555	1,696,661
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.750%	04/01/18	210	234,927
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	325	348,043
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa3	6.500%	05/15/18	1,210	1,381,251
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	545	574,812
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	500	514,974
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	605	642,818
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	465	526,836
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	545	657,021
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,610	1,796,306
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	135	142,192
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A2	5.800%	05/01/37	515	582,557
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	610	666,359
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	263	288,581
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	513,355

					26,382,235

Energy – Integrated — 0.2%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, Ser. WI, 144A	Baa2	6.750%	11/15/39	975	1,119,404
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	390	403,201

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Energy – Integrated (continued)
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	$300	$362,548
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	7.500%	07/18/16	1,365	1,412,775

					3,297,928

Energy – Other — 0.3%
Anadarko Petroleum Corp., Unsec’d. Notes	Ba1	6.200%	03/15/40	430	340,208
Devon Financing Corp. ULC (Canada), Gtd. Notes	Baa1	7.875%	09/30/31	280	355,631
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	817	844,908
Halliburton Co., Sr. Unsec’d. Notes	A2	5.500%	10/15/10	200	202,222
Nexen, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	6.400%	05/15/37	195	203,349
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,450	1,456,060
Questar Market Resources, Inc., Sr. Unsec’d. Notes	Baa3	6.800%	03/01/20	540	561,225
Valero Energy Corp., Gtd. Notes	Baa2	6.625%	06/15/37	250	243,411
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa1	6.500%	08/01/36	25	22,654
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,660	1,765,908
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	6.250%	08/01/17	565	672,788

					6,668,364

Foods — 0.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	5.375%	01/15/20	1,100	1,185,352
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	6.875%	11/15/19	1,100	1,268,573
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.000%	11/15/39	1,160	1,515,735
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.200%	01/15/39	230	302,583
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,000	1,056,243
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	860	1,026,990
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $646,913; purchased 11/19/07)(d)(g)	A2	6.000%	11/27/17	650	744,827
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	7.875%	09/15/10	62	62,790
Delhaize America, Inc., Gtd. Notes	Baa3	9.000%	04/15/31	660	902,070
Delhaize Group (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	460	530,058
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	02/15/12	684	736,977
H.J. Heinz Finance Co., Gtd. Notes, 144A	Baa2	7.125%	08/01/39	405	495,147
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,660	1,856,426
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	215	234,127
Kroger Co. (The), Gtd. Notes	Baa2	6.800%	04/01/11	575	596,287
Ralcorp Holdings, Inc., Sr. Sec’d. Notes	Baa3	6.625%	08/15/39	800	873,043
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	1,300	1,300,000
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	785	853,687
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	235	248,267

					15,789,182

Healthcare & Pharmaceutical — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.875%	05/15/16	1,100	1,286,881
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	915	991,748
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37	480	581,665
Genentech, Inc., Sr. Unsec’d. Notes	AA-(e)	4.750%	07/15/15	270	298,737
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	2,040,500
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	560	619,767
Merck & Co., Inc., Gtd. Notes	Aa3	6.000%	09/15/17	842	989,209
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.750%	11/15/36	280	314,993
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	205	235,813
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	440	495,375
Wyeth, Gtd. Notes	A1	5.500%	03/15/13	1,165	1,288,577
Wyeth, Gtd. Notes	A1	5.950%	04/01/37	1,645	1,863,372
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	70,976

					11,077,613

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	06/15/11	430	447,330
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	480	534,202

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Healthcare Insurance (continued)
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	$640	$658,268
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,200	1,225,333
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	03/15/11	1,470	1,508,341
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	115	126,276
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	400	431,598
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	410	450,670
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	1,085	1,178,825
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	01/15/16	335	366,770

					6,927,613

Insurance — 0.9%
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	655	632,075
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	230	259,783
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	990	948,642
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.750%	05/15/12	425	451,201
Berkshire Hathaway Finance Corp., Gtd. Notes(h)	Aa2	5.750%	01/15/40	805	852,400
Chubb Corp., Jr. Sub. Notes(c)	A3	6.375%	03/29/67	1,260	1,209,600
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	910	858,838
Lincoln National Corp., Jr. Sub. Notes(b)(c)	Ba1	6.050%	04/20/67	250	187,500
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	476	460,321
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	660	695,142
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	505	618,922
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	Baa2	5.150%	09/15/10	335	337,411
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	1,185	1,158,928
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.125%	12/01/11	435	460,236
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	85	89,143
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	270	305,464
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	650	759,263
Northwestern Mutual Life Insurance, Notes, 144A	Aa2	6.063%	03/30/40	350	375,214
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	640	673,539
Pacific Life Insurance Co., Sub. Notes, 144A
(original cost $869,582; purchased 6/16/09)(g)	A3	9.250%	06/15/39	870	1,078,174
Progressive Corp. (The), Jr. Sub. Notes(c)	A2	6.700%	06/15/37	715	668,525
Teachers Insurance & Annuity Association of America, Notes, 144A(b)	Aa2	6.850%	12/16/39	1,430	1,665,585
Travelers Cos., Inc. (The), Jr. Sub. Notes(c)	A3	6.250%	03/15/37	765	717,854
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.750%	06/20/36	740	864,770
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	705	712,522
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	575	587,818
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	110	112,555

					17,741,425

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,585	1,644,437
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.750%	05/15/18	2,700	2,700,000

					4,344,437

Media & Entertainment — 0.4%
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	2,500	2,562,500
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	235	245,088
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	115	131,978
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,265	1,459,724
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	980	1,010,647
Time Warner, Inc., Gtd. Notes	Baa2	7.250%	10/15/17	745	888,012
Time Warner, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	625	841,441
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	10/05/37	420	469,032
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	04/30/36	620	701,882

					8,310,304

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Metals — 0.3%
Newmont Mining Corp., Gtd. Notes	Baa2	6.250%	10/01/39	$865	$943,990
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(e)	4.500%	05/15/13	255	268,095
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(e)	5.000%	06/01/15	755	803,141
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	500	547,826
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	120	129,516
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	2,540	2,565,400

					5,257,968

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(b)	Aa2	5.500%	01/08/20	1,365	1,442,470
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.550%	05/04/20	800	842,425
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38	970	951,185
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.000%	08/07/19	3,010	3,258,539
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	5.700%	06/01/11	585	604,609
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	B1	6.375%	03/25/13	1,750	1,640,625
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,000	878,186
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	2,825	2,606,941

					12,224,980

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	450	416,138

Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39	1,080	1,190,949
International Paper Co., Sr. Unsec’d. Notes(b)	Baa3	7.500%	08/15/21	460	538,612

					1,729,561

Pipelines & Other — 0.3%
DCP Midstream LLC, Sr. Unsec’d. Notes	Baa2	7.875%	08/16/10	1,830	1,844,213
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	405	415,442
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	80	86,950
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,310	3,668,559
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa2	6.250%	02/15/13	205	222,702

					6,237,866

Railroads — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	735	838,818
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	690	754,505
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	630	674,947
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	24	30,891
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650%	01/15/11	760	781,130

					3,080,291

Real Estate Investment Trusts — 0.3%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	391	403,951
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	685	804,958
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	545	565,632
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	650	689,902
ProLogis, Sr. Unsec’d. Notes(b)	Baa2	6.875%	03/15/20	840	793,945
Simon Property Group LP, Sr. Unsec’d. Notes(b)	A3	6.125%	05/30/18	2,700	2,980,195

					6,238,583

Retailers — 0.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,240	1,295,624
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,580	1,757,722
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	435	464,987
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	980	1,006,950
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	315	322,906
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	1,000	1,208,165
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	6.500%	03/15/29	345	404,836
Macy’s Retail Holdings, Inc., Gtd. Notes(b)	Ba1	5.350%	03/15/12	330	337,425

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Retailers (continued)
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	$2,000	$2,055,000

					8,853,615

Technology — 0.3%
Electronic Data Systems Corp., Sr. Unsec’d. Notes	A2	7.450%	10/15/29	120	155,912
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	960	1,052,664
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	575	610,430
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	48	51,520
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	985	1,009,625
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,650	2,743,534

					5,623,685

Telecommunications — 1.4%
America Movil SAB de CV (Mexico), Gtd. Notes, 144A	A2	6.125%	03/30/40	560	584,770
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	505	650,043
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.300%	11/15/10	1,180	1,198,720
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	2,400	3,120,334
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.750%	06/15/30	345	445,635
Embarq Corp., Sr. Unsec’d. Notes (original cost $349,979; purchased 05/12/06)(d)(g)	Baa3	7.082%	06/01/16	350	373,121
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,667,844; purchased 05/12/06-04/10/07)(d)(g)	Baa3	7.995%	06/01/36	1,645	1,632,538
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	360	495,397
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec’d. Notes	Baa2	8.000%	10/01/10	645	655,277
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	800	895,195
New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.750%	03/01/31	1,235	1,695,410
PCCW HKT Capital Ltd. (US Virgin Islands), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,275	2,431,406
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.250%	02/15/11	720	734,400
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	2,000	2,145,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	170	175,592
Telecom Italia Capital SA (Luxembourg), Gtd. Notes(b)	Baa2	7.175%	06/18/19	3,405	3,665,867
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.134%	04/27/20	865	866,983
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	640	682,609
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	232,338
Telefonos de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	A3	5.500%	11/15/19	255	266,884
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	1,041	1,103,541
US Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	255	262,201
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,500	3,973,473
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38	105	115,717

					28,402,451

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	1,995	2,489,971
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	900	1,139,742
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	130	170,789
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	850	1,140,185
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	670	743,066
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	830	897,669
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	285	293,215

					6,874,637

TOTAL CORPORATE BONDS (cost $270,933,904)					285,568,227

FOREIGN AGENCIES — 0.5%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	7,220	7,341,253
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	400,750

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

FOREIGN AGENCIES (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	$2,100	$2,084,250

TOTAL FOREIGN AGENCIES (cost $9,723,162)					9,826,253

FOREIGN LOCAL GOVERNMENT
Qatar Government International Bond (Qatar), 144A (cost $728,430)	Aa2	6.400%	01/20/40	730	775,625

MORTGAGE-BACKED SECURITIES — 14.5%
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-02/01/39	6,469	6,838,436
Federal Home Loan Mortgage Corp.		4.500%	TBA 15 YR	1,400	1,475,687
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR	7,500	7,741,410
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-05/01/34	8,567	9,167,666
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	5,000	5,267,970
Federal Home Loan Mortgage Corp.(c)		5.209%	12/01/35	2,035	2,165,767
Federal Home Loan Mortgage Corp.(c)		5.495%	06/01/36	1,264	1,325,225
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-05/01/38	9,269	9,991,342
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	10,500	11,233,362
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-12/01/33	2,067	2,291,124
Federal Home Loan Mortgage Corp.		6.500%	12/01/14-09/01/16	213	230,896
Federal Home Loan Mortgage Corp.		7.000%	05/01/31-09/01/33	3,414	3,882,560
Federal National Mortgage Association(c)		2.200%	07/01/33	890	923,625
Federal National Mortgage Association		4.000%	06/01/19	1,636	1,728,973
Federal National Mortgage Association		4.000%	TBA 15 YR	2,000	2,077,500
Federal National Mortgage Association		4.000%	TBA 30 YR	9,000	9,113,904
Federal National Mortgage Association		4.500%	11/01/18-08/01/39	28,200	29,491,471
Federal National Mortgage Association		4.500%	TBA 15 YR	6,500	6,856,486
Federal National Mortgage Association		4.500%	TBA 30 YR	10,500	10,882,263
Federal National Mortgage Association		5.000%	10/01/18-05/01/36	12,890	13,711,746
Federal National Mortgage Association		5.000%	TBA 15 YR	6,000	6,401,250
Federal National Mortgage Association		5.000%	TBA 30 YR	17,750	18,712,387
Federal National Mortgage Association		5.500%	03/01/16-04/01/37	41,594	44,832,646
Federal National Mortgage Association		5.500%	TBA 15 YR	3,000	3,232,032
Federal National Mortgage Association		5.500%	TBA 30 YR	3,500	3,745,000
Federal National Mortgage Association(c)		5.759%	07/01/37	1,736	1,853,153
Federal National Mortgage Association(c)		5.829%	06/01/37	957	1,022,579
Federal National Mortgage Association		6.000%	04/01/13-06/01/38	21,843	23,954,991
Federal National Mortgage Association		6.000%	TBA 30 YR	13,500	14,603,206
Federal National Mortgage Association		6.500%	07/01/17-01/01/37	8,237	9,104,050
Federal National Mortgage Association		7.000%	08/01/11-07/01/32	666	754,212
Federal National Mortgage Association		7.500%	05/01/12-05/01/32	304	335,804
Government National Mortgage Association		4.500%	TBA 30 YR	8,000	8,313,776
Government National Mortgage Association		5.000%	TBA 30 YR	4,000	4,235,016
Government National Mortgage Association		5.500%	08/15/33-04/15/36	7,013	7,622,280
Government National Mortgage Association		6.000%	11/15/23-07/15/34	2,326	2,562,544
Government National Mortgage Association		6.000%	TBA 30 YR	4,000	4,358,752
Government National Mortgage Association		6.500%	10/15/23-09/15/36	4,383	4,872,578
Government National Mortgage Association		7.000%	09/15/31	100	113,866
Government National Mortgage Association		8.000%	01/15/24-07/15/24	52	59,722

TOTAL MORTGAGE-BACKED SECURITIES (cost $284,527,418)					297,087,257

MUNICIPAL BONDS — 0.4%
Bay Area Toll Authority, BABs	Aa3	6.263%	04/01/49	1,305	1,377,989
Chicago O’Hare Int’l. Arpt. Rev., BABs	A1	6.395%	01/01/40	970	1,051,082
Metropolitan Government of Nashville & Davidson County Convention Center Auth.	Aa2	6.731%	07/01/43	945	1,017,850
New Jersey State Turnpike Authority, BABs	A3	7.414%	01/01/40	1,000	1,260,420

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

MUNICIPAL BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

New York City Transitional Finance Authority, BABs	Aa1	5.767%	08/01/36	$1,100	$1,142,185
Oregon State Department of Transportation, BABs	Aa2	5.834%	11/15/34	425	467,938
State of California, BABs(b)	A1	7.300%	10/01/39	1,250	1,315,150
State of California, BABs	A1	7.500%	04/01/34	350	373,450
State of California, BABs	A1	7.550%	04/01/39	245	267,043
State of California, BABs	A1	7.625%	03/01/40	205	221,970
State of Illinois, Taxable Ser. 3, BABs	A1	6.725%	04/01/35	90	88,996

TOTAL MUNICIPAL BONDS (cost $8,040,759)					8,584,073

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Federal Home Loan Banks		5.625%	06/11/21	2,320	2,731,382
Federal Home Loan Mortgage Corp.(b)		3.750%	03/27/19	3,040	3,171,702
Federal Home Loan Mortgage Corp.(b)		5.125%	11/17/17	420	483,883
Federal National Mortgage Association		4.375%	10/15/15	2,205	2,438,721
Federal National Mortgage Association		5.000%	02/13/17	1,955	2,222,065
Federal National Mortgage Association		6.625%	11/15/30	2,010	2,613,918
Resolution Funding Corp. Interest Strip(j)		3.090%	04/15/18	2,645	2,083,329
Tennessee Valley Authority		4.500%	04/01/18	1,390	1,536,781
Tennessee Valley Authority		5.880%	04/01/36	85	100,876
Tennessee Valley Authority, Ser. E		6.250%	12/15/17	360	437,641
Western Corporate Federal Credit Union, Gtd. Notes.		1.750%	11/02/12	4,550	4,625,817

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $21,431,092)					22,446,115

U.S. TREASURY SECURITIES — 5.2%
U.S. Treasury Bonds(b)		4.625%	02/15/40	3,535	3,973,559
U.S. Treasury Bonds(i)		6.250%	08/15/23	6,140	7,958,975
U.S. Treasury Bonds		8.000%	11/15/21	4,550	6,617,406
U.S. Treasury Inflation Indexed Note		1.375%	01/15/20	8,695	8,903,312
U.S. Treasury Notes		0.625%	06/30/12	2,655	2,655,212
U.S. Treasury Notes		1.875%	06/30/15	4,060	4,075,542
U.S. Treasury Notes		2.750%	11/30/16	5,250	5,382,478
U.S. Treasury Notes		3.125%	10/31/16	705	739,534
U.S. Treasury Notes(b)		3.500%	05/15/20	4,805	5,028,721
U.S. Treasury Notes		3.625%	08/15/19	3,280	3,468,344
U.S. Treasury Strips Coupon(k)		3.550%	08/15/21	3,500	2,364,890
U.S. Treasury Strips Coupon(k)		3.610%	11/15/21	2,500	1,665,060
U.S. Treasury Strips Coupon(k)		3.690%	08/15/22	2,150	1,380,208
U.S. Treasury Strips Coupon(k)		3.850%	11/15/23	17,430	10,472,781
U.S. Treasury Strips Coupon(k)		3.860%	02/15/24	10,000	5,937,230
U.S. Treasury Strips Coupon(k)		3.890%	05/15/24	9,985	5,852,728
U.S. Treasury Strips Coupon(k)		3.920%	08/15/24	11,695	6,761,219
U.S. Treasury Strips Coupon(k)		3.930%	11/15/24	14,565	8,319,193
U.S. Treasury Strips Principal(j)		3.720%	02/15/23	16,780	10,537,655
U.S. Treasury Strips Principal(b)(j)		3.790%	08/15/23	6,000	3,680,118

TOTAL U.S. TREASURY SECURITIES (cost $99,078,944)					105,774,165

TOTAL LONG-TERM INVESTMENTS (cost $1,655,598,066)					1,849,346,749

SHORT-TERM INVESTMENTS — 20.2%
U.S. TREASURY SECURITIES — 0.3%
U.S. Treasury Bill(l)		0.070%	09/16/10	2,000	1,999,336
U.S. Treasury Bill(l)		0.430%	12/16/10	4,700	4,695,502

TOTAL U.S. TREASURY SECURITIES (cost $6,696,411)					6,694,838

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

SHORT-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Shares	Value (Note 2)

AFFILIATED MUTUAL FUNDS — 19.9%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $144,576,317)(Note 4)(m)			14,844,520	$130,186,444
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $276,767,769; includes $104,652,850 of cash collateral received for securities on loan)(Note 4)(m)(n)			276,767,769	276,767,769

TOTAL AFFILIATED MUTUAL FUNDS (cost $421,344,086)				406,954,213

TOTAL SHORT-TERM INVESTMENTS (cost $428,040,497)				413,649,051

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 110.5% (cost $2,083,638,563)				2,262,995,800

			Principal Amount (000)#
SECURITY SOLD SHORT
Mortgage-Backed Security
Federal National Mortgage Association (proceeds $526,461)	5.500%	TBA 30 YR	$500	(536,953)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT(o) — 110.5% (cost $2,083,112,102)				2,262,458,847
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(p) — (10.5)%				(215,177,806)

NET ASSETS — 100.0%				$2,047,281,041

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
I/O	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
ULC	Unlimited Liability Corporation

#	Principal amount shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $101,360,098; cash collateral of $104,652,850 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

(d)	Indicates a security that has been deemed illiquid.

(e)	Standard & Poor’s Rating.

(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(g)	Indicates a restricted security; the aggregate original cost of such securities is $5,576,491. The aggregate value of $6,098,764 is approximately 0.3% of net assets.

(h)	Security segregated as collateral for futures contracts.

(i)	All or portion of security is segregated as collateral for swap contracts.

(j)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2010.

(k)	Rate shown reflects the effective yield at June 30, 2010.

(l)	Rate quoted represents yield-to-maturity as of purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2010, 3 securities representing $2,640,695 and 0.1% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(p)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Long Positions:
245	S&P 500 Index	Sep. 2010	$65,037,060	$62,879,250	$(2,157,810)
253	U.S. Treasury 2 Yr. Notes	Sep. 2010	55,225,205	55,363,516	138,311
1,611	U.S. Treasury 5 Yr. Notes	Sep. 2010	188,099,348	190,664,367	2,565,019

					545,520

Short Positions:
825	U.S. Treasury 10 Yr. Notes	Sep. 2010	99,621,525	101,101,172	(1,479,647)
303	U.S. Long Bond	Sep. 2010	37,824,611	38,632,500	(807,889)
5	U.S. Ultra Bond	Sep. 2010	672,338	679,063	(6,725)

					(2,294,261)

					$(1,748,741)

Credit default swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1):
Barclays Bank PLC	09/20/2012	$2,800	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$6,355	$—	$6,355
Deutsche Bank AG	09/20/2011	1,000	1.000%	DISH DBS Corp., 6.625%, 10/01/14	8,489	9,729	(1,240)
Deutsche Bank AG	03/20/2012	2,000	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(99,634)	(37,834)	(61,800)
Deutsche Bank AG	12/20/2012	2,000	1.000%	Macy’s Retail Holdings, Inc., 8.000%, 07/15/12	17,706	62,044	(44,338)
Deutsche Bank AG	06/20/2013	2,000	1.000%	United States Steel Corp., 6.650%, 06/01/37	145,398	97,449	47,949
Deutsche Bank AG	03/20/2014	1,585	7.050%	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12	(303,878)	—	(303,878)
Deutsche Bank AG	06/20/2018	2,800	1.150%	Spectra Energy Capital LLC, 6.250%, 02/15/13	(8,786)	—	(8,786)
JPMorgan Chase Bank	06/20/2014	1,110	0.650%	Bunge Ltd. Finance Corp., 5.350%, 04/15/14	33,821	—	33,821
Merrill Lynch Capital Services, Inc.	09/20/2016	785	1.730%	Tyson Foods, Inc., 7.850%, 04/01/16	14,966	—	14,966
Merrill Lynch Capital Services, Inc.	06/20/2018	1,800	3.050%	SLM Corp., 5.125%, 08/27/12	307,917	—	307,917
Merrill Lynch Capital Services, Inc.	06/20/2018	2,700	1.450%	Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/18	127,858	—	127,858
Morgan Stanley Capital Services, Inc.	03/20/2012	500	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(24,908)	(13,675)	(11,233)
Morgan Stanley Capital Services, Inc.	03/20/2018	1,400	0.700%	Avon Products, Inc., 6.500%, 03/01/19	5,490	—	5,490

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1) (continued):
Morgan Stanley Capital Services, Inc.	06/20/2018	$1,600	1.000%	Newell Rubbermaid, Inc., 0.000%, 07/15/28	$51,832	$—	$51,832
Morgan Stanley Capital Services, Inc.	06/20/2018	2,700	0.970%	Simon Property Group LP, 5.250%, 12/01/16	129,208	—	129,208

					$411,834	$117,713	$294,121

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$12,704,087	$2,640,695
Residential Mortgage-Backed Securities	—	10,492,766	—
Bank Loans	—	9,576,320	—
Collateralized Mortgage Obligations	—	9,449,066	—
Commercial Mortgage-Backed Securities	—	99,711,177	—
Corporate Bonds	—	285,568,227	—
Common Stocks	974,710,923	—	—
Foreign Agencies	—	9,826,253	—
Foreign Local Government	—	775,625	—
Mortgage-Backed Securities	—	297,087,257	—
Municipal Bonds	—	8,584,073	—
U.S. Government Agency Obligations	—	22,446,115	—
U.S. Treasury Securities	—	112,469,003	—
Affiliated Mutual Funds	406,954,213	—	—
Mortgage-Backed Security Sold Short	—	(536,953)	—
Other Financial Instruments*
Futures	(1,748,741)	—	—
Credit Default Swaps	—	294,121	—

Total	$1,379,916,395	$878,447,137	$2,640,695

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Mutual Funds (including 5.1% of collateral received for securities on loan)	19.9%
Mortgage-Backed Securities	14.5
U.S. Treasury Securities	5.5
Commercial Mortgage-Backed Securities	4.9
Oil, Gas & Consumable Fuels	4.3
Banking	2.9
Pharmaceuticals	2.9
Insurance	2.7
Computers & Peripherals	2.2
Diversified Financial Services	2.2
Software	1.8
Aerospace & Defense	1.6
Commercial Banks	1.5
IT Services	1.5
Media	1.5
Telecommunications	1.4
Beverages	1.3
Diversified Telecommunication Services	1.3
Electric	1.3
Capital Markets	1.2
Chemicals	1.2
Food & Staples Retailing	1.2
Household Products	1.2
Semiconductors & Semiconductor Equipment	1.2
Communications Equipment	1.1
Industrial Conglomerates	1.1
U.S. Government Agency Obligations	1.1
Healthcare Providers & Services	1.0
Real Estate Investment Trusts	1.0
Specialty Retail	1.0
Tobacco	1.0
Electric Utilities	0.9
Food Products	0.9
Healthcare Equipment & Supplies	0.9
Energy Equipment & Services	0.8
Foods	0.8
Hotels, Restaurants & Leisure	0.8
Internet Software & Services	0.8
Machinery	0.8
Non-Residential Mortgage-Backed Securities	0.8
Biotechnology	0.7
Healthcare & Pharmaceutical	0.7
Multi-Utilities	0.7
Cable	0.6

Non-Captive Finance	0.6%
Air Freight & Logistics	0.5
Foreign Agencies	0.5
Metals & Mining	0.5
Residential Mortgage-Backed Securities	0.5
Technology	0.5
Collateralized Mortgage Obligations	0.4
Consumer Finance	0.4
Media & Entertainment	0.4
Multiline Retail	0.4
Municipal Bonds	0.4
Retailers	0.4
Road & Rail	0.4
Airlines	0.3
Consumer	0.3
Electrical Equipment	0.3
Electronic Equipment & Instruments	0.3
Energy – Other	0.3
Healthcare Insurance	0.3
Metals	0.3
Pipelines & Other	0.3
Automobiles	0.2
Capital Goods	0.2
Commercial Services & Supplies	0.2
Energy – Integrated	0.2
Household Durables	0.2
Internet & Catalog Retail	0.2
Life Sciences Tools & Services	0.2
Lodging	0.2
Railroads	0.2
Textiles, Apparel & Luxury Goods	0.2
Wireless Telecommunication Services	0.2
Auto Components	0.1
Building Materials & Construction	0.1
Construction & Engineering	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Paper	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Trading Companies & Distributors	0.1

110.5
Other liabilities in excess of other assets	(10.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$169,222		Premium received for swap agreements	$51,509
Credit contracts	Unrealized appreciation on swaps	725,396		Unrealized depreciation on swaps	431,275
Equity contracts	—	—		Due to broker-variation margin	2,157,810	*
Interest rate contracts	Due to broker—variation margin	2,703,330	*	Due to broker-variation margin	2,294,261	*

Total		$3,597,948			$4,934,855

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Purchased Options	Total
Credit contracts	$—	$37,986	$—	$37,986
Equity contracts	(1,951,578)	—	—	(1,951,578)
Interest rate contracts	(553,651)	(376,104)	(21,114)	(950,869)

Total	$(2,505,229)	$(338,118)	$(21,114)	$(2,864,461)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$149,407	$149,407
Equity contracts	(3,087,947)	—	(3,087,947)
Interest rate contracts	193,132	86,063	279,195

Total	$(2,894,815)	$235,470	$(2,659,345)

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options (Cost)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$29,253	$301,078,719	$92,691,198

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$17,603	$35,177

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS
Investments, at value including securities on loan of $101,360,098:
Unaffiliated investments (cost $1,662,294,477)	$1,856,041,587
Affiliated investments (cost $421,344,086)	406,954,213
Cash	617,816
Receivable for investments sold	88,402,504
Dividends and interest receivable	7,459,163
Unrealized appreciation on swaps	725,396
Foreign tax reclaim receivable	289,067
Premium paid for swap agreements	169,222
Receivable for Series shares sold	7,078
Prepaid expenses	3,286

Total Assets	2,360,669,332

LIABILITIES
Payable for investments purchased	205,519,999
Collateral for securities on loan	104,652,850
Management fee payable	946,315
Due to broker-variation margin	787,605
Security sold short, at value (proceeds received $526,461)	536,953
Unrealized depreciation on swaps	431,275
Accrued expenses and other liabilities	291,426
Payable for Series shares repurchased	169,482
Premium received for swap agreements	51,509
Affiliated transfer agent fee payable	877

Total Liabilities	313,388,291

NET ASSETS	$2,047,281,041

Net assets were comprised of:
Paid-in capital	$1,986,154,916
Retained earnings	61,126,125

Net assets, June 30, 2010	$2,047,281,041

Net asset value and redemption price per share, $2,047,281,041 / 144,871,750 outstanding shares of beneficial interest	$14.13

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Interest	$19,264,429
Unaffiliated dividend income	10,611,719
Affiliated dividend income	1,101,058
Affiliated income from securities loaned, net	103,786

31,080,992

EXPENSES
Management fee	5,862,496
Custodian’s fees and expenses	151,000
Shareholders’ reports	146,000
Insurance expenses	19,000
Audit fee	18,000
Trustees’ fees	17,000
Legal fees and expenses	8,000
Commitment fee on syndicated credit agreement	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Miscellaneous	8,364

Total expenses	6,241,860

NET INVESTMENT INCOME	24,839,132

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $(733,104))	6,194,575
Short sale transactions	1,680
Futures transactions	(2,505,229)
Swap agreement transactions	(338,118)
Foreign currency transactions	59

3,352,967

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $3,947,818)	(46,154,440)
Securities sold short	(10,492)
Futures	(2,894,815)
Swaps	235,470
Foreign currencies	(28,991)

(48,853,268)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(45,500,301)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,661,169)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$24,839,132	$52,722,985
Net realized gain (loss) on investments, swaps and foreign currencies	3,352,967	(41,347,456)
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(48,853,268)	352,977,973

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,661,169)	364,353,502

DISTRIBUTIONS	(52,703,504)	(74,120,351)

SERIES SHARE TRANSACTIONS:
Series shares sold [459,807 and 1,049,111 shares, respectively]	6,836,686	13,537,729
Series shares issued in reinvestment of distributions [3,642,260 and 5,781,619 shares, respectively]	52,703,504	74,120,351
Series shares repurchased [5,189,246 and 15,167,586 shares, respectively]	(77,626,541)	(196,684,797)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(18,086,351)	(109,026,717)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(91,451,024)	181,206,434
NET ASSETS:
Beginning of period	2,138,732,065	1,957,525,631

End of period	$2,047,281,041	$2,138,732,065

SEE NOTES TO FINANCIAL STATEMENTS.

A23

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 92.4% ASSET-BACKED SECURITIES — 13.1%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Residential Mortgage-Backed Securities — 7.9%
Alfa Diversified Payment Rights Finance Co. (Russia), Ser. 1A, Class A, 144A(a)	Ba1	2.137%	03/15/11	$572	$537,915
Ares CLO Funds
Ser. 2004-8A, Class A1A(a)	A1	0.940%	02/26/16	1,914	1,808,624
Ser. 2005-10A, Class A2, 144A(a)	Aa3	0.779%	09/18/17	2,048	1,918,381
Ser. 2005-10A, Class A3, 144A(a)	Aa3	0.779%	09/18/17	1,680	1,573,354
ARES CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A(a)	A-1	0.724%	05/08/15	984	954,604
Ballyrock CDO Ltd., 144A
Ser. 2003-2A, Class A(a)	Aa2	0.995%	11/20/15	4,199	4,010,205
Ser. 2005-3A, Class A2(a)	Aa3	0.546%	07/25/17	1,500	1,398,750
Bank of America Credit Card Trust
Ser. 2006-C5, Class C5(a)	A3	0.750%	01/15/16	5,750	5,430,183
Ser. 2007-A3, Class A3(a)	Aaa	0.370%	11/15/16	1,000	982,948
Bank One Issuance Trust
Ser. 2004-A3, Class A3(a)	Aaa	0.520%	02/15/17	5,100	5,053,793
Ser. 2004-C2, Class C2(a)	Baa2	1.150%	02/15/17	2,100	2,018,977
Black Diamond CLO Ltd., Ser. 2005-1A, Class A1, 144A(a)	Aa1	0.809%	06/20/17	750	700,200
Chase Issuance Trust, Ser. 2008-A13, Class A13(a)	Aaa	2.037%	09/15/15	1,000	1,036,648
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aa1	0.594%	08/03/19	4,951	4,666,516
Citibank Credit Card Issuance Trust
Ser. 2003-C4, Class C4	Baa2	5.000%	06/10/15	6,500	6,776,311
Ser. 2005-C2, Class C2(a)	Baa2	0.817%	03/24/17	1,500	1,380,710
Ser. 2005-C3, Class C3(a)	Baa2	0.760%	07/15/14	5,280	5,135,704
Ser. 2006-A7, Class A7(a)	Aaa	0.597%	12/15/18	6,000	5,819,017
Ser. 2006-C1, Class C1(a)	Baa2	0.748%	02/20/15	6,320	6,053,146
COA Tempus CLO Ltd., Ser. 2010-1A, Class A1, 144A(a)	Aaa	2.368%	04/20/19	2,000	2,000,000
Eaton Vance CDO IV Ltd., Ser. 2007-9A, Class A1A, 144A(a)	Aaa	0.515%	04/20/19	1,900	1,805,000
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(a)	Aaa	0.671%	07/27/16	990	955,565
Ford Credit Auto Owner Trust, Ser. 2006-B, Class C	Aaa	5.680%	06/15/12	2,100	2,164,598
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.563%	12/15/17	3,954	3,726,932
Hewett’s Island CDO Ltd., Ser. 2006-4A, Class A, 144A(a)	Aa1	0.634%	05/09/18	2,764	2,598,423
Katonah Ltd., Ser. 2005-7A, Class A2, 144A(a)	A2	0.696%	11/15/17	3,867	3,499,247
MBNA Credit Card Master Note Trust
Ser. 2002-C3, Class C3(a)	A3	1.700%	10/15/14	1,900	1,879,577
Ser. 2004-C2, Class C2(a)	A3	1.250%	11/15/16	7,900	7,477,892
Ser. 2005-A2, Class A2(a)	Aaa	0.430%	10/15/14	2,100	2,089,672
Ser. 2005-A10, Class A10(a)	Aaa	0.410%	11/15/15	2,400	2,375,639
Ser. 2006-A2, Class A2(a)	Aaa	0.410%	06/15/15	1,000	991,700
Ser. 2006-A5, Class A5(a)	Aaa	0.410%	10/15/15	1,250	1,237,822
Ser. 2006-C1, Class C1(a)	A3	0.770%	07/15/15	12,800	12,211,710
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(a)	Aaa	0.851%	02/15/16	2,742	2,637,545
Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A	Aa2	7.125%	01/15/13	2,007	2,107,225
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aa3	0.834%	08/22/16	1,385	1,333,154
Venture CDO Ltd., Ser. 2003-1A, Class A1, 144A(a)(b)	Aa2	0.805%	01/21/16	3,812	3,621,070

					111,968,757

Residential Mortgage-Backed Securities — 5.2%
ACE Securities Corp., Ser. 2004-FM1, Class M1(a)	Aa2	1.247%	09/25/33	2,096	1,581,272
Ameriquest Mortgage Securities, Inc.
Ser. 2001-2, Class M3(a)	Baa2	3.272%	10/25/31	658	407,523
Ser. 2003-AR3, Class M6(a)(b)	Ba3	4.097%	10/25/33	1,600	167,192
Ser. 2004-R8, Class M1(a)	Aa1	0.987%	09/25/34	950	718,303
Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2(a)	CC(c)	1.697%	10/25/32	134	9,612
Argent Securities, Inc.
Ser. 2003-W2, Class M4(a)	Baa1	4.097%	09/25/33	2,400	1,680,283

SEE NOTES TO FINANCIAL STATEMENTS.

A24

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Residential Mortgage-Backed Securities (continued)
Ser. 2004-W10, Class A2(a)	Aaa	0.737%	10/25/34	$1,802	$1,592,912
Ser. 2004-W6, Class M1(a)	Aa2	0.897%	05/25/34	4,606	3,356,410
Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1(a)	Aa2	1.397%	08/25/33	2,566	2,024,322
Asset Backed Securities Corp. Home Equity
Ser. 2003-HE3, Class M1(a)	Aa3	1.595%	06/15/33	1,926	1,472,691
Ser. 2004-HE5, Class M1(a)	Aa2	0.947%	08/25/34	2,600	2,004,124
Bear Stearns Asset Backed Securities Trust
Ser. 2004-HE2, Class M1(a)	Aa2	0.947%	03/25/34	4,892	3,478,839
Ser. 2004-HE3, Class M2(a)	A2	2.072%	04/25/34	2,895	2,346,707
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2(a)	Ca	3.722%	03/25/33	348	31,018
Centex Home Equity, Ser. 2004-B, Class AF6	Aaa	4.186%	03/25/34	1,300	1,283,364
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-RES1, Class M3(a)	A3	1.427%	11/25/34	168	68,102
CS First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2(a)	B2	2.597%	08/25/32	147	48,144
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	1,300	1,066,186
FBR Securitization Trust, Ser. 2005-2, Class M1(a)	A1	0.827%	09/25/35	3,600	2,832,743
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF6, Class M2(a)	Caa3	0.787%	05/25/36	2,575	1,052,701
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa3	1.397%	12/25/33	366	269,382
GSAMP Trust, Ser. 2004-FM1, Class M1(a)	Aaa	1.322%	11/25/33	3,956	3,122,852
HFC Home Equity Loan Asset Backed Certificates
Ser. 2004-1, Class A(a)	Aaa	0.698%	09/20/33	2,050	1,853,818
Ser. 2004-1, Class M(a)	Aa2	0.868%	09/20/33	1,858	1,608,689
Ser. 2006-1, Class M1(a)	Aa1	0.628%	01/20/36	1,112	948,449
Ser. 2006-2, Class A1(a)	Aaa	0.498%	03/20/36	306	279,905
Ser. 2006-2, Class A2(a)	Aaa	0.528%	03/20/36	372	336,786
IXIS Real Estate Capital Trust, Ser. 2006-HE1, Class A4(a)	Caa2	0.647%	03/25/36	3,200	1,135,126
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	Aa1	1.097%	02/25/34	4,250	3,014,223
Master Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1(a)	Aa2	1.127%	02/25/34	3,895	3,097,111
Merrill Lynch Mortgage Investors, Inc.
Ser. 2004-HE2, Class M1(a)	AA+(c)	1.147%	08/25/35	1,000	694,962
Ser. 2004-OPT1, Class A1A(a)	AAA(c)	0.607%	06/25/35	3,114	2,469,713
Morgan Stanley ABS Capital I
Ser. 2002-NC6, Class M2(a)	B3	3.497%	11/25/32	174	44,858
Ser. 2003-HE1, Class M1(a)	Aa2	1.547%	05/25/33	2,040	1,534,430
Ser. 2004-NC1, Class M1(a)	Aa2	1.397%	12/27/33	1,193	913,821
Ser. 2004-OP1, Class M1(a)	Aa1	0.927%	11/25/34	3,688	2,937,238
Ser. 2004-WMC1, Class M1(a)	Aa1	1.277%	06/25/34	3,176	2,705,545
Ser. 2004-WMC2, Class M1(a)	Aa1	1.262%	07/25/34	3,104	2,501,310
New Century Home Equity Loan Trust
Ser. 2003-4, Class M1(a)	Aa2	1.472%	10/25/33	5,016	3,910,776
Ser. 2004-4, Class M1(a)	Aa1	0.857%	02/25/35	3,096	2,562,630
Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2(a)(b)	Aa3	1.147%	12/25/34	1,320	1,212,157
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Aaa	5.221%	02/25/34	1,000	928,325
Saxon Asset Securities Trust, Ser. 2002-3, Class M1(a)	Aaa	1.472%	12/25/32	770	643,934
Securitized Asset Backed Receivables LLC Trust
Ser. 2004-NC1, Class M1(a)	Aa2	0.867%	02/25/34	4,452	3,390,919
Ser. 2006-FR1, Class M1(a)	Caa1	0.747%	11/25/35	2,000	405,046
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	Aa2	1.112%	02/25/35	108	89,054
Structured Asset Investment Loan Trust
Ser. 2004-2, Class A4(a)	AAA(c)	1.052%	03/25/34	2,297	1,732,789
Ser. 2004-7, Class A8(a)	AAA(c)	1.547%	08/25/34	1,400	1,048,819
Structured Asset Securities Corp., Ser. 2002-HF2, Class M3(a)	CC(c)	3.347%	07/25/32	1,345	1,027,806

					73,642,921

TOTAL ASSET-BACKED SECURITIES (cost $185,246,572)					185,611,678

SEE NOTES TO FINANCIAL STATEMENTS.

A25

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

BANK LOANS — 2.8%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Automotive
Oshkosh Truck Corp.(a)(b)	Ba3	6.540%	12/06/13	$580	$578,455

Banking — 0.2%
American General Financial Services Corp.(b)	B1	7.250%	04/21/15	3,225	3,133,087

Cable — 0.5%
Charter Communications Operating LLC(b)	Ba2	2.350%	03/06/14	327	303,088
Charter Communications Operating LLC(b)	Ba2	3.790%	09/06/16	2,658	2,474,411
Insight Midwest Holding LLC(a)(b)	Ba3	1.290%	10/06/13	2,653	2,533,231
UPC Broadband Holdings(b)	Ba3	3.930%	12/31/16	1,620	1,509,546

					6,820,276

Capital Goods — 0.1%
Capital Safety Group Ltd.(a)(b)	B3	2.597%	07/20/15	409	351,953
Capital Safety Group Ltd.(a)(b)	B3	3.104%	07/20/16	1,091	938,047

					1,290,000

Consumer — 0.1%
Huish Detergents, Inc.(a)(b)	Ba2	2.100%	04/26/14	205	194,383
Pilot Travel Centers LLC(b)	Ba2	0.500%	06/30/16	971	965,868

					1,160,251

Electric — 0.1%
Texas Competitive Electric Holdings Co. LLC(a)(b)	B1	3.831%	10/10/14	1,945	1,433,222

Gaming — 0.2%
MotorCity Casino Hotel(b)	B3	8.500%	07/13/12	3,277	3,207,264

Healthcare & Pharmaceutical — 0.8%
HCA, Inc.(a)(b)	Ba3	2.783%	11/18/13	462	435,587
HCA, Inc.(b)	Ba3	3.783%	03/31/17	1,108	1,058,189
Health Management Associates, Inc. Term B(a)(b)	B1	2.283%	02/28/14	1,870	1,736,755
PTS Acquisitions Corp.(a)(b)	Ba3	2.597%	04/10/14	3,783	3,390,514
Royalty Pharma Finance Trust(b)	Baa3	7.750%	05/15/15	4,000	3,790,000
Warner Chilcott Corp.(b)	B1	5.500%	10/30/14	572	570,348
Warner Chilcott Corp.(b)	B1	5.750%	04/30/15	449	447,192
Warner Chilcott Corp.(b)	B1	5.750%	04/30/15	269	268,554

					11,697,139

Non-Captive Finance — 0.2%
International Lease Finance Corp.(b)	Ba2	5.283%	03/17/15	1,990	1,959,108
International Lease Finance Corp.(b)	Ba3	5.533%	03/17/16	1,460	1,431,986

					3,391,094

Pipelines & Other — 0.1%
Enterprise GP Holdings LP(a)(b)	Ba2	2.567%	11/08/14	1,504	1,447,889

Retailers — 0.1%
Neiman Marcus Group(b)	B2	2.468%	04/06/13	1,489	1,390,256

Technology — 0.4%
First Data Corp.(a)(b)	B1	3.097%	09/24/14	1,945	1,634,070
First Data Corp.(a)(b)	B1	3.097%	09/24/14	1,021	858,596
Flextronics International Ltd. (Singapore)(a)(b)	Ba1	2.542%	10/01/14	2,266	2,094,414
Flextronics International Ltd. (Singapore)(a)(b)	Ba1	2.553%	10/01/14	651	601,843

					5,188,923

TOTAL BANK LOANS (cost $43,077,361)					40,737,856

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	1,457	1,456,829
Master Alternative Loans Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	308	307,264
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	A1	2.744%	02/25/34	2,186	2,047,207

SEE NOTES TO FINANCIAL STATEMENTS.

A26

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(c)	5.000%	03/25/20	$1,199	$1,034,665

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $5,200,851)					4,845,965

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.3%
Banc of America Commercial Mortgage, Inc.
Ser. 2007-1, Class A2	Aaa	5.381%	01/15/49	5,000	5,137,017
Ser. 2007-4, Class A3(a)	AAA(c)	6.002%	02/10/51	6,460	6,787,452
Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	2,445	2,525,972
Bear Stearns Commercial Mortgage Securities
Ser. 2005-PWR9, Class A2	Aaa	4.735%	09/11/42	1,323	1,324,364
Ser. 2005-T18, Class AAB(a)	Aaa	4.823%	02/13/42	2,419	2,529,783
Ser. 2006-PW13, Class A3	AAA(c)	5.518%	09/11/41	4,024	4,249,749
Citigroup Commercial Mortgage Trust
Ser. 2006-C5, Class A2	Aaa	5.378%	10/15/49	7,000	7,322,725
Ser. 2008-C7, Class A2A	Aaa	6.034%	12/10/49	3,620	3,806,681
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB(a)	Aaa	5.576%	01/15/46	3,000	3,217,322
Commercial Mortgage Loan Trust, Pass-Through Certificates, Ser. 2006-C7, Class A3(a)	AAA(c)	5.899%	06/10/46	1,828	1,887,807
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	AAA(c)	5.961%	06/10/46	4,000	4,252,946
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-CP4, Class B	AAA(c)	6.330%	12/15/35	1,400	1,448,207
Ser. 2005-C3, Class A3	Aaa	4.645%	07/15/37	3,950	4,086,544
Credit Suisse Mortgage Capital Certificates
Ser. 2006-C1, Class A4(a)	AAA(c)	5.609%	02/15/39	4,400	4,629,618
Ser. 2006-C4, Class A2	Aaa	5.361%	09/15/39	460	470,180
Ser. 2006-C5, Class A2	Aaa	5.246%	12/15/39	3,810	3,918,858
Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	7,430	7,649,073
GE Capital Commercial Mortgage Corp.
Ser. 2006-C1, Class A4(a)	AAA(c)	5.514%	03/10/44	4,300	4,537,455
Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	214	217,830
Greenwich Capital Commercial Funding Corp.
Ser. 2005-GG3, Class A2	Aaa	4.305%	08/10/42	398	401,815
Ser. 2005-GG5, Class A5(a)	Aaa	5.224%	04/10/37	4,900	5,033,259
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	6,009	6,229,997
GS Mortgage Securities Corp. II
Ser. 2006-GG8, Class A2	Aaa	5.479%	11/10/39	4,000	4,096,504
Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	6,920	7,163,667
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 2006-CB14, Class A4(a)	Aaa	5.481%	12/12/44	5,000	5,291,198
Ser. 2006-LDP6, Class A4(a)	Aaa	5.475%	04/15/43	900	955,629
Ser. 2006-LDP7, Class A2(a)	Aaa	6.050%	04/15/45	4,500	4,609,570
Ser. 2006-LDP9, Class A2	Aaa	5.134%	05/15/47	3,000	3,110,697
Ser. 2007-CB19, Class A2(a)	Aaa	5.815%	02/12/49	656	686,006
Ser. 2007-LD11, Class A2(a)	Aaa	5.968%	06/15/49	4,190	4,344,566
Ser. 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	4,285	4,359,259
LB-UBS Commercial Mortgage Trust
Ser. 2004-C8, Class A6(a)	Aaa	4.799%	12/15/29	4,200	4,163,277
Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	7,126	7,685,184
Ser. 2006-C7, Class A2	AAA(c)	5.300%	11/15/38	725	745,495
Ser. 2007-C1, Class A2	AAA(c)	5.318%	02/15/40	6,000	6,169,382
Ser. 2007-C6, Class A2	Aaa	5.845%	07/15/40	3,485	3,627,582
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	AAA(c)	5.838%	05/12/39	7,920	8,460,866
Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 2006-1, Class A4(a)	AAA(c)	5.594%	02/12/39	3,000	3,189,733
Ser. 2006-2, Class A4(a)	Aaa	6.104%	06/12/46	2,625	2,792,712

SEE NOTES TO FINANCIAL STATEMENTS.

A27

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Ser. 2006-3, Class ASB(a)	Aaa	5.382%	07/12/46	$2,095	$2,211,694
Ser. 2007-7, Class A2(a)	Aaa	5.693%	06/12/50	347	359,715
Ser. 2007-8, Class A2(a)	AAA(c)	6.118%	08/12/49	4,400	4,794,565
Ser. 2007-9, Class A2	AAA(c)	5.590%	09/12/49	5,415	5,671,914
Morgan Stanley Capital Group, Inc.
Ser. 2006-IQ12, Class AAB	AAA(c)	5.325%	12/15/43	1,400	1,511,337
Ser. 2006-T23, Class A3(a)	AAA(c)	5.981%	08/12/41	1,318	1,401,093
Morgan Stanley Capital I
Ser. 2005-HQ6, Class A2A	AAA(c)	4.882%	08/13/42	275	277,046
Ser. 2006-HQ8, Class A4(a)	Aaa	5.557%	03/12/44	5,000	5,298,031
Ser. 2006-IQ12, Class ANM	AAA(c)	5.310%	12/15/43	5,500	5,669,730
Ser. 2006-T23, Class A2(a)	AAA(c)	5.915%	08/12/41	3,000	3,070,546
Wachovia Bank Commercial Mortgage Trust
Ser. 2003-C9, Class A3	AAA(c)	4.608%	12/15/35	3,735	3,880,008
Ser. 2005-C20, Class A4(a)	Aaa	5.285%	07/15/42	550	549,466
Ser. 2005-C22, Class A3(a)	Aaa	5.465%	12/15/44	2,800	2,896,340
Ser. 2006-C24, Class A3(a)	Aaa	5.558%	03/15/45	2,050	2,181,642
Ser. 2006-C25, Class A4(a)	Aaa	5.925%	05/15/43	6,000	6,472,336
Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	5,000	5,105,175
Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	430	439,907
Ser. 2006-C28, Class A3	Aaa	5.679%	10/15/48	3,549	3,676,012
Ser. 2007-C33, Class A2(a)	Aaa	6.054%	02/15/51	5,000	5,221,452
Ser. 2007-C34, Class A2	Aaa	5.569%	05/15/46	3,600	3,722,865

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $190,749,085)					217,526,855

CORPORATE BONDS — 41.7%
Aerospace & Defense — 0.1%
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	700	705,382

Airlines — 1.1%
American Airlines, Inc., Pass-Through Trust 2001-01, Pass-thru Certs., Ser. 01-1	B2	6.817%	05/23/11	2,750	2,750,000
Continental Airlines, Inc., Pass-thru Certs.
Ser. 2000-1, Class A-1	Baa2	7.487%	10/02/10	7,954	7,993,770
Ser. 2000-1, Class A-1(b)	Baa2	6.703%	06/15/21	3	2,670
Ser. 2001-1, Class A-1	Ba1	7.373%	12/15/15	1,005	944,846
Ser. A(d)	Baa1	5.983%	04/19/22	1,817	1,782,710
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	1,563	1,543,664
United Airlines, Inc., Pass-thru Certs., Ser. 2007-1, Class A	Ba1	6.636%	07/02/22	1,156	1,063,870

					16,081,530

Automotive — 0.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(d)	Ba3	9.875%	08/10/11	3,100	3,261,950
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	660	680,932
Hyundai Motor Manufacturing (South Korea), Gtd. Notes, 144A	Baa3	4.500%	04/15/15	4,830	4,789,814

					8,732,696

Banking — 5.7%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cyprus), Notes, 144A, MTN(b)	Ba1	8.200%	06/25/12	1,500	1,535,625
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	2,785	3,457,839
Bank of America, Sub. Notes	A1	5.300%	03/15/17	790	795,452
Bank of America Corp., Jr. Sub. Notes(a)	Ba3	8.000%	12/29/49	3,500	3,380,755
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.000%	09/01/17	1,495	1,573,235
Bank of Montreal (Canada), Covered Notes, 144A(e)	Aaa	2.850%	06/09/15	4,195	4,263,567
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	1,610	1,791,020
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,575	1,839,128
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	700	740,696
Chuo Mitsui Trust & Banking Co. Ltd. (Japan), Jr. Sub. Notes, 144A(a)	A3	5.506%	12/29/49	3,050	2,784,165

SEE NOTES TO FINANCIAL STATEMENTS.

A28

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	11/21/17	$2,050	$2,140,836
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	4,120	4,915,065
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	1,375	1,639,170
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.800%	06/07/12	3,670	3,859,167
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa2	5.125%	03/16/37	3,065	2,239,985
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	2,005	2,024,511
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.150%	04/01/18	1,355	1,419,386
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.250%	09/01/17	3,195	3,381,674
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	440	431,350
Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.500%	10/30/15	4,035	4,026,272
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	05/02/36	995	1,031,983
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	09/15/37	2,255	2,334,033
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.800%	06/01/38	2,035	2,193,081
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A(a)	Ba1	7.250%	08/29/49	2,380	2,201,859
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)	Baa1	7.900%	04/29/49	2,180	2,246,991
Krung Thai Bank PCL (Thailand), Sub. Notes(a)	B2	7.378%	10/29/49	1,590	1,456,893
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	5.800%	01/13/20	2,650	2,501,322
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%	04/25/18	2,860	3,050,994
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.050%	08/15/12	1,500	1,594,869
Merrill Lynch & Co., Inc., Sub. Notes	A3	6.110%	01/29/37	1,785	1,621,094
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	4,035	3,999,880
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	2,635	2,549,133
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,525	1,545,796
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	1,975	2,082,322
Woori Bank (South Korea), Sr. Unsec’d. Notes, 144A(d)	A1	4.500%	10/07/15	2,235	2,219,903

					80,869,051

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.875%	05/02/18	2,740	558,275

Building Materials & Construction — 0.9%
Centex Corp., Sr. Unsec’d. Notes(d)	B1	5.700%	05/15/14	2,500	2,531,250
Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, Reg.-S	Ba3	11.750%	09/10/14	1,000	1,032,500
Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, 144A(d)	Ba3	11.750%	09/10/14	1,220	1,259,650
KB Home, Gtd. Notes	B1	6.375%	08/15/11	447	453,705
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%	08/15/13	2,600	2,728,219
Toll Brothers Finance Corp., Gtd. Notes	Ba1	5.150%	05/15/15	4,695	4,601,973

					12,607,297

Cable — 2.0%
Cablevision Systems Corp., Sr. Unsec’d. Notes, 144A	B1	8.625%	09/15/17	3,175	3,238,500
Cequel Communications Holdings I LLC, Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17	2,300	2,291,375
Charter Communications Operating LLC / Charter Communications Operating Capital, Sec’d. Notes, 144A	B1	8.000%	04/30/12	7,770	8,080,800
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	9.455%	11/15/22	1,065	1,469,124
DIRECTV Holdings LLC, Gtd. Notes	Baa2	3.550%	03/15/15	545	548,616
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	2,530	2,679,452
TCI Communications, Inc., Sr. Unsec’d. Notes	Baa1	7.875%	02/15/26	750	901,781
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.850%	05/01/17	1,420	1,559,090
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	07/01/18	5,520	6,336,287
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	02/14/14	1,115	1,317,981

					28,423,006

Capital Goods — 1.1%
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A	B2	8.625%	08/01/15	1,300	1,287,000

SEE NOTES TO FINANCIAL STATEMENTS.

A29

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Capital Goods (continued)
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, Reg.-S	A3	7.625%	04/09/19	$2,165	$2,580,312
Marfrig Overseas Ltd. (Cayman Islands), Gtd. Notes, 144A	B1	9.500%	05/04/20	855	837,900
MHP SA (Luxembourg), Gtd. Notes, 144A	B3	10.250%	04/29/15	2,475	2,376,000
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98	6,500	5,975,613
Textron, Inc., Sr. Unsec’d. Notes(d)	Baa3	7.250%	10/01/19	2,350	2,682,823

					15,739,648

Chemicals — 1.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900%	02/15/15	750	819,620
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	2,050	2,367,469
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.550%	05/15/19	2,450	2,999,077
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	1,450	2,016,645
INVISTA, Sr. Unsec’d. Notes, 144A (original cost $1,549,535; purchased date 03/10/10-03/11/10)(b)(g)	Ba3	9.250%	05/01/12	1,519	1,541,785
LBI Escrow Corp., Sr. Sec’d. Notes, 144A	Ba3	8.000%	11/01/17	2,100	2,163,000
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	B1	6.500%	01/15/12	1,440	1,440,000
Union Carbide Chemical & Plastics Co., Gtd. Notes	Ba2	7.875%	04/01/23	3,058	3,027,420

					16,375,016

Consumer — 0.3%
Realogy Corp., Gtd. Notes, PIK	Ca	11.000%	04/15/14	2	1,427
Visant Corp., Gtd. Notes	B1	7.625%	10/01/12	750	750,000
Visant Holding Corp., Sr. Notes	B3	8.750%	12/01/13	2,365	2,388,650
Visant Holding Corp., Sr. Disc. Notes	B3	10.250%	12/01/13	750	765,937

					3,906,014

Electric — 3.4%
AES Corp. (The), Sr. Sec’d. Notes, 144A(d)	Ba3	8.750%	05/15/13	4,979	5,053,685
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	1,000	1,088,989
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	A3	6.000%	02/02/18	600	590,919
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	2,325	2,262,206
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa3	8.350%	08/01/13	625	714,997
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	3,200	3,078,688
Energy East Corp., Gtd. Notes	A3	6.750%	06/15/12	750	810,462
Energy East Corp., Gtd. Notes	A3	6.750%	09/15/33	1,150	1,239,891
Enersis SA (Chile), Sr. Unsec’d. Notes	Baa3	7.375%	01/15/14	3,700	4,160,435
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	500	533,960
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.200%	10/01/17	1,930	2,193,966
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,900	2,029,571
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	5,795	6,322,925
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300%	05/01/11	4,205	4,289,100
Mirant MID Atlantic Pass-Through Trust A, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	2,981	3,040,211
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	1,345	1,385,279
North American Energy Alliance LLC, Sr. Sec’d. Notes, 144A (original cost $1,563,824; purchased date 09/22/09)(g)	Ba3	10.875%	06/01/16	1,600	1,648,000
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.800%	09/01/18	1,460	1,713,831
Star Energy Geothermal Wayang Windu Ltd. (Virgin Islands (US)), Sr. Sec’d. Notes, Reg.-S	B2	11.500%	02/12/15	2,170	2,245,950
Transalta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	6.650%	05/15/18	1,953	2,175,835
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	2,136,375

					48,715,275

Energy – Integrated — 0.3%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, Ser. WI	Baa2	6.750%	11/15/39	3,325	3,817,456
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	615	635,816

					4,453,272

SEE NOTES TO FINANCIAL STATEMENTS.

A30

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Energy – Other — 0.5%
Anadarko Petroleum Corp., Unsec’d. Notes	Ba1	6.200%	03/15/40	$630	$498,444
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	3,727	3,852,663
Listrindo Capital BV (Netherlands), Gtd. Notes, Reg.-S	Ba2	9.250%	01/29/15	615	651,045
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(d)	Ba1	6.875%	05/01/18	1,750	1,757,313

					6,759,465

Foods — 1.7%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	6.875%	11/15/19	2,200	2,537,145
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.750%	01/15/19	1,640	1,990,570
Aramark Corp., Gtd. Notes	B3	5.000%	06/01/12	2,000	1,952,500
Carrols Corp., Gtd. Notes	B3	9.000%	01/15/13	2,720	2,706,400
Corp. Pesquera Inca Sac (Peru), Gtd. Notes, 144A	B2	9.000%	02/10/17	1,000	977,500
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	02/01/18	2,770	3,143,667
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,005	1,123,921
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes, 144A	Baa1	3.500%	11/01/14	1,285	1,330,332
Ralcorp Holdings, Inc., Sr. Sec’d. Notes	Baa3	6.625%	08/15/39	2,700	2,946,521
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	2,525	2,525,000
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	1,000	1,087,500
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	1,705	1,801,256

					24,122,312

Gaming — 0.1%
MGM Mirage, Inc., Sr. Sec’d. Notes	B1	13.000%	11/15/13	675	777,938
MGM Resorts International, Sr. Sec’d. Notes	B1	10.375%	05/15/14	1,115	1,212,562

					1,990,500

Healthcare & Pharmaceutical — 0.8%
Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 144A (original cost $1,635,332; purchased date 08/10/09)(b)(g)	B1	12.375%	11/01/14	1,650	1,761,375
Express Scripts, Inc., Gtd. Notes	Baa3	6.250%	06/15/14	3,450	3,906,145
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.550%	03/30/12	2,500	2,661,875
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	8.625%	01/15/12	2,500	2,587,500

					10,916,895

Healthcare Insurance — 1.0%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	12/15/37	1,900	2,150,914
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	2,264,398
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	4,025	4,109,972
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	2,610	2,865,915
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	760	820,037
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	195	214,343
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	02/15/38	2,000	2,260,988

					14,686,567

Insurance — 2.6%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.500%	08/01/16	2,475	2,725,762
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	1,820	1,756,300
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.050%	10/01/15	315	289,406
American International Group, Inc., Sr. Unsec’d. Notes, MTN(d)	A3	5.850%	01/16/18	3,700	3,306,875
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,350	3,475,454
Chubb Corp., Jr. Sub. Notes(a)(d)	A3	6.375%	03/29/67	1,775	1,704,000
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%	07/15/34	1,350	1,288,208
Lincoln National Corp., Jr. Sub. Notes(a)(d)	Ba1	6.050%	04/20/67	350	262,500
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	1,265	1,332,355
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	1,265	1,550,369
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	8.875%	06/01/39	1,200	1,596,708
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	2,000	2,380,440
Northwestern Mutual Life Insurance, Notes, 144A	Aa2	6.063%	03/30/40	500	536,019
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	850	894,543
Progressive Corp. (The), Jr. Sub. Notes(a)	A2	6.700%	06/15/37	1,015	949,025

SEE NOTES TO FINANCIAL STATEMENTS.

A31

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Insurance (continued)
Teachers Insurance & Annuity Association of America, Notes, 144A(d)	Aa2	6.850%	12/16/39	$2,310	$2,690,561
Travelers Cos., Inc. (The), Jr. Sub. Notes(a)	A3	6.250%	03/15/37	1,110	1,041,592
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	6,820	7,137,239
XL Capital Ltd. (Cayman Islands), Jr. Sub. Notes, Ser. E(a)	Ba1	6.500%	12/31/49	1,880	1,297,200
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	140	143,252

					36,357,808

Lodging — 0.5%
Felcor Lodging LP, Sr. Sec’d. Notes(d)	B2	10.000%	10/01/14	2,350	2,455,750
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	3,060	3,289,500
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	980	1,016,750

					6,762,000

Media & Entertainment — 2.8%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18	210	235,701
CBS Corp., Gtd. Notes	Baa3	8.200%	05/15/14	4,800	5,658,816
Gannett Co., Inc., Sr. Unsec’d. Notes(d)	Ba2	5.750%	06/01/11	2,240	2,245,600
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	1,100	1,127,500
Historic TW, Inc., Gtd. Notes	Baa2	6.625%	05/15/29	225	247,627
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	435	453,674
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	210	241,004
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,415	1,632,814
Rainbow National Services LLC, Gtd. Notes, 144A	Ba3	8.750%	09/01/12	1,050	1,052,625
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Baa3	4.950%	04/01/14	7,000	7,133,448
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Baa3	8.600%	08/15/16	4,750	5,203,720
Sinclair Broadcast Group, Inc., Gtd. Notes(d)	Caa1	8.000%	03/15/12	2,900	2,831,125
Time Warner Cos., Inc., Gtd. Notes	Baa2	6.950%	01/15/28	2,153	2,432,302
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	1,440	1,716,426
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	4.375%	09/15/14	860	914,066
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	04/30/16	2,470	2,801,593
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	10/05/37	1,240	1,384,762
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	04/30/36	580	656,599
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	04/04/13	2,000	2,145,506

					40,114,908

Metals — 1.7%
Arcelormittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	1,550	1,621,116
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	2,095	2,304,500
Newmont Mining Corp., Gtd. Notes	Baa2	6.250%	10/01/39	2,025	2,209,919
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	9.000%	05/01/19	5,785	7,591,476
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa3	10.250%	05/15/16	500	590,000
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa3	10.750%	05/15/19	1,800	2,205,540
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	7.000%	02/01/18	2,000	1,977,500
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/21/36	690	719,333
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/10/39	1,400	1,462,577
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.500%	11/16/11	3,430	3,565,759

					24,247,720

Non-Captive Finance — 2.7%
American General Finance Corp., Sr. Unsec’d. Notes, MTN(d)	B2	6.900%	12/15/17	2,000	1,592,500
Block Financial LLC, Gtd. Notes	Baa1	7.875%	01/15/13	1,300	1,444,772
Bosphorus Financial Services Ltd. (Cayman Islands), Sr. Sec’d. Notes, Reg.-S, MTN(a)	Baa2	2.236%	02/15/12	973	952,703
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	1,500	1,579,104
General Electric Capital Australia Funding Pty Ltd. (Australia), Gtd. Notes, MTN	Aa2	6.000%	04/15/15	AUD4,440	3,565,899
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38	1,675	1,642,510
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(h)	Aa2	6.000%	08/07/19	6,315	6,836,436
GMAC, Inc., Gtd. Notes	B3	6.875%	09/15/11	2,260	2,291,075

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Captive Finance (continued)
GMAC, Inc., Gtd. Notes	B3	7.250%	03/02/11	$1,660	$1,686,975
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.750%	06/15/11	3,105	3,046,781
Nelnet, Inc., Jr. Sub. Notes(a)	Ba2	7.400%	09/29/36	6,100	5,118,730
Preferred Term Securities X (Cayman Islands), Sr. Sec’d. Notes, 144A(a)(b)	Baa3	1.255%	07/03/33	3,051	1,891,461
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.050%	11/14/14	4,150	3,711,611
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	3,200	2,952,995

					38,313,552

Packaging — 0.7%
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%	08/01/19	3,505	3,610,150
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	5.625%	07/15/13	6,600	6,904,234

					10,514,384

Paper — 1.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes(d)	Ba3	8.125%	05/15/11	3,965	4,128,556
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39	1,000	1,102,731
International Paper Co., Sr. Unsec’d. Notes(d)	Baa3	7.500%	08/15/21	1,650	1,931,977
MeadWestvaco Corp., Sr. Unsec’d. Notes	Ba1	7.375%	09/01/19	4,400	4,781,000
Rock-Tenn Co., Sr. Sec’d. Notes	Ba2	8.200%	08/15/11	2,000	2,087,500

					14,031,764

Pipelines & Other — 0.5%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.300%	08/15/33	1,550	1,695,139
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16	2,275	2,610,558
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625%	07/15/11	2,240	2,310,726

					6,616,423

Railroads — 0.1%
Union Pacific Corp., Sr. Unsec’d. Notes(d)	Baa2	5.750%	11/15/17	1,450	1,637,099

Real Estate Investment Trusts — 1.5%
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	2,900	3,197,201
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	2,300	2,387,069
ProLogis, Sr. Unsec’d. Notes	Baa2	6.875%	03/15/20	100	94,517
ProLogis, Sr. Unsec’d. Notes	Baa2	7.375%	10/30/19	1,650	1,615,964
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	6.750%	08/15/19	1,545	1,705,091
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	4.200%	02/01/15	765	786,112
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.300%	05/30/13	3,400	3,657,757
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	6.750%	05/15/14	980	1,101,441
Simon Property Group LP, Sr. Unsec’d. Notes	A3	10.350%	04/01/19	1,685	2,242,828
WEA Finance LLC, Gtd. Notes, 144A(d)	A2	5.750%	09/02/15	4,000	4,323,932

					21,111,912

Retailers — 1.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	2,000	2,137,872
GameStop Corp., Gtd. Notes	Ba1	8.000%	10/01/12	5,325	5,471,438
Macy’s Retail Holdings, Inc., Gtd. Notes(d)	Ba1	5.350%	03/15/12	1,800	1,840,500
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	7,800	8,014,500
Susser Holdings LLC, Gtd. Notes, 144A	B2	8.500%	05/15/16	1,640	1,640,000

					19,104,310

Structured Notes — 0.5%
Dow Jones CDX North America High Yield, Pass-thru Certs., Ser. 5-T3, 144A	Caa3	8.250%	12/29/10	7,488	7,562,956

Technology — 1.7%
Advanced Micro Devices, Inc., Unsec’d. Notes, 144A(d)	Ba3	8.125%	12/15/17	1,530	1,522,350
Amphenol Corp., Sr. Unsec’d. Notes	Baa3	4.750%	11/15/14	2,475	2,622,574
FISERV, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,600	1,754,440
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	121	129,872

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Technology (continued)
Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A(d)	Ba1	6.875%	05/01/20	$2,225	$2,113,750
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	2,115	2,167,875
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	2,910	3,317,400
Sensata Technologies BV (Netherlands), Gtd. Notes(d)	Caa1	8.000%	05/01/14	2,586	2,682,975
STATS ChipPAC Ltd. (Singapore), Gtd. Notes	Ba1	6.750%	11/15/11	2,500	2,512,500
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.250%	08/15/15	2,610	2,694,825
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,000	2,070,592
Xerox Corp., Sr. Unsec’d. Notes	Baa2	5.500%	05/15/12	870	927,378

					24,516,531

Telecommunications — 2.7%
America Movil SAB de CV (Mexico), Gtd. Notes, 144A	A2	6.125%	03/30/40	795	830,165
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	3,015	3,880,947
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.875%	12/15/30	328	400,298
CC Holdings GS V LLC, Sr. Sec’d. Notes, 144A	Baa3	7.750%	05/01/17	3,000	3,172,500
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(e)	A2	8.500%	11/15/18	2,960	3,848,411
Embarq Corp., Sr. Unsec’d. Notes (original cost $5,123,868; purchased date 05/12/06-04/15/09)(b)(g)	Baa3	7.082%	06/01/16	5,600	5,969,930
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,303,800; purchased date 04/20/10)(b)(g)	Baa3	7.995%	06/01/36	1,250	1,240,530
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.250%	02/15/11	1,925	1,963,500
Qwest Capital Funding, Inc., Gtd. Notes(d)	B1	7.900%	08/15/10	1,150	1,152,168
Qwest Corp., Sr. Unsec’d. Notes(a)	Ba1	3.787%	06/15/13	3,750	3,712,500
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.375%	05/01/16	1,100	1,201,750
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	3,300	3,539,250
Sprint Capital Corp., Gtd. Notes	Ba3	7.625%	01/30/11	5,235	5,326,613
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	5.134%	04/27/20	2,710	2,716,214
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	5	5,532

					38,960,308

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes(e)	Baa1	9.950%	11/10/38	3,715	4,880,633
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	2,075	2,301,285

					7,181,918

TOTAL CORPORATE BONDS (cost $564,628,217)					592,675,794

FOREIGN AGENCIES — 1.9%
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Ba1	6.850%	07/02/37	190	151,142
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, Reg.-S, MTN,	Ba1	6.850%	07/02/37	4,470	3,555,827
Export-Import Bank of Korea (South Korea)	A1	5.125%	06/29/20	2,650	2,660,656
GAZ Capital SA For Gazprom (Luxembourg), Sec’d. Notes	Baa1	8.125%	07/31/14	600	654,060
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19	4,740	5,451,000
GAZ Capital SA (Luxembourg), Sec’d. Notes, 144A	Baa1	8.125%	07/31/14	2,810	3,059,528
GAZ Capital SA (Luxembourg), Sr. Unsec’d. Notes, Reg.-S	Baa1	9.250%	04/23/19	2,055	2,363,250
Gazprom International SA (Luxembourg), Gtd. Notes, 144A	BBB+(c)	7.201%	02/01/20	932	962,385
Korea Expressway Corp. (South Korea), 144A(d)	A1	4.500%	03/23/15	1,785	1,827,140
National Power Corp. (Philippines), 144A(a)	BB-(c)	4.734%	08/23/11	1,530	1,579,725
Petroleos de Venezuela SA (Venezuela), Sub. Notes, Ser. 2014	NR	4.900%	10/28/14	2,240	1,288,000
Petronas Capital Ltd. (Malaysia), Gtd. Notes, Reg.-S	A1	5.250%	08/12/19	3,490	3,670,733

TOTAL FOREIGN AGENCIES (cost $25,868,224)					27,223,446

MUNICIPAL BONDS — 0.8%
Chicago O’Hare Int’l. Arpt. Rev., BABs	A1	6.395%	01/01/40	1,380	1,495,354
Metropolitan Government of Nashville & Davidson County Convention Center Auth., BABs	Aa2	6.731%	07/01/43	1,375	1,480,999
New Jersey State Turnpike Authority, BABs	A3	7.414%	01/01/40	2,050	2,583,861

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

MUNICIPAL BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Oregon State Department of Transportation, BABs	Aa2	5.834%	11/15/34	$615	$677,134
State of California, BABs(d)	A1	7.300%	10/01/39	2,280	2,398,834
State of California, BABs	A1	7.625%	03/01/40	725	785,015
State of Illinois, Taxable Ser. 3, BABs	A1	6.725%	04/01/35	120	118,662
University of California Rev., BABs	Aa1	5.770%	05/15/43	1,400	1,465,856

TOTAL MUNICIPAL BONDS (cost $9,981,305)					11,005,715

SOVEREIGNS — 2.1%
Argentina Bonos (Argentina)	B-(c)	7.000%	10/03/15	2,325	1,823,123
Government of Hungary (Hungary), Ser. 15/A	Baa1	8.000%	02/12/15	HUF693,400	3,038,818
Government of Jamaica (Jamaica)	B3	11.000%	07/27/12	EUR620	784,705
Hungary Government Bond (Hungary), Ser. 19/A	Baa1	6.500%	06/24/19	HUF682,020	2,686,222
Mexican Bonos (Mexico)
Ser. M 10	Baa1	8.000%	12/17/15	MXN32,440	2,702,696
Ser. M 30	Baa1	10.000%	11/20/36	MXN56,741	5,554,305
Peru Government International Bond (Cayman Islands), Sr. Sec’d. Notes, 144A(i)	Baa3	3.110%	05/31/18	1,581	1,264,852
Poland Government Bond (Poland),
Ser. 1015	A2	6.250%	10/24/15	PLN9,910	3,015,008
Ser. 1019	A(c)	5.500%	10/25/19	PLN10,160	2,914,328
Qatar Government International Bond (Qatar), 144A	Aa2	6.400%	01/20/40	2,445	2,597,812
Ukraine Government International Bond (Ukraine), Reg.-S	B2	6.385%	06/26/12	1,340	1,326,600
Venezuela Government International Bond (Venezuela)	B2	9.250%	09/15/27	3,180	2,138,550

TOTAL SOVEREIGNS (cost $32,911,133)					29,847,019

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 12.3%
Federal Home Loan Mortgage Corp.		4.500%	02/01/19	1,143	1,219,411
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR	10,000	10,321,880
Federal Home Loan Mortgage Corp.		5.000%	07/01/19-12/01/19	2,588	2,781,498
Federal Home Loan Mortgage Corp.		5.500%	10/01/33-06/01/34	3,716	4,048,023
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	23,000	24,606,412
Federal Home Loan Mortgage Corp.		6.000%	11/01/33-06/01/34	3,842	4,219,402
Federal Home Loan Mortgage Corp.		6.500%	07/01/32-09/01/32	1,971	2,192,147
Federal Home Loan Mortgage Corp.		7.000%	10/01/32-11/01/33	3,475	3,950,009
Federal National Mortgage Association		4.000%	05/01/19	852	900,617
Federal National Mortgage Association		4.500%	06/01/18-02/01/39	13,807	14,596,431
Federal National Mortgage Association		4.500%	TBA 30 YR	9,000	9,327,654
Federal National Mortgage Association		5.000%	01/01/19-01/01/20	4,950	5,323,716
Federal National Mortgage Association(a)		5.075%	10/01/37	6,104	6,414,651
Federal National Mortgage Association		5.500%	12/01/16-09/01/34	15,898	17,190,996
Federal National Mortgage Association		6.000%	09/01/17-11/01/36	14,395	15,826,445
Federal National Mortgage Association		6.000%	TBA 30 YR	24,500	26,502,115
Federal National Mortgage Association		6.500%	12/01/14-11/01/33	4,279	4,772,973
Federal National Mortgage Association		7.000%	05/01/32-06/01/32	410	463,807
Government National Mortgage Association		4.500%	TBA 30 YR	1,000	1,039,222
Government National Mortgage Association		5.500%	01/15/33-01/15/36	6,684	7,273,664
Government National Mortgage Association		6.000%	12/15/32-11/15/34	5,604	6,181,955
Government National Mortgage Association		6.000%	TBA 30 YR	1,000	1,089,688
Government National Mortgage Association		6.500%	09/15/32-11/15/33	3,727	4,150,446
Government National Mortgage Association		7.500%	10/15/25-02/15/26	132	150,200

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $167,560,123)					174,543,362

U.S. GOVERNMENT TREASURY SECURITIES — 2.1%
U.S. Treasury Bonds(d)		4.625%	02/15/40	4,160	4,676,098
U.S. Treasury Bonds		7.125%	02/15/23	11,050	15,299,067

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

U.S. GOVERNMENT TREASURY SECURITIES (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Notes	0.625%	06/30/12	$1,955	$1,955,157
U.S. Treasury Notes	1.125%	06/15/13	440	441,751
U.S. Treasury Notes	1.875%	06/30/15	5,890	5,912,547
U.S. Treasury Notes(d)	3.500%	05/15/20	915	957,602

TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $28,431,326)				29,242,222

TOTAL LONG-TERM INVESTMENTS (cost $1,253,654,197)				1,313,259,912

			Shares
SHORT-TERM INVESTMENTS — 15.4%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(j) (cost $164,700,915)			16,649,555	146,016,599
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(j)(k) (cost $73,310,057; includes $48,613,087 of cash collateral received for securities on loan)			73,310,057	73,310,057

TOTAL SHORT-TERM INVESTMENTS (cost $238,010,972)				219,326,656

TOTAL INVESTMENTS(l) — 107.8% (cost $1,491,665,169)				1,532,586,568
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (7.8)%				(110,352,442)

NET ASSETS — 100.0%				$1,422,234,126

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind
TBA	To Be Announced
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
KZT	Kazakhstan Tenge
MYR	Malaysian Ringgit
MXN	Mexican Peso
NZD	New Zealand Dollar
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(b)	Indicates a security that has been deemed illiquid.

(c)	Standard & Poor’s Rating.

(d)	All or a portion of security is on loan. The aggregate market value of such securities is $47,598,341; cash collateral of $48,613,087 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(e)	All or portion of security is segregated as collateral for swap contracts.

(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(g)	Indicates a restricted security; the aggregate original cost of such securities is $11,176,359. The aggregate value of $12,161,620 is approximately 0.9% of net assets.

(h)	Security segregated as collateral for futures contracts.

(i)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.

(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	As of June 30, 2010, 9 securities representing $16,220,172 and 1.1% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(m)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward currency contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Long Positions:
31	Long Gilt Future	Sep. 2010	$5,596,113	$5,606,679	$10,566
283	2 Yr. U.S. Treasury Notes	Sep. 2010	61,833,374	61,928,359	94,985
757	5 Yr. U.S. Treasury Notes	Sep. 2010	88,247,545	89,592,133	1,344,588
676	U.S. Long Bond	Sep. 2010	82,670,880	86,190,000	3,519,120

					4,969,259

Short Positions:
20	Australian 10 Yr. Bonds	Sep. 2010	1,768,921	1,800,365	(31,444)
426	10 Yr. U.S. Treasury Notes	Sep. 2010	51,605,217	52,204,968	(599,751)
48	U.S. Ultra Bond	Sep. 2010	6,422,472	6,519,000	(96,528)

					(727,723)

					$4,241,536

Forward currency contracts outstanding at June 30, 2010:

Forward Currency Contract	Counterparty	Notional Amount (000)	Payable at Settlement Date	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased:
Australian Dollar expiring 07/22/10	JPMorgan Chase & Co.	AUD6,154	$5,294,580	$5,166,567	$(128,013)
Australian Dollar expiring 07/22/10	Goldman Sachs Group LP	AUD3,259	2,823,900	2,735,603	(88,297)
Australian Dollar expiring 07/22/10	Goldman Sachs Group LP	AUD1,599	1,405,200	1,342,426	(62,774)
British Pound expiring 07/26/10	JPMorgan Chase & Co.	GBP3,360	5,036,293	5,020,493	(15,800)
Canadian Dollar expiring 07/21/10	UBS AG	CAD 7,461	7,248,498	7,007,288	(241,210)
Canadian Dollar expiring 07/21/10	Citibank N.A.	CAD 1,437	1,411,500	1,349,300	(62,200)
Canadian Dollar expiring 07/21/10	Goldman Sachs Group LP	CAD 1,474	1,418,100	1,384,836	(33,264)
Hungarian Forint expiring 07/23/10	UBS AG	HUF 44,331	189,883	189,402	(481)
Indian Rupee expiring 07/19/10	Morgan Stanley	INR 159,844	3,472,757	3,433,046	(39,711)
Kazakhstan Tenge expiring 12/15/10	Morgan Stanley	KZT 765,887	5,253,000	5,162,654	(90,346)
Malaysian Ringgit expiring 09/07/10	UBS AG	MYR 11,638	3,546,360	3,583,349	36,989
Mexican Nuevo Peso expiring 07/21/10	JPMorgan Chase & Co.	MXN 45,211	3,545,200	3,488,233	(56,967)
Mexican Nuevo Peso expiring 07/21/10	Citibank N.A.	MXN 4,181	324,599	322,551	(2,048)
New Zealand Dollar expiring 07/22/10	JPMorgan Chase & Co.	NZD 3,008	2,105,900	2,060,014	(45,886)
New Zealand Dollar expiring 07/22/10	UBS AG	NZD 10,192	7,125,167	6,979,444	(145,723)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Foreign Currency Contract	Counterparty	Notional Amount (000)	Payable at Settlement Date	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
New Zealand Dollar expiring 07/22/10	JPMorgan Chase & Co.	NZD 1,985	$1,411,500	$1,359,196	$(52,304)
New Zealand Dollar expiring 07/22/10	UBS AG	NZD 3,969	2,833,100	2,718,122	(114,978)
Norwegian Krone expiring 07/23/10	UBS AG	NOK 47,141	7,402,488	7,235,018	(167,470)
Philippine Peso expiring 09/20/10	UBS AG	PHP 161,334	3,449,509	3,450,461	952
Philippine Peso expiring 09/20/10	Morgan Stanley	PHP 161,334	3,443,619	3,450,461	6,842
Russian Rouble expiring 07/08/10	UBS AG	RUB 102,837	3,519,400	3,287,042	(232,358)
Russian Rouble expiring 07/08/10	Citibank N.A.	RUB 216,809	7,057,600	6,930,024	(127,576)
Swedish Krona expiring 07/23/10	UBS AG	SEK 70,089	9,131,476	8,988,774	(142,702)
Singapore Dollar expiring 07/22/10	Goldman Sachs Group LP	SGD 3,904	2,807,900	2,789,954	(17,946)
Singapore Dollar expiring 07/22/10	Morgan Stanley	SGD 5,899	4,230,365	4,216,005	(14,360)
Swiss Franc expiring 07/23/10	Morgan Stanley	CHF 11,120	10,044,838	10,320,755	275,917
Swiss Franc expiring 07/23/10	Goldman Sachs Group LP	CHF 2,321	2,124,800	2,153,857	29,057

			$107,657,532	$106,124,875	$(1,532,657)

Sold:
Australian Dollar expiring 07/22/10	UBS AG	AUD 5,249	$4,532,900	$4,406,880	$126,020
Australian Dollar expiring 07/22/10	UBS AG	AUD 3,262	2,807,900	2,738,177	69,723
Australian Dollar expiring 07/22/10	UBS AG	AUD 1,624	1,400,500	1,363,602	36,898
Australian Dollar expiring 07/22/10	UBS AG	AUD 2,506	2,111,600	2,103,441	8,159
Canadian Dollar expiring 07/21/10	Goldman Sachs Group LP	CAD 1,445	1,404,000	1,357,087	46,913
Canadian Dollar expiring 07/21/10	UBS AG	CAD 1,488	1,414,800	1,397,206	17,594
Euro expiring 07/26/10	Goldman Sachs Group LP	EUR 134	165,477	164,215	1,262
Hungarian Forint expiring 07/23/10	UBS AG	HUF 1,391,252	6,179,440	5,944,039	235,401
Indian Rupee expiring 07/19/10	Morgan Stanley	INR 159,844	3,383,660	3,433,047	(49,387)
Kazakhstan Tenge expiring 12/15/10	Goldman Sachs Group LP	KZT 106,965	720,300	721,021	(721)
Kazakhstan Tenge expiring 12/15/10	Morgan Stanley	KZT 106,965	720,300	721,021	(721)
Kazakhstan Tenge expiring 12/15/10	UBS AG	KZT 275,979	1,855,322	1,860,306	(4,984)
Kazakhstan Tenge expiring 12/15/10	Morgan Stanley	KZT 275,979	1,855,322	1,860,306	(4,984)
Malaysian Ringgit expiring 09/07/10	UBS AG	MYR 6,983	2,083,855	2,149,989	(66,134)
Malaysian Ringgit expiring 09/07/10	Morgan Stanley	MYR 4,655	1,388,649	1,433,360	(44,711)
Mexican Nuevo Peso expiring 07/21/10	Citibank N.A.	MXN 107,813	8,537,802	8,318,232	219,570
Mexican Nuevo Peso expiring 07/21/10	JPMorgan Chase & Co.	MXN 45,151	3,545,200	3,483,613	61,587
New Zealand Dollar expiring 07/22/10	UBS AG	NZD 7,216	5,099,500	4,941,803	157,697
New Zealand Dollar expiring 07/22/10	UBS AG	NZD 4,069	2,823,100	2,786,647	36,453
New Zealand Dollar expiring 07/22/10	UBS AG	NZD 4,117	2,815,600	2,819,683	(4,083)
Polish Zloty expiring 07/23/10	Citibank N.A.	PLN 9,503	2,905,903	2,796,595	109,308

			$57,751,130	$56,800,270	950,860

					$(581,797)

Interest rate swap agreement outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Barclays Bank PLC(a)	4/27/2013	$23,650	2.860%	3 month LIBOR	$594,450	$—	$594,450

(a)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding as of June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit default swaps on Corporate Issues—Buy Protections(1):
Barclays Bank PLC	6/20/2011	$2,240	5.000%	Gannett Co., Inc. 6.375%, due 04/01/2012	$(80,549)	$(33,823)	$(46,726)
Citibank, N.A.	3/20/2012	6,900	5.000%	XL Capital Ltd. 5.250%, due 09/15/2014	(388,812)	(240,684)	(148,128)
Citibank, N.A.	6/20/2014	4,800	1.000%	CBS Corp. 4.625%, due 05/15/2018	2,475	299,688	(297,213)
Credit Suisse International	12/20/2012	1,500	1.000%	Gatx Corp. 5.500%, due 2/15/2012	23,130	12,438	10,692
Credit Suisse International	6/20/2014	2,500	1.000%	Centex Corp. 5.250%, due 06/15/2015	49,119	(13,841)	62,960
Credit Suisse International	3/20/2015	4,695	1.000%	Toll Brothers Financial Corp. 5.150%, due 05/15/2015	193,085	34,616	158,469
Deutsche Bank, AG	3/20/2012	1,100	5.000%	Gannett Co., Inc. 6.375%, due 04/01/2012	(54,799)	(20,809)	(33,990)
Deutsche Bank, AG	12/20/2012	7,800	1.000%	Macy’s Retail Holdings, Inc. 8.000%, due 07/15/2012	69,052	244,473	(175,421)
Deutsche Bank, AG	6/20/2013	6,600	1.000%	Sealed Air Corp. 5.625%, due 07/15/2013	13,209	83,861	(70,652)
Deutsche Bank, AG	6/20/2013	3,750	1.000%	Qwest Corp. 7.200%, due 11/10/2026	63,671	56,056	7,615
Deutsche Bank, AG	9/20/2013	2,600	1.000%	Masco Corp. 6.125%, due 10/03/2016	86,572	79,267	7,305
Deutsche Bank, AG	3/20/2014	980	7.050%	Starwood Hotels & Resorts Holdings, Inc. 7.875%, due 05/01/2012	(187,886)	—	(187,886)
Deutsche Bank, AG	6/20/2014	7,000	1.000%	R.R. Donnelley & Sons Co. 4.950%, due 04/01/2014	321,071	448,137	(127,066)
Deutsche Bank, AG	3/20/2018	3,700	3.700%	American International Group, Inc. 6.250%, due 05/01/2036	32,912	—	32,912
Goldman Sachs International, Inc.	3/20/2014	3,400	6.600%	Simon Propery Group L.P. 5.250%, due 12/01/2016	(653,517)	—	(653,517)
Goldman Sachs International, Inc.	3/20/2014	3,400	0.700%	Duke Energy Corp. 5.650%, due 06/15/2013	19,820	—	19,820
JPMorgan Chase Bank	6/20/2014	4,150	5.000%	SLM Corp. 5.125%, due 08/27/2012	112,263	643,387	(531,124)
JPMorgan Chase Bank	9/20/2016	4,750	1.000%	R.R. Donnelley & Sons Co. 4.950%, due 04/01/2014	429,011	525,700	(96,689)
JPMorgan Chase Bank	9/20/2019	4,400	1.000%	MeadWestvaco Corp. 7.950%, due 02/15/2031	246,116	79,872	166,244
Merrill Lynch Capital Services, Inc.	9/20/2016	1,000	1.730%	Tyson Foods, Inc. 7.850%, due 04/01/2016	19,064	—	19,064
Morgan Stanley Capital Services, Inc.	6/20/2013	EUR3,700	1.650%	Itraxx Euro zero, due 06/20/2013	(54,847)	(101,514)	46,667

					$260,160	$2,096,824	$(1,836,664)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount up to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$95,048,385	$16,920,372
Residential Mortgage-Backed Securities	—	73,642,921	—
Bank Loans	—	40,737,856	—
Collateralized Mortgage Obligations	—	4,845,965	—
Commercial Mortgage-Backed Securities	—	217,526,855	—
Corporate Bonds	—	592,675,794	—
Foreign Agencies	—	27,223,446	—
Municipal Bonds	—	11,005,715	—
Sovereigns	—	29,847,019	—
U.S. Government Mortgage-Backed Securities	—	174,543,362	—
U.S. Government Treasury Securities	—	29,242,222	—
Affiliated Mutual Funds	219,326,656	—	—
Other Financial Instruments*
Futures Contracts	4,241,536	—	—
Forward Currency Contracts	—	(581,797)	—
Interest Rate Swaps	—	594,450	—
Credit Default Swaps	—	(1,836,664)	—

Total	$223,568,192	$1,294,515,529	$16,920,372

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) fair value were used in determining fair value:

	Asset-Backed Securities	Other Financial Instruments*
Balance as of 12/31/09	$3,372,924	$23,916
Realized gain (loss)	38,230	—	**
Change in unrealized appreciation (depreciation)***	(28,869)	(23,916)
Earned amortization/accretion	21,060	—
Net purchases (sales)	13,517,027	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/10	$16,920,372	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain earned during the period for other financial instruments was $10,466.

***	Of which, ($28,869) was included in Net Assets relating to securities held at reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Mutual Funds (including 3.4% of collateral received for securities on loan)	15.4%
Commercial Mortgage-Backed Securities	15.3
U.S. Government Mortgage-Backed Securities	12.3
Non-Residential Mortgage-Backed Securities	7.9
Banking	5.9
Residential Mortgage-Backed Securities	5.2
Electric	3.5
Non-Captive Finance	2.9
Media & Entertainment	2.8
Telecommunications	2.7
Insurance	2.6
Cable	2.5
Sovereigns	2.1
Technology	2.1
U.S. Government Treasury Securities	2.1
Foreign Agencies	1.9
Foods	1.7
Metals	1.7
Healthcare & Pharmaceutical	1.6
Real Estate Investment Trusts	1.5
Retailers	1.5

Capital Goods	1.2%
Chemicals	1.2
Airlines	1.1
Healthcare Insurance	1.0
Paper	1.0
Building Materials & Construction	0.9
Municipal Bonds	0.8
Packaging	0.7
Automotive	0.6
Pipelines & Other	0.6
Energy – Other	0.5
Lodging	0.5
Structured Notes	0.5
Tobacco	0.5
Consumer	0.4
Collateralized Mortgage Obligations	0.3
Energy – Integrated	0.3
Gaming	0.3
Aerospace & Defense	0.1
Railroads	0.1

107.8
Liabilities in excess of other assets	(7.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$2,507,495		Premium received for swap agreements	$410,671
Credit contracts	Unrealized appreciation on swaps	531,748		Unrealized depreciation on swaps	2,368,412
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	1,476,342		Unrealized depreciation on forward currency contracts	2,058,139
Interest rate contracts	Due from broker—variation margin	4,969,259	*	Due from broker-variation margin	727,723	*
Interest rate contracts	Unrealized appreciation on swaps	594,450		—	—

Total		$10,079,294			$5,564,945

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Swaps	Purchased Options	Total
Credit contracts	$—	$—	$(1,056,291)	$—	$(1,056,291)
Foreign exchange contracts	—	(1,271,322)	—	—	(1,271,322)
Interest rate contracts	7,326,633	—	(1,261,879)	(56,549)	6,008,205

Total	$7,326,633	$(1,271,322)	$(2,318,170)	$(56,549)	$3,680,592

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$1,590,005	$1,590,005
Foreign exchange contracts	—	(459,593)	—	(459,593)
Interest rate contracts	5,551,229	—	1,303,622	6,854,851

Total	$5,551,229	$(459,593)	$2,893,627	$7,985,263

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options (Cost)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)
$83,607	$306,241,187	$52,783,659	$59,176,592	$31,269,575

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$49,755	$94,339	$1,114

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS
Investments, at value including securities on loan of $47,598,341:
Unaffiliated investments (cost $1,253,654,197)	$1,313,259,912
Affiliated investments (cost $238,010,972)	219,326,656
Cash	2,428,846
Foreign currency, at value (cost $481,552)	477,838
Receivable for investments sold	75,422,675
Dividends and interest receivable	12,894,127
Premium paid for swap agreements	2,507,495
Unrealized appreciation on forward currency contracts	1,476,342
Unrealized appreciation on swaps	1,126,198
Due from broker-variation margin	80,125
Receivable for Series shares sold	43,856
Prepaid expenses	1,993

Total Assets	1,629,046,063

LIABILITIES
Payable for investments purchased	151,773,949
Collateral for securities on loan	48,613,087
Unrealized depreciation on swaps	2,368,412
Unrealized depreciation on forward currency contracts	2,058,139
Payable for Series shares repurchased	982,724
Management fee payable	462,278
Premium received for swap agreements	410,671
Accrued expenses and other liabilities	135,935
Deferred trustees’ fees	5,865
Affiliated transfer agent fee payable	877

Total Liabilities	206,811,937

NET ASSETS	$1,422,234,126

Net assets were comprised of:
Paid-in capital	$1,354,932,391
Retained earnings	67,301,735

Net assets, June 30, 2010	$1,422,234,126

Net asset value and redemption price per share, $1,422,234,126 / 124,384,368 outstanding shares of beneficial interest	$11 .43

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Interest	$32,564,882
Affiliated dividend income	998,069
Affiliated income from securities loaned, net	39,478

33,602,429

EXPENSES
Management fee	2,775,102
Custodian’s fees and expenses	117,000
Shareholders’ reports	66,000
Audit fee	17,000
Insurance expenses	12,000
Trustees’ fees	12,000
Legal fees and expenses	5,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Commitment fee on syndicated credit agreement	4,000
Miscellaneous	4,963

Total expenses	3,018,065

NET INVESTMENT INCOME	30,584,364

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	15,241,044
Futures transactions	7,326,633
Swap agreement transactions	(2,318,170)
Foreign currency transactions	(1,169,676)

19,079,831

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $3,496,406)	24,389,233
Futures	5,551,229
Swaps	2,893,627
Foreign currencies	(531,751)

32,302,338

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	51,382,169

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$81,966,533

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$30,584,364	$57,625,062
Net realized gain on investments, swaps and foreign currencies	19,079,831	18,310,042
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	32,302,338	148,179,774

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	81,966,533	224,114,878

DISTRIBUTIONS	(48,196,376)	(77,854,926)

SERIES SHARE TRANSACTIONS:
Series shares sold [2,343,846 and 10,352,324 shares, respectively]	26,832,992	113,677,834
Series shares issued in reinvestment of distributions [4,257,684 and 7,526,024 shares, respectively]	48,196,376	77,854,926
Series shares repurchased [4,366,211 and 10,529,843 shares, respectively]	(50,034,418)	(109,159,405)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	24,994,950	82,373,355

TOTAL INCREASE IN NET ASSETS	58,765,107	228,633,307
NET ASSETS:
Beginning of period	1,363,469,019	1,134,835,712

End of period	$1,422,234,126	$1,363,469,019

SEE NOTES TO FINANCIAL STATEMENTS.

A43

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 2.8%
Boeing Co. (The)	450,625	$28,276,719
Precision Castparts Corp.	258,760	26,631,579
United Technologies Corp.	340,181	22,081,149

		76,989,447

Auto Components — 1.0%
Lear Corp.*	406,341	26,899,774

Biotechnology — 1.1%
Celgene Corp.*(a)	580,014	29,476,312

Capital Markets — 4.3%
Bank of New York Mellon Corp. (The)	1,194,178	29,484,255
Charles Schwab Corp. (The)	1,510,092	21,413,104
Goldman Sachs Group, Inc. (The)	135,411	17,775,402
Morgan Stanley	1,228,800	28,520,448
TD Ameritrade Holding Corp.*(a)	1,466,600	22,438,980

		119,632,189

Chemicals — 1.0%
Dow Chemical Co. (The)	1,123,600	26,651,792

Commercial Banks — 0.9%
Wells Fargo & Co.	983,643	25,181,261

Commercial Services & Supplies — 1.3%
Waste Management, Inc.	1,131,800	35,414,022

Communications Equipment — 2.4%
Cisco Systems, Inc.*	1,556,369	33,166,223
Juniper Networks, Inc.*	1,411,400	32,208,148

		65,374,371

Computers & Peripherals — 6.7%
Apple, Inc.*	349,124	87,815,160
Hewlett-Packard Co.	1,116,418	48,318,571
NetApp, Inc.*(a)	1,304,276	48,662,537

		184,796,268

Construction & Engineering — 0.5%
Quanta Services, Inc.*(a)	705,649	14,571,652

Diversified Consumer Services — 1.1%
H&R Block, Inc.(a)	1,970,400	30,915,576

Diversified Financial Services — 2.9%
Bank of America Corp.	1,892,659	27,197,510
JPMorgan Chase & Co.	1,428,213	52,286,878

		79,484,388

Electric Utilities — 0.9%
Entergy Corp.	368,905	26,420,976

Electronic Equipment & Instruments — 1.8%
Agilent Technologies, Inc.*	702,852	19,982,082
Flextronics International Ltd. (Singapore)*	5,376,060	30,105,936

		50,088,018

Energy Equipment & Services — 3.0%
Halliburton Co.	1,556,505	38,212,198
Schlumberger Ltd. (Netherlands)	841,208	46,552,451

		84,764,649

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food & Staples Retailing — 0.3%
Kroger Co. (The)(a)	439,006	$8,644,028

Food Products — 5.7%
Bunge Ltd. (Bermuda)(a)	760,698	37,418,735
ConAgra Foods, Inc.	1,245,000	29,033,400
Kraft Foods, Inc. (Class A Stock)	1,073,169	30,048,732
Mead Johnson Nutrition Co.	451,745	22,641,459
Tyson Foods, Inc. (Class A Stock)	1,195,564	19,595,294
Unilever PLC (United Kingdom)	775,272	20,724,566

		159,462,186

Healthcare Equipment & Supplies — 1.2%
Alcon, Inc. (Switzerland)(a)	223,799	33,164,774

Healthcare Providers & Services — 3.0%
Express Scripts, Inc.*	486,200	22,861,124
Medco Health Solutions, Inc.*	645,760	35,568,461
Omnicare, Inc.	1,011,500	23,972,550

		82,402,135

Hotels, Restaurants & Leisure — 2.0%
Marriott International, Inc. (Class A Stock)(a)	817,009	24,461,249
Yum! Brands, Inc.	824,400	32,184,576

		56,645,825

Household Products — 0.8%
Colgate-Palmolive Co.	267,201	21,044,751

Independent Power Producers & Energy Traders — 0.5%
Calpine Corp.*	1,059,145	13,472,324

Industrial Conglomerates — 0.7%
Koninklijke Philips Electronics NV, ADR (Netherlands)(a)	627,955	18,738,177

Insurance — 1.0%
Travelers Cos., Inc. (The)	570,000	28,072,500

Internet & Catalog Retail — 1.9%
Amazon.com, Inc.*(a)	482,077	52,671,733

Internet Software & Services — 3.8%
Baidu, Inc., ADR (Cayman Islands)*	396,201	26,973,364
Google, Inc. (Class A Stock)*	104,440	46,470,578
IAC/InterActiveCorp*	1,454,928	31,964,768

		105,408,710

IT Services — 3.8%
International Business Machines Corp.	235,754	29,110,904
MasterCard, Inc. (Class A Stock)	175,300	34,977,609
Visa, Inc. (Class A Stock)(a)	596,271	42,186,173

		106,274,686

Machinery — 0.7%
Ingersoll-Rand PLC (Ireland)(a)	601,600	20,749,184

Media — 5.7%
Comcast Corp. (Class A Stock)	2,299,820	39,947,873
Liberty Global, Inc. (Class C Stock)*(a)	1,369,465	35,592,395
Viacom, Inc. (Class B Stock)	1,062,600	33,333,762
Walt Disney Co. (The)	1,574,213	49,587,710

		158,461,740

SEE NOTES TO FINANCIAL STATEMENTS.

A44

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining — 2.1%
Freeport-McMoRan Copper & Gold, Inc.	420,360	$24,855,887
Kinross Gold Corp. (Canada)	1,983,500	33,898,015

		58,753,902

Multi-Utilities — 1.1%
Sempra Energy	651,086	30,464,314

Multiline Retail — 1.7%
Dollar General Corp.*(a)	762,960	21,019,548
Target Corp.	513,359	25,241,862

		46,261,410

Oil, Gas & Consumable Fuels — 12.0%
Anadarko Petroleum Corp.	667,212	24,079,681
Apache Corp.	330,200	27,799,538
Canadian Natural Resources Ltd. (Canada)	939,000	31,202,970
EOG Resources, Inc.(a)	341,174	33,561,286
Noble Energy, Inc.	476,967	28,775,419
Occidental Petroleum Corp.	1,098,037	84,713,555
Petroleo Brasileiro SA, ADR (Brazil)(a)	879,128	30,171,673
Southern Union Co.	427,000	9,334,220
Southwestern Energy Co.*	819,620	31,670,117
Suncor Energy, Inc. (XNYS) (Canada)(a)	157,500	4,636,800
Suncor Energy, Inc. (XTSE) (Canada)	925,462	27,236,602

		333,181,861

Pharmaceuticals — 6.4%
Abbott Laboratories	539,238	25,225,554
Merck & Co., Inc.	508,778	17,791,967
Novartis AG, ADR (Switzerland)(a)	705,200	34,075,264
Pfizer, Inc.	2,079,200	29,649,392
Sanofi-Aventis, ADR (France)	999,207	30,036,162
Shire PLC, ADR (United Kingdom)(a)	252,645	15,507,350
Teva Pharmaceutical Industries Ltd., ADR (Israel)	488,949	25,420,458

		177,706,147

Real Estate Investment Trust — 0.8%
Annaly Capital Management, Inc.	1,287,501	22,080,642

Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc.*(a)	2,751,721	20,142,598
Intel Corp.	1,412,045	27,464,275

		47,606,873

Software — 7.0%
Adobe Systems, Inc.*	1,345,400	35,558,922
CA, Inc.	2,123,100	39,065,040
Microsoft Corp.	1,911,134	43,975,193
Symantec Corp.*	2,385,400	33,109,352
VMware, Inc. (Class A Stock)*(a)	686,038	42,939,119

		194,647,626

COMMON STOCKS (continued)	Shares	Value (Note 2)

Textiles, Apparel & Luxury Goods — 3.2%
Coach, Inc.	769,405	$28,121,753
NIKE, Inc. (Class B Stock)	595,752	40,243,048
Polo Ralph Lauren Corp.	277,642	20,256,760

		88,621,561

Wireless Telecommunication Services — 0.9%
NII Holdings, Inc.*	794,485	25,836,652

TOTAL LONG-TERM INVESTMENTS (cost $2,520,263,400)		2,767,034,436

SHORT-TERM INVESTMENT — 10.6%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $293,868,518; includes $278,739,176 of cash collateral for securities on loan)(b)(w) (Note 4)	293,868,518	293,868,518

TOTAL INVESTMENTS(o) — 110.3% (cost $2,814,131,918)		3,060,902,954
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.3)%		(285,559,460)

NET ASSETS — 100.0%		$2,775,343,494

The following abbreviations are used in the Portfolio description:

ADR	American Depositary Receipt
XNYS	New York Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $268,243,158; cash collateral of $278,739,176 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2010, one security representing $20,724,566 and 0.7% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,746,309,870	$20,724,566	$—
Affiliated Money Market Mutual Fund	293,868,518	—	—

Total	$3,040,178,388	$20,724,566	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Oil, Gas & Consumable Fuels	12.0%
Affiliated Money Market Mutual Fund (10.0% represents investments purchased with collateral from securities on loan)	10.6
Software	7.0
Computers & Peripherals	6.7
Pharmaceuticals	6.4
Food Products	5.7
Media	5.7
Capital Markets	4.3
IT Services	3.8
Internet Software & Services	3.8
Textiles, Apparel & Luxury Goods	3.2
Energy Equipment & Services	3.0
Healthcare Providers & Services	3.0
Diversified Financial Services	2.9
Aerospace & Defense	2.8
Communications Equipment	2.4
Metals & Mining	2.1
Hotels, Restaurants & Leisure	2.0
Internet & Catalog Retail	1.9
Electronic Equipment & Instruments	1.8
Semiconductors & Semiconductor Equipment	1.7
Multiline Retail	1.7
Commercial Services & Supplies	1.3
Healthcare Equipment & Supplies	1.2
Diversified Consumer Services	1.1
Multi-Utilities	1.1
Biotechnology	1.1
Insurance	1.0
Auto Components	1.0
Chemicals	1.0
Electric Utilities	0.9
Wireless Telecommunication Services	0.9
Commercial Banks	0.9
Real Estate Investment Trust	0.8
Household Products	0.8
Machinery	0.7
Industrial Conglomerates	0.7
Construction & Engineering	0.5
Independent Power Producers & Energy Traders	0.5
Food & Staples Retailing	0.3

110.3
Liabilities in excess of other assets	(10.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A46

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS
Investments at value, including securities on loan of $268,243,158:
Unaffiliated investments (cost $2,520,263,400)	$2,767,034,436
Affiliated investments (cost $293,868,518)	293,868,518
Receivable for investments sold	9,870,676
Dividends receivable	3,411,591
Receivable for Series shares sold	81,048
Prepaid expenses	3,942

Total Assets	3,074,270,211

LIABILITIES
Collateral for securities on loan	278,739,176
Payable for investments purchased	16,970,691
Payable for Series shares repurchased	1,519,607
Management fee payable	1,094,313
Payable to custodian	314,640
Accrued expenses and other liabilities	285,583
Deferred trustees’ fees	1,480
Affiliated transfer agent fees payable	877
Distribution fee payable	219
Administration fee payable	131

Total Liabilities	298,926,717

NET ASSETS	$2,775,343,494

Net assets were comprised of:
Paid-in capital	$3,154,087,068
Retained earnings	(378,743,574)

Net assets, June 30, 2010	$2,775,343,494

Class I:
Net asset value and redemption price per share, $2,774,335,224 / 139,540,451 outstanding shares of beneficial interest	$19.88

Class II:
Net asset value and redemption price per share, $1,008,270 / 50,119 outstanding shares of beneficial interest	$20.12

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $804,231 foreign withholding tax)	$19,074,319
Affiliated income from securities lending, net	112,196
Affiliated dividend income	56,142

19,242,657

EXPENSES
Management fee	7,008,365
Distribution fee—Class II	1,020
Administration fee—Class II	612
Custodian’s fees and expenses	199,000
Shareholders’ reports	149,000
Insurance expenses	23,000
Trustees’ fees	22,000
Audit fee	11,000
Legal fees and expenses	8,000
Commitment fee on syndicated credit agreement	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Loan interest expense (Note 8)	56
Miscellaneous	9,523

Total expenses	7,443,576

NET INVESTMENT INCOME	11,799,081

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	177,078,813
Foreign currency transactions	(35,832)

177,042,981

Net change in unrealized appreciation (depreciation) on:
Investments	(500,666,035)
Foreign currencies	(1,178)

(500,667,213)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(323,624,232)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(311,825,151)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$11,799,081	$24,402,578
Net realized gain (loss) on investment and foreign currency transactions	177,042,981	(317,134,966)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(500,667,213)	1,193,067,370

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(311,825,151)	900,334,982

DISTRIBUTIONS
Class I	(24,392,657)	(43,394,722)
Class II	(1,854)	(3,037)

TOTAL DISTRIBUTIONS	(24,394,511)	(43,397,759)

SERIES SHARE TRANSACTIONS (NOTE 7):
Series shares sold	10,733,408	26,713,318
Series shares issued in reinvestment of distributions	24,394,511	43,397,759
Series shares repurchased	(119,104,767)	(252,864,006)

DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(83,976,848)	(182,752,929)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(420,196,510)	674,184,294
NET ASSETS:
Beginning of period	3,195,540,004	2,521,355,710

End of period	$2,775,343,494	$3,195,540,004

SEE NOTES TO FINANCIAL STATEMENTS.

A47

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 92.2%
COMMON STOCKS — 58.3%	Shares	Value

Aerospace & Defense — 1.7%
General Dynamics Corp.	159,900	$9,363,744
ITT Corp.	66,400	2,982,688
L-3 Communications Holdings, Inc.	55,500	3,931,620
Lockheed Martin Corp.	33,300	2,480,850
Northrop Grumman Corp.	235,400	12,815,176
Raytheon Co.	170,900	8,269,851
United Technologies Corp.	105,500	6,848,005

		46,691,934

Air Freight & Logistics — 0.4%
FedEx Corp.	40,900	2,867,499
United Parcel Service, Inc. (Class B Stock)	152,700	8,687,103

		11,554,602

Auto Components — 0.5%
Johnson Controls, Inc.	432,300	11,615,901
TRW Automotive Holdings Corp.(a)(b)	117,700	3,244,989

		14,860,890

Automobiles — 0.4%
Ford Motor Co.(a)(b)	862,300	8,691,984
Thor Industries, Inc.	61,400	1,458,250

		10,150,234

Beverages — 1.3%
Coca-Cola Co. (The)	481,300	24,122,756
Coca-Cola Enterprises, Inc.	74,800	1,934,328
Constellation Brands, Inc. (Class A Stock)(b)	23,600	368,632
PepsiCo, Inc.	149,220	9,094,959

		35,520,675

Biotechnology — 0.6%
Amgen, Inc.(b)	150,508	7,916,721
Biogen Idec, Inc.(b)	83,400	3,957,330
Celgene Corp.(b)	103,300	5,249,706

		17,123,757

Building Products
Lennox International, Inc.	8,600	357,502

Capital Markets — 1.3%
American Capital Ltd.(a)(b)	136,300	656,966
Ameriprise Financial, Inc.	70,200	2,536,326
Bank of New York Mellon Corp. (The)	19,200	474,048
Franklin Resources, Inc.	33,300	2,870,127
Goldman Sachs Group, Inc. (The)	154,500	20,281,215
Morgan Stanley	412,790	9,580,856

		36,399,538

Chemicals — 1.0%
Air Products & Chemicals, Inc.	14,000	907,340
Ashland, Inc.	44,300	2,056,406
Cabot Corp.	19,700	474,967
Celanese Corp., Ser. A (Class A Stock)	129,600	3,228,336
CF Industries Holdings, Inc.	94,900	6,021,405
E.I. du Pont de Nemours & Co.(a)	109,600	3,791,064
Eastman Chemical Co.	61,000	3,254,960
Ferro Corp.(b)	29,500	217,415

COMMON STOCKS (continued)	Shares	Value

Chemicals (continued)
Lubrizol Corp.	19,000	$1,525,890
Nalco Holding Co.	137,500	2,813,250
NewMarket Corp.	10,800	943,056
Solutia, Inc.(b)	87,200	1,142,320

		26,376,409

Commercial Banks — 1.7%
Fulton Financial Corp.	59,800	577,070
Huntington Bancshares, Inc.	717,200	3,973,288
PNC Financial Services Group, Inc.	114,900	6,491,850
Prosperity Bancshares, Inc.	16,100	559,475
Regions Financial Corp.	265,800	1,748,964
U.S. Bancorp	393,032	8,784,265
Wells Fargo & Co.	991,412	25,380,147

		47,515,059

Commercial Services & Supplies — 0.1%
Republic Services, Inc.	55,100	1,638,123
RR Donnelley & Sons Co.	101,600	1,663,192

		3,301,315

Communications Equipment — 1.3%
Cisco Systems, Inc.(b)	930,000	19,818,300
Harris Corp.	78,800	3,282,020
Juniper Networks, Inc.(b)	219,200	5,002,144
QUALCOMM, Inc.	234,600	7,704,264

		35,806,728

Computers & Peripherals — 2.7%
Apple, Inc.(b)	121,400	30,535,742
EMC Corp.(a)(b)	405,900	7,427,970
Hewlett-Packard Co.	532,365	23,040,757
NetApp, Inc.(b)	59,800	2,231,138
QLogic Corp.(b)	10,200	169,524
Seagate Technology(b)	273,300	3,563,832
Teradata Corp.(b)	30,900	941,832
Western Digital Corp.(b)	238,700	7,199,192

		75,109,987

Consumer Finance — 0.5%
American Express Co.	86,400	3,430,080
Capital One Financial Corp.	176,100	7,096,830
SLM Corp.(b)	344,900	3,583,511

		14,110,421

Containers & Packaging — 0.1%
Boise, Inc.(a)(b)	131,300	720,837
Rock-Tenn Co. (Class A Stock)	4,600	228,482
Temple-Inland, Inc.	47,800	988,026

		1,937,345

Distributors — 0.1%
LKQ Corp.(b)	76,300	1,471,064

Diversified Consumer Services — 0.3%
Apollo Group, Inc. (Class A Stock)(b)	111,100	4,718,417
Career Education Corp.(a)(b)	33,100	761,962
DeVry, Inc.	34,500	1,810,905
Lincoln Educational Services Corp.(b)	11,400	234,726

		7,526,010

SEE NOTES TO FINANCIAL STATEMENTS.

A48

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value

Diversified Financial Services — 3.0%
Bank of America Corp.	2,418,282	$34,750,712
Citigroup, Inc.(a)(b)	3,813,000	14,336,880
CME Group, Inc.	6,400	1,801,920
IntercontinentalExchange, Inc.(b)	6,800	768,604
JPMorgan Chase & Co.	854,894	31,297,670
PHH Corp.(b)	28,000	533,120

		83,488,906

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	1,392,347	33,680,874
Verizon Communications, Inc.	739,188	20,712,048

		54,392,922

Electric Utilities — 1.0%
American Electric Power Co., Inc.	146,900	4,744,870
DPL, Inc.	54,800	1,309,720
Edison International	266,900	8,466,068
Entergy Corp.	14,400	1,031,328
Exelon Corp.	227,500	8,638,175
FirstEnergy Corp.	103,700	3,653,351

		27,843,512

Electrical Equipment — 0.6%
Emerson Electric Co.	220,300	9,624,907
Rockwell Automation, Inc.	150,000	7,363,500

		16,988,407

Electrical Utilities
Duke Energy Corp.	25,400	406,400

Electronic Equipment & Instruments — 0.5%
Avnet, Inc.(b)	58,200	1,403,202
Corning, Inc.(a)	495,400	8,000,710
Jabil Circuit, Inc.	323,200	4,298,560

		13,702,472

Energy Equipment & Services — 0.6%
Dresser-Rand Group, Inc.(b)	82,600	2,606,030
National Oilwell Varco, Inc.	118,200	3,908,874
RPC, Inc.	13,400	182,910
Schlumberger Ltd.	153,600	8,500,224
Unit Corp.(b)	16,800	681,912

		15,879,950

Food & Staples Retailing — 1.9%
CVS Caremark Corp.	373,600	10,953,952
Kroger Co. (The)	321,300	6,326,397
SUPERVALU, Inc.	700,000	7,588,000
Wal-Mart Stores, Inc.	553,500	26,606,745

		51,475,094

Food Products — 1.2%
Archer-Daniels-Midland Co.	441,900	11,409,858
Bunge Ltd.(a)	54,400	2,675,936
Chiquita Brands International, Inc.(b)	62,600	760,590
Dean Foods Co.(b)	343,500	3,459,045
Kellogg Co.	11,800	593,540
Kraft Foods, Inc. (Class A Stock)	15,400	431,200
Lancaster Colony Corp.	13,800	736,368
Sanderson Farms, Inc.	55,400	2,810,996
Smithfield Foods, Inc.(a)(b)	42,700	636,230

COMMON STOCKS (continued)	Shares	Value

Food Products (continued)
Tyson Foods, Inc. (Class A Stock)	551,500	$9,039,085

		32,552,848

Gas Utilities — 0.1%
AGL Resources, Inc.	33,300	1,192,806
Energen Corp.	32,300	1,431,859

		2,624,665

Healthcare Equipment & Supplies — 1.3%
Becton, Dickinson & Co.(a)	151,700	10,257,954
Idexx Laboratories, Inc.(a)(b)	33,100	2,015,790
Intuitive Surgical, Inc.(b)	37,200	11,741,064
Medtronic, Inc.	347,200	12,592,944
Sirona Dental Systems, Inc.(b)	8,700	303,108

		36,910,860

Healthcare Providers & Services — 1.6%
Aetna, Inc.	196,900	5,194,222
Cardinal Health, Inc.	36,200	1,216,682
Coventry Health Care, Inc.(b)	120,600	2,132,208
Medco Health Solutions, Inc.(b)	218,900	12,057,012
UnitedHealth Group, Inc.	475,500	13,504,200
WellPoint, Inc.(b)	224,200	10,970,106

		45,074,430

Healthcare Technology — 0.1%
Allscripts Healthcare Solutions, Inc.(a)(b)	35,900	577,990
Cerner Corp.(b)	15,500	1,176,295

		1,754,285

Hotels, Restaurants & Leisure — 0.6%
BJ’s Restaurants, Inc.(a)(b)	7,900	186,440
Brinker International, Inc.	50,700	733,122
CEC Entertainment, Inc.(b)	8,100	285,606
Cheesecake Factory, Inc. (The)(b)	101,400	2,257,164
Darden Restaurants, Inc.	57,000	2,214,450
McDonald’s Corp.	61,600	4,057,592
Papa John’s International, Inc.(b)	13,800	319,056
Ruby Tuesday, Inc.(b)	24,900	211,650
Starbucks Corp.	201,700	4,901,310

		15,166,390

Household Durables — 0.4%
Leggett & Platt, Inc.	238,500	4,784,310
Tempur-Pedic International, Inc.(b)	89,300	2,745,975
Tupperware Brands Corp.	32,100	1,279,185
Whirlpool Corp.	26,200	2,300,884

		11,110,354

Household Products — 1.3%
Colgate-Palmolive Co.	50,500	3,977,380
Kimberly-Clark Corp.	75,700	4,589,691
Procter & Gamble Co. (The)	441,405	26,475,472

		35,042,543

Independent Power Producers & Energy Traders — 0.1%
Constellation Energy Group, Inc.	50,100	1,615,725

SEE NOTES TO FINANCIAL STATEMENTS.

A49

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value

Industrial Conglomerates — 1.4%
3M Co.	176,000	$13,902,240
General Electric Co.	1,692,600	24,407,292

		38,309,532

Insurance — 1.9%
Aflac, Inc.	161,800	6,904,006
Allied World Assurance Co. Holdings, Ltd. (Bermuda)	30,000	1,361,400
American Equity Investment Life Holding Co.	24,000	247,680
Assurant, Inc.	42,900	1,488,630
Berkshire Hathaway, Inc. (Class B Stock)(a)(b)	224,300	17,874,467
Chubb Corp. (The)	74,500	3,725,745
Everest Re Group Ltd. (Bermuda)	46,100	3,260,192
Hartford Financial Services Group, Inc. (The)	107,200	2,372,336
Lincoln National Corp.	50,200	1,219,358
Montpelier Re Holdings Ltd. (Bermuda)	86,500	1,291,445
Travelers Cos., Inc. (The)	23,500	1,157,375
Unum Group	161,500	3,504,550
XL Group PLC (Class A Stock)	504,100	8,070,641

		52,477,825

Internet Software & Services — 0.8%
Google, Inc. (Class A Stock)(b)	46,400	20,645,680
Yahoo!, Inc.(a)(b)	58,000	802,140

		21,447,820

IT Services — 1.5%
Computer Sciences Corp.	8,700	393,675
International Business Machines Corp.	191,000	23,584,680
Lender Processing Services, Inc.	13,700	428,947
Mastercard, Inc. (Class A Stock)	4,800	957,744
Visa, Inc. (Class A Stock)	190,000	13,442,500
Western Union Co. (The)	173,700	2,589,867

		41,397,413

Leisure Equipment & Products
Mattel, Inc.	34,000	719,440

Life Sciences Tools & Services — 0.6%
Bruker Corp.(b)	62,100	755,136
Life Technologies Corp.(a)(b)	85,000	4,016,250
Thermo Fisher Scientific, Inc.(b)	267,400	13,115,970

		17,887,356

Machinery — 1.4%
Deere & Co.	134,400	7,483,392
Dover Corp.	115,000	4,805,850
Eaton Corp.(a)	121,200	7,931,328
Flowserve Corp.	13,500	1,144,800
IDEX Corp.	13,400	382,838
Joy Global, Inc.	63,500	3,180,715
Kennametal, Inc.	60,100	1,528,343
Oshkosh Corp.(b)	151,100	4,708,276
Parker Hannifin Corp.	133,500	7,403,910
Timken Co.	15,500	402,845

COMMON STOCKS (continued)	Shares	Value

Machinery (continued)
Wabco Holdings, Inc.(b)	25,700	$809,036

		39,781,333

Media — 1.5%
Comcast Corp. (Class A Stock)	674,673	11,719,070
Gannett Co., Inc.	261,100	3,514,406
Liberty Media Corp.-Starz, Ser. A(b)	10,000	518,400
McGraw-Hill Cos., Inc. (The)(a)	102,900	2,895,606
News Corp. (Class A Stock)	518,300	6,198,868
Time Warner, Inc.	223,666	6,466,184
Viacom, Inc. (Class B Stock)	150,600	4,724,322
Walt Disney Co. (The)	123,800	3,899,700
Washington Post Co. (The) (Class B Stock)(a)	2,000	820,960

		40,757,516

Metals & Mining — 0.7%
Cliffs Natural Resources, Inc.	6,900	325,404
Freeport-McMoRan Copper & Gold, Inc.	207,400	12,263,562
Newmont Mining Corp.	58,400	3,605,616
Schnitzer Steel Industries, Inc. (Class A Stock)	53,500	2,097,200
Steel Dynamics, Inc.	23,000	303,370

		18,595,152

Multiline Retail — 0.8%
99 Cents Only Stores(b)	41,800	618,640
Macy’s, Inc.	311,600	5,577,640
Target Corp.	301,100	14,805,087

		21,001,367

Multi-Utilities — 0.5%
PG&E Corp.	146,400	6,017,040
Public Service Enterprise Group, Inc.	162,900	5,103,657
SCANA Corp.	61,100	2,184,936
TECO Energy, Inc.	27,300	411,411

		13,717,044

Office Electronics — 0.2%
Xerox Corp.	535,600	4,306,224

Oil, Gas & Consumable Fuels — 5.7%
Apache Corp.	142,700	12,013,913
Chesapeake Energy Corp.	295,300	6,186,535
Chevron Corp.	486,256	32,997,332
Cimarex Energy Co.	14,700	1,052,226
ConocoPhillips	331,534	16,275,004
Devon Energy Corp.	150,300	9,156,276
Exxon Mobil Corp.	900,016	51,363,913
Hess Corp.	212,500	10,697,250
Marathon Oil Corp.	75,100	2,334,859
Murphy Oil Corp.	42,300	2,095,965
Occidental Petroleum Corp.	77,300	5,963,695
Peabody Energy Corp.(a)	51,200	2,003,456
Southwestern Energy Co.(b)	62,200	2,403,408
Williams Cos., Inc. (The)	76,000	1,389,280

		155,933,112

SEE NOTES TO FINANCIAL STATEMENTS.

A50

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value

Paper & Forest Products — 0.1%
International Paper Co.	86,500	$1,957,495

Personal Products
Nu Skin Enterprises, Inc. (Class A Stock)	30,300	755,379

Pharmaceuticals — 3.2%
Abbott Laboratories	147,900	6,918,762
Allergan, Inc.	183,400	10,684,884
Bristol-Myers Squibb Co.	312,800	7,801,232
Eli Lilly & Co.	80,300	2,690,050
Impax Laboratories, Inc.(b)	52,900	1,008,274
Johnson & Johnson	372,598	22,005,638
Medicis Pharmaceutical Corp. (Class A Stock)	11,100	242,868
Merck & Co., Inc.	427,500	14,949,675
Par Pharmaceutical Cos., Inc.(b)	33,200	861,872
Pfizer, Inc.	1,398,197	19,938,289

		87,101,544

Professional Services
Equifax, Inc.	23,100	648,186

Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.(a)	257,300	4,412,695
Brandywine Realty Trust	137,100	1,473,825
Chimera Investment Corp.	815,600	2,944,316
CommonWealth	66,900	415,449
Duke Realty Corp.	19,200	217,920
Hospitality Properties Trust	116,300	2,453,930
Invesco Mortgage Capital, Inc.	14,700	294,147
MFA Financial, Inc.	553,000	4,092,200
Resource Capital Corp.	29,100	165,288

		16,469,770

Road & Rail — 0.4%
CSX Corp.	107,900	5,355,077
Kansas City Southern(b)	50,400	1,832,040
Norfolk Southern Corp.	91,000	4,827,550

		12,014,667

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc.(b)	77,900	570,228
Broadcom Corp. (Class A Stock)	164,600	5,426,862
Intel Corp.	1,183,800	23,024,910
Marvell Technology Group Ltd.(b)	113,600	1,790,336
Micron Technology, Inc.(a)(b)	355,500	3,018,195
PMC — Sierra, Inc.(b)	71,200	535,424
Teradyne, Inc.(a)(b)	114,300	1,114,425
Texas Instruments, Inc.	619,000	14,410,320
Xilinx, Inc.(a)	7,500	189,450

		50,080,150

COMMON STOCKS (continued)	Shares	Value

Software — 2.5%
Activision Blizzard, Inc.	52,200	$547,578
Autodesk, Inc.(b)	164,600	4,009,656
BMC Software, Inc.(a)(b)	30,600	1,059,678
Intuit, Inc.(b)	115,400	4,012,458
McAfee, Inc.(b)	174,800	5,369,856
Microsoft Corp.	1,701,700	39,156,117
Oracle Corp.	361,200	7,751,352
Symantec Corp.(b)	580,200	8,053,176

		69,959,871

Specialty Retail — 0.7%
Best Buy Co., Inc.	47,800	1,618,508
Chico’s FAS, Inc.	365,900	3,615,092
GameStop Corp. (Class A Stock)(a)(b)	27,000	507,330
Gap, Inc. (The)(a)	281,500	5,477,990
Home Depot, Inc. (The)	224,150	6,291,891
Limited Brands, Inc.	54,100	1,193,987
Staples, Inc.	47,000	895,350
Urban Outfitters, Inc.(a)(b)	22,200	763,458

		20,363,606

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.(b)	16,100	422,625
Coach, Inc.	311,500	11,385,325
Deckers Outdoor Corp.(b)	7,900	1,128,673
Fossil, Inc.(b)	16,700	579,490
Jones Apparel Group, Inc.	44,700	708,495
V.F. Corp.	63,600	4,527,048
Warnaco Group, Inc. (The)(b)	17,800	643,292

		19,394,948

Tobacco — 0.6%
Altria Group, Inc.	148,200	2,969,928
Lorillard, Inc.	35,500	2,555,290
Philip Morris International, Inc.	139,100	6,376,344
Reynolds American, Inc.	114,400	5,962,528

		17,864,090

Trading Companies & Distributors — 0.3%
W.W. Grainger, Inc.(a)	87,500	8,701,875

Water Utilities — 0.1%
American Water Works Co., Inc.	106,500	2,193,900

TOTAL COMMON STOCKS (cost $1,541,191,114)		1,605,679,848

SEE NOTES TO FINANCIAL STATEMENTS.

A51

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

ASSET-BACKED SECURITIES — 0.8%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Residential Mortgage-Backed Securities — 0.5%
ARES CLO Funds (Cayman Islands), Ser. 2003-7AW, Class A1A, 144A(c)	A2	0.724%	05/08/15	$1,707	$1,655,485
BA Credit Card Trust, Ser. 2006-C5, Class C5(c)	A3	0.750%	01/15/16	3,209	3,030,514
Ballyrock CDO Ltd. (Cayman Islands), Ser. 2003-2A, Class A, 144A(c)	Aa2	0.995%	11/20/15	2,100	2,005,102
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aa1	0.594%	08/03/19	495	466,652
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(c)	Baa2	0.748%	02/20/15	1,350	1,292,998
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(c)	Aaa	0.671%	07/27/16	247	238,891
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aaa	0.563%	12/15/17	3,013	2,839,568
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(c)	Aaa	0.851%	02/15/16	1,804	1,735,227
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	319	318,450
Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(c)	Aa3	0.834%	08/22/16	693	666,577

					14,249,464

Residential Mortgage-Backed Securities — 0.3%
Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2(c)	CC(d)	1.697%	10/25/32	107	7,662
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(c)	Baa2	1.997%	03/25/33	511	350,021
Credit-Based Asset Servicing And Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	425	383,241
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	793	649,865
First Franklin Mortgage Loan Trust, Ser. 2005-FFH1, Class M2(c)	C	0.867%	06/25/36	1,450	229,380
GSAMP Trust, Ser. 2004-HE2, Class A3C(c)	Aaa	0.927%	09/25/34	919	803,155
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(c)	Aa1	0.838%	01/20/35	398	346,012
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(c)	Aa2	0.877%	06/25/34	1,250	933,547
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(c)	Aa2	0.977%	06/25/34	1,232	931,395
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(c)	Aa2	1.397%	12/27/33	1,193	913,821
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(c)	B3	1.247%	07/25/32	972	654,845
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC2, Class M2, 144A(c)	B(d)	2.672%	04/25/32	349	140,590
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(c)	A2	1.622%	09/25/32	828	660,621
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1(c)	Aa2	1.112%	02/25/34	1,325	1,046,324
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(c)	Caa1	0.597%	05/25/36	1,100	431,987

					8,482,466

TOTAL ASSET-BACKED SECURITIES (cost $26,059,289)					22,731,930

BANK LOANS — 0.4%
Aerospace & Defense
Oshkosh Truck Corp.(c)(e)	Ba3	6.540%	12/06/13	107	106,690

Cable — 0.1%
Insight Midwest Holdings LLC(c)(e)	Ba3	1.290%	10/06/13	1,005	959,961
UPC Broadband Holdings(c)(e)	Ba3	3.930%	12/31/16	245	228,102

					1,188,063

Consumer
Pilot Travel Centers LLC(c)(e)	Ba2	0.500%	06/30/16	258	257,565

Electric
Texas Competitive Electric Holdings Co. LLC(c)(e)	B1	3.831%	10/10/14	973	716,611

Healthcare & Pharmaceutical — 0.1%
HCA, Inc.(c)(e)	Ba3	2.783%	11/18/13	370	348,470
HCA, Inc.(c)(e)	Ba3	3.783%	03/31/17	886	846,551
Health Management Association(c)(e)	B1	2.283%	02/28/14	1,098	1,019,809
Warner Chilcott Corp.(c)(e)	B1	5.500%	10/30/14	362	361,455

SEE NOTES TO FINANCIAL STATEMENTS.

A52

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

BANK LOANS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Healthcare & Pharmaceutical (continued)
Warner Chilcott Corp.(c)(e)	B1	5.750%	04/30/15	$171	$170,195
Warner Chilcott Corp.(c)(e)	B1	5.750%	04/30/15	284	283,405

					3,029,885

Pipelines & Other — 0.1%
Enterprise GP Holdings LP(c)(e)	Ba2	2.567%	11/08/14	980	943,250

Technology — 0.1%
First Data Corp.(c)(e)	B1	3.097%	09/24/14	1,459	1,225,553
First Data Corp.(c)(e)	B1	3.097%	09/24/14	1,167	981,252
Flextronics International Ltd. (Singapore)(c)(e)	Ba1	2.542%	10/01/14	982	907,579
Flextronics International Ltd. (Singapore)(c)(e)	Ba1	2.553%	10/01/14	282	260,799
Sensata Technologies (Netherlands)(c)(e)	B3	2.078%	04/27/13	333	310,470

					3,685,653

TOTAL BANK LOANS (cost $10,850,052)					9,927,717

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	3,628	2,487,233
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(c)	B2	3.179%	02/25/35	820	702,469
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(c)	Caa1	3.052%	03/25/35	627	518,301
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(c)	Baa1	3.293%	02/25/37	2,105	2,034,556
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	930	929,891
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(c)	B1	3.448%	07/25/35	1,419	1,351,052
Master Alternative Loans Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	308	307,264
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(c)	A1	2.744%	02/25/34	625	584,916
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(d)	5.000%	03/25/20	400	344,889

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $10,518,306)					9,260,571

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.9%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,800	2,862,700
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	3,700	3,938,881
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(c)	Aaa	5.837%	06/10/49	5,900	6,063,195
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(d)	5.620%	02/10/51	1,920	1,983,585
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB(c)	Aaa	4.823%	02/13/42	1,735	1,814,289
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(c)	A-(d)	5.440%	09/15/30	890	929,213
Commercial Mortgage Pass-Through Certificates, Ser. 2004-LB2A, Class X2, I/O, 144A(c)	AAA(d)	1.004%	03/10/39	7,629	41,526
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	1,000	1,026,323
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(c)	AAA(d)	5.961%	06/10/46	3,800	4,040,299
CS First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	880	901,415
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,400	1,416,456
CS Mortgage Capital Certificate Corp., Ser. 2006-C1, Class A4(c)	AAA(d)	5.609%	02/15/39	2,700	2,840,902
CW Capital Cobalt Ltd., Ser. 2007-C2, Class A2	Aaa	5.334%	04/15/47	740	769,804
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(c)	AAA(d)	6.015%	05/15/46	2,200	2,313,446
General Electric Capital Commercial Mortgage Corp., Ser. 2004-C2, Class X2, I/O, 144A(c)	Aaa	0.767%	03/10/40	14,832	68,397
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(d)	4.697%	05/10/43	2,720	2,832,271
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(c)	Aaa	5.224%	04/10/37	8,050	8,268,925

SEE NOTES TO FINANCIAL STATEMENTS.

A53

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	$4,000	$4,146,420
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB(c)	AAA(d)	5.587%	04/10/38	6,650	7,077,560
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(c)	Aaa	5.778%	08/10/45	2,200	2,277,466
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(c)	Aaa	4.853%	03/15/46	3,376	3,521,935
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	5,835	6,073,916
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,900	4,163,873
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/O(c)	Aaa	0.234%	04/15/43	115,405	306,932
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3A(c)	Aaa	6.064%	04/15/45	563	591,766
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	2,050	2,126,519
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(c)	AAA(d)	4.826%	08/15/29	3,910	4,036,899
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	3,580	3,860,926
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	2,080,411
Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2	Aaa	5.425%	02/12/51	150	157,382
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(c)	Aaa	6.104%	06/12/46	1,795	1,909,683
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(c)	Aaa	5.567%	03/12/44	1,500	1,589,409
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(c)	AAA(d)	5.940%	10/15/42	2,600	2,784,405
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,600	4,831,394
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(c)	AAA(d)	5.802%	06/11/42	1,105	1,183,180
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(c)	Aaa	5.418%	01/15/45	2,500	2,606,844
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A3(c)	Aaa	5.890%	05/15/43	5,000	5,176,237
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(c)	Aaa	5.925%	05/15/43	1,000	1,078,723
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	3,000	3,063,105

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $98,420,025)					106,756,612

CORPORATE BONDS — 10.2%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.750%	08/15/10	2,150	2,159,097
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	6.100%	03/01/11	925	956,025
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	515	518,959

					3,634,081

Airlines — 0.2%
American Airlines, Inc., Pass-thru Certs., Ser. 01-1	B2	6.817%	05/23/11	2,520	2,520,000
Continental Airlines, Inc., Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	255	254,125
Continental Airlines, Inc., Pass-thru Certs., Ser. A	Baa2	7.250%	11/10/19	790	841,350
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	438	432,725
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	1,005	1,071,297

					5,119,497

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	500	515,857
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa2	5.500%	01/15/16	245	271,561

					787,418

Banking — 2.2%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	1,925	2,390,068
Banco Bradesco SA (Cayman Islands), Sub. Notes	A2	8.750%	10/24/13	1,760	2,055,680

SEE NOTES TO FINANCIAL STATEMENTS.

A54

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Bank of America Corp., Sr. Unsec’d. Notes	A2	4.500%	04/01/15	$595	$601,379
Bank of America Corp., Sub. Notes	A3	5.750%	08/15/16	1,775	1,838,852
Bank of America Corp., Jr. Sub. Notes(c)	Ba3	8.000%	12/29/49	2,200	2,125,046
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	930	936,418
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	410	394,255
Bank of Montreal (Canada), Covered Notes, 144A	Aaa	2.850%	06/09/15	3,115	3,165,915
Bank One Corp., Sub. Notes	A1	7.875%	08/01/10	2,250	2,261,984
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	515	556,649
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	330	366,546
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,175	1,372,047
Capital One Bank USA NA, Sub. Notes	A3	6.500%	06/13/13	20	21,936
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.250%	08/15/39	620	654,100
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,080	1,124,683
Capital One Financial Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.700%	09/15/11	600	624,173
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	454	454,091
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	2,800	2,885,448
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	570	518,067
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	520	545,514
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	430	512,980
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	975	1,162,321
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.800%	06/07/12	1,190	1,251,337
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa2	5.125%	03/16/37	1,380	1,008,541
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	570	575,547
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	999,175
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	600	632,064
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	1,190	1,203,221
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,615	1,542,998
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	104	101,956
ICICI Bank, Ltd. (Singapore), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	11/16/10	1,410	1,419,637
International Bank For Reconstruction & Development, Notes	Aaa	2.375%	05/26/15	4,480	4,554,968
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(c)	Baa1	7.900%	04/29/49	2,000	2,061,460
JPMorgan Chase Capital XXVI (Capital Security, fixed to floating preferred)	A2	8.000%	05/15/48	28	739,200
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	A2	7.000%	11/01/39	1,500	1,525,407
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	5.800%	01/13/20	1,870	1,765,084
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	4.790%	08/04/10	295	295,861
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.770%	07/25/11	520	539,392
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.400%	08/28/17	35	36,496
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%	04/25/18	980	1,045,445
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	265	275,576
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	2,345	2,324,589
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	1,415	1,368,889
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	620	627,849
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(c)	Ba1	6.346%	07/25/49	800	773,992
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	1,040	1,191,829
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,775	1,799,206
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	775	817,113
Wachovia Bank NA, Sub. Notes(a)	Aa3	7.800%	08/18/10	2,100	2,116,280
Wells Fargo Bank NA, Sub. Notes, Ser. AI	Aa3	4.750%	02/09/15	585	612,266
Wells Fargo Bank NA, Sub. Notes	Aa3	6.450%	02/01/11	65	66,856
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(c)	Ba1	7.700%	12/29/49	1,000	1,010,000

					60,850,386

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	5.250%	02/06/12	1,715	338,712
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.875%	05/02/18	700	142,625

					481,337

SEE NOTES TO FINANCIAL STATEMENTS.

A55

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Building Materials & Construction — 0.1%
Hanson Ltd. (United Kingdom), Gtd. Notes	B1	7.875%	09/27/10	$1,000	$1,002,500
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	910	932,595

					1,935,095

Cable — 0.4%
AT&T Broadband LLC, Gtd. Notes	Baa1	9.455%	11/15/22	255	351,762
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	570	614,104
Comcast Corp., Gtd. Notes	Baa1	6.450%	03/15/37	155	167,602
Comcast Corp., Gtd. Notes	Baa1	6.500%	11/15/35	450	489,377
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	605	688,203
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	03/15/11	950	981,722
DIRECTV Holdings LLC, Gtd. Notes	Baa2	3.550%	03/15/15	345	347,289
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,580	1,673,334
DISH DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	1,000	1,032,500
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	070/2/12	2,510	2,681,119
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	6.750%	06/15/39	1,575	1,739,939

					10,766,951

Capital Goods — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(e)(g)	Baa2	5.800%	10/15/12	460	496,558
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(e)(g)	Baa2	6.375%	10/15/17	1,302	1,465,634
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(e)(g)	Baa2	7.000%	10/15/37	380	414,086
FedEx Corp., Gtd. Notes	Baa2	7.250%	02/15/11	400	414,569
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	200	217,481

					3,008,328

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125%	02/01/11	685	698,205
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,800	2,078,753
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	500	695,395
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	780,208
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,500	1,641,033
Union Carbide Corp., Sr. Unsec’d. Notes	Ba2	7.500%	06/01/25	460	452,525

					6,346,119

Consumer — 0.3%
Avon Products, Inc., Sr. Unsec’d. Notes	A2	5.750%	03/01/18	1,500	1,696,372
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375%	06/15/14	2,250	2,504,450
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,700	1,868,861
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125%	06/15/11	965	999,312

					7,068,995

Electric — 0.9%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	175	195,578
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,305	1,381,225
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	550	617,445
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	525	592,463
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	Baa1	5.700%	03/15/13	740	811,622
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	Baa1	6.950%	03/15/33	590	703,173
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 05-C	A3	5.375%	12/15/15	730	820,530
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	220	228,384
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	325	353,921
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	550	638,532
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	960	1,097,458

SEE NOTES TO FINANCIAL STATEMENTS.

A56

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Electric (continued)
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	6.650%	04/30/38	$890	$1,069,021
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	670	651,905
Empresa Nacional de Electricidad S.A. (Chile), Sr. Unsec’d. Notes	Baa3	8.625%	08/01/15	1,295	1,574,269
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	1,280	1,231,475
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	155	165,527
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,425	1,522,178
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	295	328,280
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A2	5.700%	06/01/17	495	564,407
Iberdrola USA, Inc., Gtd. Notes	A3	6.750%	09/15/33	145	156,334
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	460	493,474
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	1,770	1,931,247
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.750%	04/01/18	205	229,334
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	300	321,270
National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.250%	03/01/12	90	98,693
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa3	6.500%	05/15/18	1,260	1,438,328
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	610	643,368
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	245	252,308
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	350	360,481
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	615	653,443
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	345	390,878
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	475	572,633
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,550	1,729,363
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	140	147,458
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A2	5.800%	05/01/37	535	605,181
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	470	513,424
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	199	218,356
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	513,355

					25,816,321

Energy – Integrated — 0.2%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, Ser. WI	Baa2	6.750%	11/15/39	975	1,119,405
Hess Corp., Sr. Unsec’d. Notes	Baa2	6.000%	01/15/40	400	413,539
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	325	392,760
Marathon Oil Canada Corp. (Canada), Gtd. Notes	Baa1	8.375%	05/01/12	360	399,856
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	7.500%	07/18/16	1,425	1,474,875

					3,800,435

Energy – Other — 0.2%
Anadarko Petroleum Corp., Unsec’d. Notes	Ba1	6.200%	03/15/40	465	367,899
Devon Financing Corp. ULC (Canada), Gtd. Notes	Baa1	7.875%	09/30/31	225	285,775
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	907	937,134
Halliburton Co., Sr. Unsec’d. Notes	A2	5.500%	10/15/10	150	151,667
Nexen, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	6.400%	05/15/37	200	208,563
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,500	1,506,269
QEP Resources, Inc., Sr. Unsec’d. Notes	Baa3	6.800%	03/01/20	545	566,422
Valero Energy Corp., Gtd. Notes	Baa2	6.625%	06/15/37	255	248,279
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,315	1,398,897
XTO Energy, Inc., Sr. Unsec’d. Notes	Aaa	6.250%	08/01/17	585	696,603

					6,367,508

Foods — 0.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa2	5.375%	01/15/20	1,800	1,939,667
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.000%	11/15/39	1,285	1,679,068
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.200%	01/15/39	250	328,895
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,040	1,098,493
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	985	1,176,261

SEE NOTES TO FINANCIAL STATEMENTS.

A57

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Foods (continued)
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $666,818; purchased 11/19/07)(e)(g)	A2	6.000%	11/27/17	$670	$767,745
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	7.875%	09/15/10	46	46,586
Delhaize America, Inc., Gtd. Notes	Baa3	9.000%	04/15/31	752	1,027,813
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	480	553,104
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	02/15/12	737	794,082
H.J. Heinz Finance Co., Gtd. Notes, 144A	Baa2	7.125%	08/01/39	450	550,163
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,710	1,912,343
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	45	49,003
Kroger Co. (The), Gtd. Notes	Baa2	6.800%	04/01/11	670	694,804
Ralcorp Holdings, Inc., Sr. Sec’d. Notes	Baa3	6.625%	08/15/39	875	954,891
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	1,300	1,300,000
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	735	799,312
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	180	190,162

					15,862,392

Healthcare & Pharmaceutical — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.875%	05/15/16	1,145	1,339,526
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	915	991,747
Genentech, Inc., Sr. Unsec’d. Notes	AA-(d)	4.750%	07/15/15	280	309,802
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375%	05/15/38	870	1,035,417
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	2,040,500
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	580	641,902
Merck & Co., Inc., Gtd. Notes	Aa3	6.000%	09/15/17	884	1,038,552
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.750%	11/15/36	110	123,747
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.850%	06/30/39	265	305,556
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	165	189,801
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	445	501,004
Wyeth, Gtd. Notes	A1	5.500%	03/15/13	1,210	1,338,351
Wyeth, Gtd. Notes	A1	5.950%	04/01/37	1,715	1,942,665
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	70,976

					11,869,546

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	06/15/11	390	405,718
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	515	573,154
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	670	689,124
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,290	1,317,233
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	03/15/11	1,350	1,385,211
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	195	214,120
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	420	453,178
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	420	461,662
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	860	934,369

					6,433,769

Insurance — 0.7%
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	580	559,700
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	155	175,071
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	1,030	986,971
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.750%	05/15/12	440	467,126
Berkshire Hathaway Finance Corp., Gtd. Notes(h)	Aa2	5.750%	01/15/40	825	873,578
Chubb Corp. (The), Jr. Sub. Notes(a)(c)	A3	6.375%	03/29/67	1,300	1,248,000
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	850	802,211
Lincoln National Corp., Jr. Sub. Notes(a)(c)	Ba1	6.050%	04/20/67	260	195,000
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	492	475,794
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	705	742,538
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	605	741,481
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	Baa2	5.150%	09/15/10	265	266,907

SEE NOTES TO FINANCIAL STATEMENTS.

A58

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Insurance (continued)
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	$1,020	$997,558
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.125%	12/01/11	335	354,434
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	400	419,497
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	430	486,480
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	660	770,944
Northwestern Mutual Life Insurance, Notes, 144A	Aa2	6.063%	03/30/40	370	396,654
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	680	715,635
Pacific Life Insurance Co., Sub. Notes, 144A
(original cost $994,522; purchased 6/16/09)(g)	A3	9.250%	06/15/39	995	1,233,085
Progressive Corp. (The), Jr. Sub. Notes(c)	A2	6.700%	06/15/37	735	687,225
Teachers Insurance & Annuity Association of America, Notes, 144A(a)	Aa2	6.850%	12/16/39	1,450	1,688,880
Travelers Cos., Inc. (The), Jr. Sub. Notes(c)	A3	6.250%	03/15/37	805	755,389
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.750%	06/20/36	685	800,496
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	555	560,922
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	460	470,255
XL Group PLC (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	85	86,974

					17,958,805

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,645	1,706,687
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.750%	05/15/18	2,800	2,800,000

					4,506,687

Media & Entertainment — 0.3%
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	2,500	2,562,500
Historic TW, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	505	679,884
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	580	604,899
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	280	321,339
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	790	941,650
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	1,150	1,185,963
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	10/05/37	430	480,200
Viacom, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	04/30/36	625	707,542

					7,483,977

Metals — 0.2%
Newmont Mining Corp., Gtd. Notes	Baa2	6.250%	10/01/39	880	960,360
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(d)	4.500%	05/15/13	115	120,905
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(d)	5.000%	06/01/15	600	638,258
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	1,000	1,095,652
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	125	134,912
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	2,580	2,605,800

					5,555,887

Non-Captive Finance — 0.5%
General Electric Capital Corp., Notes, MTN	Aa2	3.500%	08/13/12	1,990	2,054,062
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	Aa2	5.500%	01/08/20	2,020	2,134,645
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.550%	05/04/20	505	531,781
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38	1,060	1,039,439
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. A, MTN(h)	Aa2	6.125%	02/22/11	950	980,532
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(h)	Aa2	6.000%	08/07/19	920	995,965
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	5.700%	06/01/11	440	454,749
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	B1	6.375%	03/25/13	1,850	1,734,375
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,050	922,095
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	2,870	2,648,468

					13,496,111

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	515	476,247

SEE NOTES TO FINANCIAL STATEMENTS.

A59

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39	$1,080	$1,190,950
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	7.500%	08/15/21	510	597,156

					1,788,106

Pipelines & Other — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes	Baa2	7.875%	08/16/10	1,760	1,773,669
Oneok Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	420	430,829
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	90	97,818
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,190	3,535,560
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa2	6.250%	02/15/13	235	255,293

					6,093,169

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	670	764,637
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	715	781,842
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	525	562,456
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	18	23,168
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650%	01/15/11	750	770,852

					2,902,955

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	361	372,958
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	765	898,968
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	435	451,467
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	660	700,516
ProLogis, Sr. Unsec’d. Notes(a)	Baa2	6.875%	03/15/20	890	841,203
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	6.125%	05/30/18	2,800	3,090,573

					6,355,685

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,000	1,044,858
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,640	1,824,470
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	515	550,502
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	1,115	1,145,663
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	325	333,157
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	1,015	1,226,288
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	6.500%	03/15/29	385	451,774
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Ba1	5.350%	03/15/12	390	398,775
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	2,000	2,055,000

					9,030,487

Technology — 0.2%
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,000	1,096,525
HP Enterprise Services LLC, Sr. Unsec’d. Notes	A2	7.450%	10/15/29	120	155,913
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	600	636,970
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	49	52,593
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	1,000	1,025,000
Xerox Corp., Sr. Unsec’d. Notes(a)	Baa2	4.250%	02/15/15	2,720	2,816,005

					5,783,006

Telecommunications — 0.9%
America Movil SAB de CV (Mexico), Gtd. Notes, 144A	A2	6.125%	03/30/40	590	616,097
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	205	263,879
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.300%	11/15/10	1,260	1,279,989
AT&T Mobility LLC, Sr. Unsec’d. Notes	A2	7.125%	12/15/31	505	602,976
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.750%	06/15/30	295	381,050
Embarq Corp., Sr. Unsec’d. Notes
(original cost $349,979; purchased 05/12/06)(e)(g)	Baa3	7.082%	06/01/16	350	373,121
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,626,279; purchased 05/12/06-04/10/07)(e)(g)	Baa3	7.995%	06/01/36	1,600	1,587,878

SEE NOTES TO FINANCIAL STATEMENTS.

A60

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Telecommunications (continued)
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	$375	$516,039
Koninklijke KPN NV (Netherlands), Sr. Unsec’d. Notes	Baa2	8.000%	10/01/10	530	538,445
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	640	716,156
New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.750%	03/01/31	1,339	1,838,182
PCCW-HKT Capital Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,370	2,532,938
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.250%	02/15/11	700	714,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	2,000	2,145,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	320	330,527
Telecom Italia Capital SA (Luxembourg), Gtd. Notes(a)	Baa2	7.175%	06/18/19	2,095	2,255,504
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.134%	04/27/20	790	791,811
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	780	831,930
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	232,338
Telefonos de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	A3	5.500%	11/15/19	255	266,884
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	899	953,010
United States Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	275	282,765
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,400	3,859,945

					23,910,464

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	215	268,343
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	985	1,247,384
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	140	183,927
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	790	1,059,701
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	765	848,426
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	860	930,115
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	320	329,223

					4,867,119

TOTAL CORPORATE BONDS (cost $266,026,196)					280,356,883

MORTGAGE-BACKED SECURITIES — 11.5%
Federal Home Loan Mortgage Corporation		4.500%	02/01/19-07/01/20	3,850	4,101,102
Federal Home Loan Mortgage Corporation		4.500%	TBA 30 YR	10,500	10,837,974
Federal Home Loan Mortgage Corporation		5.000%	07/01/18-05/01/34	6,949	7,434,800
Federal Home Loan Mortgage Corporation		5.000%	TBA 30 YR	5,000	5,267,970
Federal Home Loan Mortgage Corporation(c)		5.209%	12/01/35	1,891	2,011,758
Federal Home Loan Mortgage Corporation(c)		5.495%	06/01/36	1,896	1,987,837
Federal Home Loan Mortgage Corporation		5.500%	12/01/33-05/01/38	8,927	9,617,056
Federal Home Loan Mortgage Corporation		5.500%	TBA 30 YR	14,000	14,977,816
Federal Home Loan Mortgage Corporation		6.000%	03/01/32-12/01/33	2,067	2,291,123
Federal Home Loan Mortgage Corporation		6.500%	12/01/14	159	172,717
Federal Home Loan Mortgage Corporation		7.000%	01/01/31-11/01/33	2,559	2,909,041
Federal National Mortgage Association(c)		2.200%	07/01/33	730	756,810
Federal National Mortgage Association		4.000%	06/01/19	1,227	1,296,730
Federal National Mortgage Association		4.000%	TBA 15 YR	500	519,375
Federal National Mortgage Association		4.000%	TBA 30 YR	11,000	11,139,216
Federal National Mortgage Association		4.500%	11/01/18-08/01/39	22,574	23,646,253
Federal National Mortgage Association		4.500%	TBA 15 YR	8,000	8,438,752
Federal National Mortgage Association		4.500%	TBA 30 YR	14,000	14,509,684
Federal National Mortgage Association		5.000%	10/01/18-02/01/36	21,354	22,704,826
Federal National Mortgage Association		5.000%	TBA 15 YR	8,000	8,535,000
Federal National Mortgage Association		5.000%	TBA 30 YR	15,500	16,340,395
Federal National Mortgage Association		5.500%	03/01/16-08/01/37	45,517	49,041,235
Federal National Mortgage Association		5.500%	TBA 15 YR	6,000	6,464,064
Federal National Mortgage Association		5.500%	TBA 30 YR	250	267,500
Federal National Mortgage Association(c)		5.829%	06/01/37	1,780	1,901,706

SEE NOTES TO FINANCIAL STATEMENTS.

A61

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

MORTGAGE-BACKED SECURITIES (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal National Mortgage Association		6.000%	04/01/13-05/01/38	$21,126	$23,134,104
Federal National Mortgage Association		6.000%	TBA 30 YR	19,500	21,093,521
Federal National Mortgage Association		6.500%	07/01/17-09/01/37	8,829	9,737,706
Federal National Mortgage Association		7.000%	08/01/11-07/01/32	620	702,664
Federal National Mortgage Association		7.500%	06/01/12-05/01/32	217	240,892
Government National Mortgage Association		4.500%	TBA 30 YR	9,000	9,352,998
Government National Mortgage Association		5.000%	TBA 30 YR	4,000	4,235,016
Government National Mortgage Association		5.500%	11/15/32-02/15/36	8,316	9,041,941
Government National Mortgage Association		6.000%	02/15/33-10/15/34	3,590	3,954,690
Government National Mortgage Association		6.000%	TBA 30 YR	3,000	3,269,064
Government National Mortgage Association		6.500%	10/15/23-07/15/35	3,778	4,203,483
Government National Mortgage Association		8.000%	01/15/24-04/15/25	91	105,744

TOTAL MORTGAGE-BACKED SECURITIES (cost $303,838,292)					316,242,563

MUNICIPAL BONDS — 0.3%
Bay Area Toll Authority, BABs	Aa3	6.263%	04/01/49	1,325	1,399,107
Chicago O’Hare Int’l. Arpt. Rev., BABs	A1	6.395%	01/01/40	1,030	1,116,098
Metropolitan Government of Nashville & Davidson County Convention Center Auth, BABs	Aa2	6.731%	07/01/43	1,000	1,077,090
New Jersey State Turnpike Authority, BABs	A3	7.414%	01/01/40	1,070	1,348,649
New York City Transitional Finance Authority, BABs	Aa1	5.767%	08/01/36	1,130	1,173,336
Oregon State Department of Transportation, BABs	Aa2	5.834%	11/15/34	445	489,958
State of California, BABs(a)	A1	7.300%	10/01/39	1,270	1,336,192
State of California, BABs	A1	7.500%	04/01/34	475	506,825
State of California, BABs	A1	7.550%	04/01/39	245	267,043
State of California, BABs	A1	7.625%	03/01/40	215	232,798
State of Illinois, Taxable Ser. 3, BABs	A1	6.725%	04/01/35	100	98,885

TOTAL MUNICIPAL BONDS (cost $8,468,324)					9,045,981

NON-CORPORATE FOREIGN AGENCIES — 0.4%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	7,435	7,559,863
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	400,750
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,190	2,173,575

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $10,028,012)					10,134,188

NON-CORPORATE SOVEREIGN
Qatar Government International Bond (Qatar), 144A (cost $738,409)	Aa2	6.400%	01/20/40	740	786,250

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Citigroup, Inc., FDIC Gtd. Notes		2.125%	04/30/12	100	102,451
Western Corporate Federal Credit Union, Gtd. Notes.		1.750%	11/02/12	2,610	2,653,490
Federal Home Loan Bank		0.875%	08/22/12	4,030	4,033,969
Federal Home Loan Bank		5.625%	06/11/21	2,390	2,813,795
Federal Home Loan Mortgage Corporation(a)		3.750%	03/27/19	4,835	5,044,467
Federal Home Loan Mortgage Corporation(a)		5.125%	11/17/17	630	725,825
Federal National Mortgage Association		4.375%	10/15/15	2,225	2,460,841
Federal National Mortgage Association		5.000%	02/13/17	3,070	3,489,380
Federal National Mortgage Association		6.625%	11/15/30	2,245	2,919,526
Resolution Funding Corp. Interest Strip(i)		3.090%	04/15/18	2,615	2,059,700
Tennessee Valley Authority		4.500%	04/01/18	1,445	1,597,589
Tennessee Valley Authority, Ser. E		6.250%	12/15/17	560	680,775

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $27,413,279)					28,581,808

SEE NOTES TO FINANCIAL STATEMENTS.

A62

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

U.S. GOVERNMENT TREASURY OBLIGATIONS — 5.1%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Bonds(a)	4.625%	02/15/40	$3,760	$4,226,473
U.S. Treasury Bonds	6.250%	08/15/23	10,495	13,604,144
U.S. Treasury Bonds(j)	7.125%	02/15/23	8,200	11,353,154
U.S. Treasury Bonds	8.000%	11/15/21	4,820	7,010,088
U.S. Treasury Inflation Indexed Note	1.375%	01/15/20	5,605	5,739,410
U.S. Treasury Notes	0.625%	06/30/12	7,630	7,630,610
U.S. Treasury Notes	1.875%	06/30/15	4,405	4,421,862
U.S. Treasury Notes	2.750%	11/30/16	6,580	6,746,040
U.S. Treasury Notes	3.125%	10/31/16	710	744,779
U.S. Treasury Notes(a)	3.500%	05/15/20	5,715	5,981,090
U.S. Treasury Notes	3.625%	08/15/19	14,985	15,845,469
U.S. Treasury Strips Coupon(k)	3.550%	08/15/21	4,000	2,702,732
U.S. Treasury Strips Coupon(k)	3.610%	11/15/21	2,500	1,665,060
U.S. Treasury Strips Coupon(k)	3.690%	08/15/22	2,450	1,572,795
U.S. Treasury Strips Coupon(k)	3.850%	11/15/23	13,465	8,090,418
U.S. Treasury Strips Coupon(k)	3.860%	02/15/24	10,000	5,937,230
U.S. Treasury Strips Coupon(k)	3.890%	05/15/24	10,845	6,356,818
U.S. Treasury Strips Coupon(k)	3.920%	08/15/24	6,520	3,769,401
U.S. Treasury Strips Coupon(k)	3.930%	11/15/24	10,880	6,214,406
U.S. Treasury Strips Coupon(k)	3.960%	02/15/25	4,500	2,536,637
U.S. Treasury Strips Coupon(k)	3.970%	05/15/25	9,500	5,297,485
U.S. Treasury Strips Coupon(a)(k)	3.970%	08/15/25	1,055	581,861
U.S. Treasury Strips Principal(i)	3.720%	02/15/23	10,900	6,845,080
U.S. Treasury Strips Principal(a)(i)	3.870%	11/15/24	8,500	4,899,009

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $131,450,123)				139,772,051

TOTAL LONG-TERM INVESTMENTS (cost $2,435,001,421)				2,539,276,402

SHORT-TERM INVESTMENTS — 16.3%
U.S. GOVERNMENT TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill (cost $4,396,920)(l)	0.150%	12/16/10	4,400	4,395,789

			Shares
AFFILIATED MUTUAL FUNDS — 16.1%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $167,366,747) (Note 4)(m)			16,901,556	148,226,644
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $294,762,034; includes $113,138,534 of cash collateral received for securities on loan) (Note 4)(m)(n)			294,762,034	294,762,034

TOTAL AFFILIATED MUTUAL FUNDS (cost $462,128,781)				442,988,678

TOTAL SHORT-TERM INVESTMENTS (cost $466,525,701)				447,384,467

TOTAL INVESTMENTS(o) — 108.5% (cost $2,901,527,122)				2,986,660,869
LIABILITIES IN EXCESS OF OTHER ASSETS(p) — (8.5)%				(234,071,932)

NET ASSETS — 100.0%				$2,752,588,937

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FDIC	Federal Deposit Insurance Corp.
I/O	Interest Only

SEE NOTES TO FINANCIAL STATEMENTS.

A63

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

†	The rating reflected is as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $109,561,273; cash collateral of $113,138,534 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

(d)	Standard & Poor’s Rating.

(e)	Indicates a security that has been deemed illiquid.

(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(g)	Indicates a restricted security; the aggregate original cost of such securities is $5,773,675. The aggregate value of $6,338,107 is approximately 0.2% of net assets.

(h)	Security segregated as collateral for futures contracts.

(i)	Represents zero-coupon bond. Rate shown reflects the effective yield at June 30, 2010.

(j)	All or portion of security is segregated as collateral for swap contracts.

(k)	Rate shown reflects the effective yield at June 30, 2010.

(l)	Rate quoted represents yield-to-maturity as of purchase date.

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2010, 3 securities representing $2,640,695 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(p)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Long Positions:
255	U.S. Treasury 2 Yr. Notes	Sep. 2010	$55,687,805	$55,801,172	$113,367
1,537	U.S. Treasury 5 Yr. Notes	Sep. 2010	179,418,684	181,906,351	2,487,667
175	S&P 500 Index	Sep. 2010	46,076,550	44,913,750	(1,162,800)

					1,438,234

Short Positions:
641	U.S. Treasury 10 Yr. Notes	Sep. 2010	77,567,804	78,552,547	(984,743)
340	U.S. Long Bond	Sep. 2010	42,443,045	43,350,000	(906,955)

					(1,891,698)

					$(453,464)

Credit default swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Buy protection(1)
Barclays Bank PLC	9/20/2012	$2,900	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$6,582	$—	$6,582
Deutsche Bank AG	9/20/2011	1,000	1.000%	Dish DBS Corp., 6.625%, 10/01/14	8,489	8,413	76

SEE NOTES TO FINANCIAL STATEMENTS.

A64

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Buy protection(1) (continued)
Deutsche Bank AG	3/20/2012	$2,000	5.000%	Gannett Co., Inc., 6.375%, 4/01/12	$(99,634)	$(53,030)	$(46,604)
Deutsche Bank AG	12/20/2012	2,000	1.000%	Macy’s Retail Holdings, Inc., 8.000%, 7/15/12	17,706	59,135	(41,429)
Deutsche Bank AG	6/20/2013	2,000	1.000%	US Steel Corp., 6.650%, 6/01/37	145,399	94,199	51,200
Deutsche Bank AG	3/20/2014	1,645	7.050%	Starwood Hotels & Resorts Worldwide, 7.875%, 05/01/12	(315,381)	—	(315,381)
Deutsche Bank AG	6/20/2018	2,200	1.150%	Spectra Energy Capital LLC, 6.250%, 02/15/13	(6,903)	—	(6,903)
JPMorgan Chase Bank	6/20/2014	1,150	0.650%	Bunge Ltd. Finance Corp., 5.350%, 04/15/14	35,039	—	35,039
Merrill Lynch Capital Services, Inc.	9/20/2016	735	1.730%	Tyson Foods, Inc., 7.850%, 04/01/16	14,012	—	14,012
Merrill Lynch Capital Services, Inc.	6/20/2018	1,800	3.050%	SLM Corp., 5.125%. 08/27/12	307,917	—	307,917
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.130%	Spectra Energy Capital LLC, 6.250%, 02/15/13	(864)	—	(864)
Merrill Lynch Capital Services, Inc.	6/20/2018	2,800	1.450%	Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/18	132,594	—	132,594
Morgan Stanley Capital Services, Inc.	3/20/2012	500	5.000%	Gannett Co., Inc., 6.375%, 04/01/12	(24,909)	(13,676)	(11,233)
Morgan Stanley Capital Services, Inc.	3/20/2018	1,500	0.700%	Avon Products, Inc., 6.500%, 03/01/19	5,882	—	5,882
Morgan Stanley Capital Services, Inc.	6/20/2018	1,700	1.000%	Newell Rubbermaid, Inc., 0.000%, 07/15/28	55,071	—	55,071
Morgan Stanley Capital Services, Inc.	6/20/2018	2,800	0.970%	Simon Property Group L.P., 5.250%, 12/01/16	133,994	—	133,994

					$414,994	$95,041	$319,953

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

A65

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,605,679,848	$—	$—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	11,608,769	2,640,695
Residential Mortgage-Backed Securities	—	8,482,466	—
Bank Loans	—	9,927,717	—
Collateralized Mortgage Obligations	—	9,260,571	—
Commercial Mortgage-Backed Securities	—	106,756,612	—
Corporate Bonds	—	280,356,883	—
Mortgage-Backed Securities	—	316,242,563	—
Municipal Bonds	—	9,045,981	—
Non-Corporate Foreign Agencies	—	10,134,188	—
Non-Corporate Sovereign	—	786,250	—
U.S. Government Agency Obligations	—	28,581,808	—
U.S. Government Treasury Obligations	—	144,167,840	—
Affiliated Mutual Funds	442,988,678	—	—
Other Financial Instruments*
Futures	(453,464)	—	—
Credit Default Swaps	—	319,953	—

Total	$2,048,215,062	$935,671,601	$2,640,695

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Mutual Funds (including 4.1% of collateral received for securities on loan)	16.1%
Mortgage-Backed Securities	11.5
Oil, Gas & Consumable Fuels	5.7
U.S. Government Treasury Obligations	5.3
Commercial Mortgage-Backed Securities	3.9
Pharmaceuticals	3.2
Diversified Financial Services	3.0
Computers & Peripherals	2.7
Insurance	2.6
Software	2.5
Banking	2.2
Diversified Telecommunication Services	2.0
Food & Staples Retailing	1.9
Aerospace & Defense	1.8
Semiconductors & Semiconductor Equipment	1.8
Commercial Banks	1.7
Healthcare Providers & Services	1.6
IT Services	1.5
Media	1.5
Industrial Conglomerates	1.4
Machinery	1.4
Beverages	1.3
Capital Markets	1.3
Communications Equipment	1.3
Healthcare Equipment & Supplies	1.3
Household Products	1.3

Chemicals	1.2%
Food Products	1.2
Electric Utilities	1.0
U.S. Government Agency Obligations	1.0
Electric	0.9
Telecommunications	0.9
Internet Software & Services	0.8
Multiline Retail	0.8
Real Estate Investment Trusts	0.8
Tobacco	0.8
Metals & Mining	0.7
Specialty Retail	0.7
Textiles, Apparel & Luxury Goods	0.7
Biotechnology	0.6
Electrical Equipment	0.6
Energy Equipment & Services	0.6
Foods	0.6
Hotels, Restaurants & Leisure	0.6
Life Sciences Tools & Services	0.6
Auto Components	0.5
Cable	0.5
Consumer Finance	0.5
Electronic Equipment & Instruments	0.5
Healthcare & Pharmaceutical	0.5
Multi-Utilities	0.5
Non-Captive Finance	0.5
Non-Residential Mortgage-Backed Securities	0.5
Air Freight & Logistics	0.4
Automobiles	0.4
Household Durables	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A66

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Non-Corporate Foreign Agencies	0.4%
Road & Rail	0.4
Collateralized Mortgage Obligations	0.3
Consumer	0.3
Diversified Consumer Services	0.3
Media & Entertainment	0.3
Municipal Bonds	0.3
Pipelines & Other	0.3
Residential Mortgage-Backed Securities	0.3
Retailers	0.3
Technology	0.3
Trading Companies & Distributors	0.3
Airlines	0.2
Energy—Integrated	0.2
Energy—Other	0.2
Healthcare Insurance	0.2
Lodging	0.2

Metals	0.2%
Office Electronics	0.2
Building Materials & Construction	0.1
Capital Goods	0.1
Commercial Services & Supplies	0.1
Containers & Packaging	0.1
Distributors	0.1
Gas Utilities	0.1
Healthcare Technology	0.1
Independent Power Producers & Energy Traders	0.1
Paper	0.1
Paper & Forest Products	0.1
Railroads	0.1
Water Utilities	0.1

108.5
Liabilities in excess of other assets	(8.5)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$161,747		Premium received for swap agreements	$66,706
Credit contracts	Unrealized appreciation on swap agreements	742,367		Unrealized depreciation on swap agreements	422,414
Equity contracts	—	—		Due to broker-variation margin	1,162,800	*
Interest rate contracts	Due to broker-variation margin	2,601,034	*	Due to broker-variation margin	1,891,698	*

Total		$3,505,148			$3,543,618

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Purchased Options	Total
Credit contracts	$—	$47,115	$—	$47,115
Equity contracts	(1,335,888)	—	—	(1,335,888)
Interest rate contracts	(475,557)	(383,365)	(21,891)	(880,813)

Total	$(1,811,445)	$(336,250)	$(21,891)	$(2,169,586)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$135,740	$135,740
Equity contracts	(1,954,163)	—	(1,954,163)
Interest rate contracts	562,002	88,356	650,358

Total	$(1,392,161)	$224,096	$(1,168,065)

SEE NOTES TO FINANCIAL STATEMENTS.

A67

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options (Cost)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$30,336	$277,572,577	$79,540,213

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$18,240	$35,661

SEE NOTES TO FINANCIAL STATEMENTS.

A68

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2010

ASSETS
Investments, at value including securities on loan of $109,561,273:
Unaffiliated investments (cost $2,439,398,341)	$2,543,672,191
Affiliated investments (cost $462,128,781)	442,988,678
Cash	100,879
Receivable for investments sold	168,414,982
Dividends and interest receivable	8,928,476
Unrealized appreciation on swap agreements	742,367
Foreign tax reclaim receivable	448,677
Premium paid for swap agreements	161,747
Receivable for Series shares sold	860
Prepaid expenses	5,532

Total Assets	3,165,464,389

LIABILITIES
Payable for investments purchased	296,546,485
Collateral for securities on loan	113,138,534
Management fee payable	1,399,885
Due to broker-variation margin	635,445
Unrealized depreciation on swap agreements	422,414
Payable for Series shares repurchased	400,394
Accrued expenses and other liabilities	264,712
Premium received for swap agreements	66,706
Affiliated transfer agent fee payable	877

Total Liabilities	412,875,452

NET ASSETS	$2,752,588,937

Net assets were comprised of:
Paid-in capital	$3,119,865,627
Retained earnings	(367,276,690)

Net assets, June 30, 2010	$2,752,588,937

Net asset value and redemption price per share, $2,752,588,937 / 202,608,405 outstanding shares of beneficial interest	$13.59

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated Interest	$19,855,773
Unaffiliated dividend income (net of foreign withholding taxes)	18,398,084
Affiliated dividend income	1,194,286
Affiliated income from securities loaned, net	85,932

39,534,075

EXPENSES
Management fee	8,698,049
Custodian’s fees and expenses	172,000
Shareholders’ reports	140,000
Insurance expenses	31,000
Trustees’ fees	20,000
Audit fee	18,000
Legal fees and expenses	8,000
Commitment fee on syndicated credit agreement	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Miscellaneous	7,959

Total expenses	9,107,008

NET INVESTMENT INCOME	30,427,067

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	103,213,785
Futures transactions	(1,811,445)
Swap agreement transactions	(336,250)
Foreign currency transactions	(790)

101,065,300

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $3,549,326)	(202,715,720)
Futures	(1,392,161)
Swaps	224,096
Foreign currencies	(47,359)

(203,931,144)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(102,865,844)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(72,438,777)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$30,427,067	$65,778,671
Net realized gain (loss) on investment, swap agreement and foreign currency transactions	101,065,300	(207,054,132)
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(203,931,144)	629,301,176

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(72,438,777)	488,025,715

DISTRIBUTIONS	(65,760,147)	(91,535,531)

SERIES SHARE TRANSACTIONS:
Series shares sold [557,911 and 1,203,125 shares, respectively]	8,158,501	15,189,643
Series shares issued in reinvestment of distributions [4,680,437 and 7,405,787 shares, respectively]	65,760,147	91,535,531
Series shares repurchased [6,119,850 and 17,489,813 shares, respectively]	(89,123,565)	(218,829,963)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(15,204,917)	(112,104,789)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(153,403,841)	284,385,395
NET ASSETS:
Beginning of period	2,905,992,778	2,621,607,383

End of period	$2,752,588,937	$2,905,992,778

SEE NOTES TO FINANCIAL STATEMENTS.

A69

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS — 96.2%	Shares	Value (Note 2)

Australia — 2.5%
AWB Ltd.(a)	332,100	$253,742
Bendigo And Adelaide Bank Ltd.	59,300	404,181
BHP Billiton PLC, ADR	88,541	4,554,549
BlueScope Steel Ltd.	218,400	379,682
Challenger Financial Services Group, Ltd.	343,900	1,002,756
Downer EDI Ltd.	171,400	513,533
First Quantum Minerals Ltd.	7,654	385,019
Goodman Fielder Ltd.	443,900	500,435
Metcash Ltd.	272,900	959,169
National Australia Bank Ltd.	1,400	27,068
OneSteel Ltd.	281,100	695,487
Pacific Brands Ltd.(a)	460,600	338,468
TABCORP Holdings Ltd.	119,400	632,793
Telstra Corp. Ltd.	748,000	2,038,862
Wesfarmers Ltd.	38,988	931,869

		13,617,613

Austria
Voestalpine AG	9,500	258,731

Belgium — 0.5%
AGFA-Gevaert NV(a)	62,200	355,911
Colruyt SA	4,059	954,843
Delhaize Group SA	18,600	1,349,722

		2,660,476

Brazil — 1.0%
Itau Unibanco Holding SA, ADR(b)	119,800	2,157,598
Petroleo Brasileiro SA	88,536	1,322,399
Petroleo Brasileiro SA, ADR(a)(b)	13,973	479,553
Weg SA	139,900	1,296,691

		5,256,241

Canada — 1.1%
Brookfield Asset Management, Inc. (Class A Stock)	88,251	1,996,238
Potash Corp. of Saskatchewan, Inc.	18,240	1,573,018
Royal Bank of Canada	27,056	1,288,562
Tim Hortons, Inc.	29,054	930,121

		5,787,939

Chile — 0.2%
Lan Airlines SA	57,315	1,070,622

China — 2.7%
Baidu, Inc., ADR(a)	70,668	4,811,078
China Dongxiang Group Co.	1,197,000	797,838
CNOOC Ltd.	1,615,000	2,744,980
Dongfeng Motor Group Co. Ltd. (Class H Stock)	2,640,000	3,062,241
Industrial & Commercial Bank of China (Class H Stock)	2,378,000	1,728,461
Li Ning Co. Ltd.	368,500	1,207,469

		14,352,067

Colombia — 0.3%
Pacific Rubiales Energy Corp.(a)	81,325	1,822,756

Denmark — 1.0%
Coloplast A/S (Class B Stock)	9,608	953,683

COMMON STOCKS (continued)	Shares	Value (Note 2)

Denmark (continued)
H Lundbeck A/S	49,400	$673,840
Novo Nordisk A/S (Class B Stock)	30,466	2,461,432
Novozymes A/S (Class B Stock)	12,680	1,353,020

		5,441,975

Finland — 0.6%
Kone Oyj (Class B Stock)	43,326	1,725,042
Nokia Oyj	83,800	683,039
Tieto Oyj	56,200	926,458

		3,334,539

France — 4.2%
AXA SA	47,100	719,553
BNP Paribas	19,800	1,065,258
Casino Guichard Perrachon SA	16,100	1,221,749
Cie Generale d’Optique Essilor International SA	22,819	1,356,019
Cie Generale des Etablissements Michelin (Class B Stock)	30,063	2,094,561
Credit Agricole SA	29,400	305,030
France Telecom SA	42,900	744,099
Lagardere SCA	14,000	436,651
L’Oreal SA	13,489	1,320,712
Rallye SA	13,400	406,039
Safran SA	50,800	1,417,083
Sanofi-Aventis SA	43,600	2,625,916
Schneider Electric SA	18,145	1,832,648
SCOR SE	28,000	534,783
Thales SA	14,000	451,978
Total SA	27,900	1,245,426
Total SA, ADR(b)	69,300	3,093,552
Vivendi SA	86,100	1,749,736

		22,620,793

Germany — 3.6%
Allianz SE	18,700	1,845,605
Aurubis AG	6,200	271,809
BASF SE	63,873	3,497,014
Daimler AG(a)	39,231	1,985,234
Deutsche Bank AG	26,100	1,463,194
E.ON AG	61,700	1,663,494
Hannover Rueckversicherung AG	11,800	505,695
MAN SE	14,516	1,195,674
MTU Aero Engines Holding AG	20,900	1,163,947
Muenchener Rueckversicherungs AG	12,000	1,506,029
Rheinmetall AG	8,800	503,379
RWE AG	13,700	897,975
SAP AG	54,579	2,424,997
ThyssenKrupp AG	18,900	467,473
Vossloh AG	4,300	346,341

		19,737,860

Greece
Alpha Bank AE(a)	15,700	76,733

Hong Kong — 0.9%
Chaoda Modern Agriculture Holdings Ltd.	966,070	942,133
Jardine Cycle & Carriage Ltd.	48,000	1,021,465

SEE NOTES TO FINANCIAL STATEMENTS.

A70

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Hong Kong (continued)
Kingboard Chemical Holdings Ltd.	180,000	$772,816
Li & Fung Ltd.	390,000	1,744,851
Noble Group Ltd.	363,181	438,972

		4,920,237

India — 1.0%
HDFC Bank Ltd., ADR	7,346	1,050,258
Infosys Technologies Ltd., ADR	31,838	1,907,414
Tata Motors Ltd., ADR(b)	55,611	955,953
Vedanta Resources PLC	43,928	1,380,189

		5,293,814

Indonesia — 0.3%
Bank Rakyat Indonesia	1,654,500	1,679,745

Ireland
Allied Irish Banks PLC(a)	42,100	44,422
Bank of Ireland (Governor & Co.)(a)	83,300	67,114
Irish Life & Permanent Group Holdings PLC(a)	51,300	93,827

		205,363

Israel — 0.4%
Teva Pharmaceutical Industries Ltd., ADR	39,681	2,063,015

Italy — 1.3%
Banco Popolare SC	38,200	209,431
Ciments Francais SA	5,200	387,366
Enel SpA	407,300	1,724,579
ENI SpA	80,200	1,472,160
Finmeccanica SpA	20,900	216,659
Fondiaria-Sai SpA	19,900	186,266
Saipem SpA	72,425	2,205,942
Telecom Italia SpA	796,300	879,397

		7,281,800

Japan — 8.2%
Aeon Credit Service Co. Ltd.	16,100	143,389
Alpine Electronics, Inc.	22,700	276,922
Aoyama Trading Co. Ltd.	52,100	930,993
Astellas Pharma, Inc.	41,200	1,380,435
Canon, Inc.	67,900	2,530,596
Circle K Sunkus Co. Ltd.	46,900	601,366
COMSYS Holdings Corp.	72,800	651,570
Fanuc Ltd.	22,500	2,540,758
Fukuoka Financial Group, Inc.	158,000	657,696
Hitachi Capital Corp.	49,400	656,931
ITOCHU Corp.	87,400	683,246
Itochu Techno-Solutions Corp.	26,200	957,431
JX Holdings, Inc.(a)	206,082	1,018,581
KDDI Corp.	200	953,337
Keihin Corp.	60,800	1,049,906
Keyence Corp.	7,400	1,711,194
Konami Corp.	10,300	158,854
Kurabo Industries Ltd.	173,100	265,596
Kyoei Steel Ltd.	42,800	697,219
Kyowa Exeo Corp.	56,000	493,717
Makita Corp.	33,000	883,080
Marubeni Corp.	271,000	1,389,255

COMMON STOCKS (continued)	Shares	Value (Note 2)

Japan (continued)
Mitsubishi Corp.	18,000	$372,392
Mitsui & Co. Ltd.	27,500	320,809
Mizuho Financial Group, Inc.	801,800	1,315,602
Nippon Electric Glass Co., Ltd.	165,000	1,889,999
Nippon Express Co. Ltd.	160,000	720,972
Nippon Shokubai Co. Ltd.	68,000	645,029
Nippon Telegraph & Telephone Corp.	37,000	1,507,228
Nissan Shatai Co. Ltd.	95,000	622,406
Nitori Co. Ltd.	11,250	969,739
NTT DoCoMo, Inc.	1,100	1,665,719
Sankyu, Inc.	210,000	838,076
Sanwa Holdings Corp.	192,000	578,933
Seiko Epson Corp.	17,100	221,004
Seino Holdings Corp.	65,000	447,304
Shimachu Co. Ltd.	30,700	558,749
Softbank Corp.	69,600	1,846,019
Sumitomo Corp.	174,300	1,740,735
Sumitomo Mitsui Financial Group, Inc.	59,300	1,678,330
Sumitomo Trust & Banking Co. Ltd. (The)	67,000	341,108
Takeda Pharmaceutical Co. Ltd.	39,900	1,713,811
Terumo Corp.	20,700	991,315
Yahoo! Japan Corp.	5,971	2,379,891
Yokohama Rubber Co. Ltd. (The)	59,600	268,587

		44,265,829

Liechtenstein — 0.1%
Verwaltungs- und Privat-Bank AG	2,578	303,731

Malaysia — 0.2%
CIMB Group Holdings Bhd	556,400	1,197,970

Mexico — 0.4%
America Movil SAB de CV, Ser. L, ADR	40,856	1,940,660

Netherlands — 2.1%
Aegon NV(a)	56,800	301,713
ASM Pacific Technology Ltd.	59,500	462,239
Brit Insurance Holdings NV(a)	56,800	765,155
CSM	32,790	973,815
ING Groep NV(a)	62,700	464,013
Koninklijke Ahold NV	60,500	748,380
Koninklijke DSM NV	31,100	1,236,289
Nutreco NV	11,600	622,894
Royal Dutch Shell PLC, ADR(b)	39,250	1,971,135
Royal Dutch Shell PLC (Class B Stock)	162,200	3,920,484

		11,466,117

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	539,584

Norway — 0.7%
DnB NOR ASA	67,200	646,343
Statoil ASA	158,300	3,049,622

		3,695,965

Peru — 0.2%
Credicorp Ltd.	9,243	840,096

Portugal
Banco Espirito Santo SA	43,600	172,037

SEE NOTES TO FINANCIAL STATEMENTS.

A71

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Singapore — 0.4%
CapitaMalls Asia Ltd.	529,000	$790,924
M1 Ltd.	390,330	594,083
Wilmar International Ltd.	230,000	941,057

		2,326,064

South Africa — 0.6%
Aspen Pharmacare Holdings Ltd.(a)	71,283	703,911
Shoprite Holdings Ltd.	72,631	780,851
Standard Bank Group Ltd.	125,695	1,666,852

		3,151,614

Spain — 2.3%
Banco Bilbao Vizcaya Argentaria SA	114,000	1,174,537
Banco Espanol de Credito SA	79,800	633,148
Banco Santander SA	448,473	4,702,783
Banco Santander Chile, ADR(b)	16,598	1,113,560
Inditex SA	36,873	2,102,554
Repsol YPF SA	66,100	1,333,906
Tecnicas Reunidas SA	13,052	593,573
Telefonica SA	34,700	642,808

		12,296,869

Sweden — 0.4%
Atlas Copco AB (Class A Stock)	93,526	1,367,413
Boliden AB	73,000	806,843

		2,174,256

Switzerland — 3.8%
ABB Ltd.(a)	92,887	1,617,219
Baloise Holding AG	14,600	1,016,248
CIE Financiere Richemont SA	49,828	1,739,609
Clariant AG(a)	42,200	534,354
Credit Suisse Group AG	66,867	2,514,015
Georg Fischer AG(a)	1,500	488,731
Novartis AG	36,200	1,754,365
Rieter Holding AG(a)	262	66,547
Roche Holding AG	13,070	1,798,977
Sika AG	347	615,110
Sonova Holding AG	12,480	1,531,516
Swiss Reinsurance Co. Ltd.	23,400	961,465
Swisscom AG	4,800	1,627,294
Zurich Financial Services AG	18,181	4,007,340

		20,272,790

Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	776,000	1,450,378

Turkey — 0.2%
Turkiye Garanti Bankasi AS	308,060	1,282,033

United Kingdom — 8.2%
Admiral Group PLC	41,280	864,498
Aggreko PLC	43,912	921,835
AMEC PLC	85,073	1,042,258
Amlin PLC	129,348	744,456
AstraZeneca PLC	71,500	3,370,924
Aviva PLC	118,200	549,297
Barclays PLC	658,159	2,627,042
Beazley PLC	360,794	607,162
BP PLC(a)	472,900	2,263,849

COMMON STOCKS (continued)	Shares	Value (Note 2)

United Kingdom (continued)
BT Group PLC	602,100	$1,162,230
Cairn Energy PLC(a)	216,642	1,330,920
Centrica PLC	88,100	388,787
Compass Group PLC	122,701	933,445
Davis Service Group PLC	24,300	132,402
Drax Group PLC	116,100	649,697
DS Smith PLC	230,900	415,394
Experian PLC	122,295	1,063,514
GlaxoSmithKline PLC	118,600	2,013,929
Home Retail Group PLC	199,900	634,782
HSBC Holdings PLC	18,800	172,365
IMI PLC	59,800	609,288
International Power PLC	165,600	739,731
Johnson Matthey PLC	42,925	953,663
Kingfisher PLC	320,263	1,003,243
Legal & General Group PLC	624,000	727,297
Logica PLC	403,000	653,643
Marston’s PLC	339,130	467,847
Meggitt PLC	216,200	1,007,479
Next PLC	51,066	1,522,506
Northern Foods PLC	211,500	137,012
Old Mutual PLC	527,200	807,168
Petrofac Ltd.	76,142	1,339,562
Reckitt Benckiser Group PLC	41,504	1,930,529
Rolls-Royce Group PLC (Class C Stock)(a)	27,843,660	41,601
Rolls-Royce Group PLC(a)	300,946	2,511,930
Rotork PLC	23,843	455,613
Royal Bank of Scotland Group PLC(a)	263,527	160,493
RSA Insurance Group PLC	300,200	532,555
Smith & Nephew PLC	139,344	1,316,458
Spectris PLC	74,400	856,748
Standard Chartered PLC	88,004	2,142,932
Tate & Lyle PLC	127,900	854,557
Thomas Cook Group PLC	164,000	434,087
Tomkins PLC	304	1,021
Vodafone Group PLC	679,400	1,399,897

		44,495,646

United States — 46.4%
3M Co.	30,300	2,393,397
Alcoa, Inc.	43,300	435,598
Altria Group, Inc.	48,400	969,936
Amazon.com, Inc.(a)	35,877	3,919,921
American Express Co.	84,056	3,337,023
American Tower Corp. (Class A Stock)(a)	57,061	2,539,214
Ameriprise Financial, Inc.	53,200	1,922,116
Amgen, Inc.(a)	26,900	1,414,940
Analog Devices, Inc.	41,800	1,164,548
Apple, Inc.(a)	43,599	10,966,457
AT&T, Inc.	152,600	3,691,394
Avon Products, Inc.	31,600	837,400
Baker Hughes, Inc.(b)	55,900	2,323,763
Bank of America Corp.	316,100	4,542,357
Bank of New York Mellon Corp. (The)	29,900	738,231

SEE NOTES TO FINANCIAL STATEMENTS.

A72

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Cablevision Systems Corp. (Class A Stock)	101,700	$2,441,817
CenterPoint Energy, Inc.	44,700	588,252
Chevron Corp.	58,650	3,979,989
Cisco Systems, Inc.(a)	208,237	4,437,531
Citigroup, Inc.(a)	172,200	647,472
Covidien PLC	45,600	1,832,208
Crown Castle International Corp.(a)	38,472	1,433,467
Danaher Corp.	75,080	2,786,970
Dell, Inc.(a)	126,600	1,526,796
DIRECTV (Class A Stock)(a)	80,556	2,732,459
Dow Chemical Co. (The)	208,195	4,938,385
E.I. du Pont de Nemours & Co.	19,300	667,587
Eli Lilly & Co.	10,200	341,700
EMC Corp.(a)	167,276	3,061,151
Entergy Corp.	29,150	2,087,723
EOG Resources, Inc.	45,392	4,465,211
Exelon Corp.	32,550	1,235,924
Exxon Mobil Corp.	62,300	3,555,461
FedEx Corp.	38,656	2,710,172
Fifth Third Bancorp	94,300	1,158,947
Fortune Brands, Inc.	43,800	1,716,084
General Dynamics Corp.	63,293	3,706,438
General Electric Co.	193,700	2,793,154
Goldman Sachs Group, Inc. (The)	19,034	2,498,593
Google, Inc. (Class A Stock)(a)	10,036	4,465,518
H&R Block, Inc.	90,400	1,418,376
Home Depot, Inc.	227,612	6,389,069
Honeywell International, Inc.	37,200	1,451,916
Illinois Tool Works, Inc.	52,850	2,181,648
International Business Machines Corp.	21,800	2,691,864
International Paper Co.	82,600	1,869,238
Johnson & Johnson	61,295	3,620,083
JPMorgan Chase & Co.	206,482	7,559,306
KeyCorp	188,800	1,451,872
Kimberly-Clark Corp.	22,100	1,339,923
Liberty Media Corp.—Starz., Ser. A(a)	15,750	816,480
Lockheed Martin Corp.	11,150	830,675
Madison Square Garden, Inc. (Class A Stock)(a)	23,600	464,212
Marsh & McLennan Cos., Inc.	100,200	2,259,510
McDonald’s Corp.	89,235	5,877,909
Merck & Co., Inc.	171,830	6,008,895
Microsoft Corp.	139,300	3,205,293
Monsanto Co.	59,237	2,737,934
Morgan Stanley	57,700	1,339,217
Murphy Oil Corp.	46,850	2,321,418
National Oilwell Varco, Inc.	46,473	1,536,862
Newell Rubbermaid, Inc.	75,700	1,108,248
NIKE, Inc. (Class B Stock)(b)	65,168	4,402,099
NiSource, Inc.	64,600	936,700
Nordstrom, Inc.	51,039	1,642,945
Norfolk Southern Corp.	28,580	1,516,169
NRG Energy, Inc.(a)(b)	54,900	1,164,429
Pfizer, Inc.	197,700	2,819,202
Philip Morris International, Inc.	25,800	1,182,672
PNC Financial Services Group, Inc.(b)	66,567	3,761,035

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
PPG Industries, Inc.	45,775	$2,765,268
Praxair, Inc.(b)	56,606	4,301,490
priceline.com, Inc.(a)	13,321	2,351,689
Procter & Gamble Co. (The)	29,600	1,775,408
Qwest Communications International, Inc.(b)	134,700	707,175
Raytheon Co.	31,950	1,546,061
Schlumberger Ltd.	13,600	752,624
SLM Corp.(a)	79,100	821,849
Southwest Airlines Co.	215,400	2,393,094
Spectra Energy Corp.(b)	102,800	2,063,196
Sprint Nextel Corp.(a)	343,700	1,457,288
St Joe Co. (The)(a)	50,500	1,169,580
State Street Corp.	51,700	1,748,494
Sunoco, Inc.	26,800	931,836
Tiffany & Co.	29,877	1,132,637
Time Warner, Inc.	91,900	2,656,829
Time Warner Cable, Inc.	35,000	1,822,800
TJX Cos., Inc.	66,553	2,791,898
Tyco Electronics Ltd.	56,000	1,421,280
Tyco International Ltd.	48,600	1,712,178
U.S. Bancorp	280,343	6,265,666
Union Pacific Corp.	114,653	7,969,530
Verizon Communications, Inc.	27,100	759,342
Vulcan Materials Co.(b)	11,850	519,386
Wal-Mart de Mexico SAB de CV, Ser. V	523,800	1,160,350
Wal-Mart Stores, Inc.	39,550	1,901,169
Walt Disney Co. (The)	121,798	3,836,637
Waste Management, Inc.(b)	37,300	1,167,117
Wells Fargo & Co.	245,353	6,281,037
Western Union Co. (The)	116,700	1,739,997
Weyerhaeuser Co.	55,600	1,957,120
Wynn Resorts Ltd.(b)	24,406	1,861,446

		250,651,974

TOTAL COMMON STOCKS (cost $543,124,918)		520,005,932

PREFERRED STOCK — 0.1%
United States
Wells Fargo & Co. (cost $445,301)	23,175	600,001

	Units
WARRANT(a)
Hong Kong
Kingboard Chemical Holdings Ltd., expiring 10/31/12 (cost $0)	15,000	5,914

TOTAL LONG-TERM INVESTMENTS (cost $543,570,219)		520,611,847

SEE NOTES TO FINANCIAL STATEMENTS.

A73

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

SHORT-TERM INVESTMENTS — 7.8%
	Shares	Value (Note 2)
Affiliated Money Market Mutual Fund — 7.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $42,260,503; includes $ 25,421,596 received for securities on loan)(Note 4)(c)(d)	42,260,503	$42,260,503

	Principal Amount (000)
U.S Government Obligation
U.S. Treasury Bill, 0.190%, 12/02/2010 (cost $149,878)(e)(f)	$150	149,883

TOTAL SHORT-TERM INVESTMENTS (cost $42,410,381)		42,410,386

TOTAL INVESTMENTS(g) — 104.1% (cost $585,980,600)		563,022,233
LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (4.1)%		(22,215,393)

NET ASSETS — 100.0%		$540,806,840

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $24,548,315; cash collateral of $25,421,596 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(e)	Security segregated as collateral for futures contracts.

(f)	Rate quoted represents yield-to-maturity as of purchase date.

(g)	As of June 30, 2010, 215 securities representing $229,711,531 and 42.5% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(h)	Liabilities in excess of other assets include net unrealized depreciation on futures contracts and forward currency contracts as follows:

Open futures contracts outstanding at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Depreciation
Long Position:
19	S&P 500 E-Mini	Sept. 2010	$1,031,843	$975,270	$(56,573)

Forward currency contracts outstanding at June 30, 2010:

Foreign Currency Contract	Counterparty	Notional Amount (000)	Receivable at Settlement Date	Value at June 30, 2010	Unrealized Depreciation
Sold: Japanese Yen Expiring 9/15/10	Morgan Stanley	JPY 413,612	$4,675,102	$4,684,293	$(9,191)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in securities
Common stocks
Australia	$4,939,568	$8,678,045	$—
Austria	—	258,731	—
Belgium	—	2,660,476	—
Brazil	5,256,241	—	—
Canada	5,787,939	—	—
Chile	1,070,622	—	—
China	4,811,078	9,540,989	—
Colombia	—	1,822,756	—
Denmark	—	5,441,975	—
Finland	—	3,334,539	—
France	3,093,552	19,527,241	—
Germany	—	19,737,860	—

SEE NOTES TO FINANCIAL STATEMENTS.

A74

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Level 1	Level 2	Level 3
Greece	$—	$76,733	$—
Hong Kong	—	4,920,237	—
India	3,913,625	1,380,189	—
Indonesia	—	1,679,745	—
Ireland	—	205,363	—
Israel	2,063,015	—	—
Italy	—	7,281,800	—
Japan	1,018,581	43,247,248	—
Liechtenstein	—	303,731	—
Malaysia	—	1,197,970	—
Mexico	1,940,660	—	—
Netherlands	1,971,135	9,494,982	—
New Zealand	—	539,584	—
Norway	—	3,695,965	—
Peru	840,096	—	—
Portugal	—	172,037	—
Singapore	—	2,326,064	—
South Africa	—	3,151,614	—
Spain	1,113,560	11,183,309	—
Sweden	—	2,174,256	—
Switzerland	—	20,272,790	—
Taiwan	—	1,450,378	—
Turkey	—	1,282,033	—
United Kingdom	—	44,495,646	—
United States	250,651,974	—	—
Preferred stock
United States	600,001	—	—
Warrant
Hong Kong	5,914	—	—
U.S. Government Obligation	—	149,883	—
Affiliated Money Market Mutual Fund	42,260,503	—	—

	331,338,064	231,684,169	—
Other Financial Instruments*
Forward Foreign currency Exchange contracts	—	(9,191)	—
Futures contracts	(56,573)	—	—

Total	$331,281,491	$231,674,978	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A75

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Commercial Banks	9.6%
Oil, Gas & Consumable Fuels	8.2
Affiliated Money Market Mutual Fund (including 4.7% of collateral received for securities on loan)	7.8
Pharmaceuticals	6.2
Chemicals	4.8
Insurance	3.6
Machinery	3.1
Media	3.1
Computers & Peripherals	2.9
Specialty Retail	2.9
Aerospace & Defense	2.7
Diversified Financial Services	2.6
Wireless Telecommunication Services	2.6
Diversified Telecommunication Services	2.5
Capital Markets	2.3
Internet Software & Services	2.2
Food & Staples Retailing	2.1
Hotels, Restaurants & Leisure	2.1
Road & Rail	2.1
Energy Equipment & Services	1.8
Metals & Mining	1.8
IT Services	1.6
Textiles, Apparel & Luxury Goods	1.6
Healthcare Equipment & Supplies	1.5
Industrial Conglomerates	1.4
Internet & Catalog Retail	1.3
Electric Utilities	1.2
Electronic Equipment & Instruments	1.2
Software	1.1
Automobiles	0.9

Communications Equipment	0.9%
Consumer Finance	0.9
Food Products	0.9
Household Products	0.9
Trading Companies & Distributors	0.9
Auto Components	0.8
Airlines	0.7
Paper & Forest Products	0.7
Real Estate Management & Development	0.7
Distributors	0.6
Electrical Equipment	0.6
Household Durables	0.6
Multiline Retail	0.6
Semiconductors & Semiconductor Equipment	0.6
Air Freight & Logistics	0.5
Commercial Services & Supplies	0.5
Independent Power Producers & Energy Traders	0.5
Multi-Utilities	0.5
Office Electronics	0.5
Personal Products	0.4
Tobacco	0.4
Biotechnology	0.3
Diversified Consumer Services	0.3
Construction & Engineering	0.2
Construction Materials	0.2
Professional Services	0.2
Building Products	0.1
Containers & Packaging	0.1
Healthcare Technology	0.1
Mining & Metals	0.1

104.1
Liabilities in excess of other assets	(4.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as Hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$5,914	Due to broker - variation margin	$56,573	*
Foreign exchange contracts	—	—	Unrealized depreciation on forward currency contracts	9,191

Total		$5,914		$65,764

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A76

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six month ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrant	Rights	Forward Currency Contracts	Futures	Total
Foreign exchange contracts	$—	$—	$(229,107)	$—	$(229,107)
Equity contracts	1,398	(297,953)	—	22,876	(273,679)

Total	$1,398	$(297,953)	$(229,107)	$22,876	$(502,786)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrant	Forward Currency Contracts	Futures	Total
Foreign exchange contracts	$—	$(9,191)	$—	$(9,191)
Equity contracts	5,914	—	(56,573)	(50,659)

Total	$5,914	$(9,191)	$(56,573)	$(59,850)

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities are as follows:

Forward Currency Contracts—Sold (Value at Settlement Date Receivable)	Futures Long Position (Value at Trade Date)
$5,463,721	$343,948

SEE NOTES TO FINANCIAL STATEMENTS.

A77

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS
Investments, at value including securities on loan of $24,548,315:
Unaffiliated investments (cost $543,720,097)	$520,761,730
Affiliated investments (cost $42,260,503)	42,260,503
Foreign currency, at value (cost $4,997,875)	5,022,327
Cash	64,646
Receivable for investments sold	3,424,871
Foreign tax reclaim receivable	1,290,551
Dividends and interest receivable	782,557
Receivable for Series shares sold	36,390
Prepaid expenses	888

Total Assets	573,644,463

LIABILITIES
Collateral for securities on loan	25,421,596
Payable for investments purchased	6,522,652
Payable for Series shares repurchased	359,747
Management fee payable	347,742
Accrued expenses and other liabilities	167,553
Unrealized depreciation on forward currency contracts	9,191
Due to broker-variation margin	8,265
Affiliated transfer agent fee payable	877

Total Liabilities	32,837,623

NET ASSETS	$540,806,840

Net assets were comprised of:
Paid-in capital	$711,089,530
Retained earnings	(170,282,690)

Net assets, June 30, 2010	$540,806,840

Net asset value and redemption price per share, $540,806,840 / 36,436,109 outstanding shares of beneficial interest	$14.84

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $616,994)	$7,979,386
Affiliated income from securities loaned, net	26,778
Affiliated dividend income	23,051
Interest	104

8,029,319

EXPENSES
Management fee	2,246,765
Custodian’s fees and expenses	133,000
Shareholders’ reports	65,000
Audit fee	12,000
Trustees’ fees	7,000
Insurance expenses	5,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 8)	5
Miscellaneous	22,294

Total expenses	2,502,064

NET INVESTMENT INCOME	5,527,255

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	16,699,006
Futures transactions	22,876
Foreign currency transactions	(451,674)

16,270,208

Net change in unrealized appreciation (depreciation) on:
Investments	(78,763,148)
Futures	(56,573)
Foreign currencies	9,706

(78,810,015)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(62,539,807)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(57,012,552)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,527,255	$9,480,989
Net realized gain (loss) on investments and foreign currencies	16,270,208	(64,413,262)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(78,810,015)	204,128,534

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(57,012,552)	149,196,261

DISTRIBUTIONS	(9,476,827)	(15,473,292)

SERIES SHARE TRANSACTIONS:
Series shares sold [348,083 and 944,130 shares, respectively]	5,804,257	13,276,492
Series shares issued in reinvestment of distributions [613,784 and 1,100,519 shares, respectively]	9,476,827	15,473,292
Series shares repurchased [1,675,210 and 4,117,959 shares, respectively]	(27,516,335)	(55,673,306)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(12,235,251)	(26,923,522)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(78,724,630)	106,799,447
NET ASSETS:
Beginning of period	619,531,470	512,732,023

End of period	$540,806,840	$619,531,470

SEE NOTES TO FINANCIAL STATEMENTS.

A78

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 98.5%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Asset-Backed Securities — 1.7%
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	5.650%	09/20/19	$1,500	$1,732,058
Small Business Administration Participation Certificates, Ser. 1996-20J, Class 1	7.200%	10/01/16	1,646	1,775,051
Ser. 1997-20A, Class 1	7.150%	01/01/17	1,239	1,344,953
Ser. 1997-20G, Class 1	6.850%	07/01/17	617	658,378
Ser. 1998-20I, Class 1	6.000%	09/01/18	1,387	1,501,316

				7,011,756

Collateralized Mortgage Obligations — 3.1%
Federal Home Loan Mortgage Corp., Ser. 2002-2496, Class PM	5.500%	09/15/17	2,406	2,621,476
Ser. 2002-2501, Class MC	5.500%	09/15/17	891	964,115
Ser. 2002-2513, Class HC	5.000%	10/15/17	2,339	2,556,610
Ser. 2002-2518, Class PV	5.500%	06/15/19	1,920	2,031,053
Federal National Mortgage Association, Ser. 2002-18, Class PC	5.500%	04/25/17	2,736	2,889,148
Ser. 2002-57, Class ND	5.500%	09/25/17	992	1,071,797
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1(a)	0.657%	10/25/28	105	95,631
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	2.744%	02/25/34	359	336,326

				12,566,156

Commercial Mortgage-Backed Securities — 9.6%
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A2	5.381%	01/15/49	2,510	2,578,783
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2004-T16, Class A5	4.600%	02/13/46	4,200	4,383,910
Ser. 2006-PW11, Class A4(a)	5.624%	03/11/39	860	913,744
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	5.961%	06/10/46	3,000	3,189,710
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	4.832%	04/15/37	2,700	2,741,847
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(a)	6.015%	05/15/46	1,300	1,367,036
Federal Home Loan Mortgage Corp., Ser. 2010-K005, Class A2	4.317%	11/25/19	2,600	2,718,022
Ser. 2010-K007, Class A2	4.224%	03/25/20	3,600	3,729,979
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	5.381%	03/10/39	2,415	2,503,401
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	5.778%	08/10/45	2,000	2,070,424
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class ASB(a)	5.838%	05/12/39	1,570	1,683,447
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2	5.590%	09/12/49	3,000	3,142,335
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(a)	5.940%	10/15/42	2,800	2,998,590
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(a)	5.925%	05/15/43	2,000	2,157,445
Ser. 2006-C27, Class A2	5.624%	07/15/45	3,000	3,063,105

				39,241,778

Corporate Bonds — 1.1%
Bank of Montreal (Canada), Covered Notes, 144A	2.850%	06/09/15	1,215	1,234,859
Canadian Imperial Bank of Commerce (Canada), Covered Notes, 144A	2.000%	02/04/13	2,200	2,224,466
DEPFA ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,520	1,110,857

				4,570,182

SEE NOTES TO FINANCIAL STATEMENTS.

A79

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Mortgage-Backed Securities — 41.0%
Federal Home Loan Mortgage Corp.(a)	2.604%	05/01/34	$997	$1,035,203
Federal Home Loan Mortgage Corp.	4.000%	TBA 30 Year	2,000	2,024,062
Federal Home Loan Mortgage Corp.	4.500%	TBA 15 Year	3,500	3,689,217
Federal Home Loan Mortgage Corp.	4.500%	TBA 30 Year	3,000	3,096,564
Federal Home Loan Mortgage Corp.	5.000%	06/01/33 -05/01/34	7,164	7,608,732
Federal Home Loan Mortgage Corp.	5.000%	TBA 30 Year	8,500	8,955,549
Federal Home Loan Mortgage Corp.	5.500%	05/01/37 - 05/01/38	3,173	3,409,833
Federal Home Loan Mortgage Corp.	6.000%	09/01/34	410	449,917
Federal Home Loan Mortgage Corp.	6.500%	01/01/11 - 09/01/32	280	306,518
Federal Home Loan Mortgage Corp.	7.000%	08/01/11 - 10/01/32	106	117,120
Federal Home Loan Mortgage Corp.	5.500%	TBA 30 Year	3,000	3,209,532
Federal National Mortgage Association(a)	2.406%	04/01/34	329	343,521
Federal National Mortgage Association(a)	2.492%	07/01/33	2,671	2,794,992
Federal National Mortgage Association(a)	2.549%	06/01/34	739	762,011
Federal National Mortgage Association(a)	3.006%	04/01/34	729	759,883
Federal National Mortgage Association	4.000%	TBA 15 Year	500	519,375
Federal National Mortgage Association	4.000%	TBA 30 Year	5,500	5,569,608
Federal National Mortgage Association(a)	4.028%	08/01/33	1,837	1,895,750
Federal National Mortgage Association	4.500%	05/01/40	9,624	9,991,068
Federal National Mortgage Association	4.500%	TBA 15 Year	500	527,422
Federal National Mortgage Association	4.500%	TBA 30 Year	13,500	13,991,481
Federal National Mortgage Association	5.000%	07/01/18 - 05/01/36	11,093	11,850,273
Federal National Mortgage Association	5.500%	01/01/17 - 11/01/36	25,585	27,542,928
Federal National Mortgage Association	5.500%	TBA 15 Year	4,500	4,848,048
Federal National Mortgage Association	5.500%	TBA 30 Year	1,000	1,070,000
Federal National Mortgage Association	6.000%	11/01/14 - 05/01/38	9,702	10,583,075
Federal National Mortgage Association	6.000%	TBA 30 Year	11,500	12,439,769
Federal National Mortgage Association	6.260%	03/01/11	1,098	1,111,325
Federal National Mortgage Association	6.500%	01/01/15 - 10/01/37	4,366	4,836,530
Federal National Mortgage Association	7.000%	02/01/12 - 01/01/36	803	897,101
Federal National Mortgage Association	7.500%	05/01/11 - 07/01/12	29	30,933
Federal National Mortgage Association	8.000%	03/01/22 - 02/01/26	27	31,676
Federal National Mortgage Association	9.000%	02/01/25 - 04/01/25	116	135,060
Federal National Mortgage Association	5.000%	TBA 15 Year	500	533,438
Federal National Mortgage Association	5.000%	TBA 30 Year	5,000	5,271,095
Government National Mortgage Association	4.500%	TBA 30 Year	3,500	3,637,277
Government National Mortgage Association	5.000%	07/15/33 - 04/15/34	2,882	3,097,322
Government National Mortgage Association	5.500%	03/15/34 - 03/15/36	2,384	2,589,103
Government National Mortgage Association	6.000%	TBA 30 Year	3,000	3,269,064
Government National Mortgage Association	6.500%	07/15/32 - 08/15/32	538	599,898
Government National Mortgage Association	7.000%	03/15/23 - 08/15/28	1,260	1,423,978
Government National Mortgage Association	7.500%	12/15/25 - 02/15/26	239	271,401
Government National Mortgage Association	8.500%	09/15/24 - 04/15/25	277	321,550

				167,448,202

Municipal Bond — 0.2%
State of Utah, BABs, Ser. D	4.554%	07/01/24	630	681,925

U.S. Government Agency Obligations — 8.1%
Federal Home Loan Banks	0.875%	08/22/12	1,565	1,566,541
Federal Home Loan Banks	5.625%	06/11/21	2,015	2,372,300
Federal Home Loan Mortgage Corp.(b)	3.750%	03/27/19	1,950	2,034,480
Federal Home Loan Mortgage Corp.(b)	5.125%	11/17/17	1,270	1,463,171
Federal Home Loan Mortgage Corp.	6.750%	09/15/29	615	805,119
Federal National Mortgage Association	5.000%	05/11/17	4,370	4,985,759
Federal National Mortgage Association	5.625%	07/15/37	1,190	1,391,949

SEE NOTES TO FINANCIAL STATEMENTS.

A80

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Government Agency Obligations (continued)
Financing Corp. FICO, Ser. 1P(c)	3.310%	05/11/18	$4,000	$3,095,536
Ser. 2P(c)	3.590%	11/30/17	2,940	2,314,103
Ser. 3P(c)	3.590%	11/30/17	3,640	2,865,081
Tennessee Valley Authority	4.500%	04/01/18	805	890,007
Tennessee Valley Authority	5.250%	09/15/39	870	961,777
Tennessee Valley Authority	5.500%	06/15/38	465	529,634
GMAC, Inc., FDIC Gtd. Notes	1.750%	10/30/12	4,415	4,491,600
Western Corporate Federal Credit Union, Gtd. Notes.	1.750%	11/02/12	3,405	3,461,738

				33,228,795

U.S. Treasury Securities — 33.7%
U.S. Treasury Bonds(b)	4.625%	02/15/40	3,325	3,737,506
U.S. Treasury Bonds	6.875%	08/15/25	15,000	20,812,500
U.S. Treasury Bonds	7.125%	02/15/23	4,000	5,538,124
U.S. Treasury Notes	0.625%	06/30/12	8,525	8,525,682
U.S. Treasury Notes	1.875%	06/30/15	14,335	14,389,874
U.S. Treasury Notes	2.375%	08/31/14	33,550	34,684,929
U.S. Treasury Notes	3.125%	10/31/16	3,450	3,618,995
U.S. Treasury Notes(b)	3.500%	05/15/20	2,500	2,616,400
U.S. Treasury Notes	3.625%	08/15/19	2,970	3,140,543
U.S. Treasury Strips Coupon(d)	3.890%	05/15/24	6,500	3,809,988
U.S. Treasury Strips Coupon(d)	3.930%	11/15/24	890	508,348
U.S. Treasury Strips Coupon(d)	3.920%	08/15/24	10,095	5,836,212
U.S. Treasury Strips Coupon(d)	3.970%	08/15/25	5,500	3,033,399
U.S. Treasury Strips Coupon(d)	3.610%	11/15/21	2,250	1,498,554
U.S. Treasury Strips Coupon(d)	4.460%	05/15/22	3,000	1,951,275
U.S. Treasury Strips Coupon(d)	3.690%	08/15/22	3,005	1,929,081
U.S. Treasury Strips Coupon(d)	4.620%	11/15/22	4,820	3,051,219
U.S. Treasury Strips Coupon(d)(e)	3.850%	11/15/23	13,875	8,336,766
U.S. Treasury Strips Coupon(d)	3.860%	02/15/24	6,500	3,859,200
U.S. Treasury Strips Coupon(d)	3.970%	05/15/25	6,000	3,345,780
U.S. Treasury Strips Principal(c)	3.720%	02/15/23	5,540	3,479,059

				137,703,434

TOTAL LONG-TERM INVESTMENTS (cost $382,732,068)				402,452,228

SHORT-TERM INVESTMENTS — 21.0%			Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $52,856,631)(Note 4)(f)			5,353,208	46,947,635
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $38,641,848; includes $8,663,601 of cash collateral received for securities on loan) (Note 4)(f)(g)			38,641,848	38,641,848

TOTAL AFFILIATED MUTUAL FUNDS (cost $91,498,479)				85,589,483

TOTAL INVESTMENTS — 119.5% (cost $474,230,547)				488,041,711
LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (19.5)%				(79,506,764)

NET ASSETS — 100.0%				$408,534,947

SEE NOTES TO FINANCIAL STATEMENTS.

A81

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
FDIC	Federal Deposit Insurance Corporation
FICO	Financing Corporation
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $8,526,391; cash collateral of $8,663,601 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2010.

(d)	Rate shown reflects the effective yield at June 30, 2010.

(e)	Security segregated as collateral for futures contracts.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.

(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open futures contracts outstanding at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Appreciation/ (Depreciation)
Long Positions:
16	U.S. Ultra Bond	Sep. 2010	$2,174,020	$2,173,000	$ (1,020)
111	U.S. Treasury 2 Yr. Notes	Sep. 2010	24,234,876	24,289,922	55,046
460	U.S. Treasury 5 Yr. Notes	Sep. 2010	53,665,389	54,441,718	776,329

					830,355

Short Positions:
371	U.S. Long Bond	Sep. 2010	$46,305,768	$47,302,500	$ (996,732)
423	U.S. Treasury 10 Yr. Notes	Sep. 2010	51,077,305	51,837,328	(760,023)

					(1,756,755)

					$ (926,400)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$7,011,756	$—
Collateralized Mortgage Obligations	—	12,566,156	—
Commercial Mortgage-Backed Securities	—	39,241,778	—
Corporate Bonds	—	4,570,182	—
Mortgage-Backed Securities	—	167,448,202	—
Municipal Bond	—	681,925	—
U.S. Government Agency Obligations	—	33,228,795	—
U.S. Treasury Securities	—	137,703,434	—
Affiliated Mutual Funds	85,589,483	—	—
Other Financial Instruments*
Futures	(926,400)	—	—

Total	$84,663,083	$402,452,228	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A82

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Mortgage-Backed Securities	41.0%
U.S. Treasury Securities	33.7
Affiliated Mutual Funds (including 2.1% of collateral received for securities on loan)	21.0
Commercial Mortgage-Backed Securities	9.6
U.S. Government Agency Obligations	8.1
Collateralized Mortgage Obligations	3.1
Asset-Backed Securities	1.7
Corporate Bonds	1.1
Municipal Bond	0.2

119.5
Liabilities in excess of other assets	(19.5)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$831,375	*	Due to broker—variation margin	$1,757,775	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Purchased Options	Written Options	Total
Interest rate contracts	$(2,808,355)	$(28,963)	$(64,695)	$83,219	$(2,818,794)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps	Futures	Total
Interest rate contracts	$(37,987)	$(1,431,480)	$(1,469,467)

For the six months ended June 30, 2010, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options (Cost)	Written Options (Premium Received)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Interest Rate Swaps (Notional Amount in USD (000))
$66,213	$32,191	$58,556,601	$66,478,009	$26,695

SEE NOTES TO FINANCIAL STATEMENTS.

A83

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2010

ASSETS
Investments, at value including securities on loan of $8,526,391:
Unaffiliated investments (cost $382,732,068)	$402,452,228
Affiliated investments (cost $91,498,479)	85,589,483
Receivable for investments sold	91,482,568
Dividends and interest receivable	2,002,784
Receivable for Series shares sold	19,541
Prepaid expenses	626

Total Assets	581,547,230

LIABILITIES
Payable for investments purchased	161,784,284
Collateral for securities on loan	8,663,601
Payable to custodian	2,100,050
Due to broker-variation margin	187,895
Management fee payable	133,748
Accrued expenses and other liabilities	106,702
Payable for Series shares repurchased	35,126
Affiliated transfer agent fee payable	877

Total Liabilities	173,012,283

NET ASSETS	$408,534,947

Net assets were comprised of:
Paid-in capital	$392,037,485
Retained earnings	16,497,462

Net assets, June 30, 2010	$408,534,947

Net asset value and redemption price per share, $408,534,947 / 33,891,671 outstanding shares of beneficial interest	$12.05

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Interest	$6,367,368
Affiliated dividend income	373,796
Affiliated income from securities loaned, net	6,748

6,747,912

EXPENSES
Management fee	776,863
Shareholders’ reports	65,000
Custodian’s fees and expenses	39,000
Audit fee	14,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Trustees’ fees	5,000
Insurance expenses	4,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	3,920

Total expenses	917,783

NET INVESTMENT INCOME	5,830,129

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SWAPS
Net realized gain (loss) on:
Investment transactions	5,787,752
Short sale transactions	(64,476)
Futures transactions	(2,808,355)
Swap agreement transactions	(28,963)
Written options transactions	83,219

2,969,177

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $1,124,173)	14,560,475
Securities sold short	(52,538)
Futures	(1,431,480)
Swaps	(37,987)

13,038,470

NET GAIN ON INVESTMENTS AND SWAPS	16,007,647

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,837,776

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,830,129	$11,617,030
Net realized gain on investments and swaps	2,969,177	9,789,181
Net change in unrealized appreciation (depreciation) on investments and swaps	13,038,470	6,260,778

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	21,837,776	27,666,989

DISTRIBUTIONS	(15,613,720)	(12,874,743)

SERIES SHARE TRANSACTIONS:
Series shares sold [2,593,259 and 1,335,219 shares, respectively]	31,195,889	15,539,947
Series shares issued in reinvestment of distributions [1,305,840 and 1,112,755 shares, respectively]	15,613,720	12,874,743
Series shares repurchased [1,649,499 and 3,294,616 shares, respectively]	(19,889,110)	(38,329,997)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	26,920,499	(9,915,307)

TOTAL INCREASE IN NET ASSETS	33,144,555	4,876,939
NET ASSETS:
Beginning of period	375,390,392	370,513,453

End of period	$408,534,947	$375,390,392

SEE NOTES TO FINANCIAL STATEMENTS.

A84

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 96.6% ASSET-BACKED SECURITIES — 0.2%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Residential Mortgage-Backed Securities — 0.2%
Golden Knight CDO Ltd./Golden Knight CDO Corp. (Cayman Islands), Ser. 2007-2A, Class B, 144A(a)	Baa2	0.693%	04/15/19	$4,000	$3,160,000
Primus CLO Ltd. (Cayman Islands), Ser. 2007-2A, Class A, 144A(a)	A1	0.535%	07/15/21	478	408,748

					3,568,748

Residential Mortgage-Backed Securities
Argent Securities, Inc., Ser. 2003-W8, Class M1(a)	Aa2	1.397%	12/25/33	159	129,223
Credit-Based Asset Servicing And Securitization LLC, Ser. 2007-CB1, Class AF2	Ca	5.805%	01/25/37	600	280,753
Morgan Stanley ABS Capital I, Ser. 2007-HE6, Class A2(a)	B3	0.487%	05/25/37	100	39,810
Morgan Stanley Mortgage Loan Trust, Ser. 2006-12XS, Class A6A	B3	5.726%	10/25/36	483	282,956
Structured Asset Securities Corp., Ser. 2005-9XS, Class 2A1(a)	Baa1	0.647%	06/25/35	502	200,947

					933,689

TOTAL ASSET-BACKED SECURITIES (cost $2,580,577)					4,502,437

BANK LOANS — 6.5%
Airlines — 0.1%
United Airlines, Inc.(a)(b)	B3	2.357%	02/01/14	3,500	3,060,837

Automotive — 1.0%
Ford Motor Co.(a)(b)	Ba1	3.331%	12/15/13	20,538	19,382,933

Cable — 0.5%
Charter Communications Operating LLC, Term B, Refi.(a)(b)	Ba2	2.350%	03/06/14	909	841,576
Charter Communications Operating LLC, Term C, Refi.(a)(b)	Ba2	3.790%	09/06/16	7,379	6,870,614
CSC Holdings, Inc.(a)(b)	Baa3	1.100%	03/31/15	2,335	2,235,884

					9,948,074

Capital Goods
Capital Safety Group Ltd.(a)(b)	B3	2.597%	07/20/15	176	151,462
Capital Safety Group Ltd.(a)(b)	B3	3.104%	07/20/16	924	794,538

					946,000

Chemicals — 0.1%
Sabic Innovative Plastic Holdings(a)(b)	Ba2	2.847%	08/29/14	1,962	1,917,903

Consumer — 0.8%
Realogy Corp.(b)	Caa3	13.500%	10/15/17	2,700	2,816,999
Realogy Corp.(b)	Caa3	13.500%	10/15/17	3,000	3,129,999
Transunion LLC(a)(b)	Ba3	6.750%	06/15/17	9,175	9,216,288

					15,163,286

Electric — 1.5%
Calpine Corp.(a)(b)	B1	3.415%	03/29/14	3,436	3,138,181
Texas Competitive Electric Holdings Co. LLC(a)(b)	B1	3.851%	10/10/14	8,932	6,582,136
Texas Competitive Electric Holdings Co. LLC(a)(b)	B1	3.851%	10/10/14	27,184	20,018,729

					29,739,046

Foods — 0.3%
OSI Restaurant Partners, Inc.(a)(b)	B3	0.570%	06/14/13	638	546,963
OSI Restaurant Partners, Inc.(a)(b)	B3	2.880%	06/14/14	5,726	4,909,915

					5,456,878

Gaming — 0.3%
Harrah’s Operating Co., Inc.(a)(b)	Caa1	3.317%	01/28/15	2,731	2,260,336
Motorcity Casino(a)(b)	B3	8.500%	07/13/12	3,378	3,306,434

					5,566,770

Healthcare & Pharmaceutical — 0.8%
Royalty Pharma Finance Trust(b)	Baa3	7.750%	05/15/15	17,481	16,563,430

SEE NOTES TO FINANCIAL STATEMENTS.

A85

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

BANK LOANS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Pipelines & Other — 0.2%
New Development Holdings LLC(a)(b)	Ba3	7.000%	07/01/17	$3,295	$3,256,755

Retailers — 0.1%
Rite Aid Corp.(a)(b)	B3	9.500%	06/10/15	1,993	2,016,670

Technology — 0.7%
First Data Corp.(a)(b)	B1	3.097%	09/24/14	2,388	2,007,863
First Data Corp.(a)(b)	B1	3.097%	09/24/14	6,424	5,408,031
First Data Corp.(a)(b)	B1	3.097%	09/24/14	4,863	4,085,176
Spansion LLC(a)(b)	BB-(c)	7.858%	02/09/15	2,494	2,459,461

					13,960,531

Telecommunications — 0.1%
Level 3 Communications, Inc.(a)(b)	B1	9.080%	03/13/14	1,500	1,606,875

TOTAL BANK LOANS (cost $125,630,911)					128,585,988

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Adjustable Rate Mortgage Trust, Ser. 2005-7, Class 1A1(a)	Ca	2.984%	10/25/35	141	96,382
American Home Mortgage Assets, Ser. 2006-4, Class 1A12(a)	Caa3	0.557%	10/25/46	63	31,605
American Home Mortgage Assets, Ser. 2006-5, Class A1(a)	Caa1	1.333%	11/25/46	491	225,255
American Home Mortgage Assets, Ser. 2007-3, Class 22A1	Ca	6.250%	06/25/37	218	125,650
American Home Mortgage Investment Trust, Ser. 2005-2, Class 4A1(a)	A1	5.660%	09/25/45	39	33,403
Banc of America Alternative Loan Trust, Ser. 2005-4, Class CB6(a)	Caa1	0.747%	05/25/35	96	68,051
Banc of America Funding Corp., Ser. 2006-B, Class 2A1(a)	Caa2	5.502%	03/20/36	258	194,742
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2005-10, Class A2(a)	BB+(c)	3.735%	10/25/35	500	470,496
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2007-3, Class 1A1(a)	CCC(c)	5.370%	05/25/47	74	53,854
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-10, Class 22AA(a)	CCC(c)	5.906%	09/25/37	151	103,818
Countrywide Alternative Loan Trust, Ser. 2005-43, Class 4A3(a)	CC(c)	5.593%	10/25/35	55	37,688
Countrywide Alternative Loan Trust, Ser. 2005-62, Class 2A1(a)	B3	1.413%	12/25/35	141	80,273
Countrywide Alternative Loan Trust, Ser. 2006-HY13, Class 4A1(a)	CCC(c)	5.787%	02/25/37	66	46,165
Countrywide Alternative Loan Trust, Ser. 2006-OA1, Class 2A1(a)	B3	0.558%	03/20/46	52	26,958
Countrywide Alternative Loan Trust, Ser. 2006-OA9, Class 2A1A(a)	Caa3	0.558%	07/20/46	63	24,426
Countrywide Alternative Loan Trust, Ser. 2006-OA11, Class A1B(a)	Caa2	0.537%	09/25/46	77	42,323
Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-2, Class 2A1(a)	A1	0.667%	03/25/35	162	95,347
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2005-AR1, Class 2A1A(a)	Aa2	0.598%	03/19/45	20	12,662
First Horizon Alternative Mortgage Securities, Ser. 2006-FA2, Class 1A5	Caa1	6.000%	05/25/36	136	105,026
Harborview Mortgage Loan Trust, Ser. 2006-1, Class 2A1A(a)	B3	0.588%	03/19/36	499	268,416
Harborview Mortgage Loan Trust, Ser. 2006-5, Class 2A1A(a)	Caa1	0.528%	07/19/46	64	36,338
Harborview Mortgage Loan Trust, Ser. 2006-7, Class 2A1B(a)	Ca	0.598%	09/19/46	514	106,491
IndyMac Index Mortgage Loan Trust, Ser. 2005-AR13, Class 4A1(a)	Caa3	3.153%	08/25/35	113	84,848
IndyMac Index Mortgage Loan Trust, Ser. 2005-AR15, Class A1(a)	Caa2	5.185%	09/25/35	109	79,349
IndyMac Index Mortgage Loan Trust, Ser. 2006-AR12, Class A1(a)	B3	0.537%	09/25/46	54	29,125
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A96	CC(c)	6.000%	08/25/37	74	63,376
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A97	CCC(c)	6.000%	08/25/37	149	126,753
Master Adjustable Rate Mortgages Trust, Ser. 2006-OA1, Class 1A1(a)	Ba1	0.557%	04/25/46	38	19,921
Residential Accredit Loans, Inc., Ser. 2006-QA2, Class 3A1(a)	Caa3	5.500%	02/25/36	379	244,254
Residential Accredit Loans, Inc., Ser. 2007-QS4, Class 2A1(a)	Caa3	0.677%	03/25/37	263	94,113
Residential Asset Securitization Trust, Ser. 2007-A5, Class 2A3	Caa2	6.000%	05/25/37	123	94,501
Structured Asset Mortgage Investments, Inc., Ser. 2006-AR6, Class 2A1(a)	B3	0.537%	07/25/46	70	38,788
SunTrust Alternative Loan Trust, Ser. 2006-1F, Class 3A(a)	Ca	0.697%	04/25/36	195	57,246
Thornburg Mortgage Securities Trust, Ser. 2006-5, Class A1(a)	B1	0.467%	10/25/46	95	92,521
WAMU Mortgage Pass-Through Certificates, Ser. 2006-AR12, Class 2A3(a)	CCC(c)	5.693%	10/25/36	239	185,912
WAMU Mortgage Pass-Through Certificates, Ser. 2007-OA2, Class 1A(a)	B3	1.113%	03/25/47	69	37,860
WAMU Mortgage Pass-Through Certificates, Ser. 2007-OA3, Class 2A1A(a)	B3	1.173%	04/25/47	69	40,942
WAMU Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 4A1(a)	CCC(c)	5.338%	02/25/37	70	51,730
WAMU Mortgage Pass-Through Certificates, Ser. 2007-HY2, Class 1A1(a)	CCC(c)	5.504%	12/25/36	71	51,901

SEE NOTES TO FINANCIAL STATEMENTS.

A86

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

WAMU Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 2A3(a)	CCC(c)	5.795%	02/25/37	$63	$44,877

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $3,745,596)					3,723,386

CORPORATE BONDS — 89.3%
Aerospace & Defense — 1.4%
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.500%	07/01/18	2,900	3,045,000
Colt Defense LLC / Colt Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $4,374,500; purchased 1/13/10-3/23/10)(b)(d)	B3	8.750%	11/15/17	4,325	3,427,563
Dyncorp International, Inc., Sr. Unsec’d. Notes, 144A	B1	10.375%	07/01/17	2,500	2,506,250
Esterline Technologies Corp., Gtd. Notes	Ba2	6.625%	03/01/17	750	738,750
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co., Gtd. Notes(e)	Caa3	8.500%	04/01/15	2,525	2,023,156
Moog, Inc., Sr. Sub. Notes	Ba3	6.250%	01/15/15	2,500	2,431,250
Moog, Inc., Sr. Sub. Notes	Ba3	7.250%	06/15/18	3,650	3,577,000
TransDigm, Inc., Gtd. Notes, 144A	B3	7.750%	07/15/14	5,400	5,400,000
TransDigm, Inc., Gtd. Notes	B3	7.750%	07/15/14	4,350	4,360,875

					27,509,844

Airlines — 0.2%
AMR Corp., Sr. Unsec’d. Notes, Ser. B, MTN	CCC+(c)	10.400%	03/10/11	1,000	985,000
AMR Corp., Sr. Unsec’d. Notes, Ser. B, MTN	CCC+(c)	10.400%	03/15/11	1,000	985,000
AMR Corp., Sr. Unsec’d. Notes, Ser. B, MTN	NR	10.550%	03/12/21	1,425	1,083,000
Continental Airlines, Inc., Pass-thru Certs., Ser. 962A	Baa2	7.750%	07/02/14	665	679,435
Continental Airlines, Inc., Pass-thru Certs., Ser. 981B, Class B(b)	Ba2	6.748%	03/15/17	531	483,571
Continental Airlines, Inc., Pass-thru Certs., Ser. 992B, Class B	Ba2	7.566%	03/15/20	280	274,658

					4,490,664

Automotive — 3.2%
American Axle & Manufacturing, Inc., Gtd. Notes(e)	Caa2	7.875%	03/01/17	5,175	4,489,313
Cooper-Standard Automotive, Inc., Sr. Notes, 144A(e)	B2	8.500%	05/01/18	3,150	3,173,625
Ford Motor Co., Sr. Unsec’d. Notes(e)	B2	7.450%	07/16/31	3,250	2,933,125
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	7.000%	04/15/15	1,450	1,434,296
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(e)	Ba3	7.500%	08/01/12	12,900	13,191,205
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba3	7.800%	06/01/12	2,540	2,615,585
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(e)	Ba3	8.000%	12/15/16	1,300	1,329,368
Lear Corp., Gtd. Notes(e)	B1	7.875%	03/15/18	5,075	5,087,687
Lear Corp., Gtd. Notes(e)	B1	8.125%	03/15/20	3,425	3,433,563
Navistar International Corp., Gtd. Notes	B1	8.250%	11/01/21	10,275	10,429,125
TRW Automotive, Inc., Gtd. Notes, 144A(e)	B3	7.250%	03/15/17	13,200	12,804,000
TRW Automotive, Inc., Gtd. Notes, 144A	B3	8.875%	12/01/17	3,350	3,450,500

					64,371,392

Banking — 1.1%
BAC Capital Trust VI, Ltd. Gtd. Notes	Baa3	5.625%	03/08/35	1,400	1,179,510
Bank of America Corp., Jr. Sub. Notes(a)	Ba3	8.000%	12/29/49	8,330	8,046,197
BankAmerica Capital II, Ltd. Gtd. Notes, Ser. 2	Baa3	8.000%	12/15/26	1,000	970,000
Halyk Savings Bank of Kazakhstan JSC (Kazakhstan), Gtd. Notes., 144A	Ba2	7.250%	05/03/17	3,500	3,255,000
HBOS PLC (United Kingdom), Sub. Notes, 144A	Ba1	6.750%	05/21/18	400	374,400
MBNA Capital A, Ltd. Gtd. Notes, Ser. A	Baa3	8.278%	12/01/26	2,750	2,681,250
Regions Financial Corp., Sub. Notes	Ba1	7.375%	12/10/37	250	215,379
Wind Acquisition Holdings Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A(e)	B3	12.250%	07/15/17	6,225	5,664,750

					22,386,486

Building Materials & Construction — 1.4%
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $3,475,000; purchased 2/02/10)(d)	Ba3	7.000%	02/15/20	3,475	3,440,250
D.R. Horton, Inc., Gtd. Notes(e)	Ba3	6.500%	04/15/16	900	868,500
Interline Brands, Inc., Gtd. Notes	B3	8.125%	06/15/14	4,865	4,871,081

SEE NOTES TO FINANCIAL STATEMENTS.

A87

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Building Materials & Construction (continued)
KB Home, Gtd. Notes	B1	6.375%	08/15/11	$2,125		$2,156,875
Standard Pacific Corp., Gtd. Notes(e)	B3	7.000%	08/15/15	1,400		1,295,000
Standard Pacific Corp., Gtd. Notes	B3	10.750%	09/15/16	11,025		11,796,750
Standard Pacific Corp., Sec’d. Notes(e)	B3	8.375%	05/15/18	3,375		3,206,250

						27,634,706

Cable — 4.8%
AT&T Broadband LLC, Gtd. Notes	Baa1	8.375%	03/15/13	100	(f)	116
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	7.750%	04/15/18	1,975		1,975,000
Cablevision Systems Corp., Sr. Unsec’d. Notes, 144A	B1	8.625%	09/15/17	6,525		6,655,500
CCH II LLC / CCH II Capital Corp., Gtd. Notes	B2	13.500%	11/30/16	2,650		3,087,606
CCO Holdings LLC / CCO Holdings Capital Corp., Gtd. Notes, 144A	B2	7.875%	04/30/18	1,850		1,859,250
CCO Holdings LLC / CCO Holdings Capital Corp., Gtd. Notes, 144A(e)	B2	8.125%	04/30/20	1,600		1,636,000
Cequel Communications Holdings I LLC, Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17	12,300		12,253,875
Charter Communications Operating LLC / Charter Communications Operating Capital, Sec’d. Notes, 144A	B1	8.000%	04/30/12	9,850		10,244,000
CSC Holdings, Inc., Sr. Unsec’d. Notes, Ser. B	Ba3	7.625%	04/01/11	1,475		1,511,875
CSC Holdings, Inc., Sr. Unsec’d. Notes	Ba3	7.625%	07/15/18	1,850		1,870,813
CSC Holdings, Inc., Sr. Unsec’d. Notes(e)	Ba3	7.875%	02/15/18	1,300		1,326,000
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A(e)	Ba3	8.500%	06/15/15	3,075		3,190,313
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A(e)	Ba3	8.625%	02/15/19	2,505		2,633,381
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16	3,140		3,147,850
Echostar DBS Corp., Gtd. Notes	Ba3	7.750%	05/31/15	25		25,750
Mediacom Broadband LLC/ Mediacom Broadband Corp., Sr. Unsec’d. Notes	B3	8.500%	10/15/15	1,075		1,026,625
Mediacom LLC / Mediacom Capital Corp., Unsec’d. Notes	B3	9.125%	08/15/19	2,100		2,026,500
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B2	7.750%	03/15/16	1,550		1,519,000
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B2	7.750%	03/15/16	2,555		2,503,900
UPC Germany GMBH (Germany), Sr. Sec’d. Notes, 144A	B1	8.125%	12/01/17	2,100		2,058,000
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18	12,100		12,160,500
Videotron Ltee (Canada), Gtd. Notes	Ba2	6.375%	12/15/15	3,450		3,415,500
Videotron Ltee (Canada), Gtd. Notes	Ba2	6.875%	01/15/14	420		422,100
Videotron Ltee (Canada), Gtd. Notes	Ba2	9.125%	04/15/18	6,350		6,889,750
Virgin Media Finance PLC (United Kingdom), Gtd. Notes(e)	B1	8.375%	10/15/19	3,000		3,037,500
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	B1	9.125%	08/15/16	2,075		2,147,625
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, Ser. 1(e)	B1	9.500%	08/15/16	6,150		6,495,937

						95,120,266

Capital Goods — 7.2%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	4,845		4,723,875
ALH Finance LLC/ ALH Finance Corp., Gtd. Notes(e)	Caa1	8.500%	01/15/13	10,350		10,350,000
Altra Holdings, Inc., Sr. Sec’d. Notes, 144A	B1	8.125%	12/01/16	3,000		2,973,750
Amsted Industries, Inc., Sr. Notes, 144A(e)	B1	8.125%	03/15/18	4,550		4,538,625
Aquilex Holdings LLC/Aquilex Finance Corp., Sr. Notes, 144A	B3	11.125%	12/15/16	3,300		3,300,000
Ashtead Capital, Inc., Sec’d. Notes, 144A(e)	B2	9.000%	08/15/16	8,664		8,490,720
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A(e)	B2	8.625%	08/01/15	5,325		5,271,750
Blount, Inc., Gtd. Notes	B2	8.875%	08/01/12	9,790		9,814,475
Columbus McKinnon Corp., Gtd. Notes	B1	8.875%	11/01/13	7,300		7,354,750
Hertz Corp., Gtd. Notes	B2	8.875%	01/01/14	10,307		10,435,837
International Wire Group, Inc., Sr. Sec’d. Notes, 144A (original cost $3,664,406; purchased 4/20/10)(b)(d)	B3	9.750%	04/15/15	3,700		3,663,000
Johnsondiversey Holdings, Inc., Gtd. Notes, 144A	Caa1	10.500%	05/15/20	7,927		8,798,477
Johnsondiversey Holdings, Gtd. Notes, 144A	B3	8.250%	11/15/19	4,715		4,856,450
Marfrig Overseas Ltd. (Cayman Islands), Gtd. Notes, 144A	B1	9.500%	05/04/20	1,015		994,700
NES Rentals Holdings, Inc., Sr. Sec’d. Notes, 144A	Caa2	12.250%	04/15/15	3,000		2,565,000
Overseas Shipholding Group, Inc., Sr. Unsec’d. Notes	Ba3	8.125%	03/30/18	5,275		5,182,688
RBS Global, Inc. / Rexnord LLC, Gtd. Notes, 144A(e)	Caa1	8.500%	05/01/18	8,800		8,536,000
RBS Global, Inc. / Rexnord LLC, Gtd. Notes(e)	Caa2	11.750%	08/01/16	1,100		1,146,750
RSC Equipment Rental, Inc., Sr. Sec’d. Notes, 144A(e)	B1	10.000%	07/15/17	3,050		3,271,125

SEE NOTES TO FINANCIAL STATEMENTS.

A88

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Capital Goods (continued)
RSC Equipment Rental, Inc., Sr. Unsec’d. Notes(e)	Caa2	9.500%	12/01/14	$5,585	$5,550,094
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec’d. Notes, 144A(e)	Caa2	10.250%	11/15/19	2,425	2,449,250
SPX Corp., Sr. Unsec’d. Notes	Ba2	7.625%	12/15/14	10,280	10,562,700
Stena AB (Sweden), Sr. Unsec’d. Notes	Ba2	7.000%	12/01/16	250	238,125
Terex Corp., Sr. Sub. Notes(e)	Caa1	8.000%	11/15/17	9,320	8,621,000
Trimas Corp., Sr. Sec’d. Notes, 144A	Caa1	9.750%	12/15/17	2,625	2,657,813
United Rentals North America, Inc., Gtd. Notes	B3	10.875%	06/15/16	6,400	6,864,000

					143,210,954

Chemicals — 2.9%
CF Industries, Inc., Gtd. Notes	B1	6.875%	05/01/18	1,825	1,856,938
CF Industries, Inc., Gtd. Notes(e)	B1	7.125%	05/01/20	11,275	11,556,875
Huntsman International LLC, Gtd. Notes, 144A	B3	8.625%	03/15/20	3,400	3,145,000
Ineos Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	B2	9.000%	05/15/15	3,400	3,391,500
Invista, Sr. Unsec’d. Notes, 144A (original cost $6,116,435; purchased 7/09/09-6/29/10)(b)(d)	Ba3	9.250%	05/01/12	6,308	6,402,620
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19	4,075	4,115,750
LBI Escrow Corp., Sr. Sec’d. Notes, 144A(e)	Ba3	8.000%	11/01/17	6,810	7,014,300
Momentive Performance Materials, Inc., Gtd. Notes(e)	Caa2	9.750%	12/01/14	8,650	8,174,250
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	B1	8.375%	11/01/16	7,850	7,810,750
Solutia, Inc., Gtd. Notes	B2	7.875%	03/15/20	4,025	4,014,937

					57,482,920

Consumer — 2.3%
Geo Group, Inc. (The), Gtd. Notes, 144A	B1	7.750%	10/15/17	3,300	3,324,750
Mac-Gray Corp., Gtd. Notes	B3	7.625%	08/15/15	5,650	5,438,125
Mobile Mini, Inc., Gtd. Notes	B2	6.875%	05/01/15	3,732	3,461,430
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes(e)	B2	7.375%	05/15/20	2,925	2,950,594
Realogy Corp., Gtd. Notes	Ca	10.500%	04/15/14	15,135	12,826,912
Realogy Corp., Gtd. Notes, PIK	Ca	11.000%	04/15/14	491	410,003
Realogy Corp., Gtd. Notes	Ca	12.375%	04/15/15	900	679,500
Revlon Consumer Products Corp., Sec’d. Notes, 144A	B3	9.750%	11/15/15	750	768,750
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	2,510	2,773,550
Service Corp. International, Sr. Unsec’d. Notes	B1	7.000%	06/15/17	4,143	4,080,855
Service Corp. International, Sr. Unsec’d. Notes	B1	7.375%	10/01/14	700	714,000
Service Corp. International, Sr. Unsec’d. Notes	B1	7.875%	02/01/13	2,650	2,712,937
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.250%	02/15/13	5,050	4,961,625

					45,103,031

Electric — 4.6%
AES Corp., Sr. Sec’d. Notes, 144A(e)	Ba3	8.750%	05/15/13	1,582	1,605,730
AES Corp., Sr. Unsec’d. Notes	B1	7.750%	03/01/14	4,335	4,410,862
AES Corp., Sr. Unsec’d. Notes	B1	7.750%	10/15/15	3,365	3,407,063
AES Corp., Sr. Unsec’d. Notes	B1	8.000%	10/15/17	550	555,500
AES Corp., Sr. Unsec’d. Notes(e)	B1	8.000%	06/01/20	700	703,500
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-A	Ba1	9.000%	01/02/17	7,077	7,289,176
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-B	Ba1	9.670%	01/02/29	2,000	2,160,000
AES Red Oak LLC, Sr. Sec’d. Notes, Ser. A (original cost $1,693,919; purchased 3/3/09)(b)(d)	B1	8.540%	11/30/19	1,722	1,700,681
Dynegy Roseton/Danskammer, Pass-thru Certs., Ser. A	B2	7.270%	11/08/10	371	370,753
Dynegy Roseton/Danskammer, Pass-thru Certs., Ser. B	B2	7.670%	11/08/16	9,568	8,419,840
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	9.750%	10/15/19	2,601	2,442,196
Energy Future Holdings Corp., Sr. Sec’d. Notes, 144A(e)	Caa3	10.000%	01/15/20	1,650	1,641,750
Energy Future Intermediate Holding Co. LLC, Sr. Sec’d. Notes	B+(c)	9.750%	10/15/19	594	557,733
Homer City Funding LLC, Sr. Sec’d. Notes	Ba2	8.734%	10/01/26	1,416	1,302,996
Midwest Generation LLC, Pass-thru Certs., Ser. B	Ba2	8.560%	01/02/16	2,685	2,651,075
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300%	05/01/11	1,610	1,642,200
Mirant Americas Generation LLC, Sr. Unsec’d. Notes(e)	B3	8.500%	10/01/21	3,675	3,417,750

SEE NOTES TO FINANCIAL STATEMENTS.

A89

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Electric (continued)
Mirant Corp., Sr. Notes, 144A(b)	NR	7.400%	07/15/49	$1,825	$1,825
Mirant Mid Atlantic LLC, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	108	109,953
Mirant Mid Atlantic LLC, Pass-thru Certs., Ser. B	Ba1	9.125%	06/30/17	9,124	9,432,125
Mirant North America LLC, Gtd. Notes	B1	7.375%	12/31/13	3,900	3,987,750
Nevada Power Co., Genl. Ref. Mtge., Ser. A	Baa3	8.250%	06/01/11	1,675	1,773,286
North American Energy Alliance LLC / North American Energy Alliance Finance Corp., Sr. Sec’d. Notes, 144A (original cost $4,447,125; purchased 9/22/09)(d)	Ba3	10.875%	06/01/16	4,550	4,686,500
NRG Energy, Inc., Gtd. Notes	B1	7.250%	02/01/14	5,510	5,585,762
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	9,945	9,895,275
NRG Energy, Inc., Gtd. Notes	B1	7.375%	01/15/17	925	915,750
NSG Holdings LLC / NSG Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.750%	12/15/25	800	704,000
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(b)	Ba1	9.237%	07/02/17	2,326	2,418,652
Sithe/Independence Funding Corp., Sr. Sec’d. Notes, Ser. A (original cost $7,226,068; purchased 12/22/08-5/28/10)(b)(d)	Ba3	9.000%	12/30/13	7,545	7,663,422

					91,453,105

Energy – Other — 6.1%
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	7.750%	05/15/17	2,150	2,037,125
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	9.500%	05/15/16	4,825	4,897,375
Citic Resources Finance 2007 Ltd., Gtd. Notes, 144A	Ba3	6.750%	05/15/14	25	24,500
Compagnie Generale De Geophysique Veritas (France), Gtd. Notes	Ba3	7.500%	05/15/15	2,530	2,409,825
Denbury Resources, Inc., Gtd. Notes	B1	8.250%	02/15/20	643	671,935
Denbury Resources, Inc., Gtd. Notes	B1	9.750%	03/01/16	4,050	4,374,000
Forest Oil Corp., Gtd. Notes	B1	7.250%	06/15/19	6,425	6,200,125
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875%	11/15/14	8,300	8,466,000
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%	04/15/16	3,435	3,452,175
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%	05/15/18	2,200	2,178,000
OPTI Canada, Inc. (Canada), Sr. Sec’d. Notes	Caa3	7.875%	12/15/14	17,175	14,942,250
OPTI Canada, Inc. (Canada), Sr. Sec’d. Notes	Caa3	8.250%	12/15/14	5,855	5,093,850
Parker Drilling Co., Gtd. Notes, 144A	B1	9.125%	04/01/18	2,475	2,351,250
PetroHawk Energy Corp., Gtd. Notes(e)	B3	7.875%	06/01/15	6,125	6,140,312
PetroHawk Energy Corp., Gtd. Notes	B3	9.125%	07/15/13	3,275	3,414,188
Petroplus Finance Ltd. (Bermuda), Sec’d. Notes, 144A	B2	7.000%	05/01/17	4,225	3,443,375
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(e)	B2	6.750%	05/01/14	12,850	11,179,500
Pioneer Natural Resources Co., Gtd. Notes	Ba1	5.875%	07/15/16	1,950	1,948,007
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.650%	03/15/17	9,965	10,015,433
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	2,240	2,249,361
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	7.500%	01/15/20	5,000	5,152,985
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%	06/01/18	1,500	1,466,250
Plains Exploration & Production Co., Gtd. Notes	B1	7.750%	06/15/15	3,070	3,039,300
Plains Exploration & Production Co., Gtd. Notes(e)	B1	10.000%	03/01/16	1,800	1,926,000
Range Resources Corp., Gtd. Notes	Ba3	7.500%	05/15/16	4,100	4,135,875
Range Resources Corp., Gtd. Notes	Ba3	7.500%	10/01/17	2,150	2,168,812
SandRidge Energy, Inc., Gtd. Notes, 144A(e)	B3	8.000%	06/01/18	8,125	7,698,438
SandRidge Energy, Inc., Gtd. Notes, 144A	B3	8.750%	01/15/20	525	498,750

					121,574,996

Foods — 2.5%
Aramark Corp., Gtd. Notes(e)	B3	8.500%	02/01/15	7,215	7,287,150
Carrols Corp., Gtd. Notes	B3	9.000%	01/15/13	1,650	1,641,750
Del Monte Corp., Gtd. Notes	Ba3	6.750%	02/15/15	998	1,011,723
Del Monte Corp., Gtd. Notes, 144A	Ba3	7.500%	10/15/19	4,850	4,959,125
Games Merger Corp., Sr. Notes, 144A	B3	11.000%	06/01/18	3,450	3,475,875
Ingles Markets, Inc., Sr. Unsec’d. Notes(e)	B1	8.875%	05/15/17	9,560	9,727,300
Landry’s Restaurants, Inc., Sr. Sec’d. Notes	B3	11.625%	12/01/15	1,335	1,381,725
Michael Foods, Inc., Sr. Notes, 144A	Caa1	9.750%	07/15/18	2,450	2,517,375
Smithfield Foods, Inc., Sr. Sec’d. Notes, 144A	Ba3	10.000%	07/15/14	3,540	3,920,550

SEE NOTES TO FINANCIAL STATEMENTS.

A90

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Foods (continued)
Stater Brothers Holdings, Gtd. Notes	B2	7.750%	04/15/15	$500	$498,750
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	1,600	1,600,000
Supervalu, Inc., Sr. Unsec’d. Notes	Ba3	7.500%	05/15/12	400	411,500
Supervalu, Inc., Sr. Unsec’d. Notes	Ba3	7.500%	11/15/14	200	200,000
Supervalu, Inc., Sr. Unsec’d. Notes(e)	Ba3	8.000%	05/01/16	9,450	9,355,500
Tyson Foods, Inc., Gtd. Notes	Ba3	10.500%	03/01/14	1,300	1,514,500

					49,502,823

Gaming — 3.8%
CCM Merger, Inc., Notes, 144A (original cost $14,999,313; purchased 7/14/05-11/20/09)(d)(e)	Caa3	8.000%	08/01/13	16,645	15,230,175
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes(e)	CCC(c)	10.000%	12/15/18	3,253	2,667,460
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes(e)	CCC(c)	10.000%	12/15/18	3,213	2,634,660
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, 144A(e)	Ca	12.750%	04/15/18	9,526	9,097,330
MGM Mirage, Inc., Gtd. Notes	Caa1	6.750%	09/01/12	875	813,750
MGM Mirage, Inc., Sr. Sec’d. Notes, 144A(e)	B1	9.000%	03/15/20	8,990	9,237,225
MGM Mirage, Inc., Sr. Sec’d. Notes(e)	B1	10.375%	05/15/14	1,915	2,082,563
MGM Mirage, Inc., Sr. Sec’d. Notes	B1	11.125%	11/15/17	1,145	1,262,362
MGM Mirage, Inc., Sr. Sec’d. Notes(e)	B1	13.000%	11/15/13	12,635	14,561,837
Peninsula Gaming LLC, Gtd. Notes(e)	B3	10.750%	08/15/17	5,625	5,596,875
Peninsula Gaming LLC, Sr. Sec’d. Notes	Ba2	8.375%	08/15/15	1,225	1,220,406
Penn National Gaming, Inc., Sr. Sub. Notes	B1	8.750%	08/15/19	1,625	1,669,687
Pinnacle Entertainment, Inc., Gtd. Notes, 144A	B1	8.625%	08/01/17	2,300	2,369,000
Pinnacle Entertainment, Inc., Gtd. Notes, 144A	Caa1	8.750%	05/15/20	850	787,313
Pokagon Gaming Authority, Sr. Notes, 144A (original cost $1,656,000; purchased 11/13/08)(b)(d)	B2	10.375%	06/15/14	1,800	1,863,000
Scientific Games International, Inc., Gtd. Notes	B1	9.250%	06/15/19	1,925	1,968,313
Station Casinos, Inc., Sr. Sub. Notes(g)	D(c)	6.500%	02/01/14	3,650	27,375
Station Casinos, Inc., Sr. Sub. Notes(g)	D(c)	6.625%	03/15/18	2,200	1,650
Station Casinos, Inc., Sr. Unsec’d. Notes(g)	D(c)	6.000%	04/01/12	2,251	133,674
Yonkers Racing Corp., Sr. Sec’d. Notes, 144A (original cost $1,148,318; purchased 7/13/09-1/22/10)(b)(d)	B1	11.375%	07/15/16	1,125	1,205,156

					74,429,811

Healthcare & Pharmaceutical — 10.9%
Accellent, Inc., Gtd. Notes(e)	Caa2	10.500%	12/01/13	17,983	17,713,255
Accellent, Inc., Sr. Sec’d. Notes, 144A	B1	8.375%	02/01/17	2,150	2,107,000
Alliance Healthcare Services, Inc., Sr. Unsec’d. Notes, 144A	B3	8.000%	12/01/16	7,950	7,353,750
Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 144A (original cost $11,478,296; purchased 5/21/09-5/12/10)(b)(d)(e)	Ba2	11.250%	11/01/14	11,735	12,497,775
Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 144A (original cost $6,190,669; purchased 8/10/09-12/03/09)(b)(d)(e)	B1	12.375%	11/01/14	6,200	6,618,500
Biomet, Inc., Gtd. Notes(e)	B3	10.000%	10/15/17	3,225	3,466,875
Biomet, Inc., Gtd. Notes, PIK(e)	B3	10.375%	10/15/17	10,075	10,830,625
Biomet, Inc., Gtd. Notes(e)	Caa1	11.625%	10/15/17	15,410	16,681,325
Capella Healthcare, Inc., Gtd. Notes, 144A(e)	B3	9.250%	07/01/17	3,780	3,817,800
Community Health Systems, Inc., Gtd. Notes	B3	8.875%	07/15/15	7,345	7,574,531
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	7,295	7,732,700
HCA, Inc., Sr. Sec’d. Notes	Ba3	7.875%	02/15/20	800	823,000
HCA, Inc., Sr. Sec’d. Notes, PIK	B2	9.625%	11/15/16	12,100	12,947,000
HCA, Inc., Sr. Unsec’d. Notes	Caa1	5.750%	03/15/14	3,335	3,101,550
HCA, Inc., Sr. Unsec’d. Notes, MTN	Caa1	9.000%	12/15/14	4,365	4,223,137
Lantheus Medical Imaging, Inc., Sr. Notes, 144A	B2	9.750%	05/15/17	4,025	3,984,750
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.000%	04/01/14	5,625	5,610,938
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.000%	01/15/16	5,255	5,189,313
Omega Healthcare Investors, Inc., Gtd. Notes, 144A	Ba3	7.500%	02/15/20	825	822,937
Radnet Management, Inc., Sr. Unsec’d. Notes, 144A	Caa1	10.375%	04/01/18	9,800	8,820,000
Res-Care, Inc., Gtd. Notes	B1	7.750%	10/15/13	13,135	12,937,975

SEE NOTES TO FINANCIAL STATEMENTS.

A91

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Healthcare & Pharmaceutical (continued)
Select Medical Corp., Gtd. Notes	B3	7.625%	02/01/15	$3,350	$3,149,000
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	6.750%	04/15/20	1,875	1,851,562
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	8.625%	01/15/12	13,191	13,652,685
Skilled Healthcare Group, Inc., Gtd. Notes	B3	11.000%	01/15/14	9,394	9,699,305
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%	04/15/15	11,125	11,653,438
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $6,468,500; purchased 6/21/07-6/29/09)(b)(d)	Caa1	10.000%	07/15/17	7,750	7,653,125
Viant Holdings, Inc., Gtd. Notes, 144A (original cost $10,848,144; purchased 6/28/07-12/17/08)(d)	Caa1	10.125%	07/15/17	13,732	13,989,475

					216,503,326

Healthcare Insurance — 0.4%
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	5.950%	03/15/17	7,675	7,331,037

Life Insurance — 0.5%
American General Institutional Capital A, Ltd. Gtd. Notes, 144A	Ba2	7.570%	12/01/45	4,875	4,046,250
American International Group, Inc., Jr. Sub. Debs.(a)	Ba2	8.175%	05/15/58	1,200	948,000
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.050%	10/01/15	1,275	1,171,406
American International Group, Inc., Sr. Unsec’d. Notes, MTN(e)	A3	5.600%	10/18/16	3,045	2,780,085

					8,945,741

Lodging — 1.0%
Felcor Lodging LP, Sr. Sec’d. Notes(e)	B2	10.000%	10/01/14	8,200	8,569,000
Host Hotels & Resorts LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	2,500	2,450,000
Host Hotels & Resorts LP, Gtd. Notes	BB+(c)	6.875%	11/01/14	1,090	1,087,275
Host Hotels & Resorts LP, Gtd. Notes	Ba1	7.125%	11/01/13	1,215	1,224,112
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes	Ba3	11.875%	07/15/15	1,350	1,552,500
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	25	26,875
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(e)	Ba1	7.875%	10/15/14	3,775	4,058,125

					18,967,887

Media & Entertainment — 5.6%
Allbritton Communications Co., Sr. Unsec’d. Notes, 144A	B2	8.000%	05/15/18	4,275	4,232,250
AMC Entertainment, Inc., Gtd. Notes	Caa1	8.000%	03/01/14	675	649,688
AMC Entertainment, Inc., Gtd. Notes	Caa1	11.000%	02/01/16	2,465	2,588,250
Clear Channel Communications, Inc., Gtd. Notes(e)	Ca	10.750%	08/01/16	3,200	2,248,000
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	4.900%	05/15/15	7,400	3,848,000
Clear Channel Communications, Inc., Sr. Unsec’d. Notes(e)	Ca	5.500%	09/15/14	4,435	2,439,250
Clear Channel Communications, Inc., Sr. Unsec’d. Notes(e)	Ca	5.750%	01/15/13	3,125	2,390,625
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	6.875%	06/15/18	625	303,125
CMP Susquehanna Corp., Gtd. Notes	Caa3	9.875%	05/15/14	2,550	873,375
Gray Television, Inc., Sr. Sec’d. Notes, 144A(e)	Caa2	10.500%	06/29/15	12,675	12,294,750
Intelsat Bermuda Ltd. (Luxembourg), Gtd. Notes(e)	Caa3	11.250%	02/04/17	13,575	13,744,687
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A(e)	B3	8.500%	11/01/19	6,125	6,186,250
Intelsat SA (Luxembourg), Sr. Unsec’d. Notes(e)	Caa3	7.625%	04/15/12	1,000	1,008,750
Intelsat Subsidiary Holding Co. SA (Bermuda), Gtd. Notes	B3	8.875%	01/15/15	2,300	2,337,375
LIN Television Corp., Gtd. Notes(e)	B3	6.500%	05/15/13	1,895	1,847,625
Medianews Group, Inc., Sr. Sub. Notes(g)	NR	6.375%	04/01/14	625	63
Medianews Group, Inc., Sr. Sub. Notes(g)	NR	6.875%	10/01/13	1,375	138
Morris Publishing Group LLC, Sec’d. Notes	NR	10.000%	09/01/14	354	334,980
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes	Caa1	10.000%	08/01/14	4,100	4,192,250
Rainbow National Services LLC, Gtd. Notes, 144A	B1	10.375%	09/01/14	205	213,456
Salem Communications Corp., Sr. Sec’d. Notes	B2	9.625%	12/15/16	4,219	4,345,570
Sinclair Broadcast Group, Inc., Gtd. Notes(e)	Caa1	8.000%	03/15/12	9,257	9,037,146
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	B2	9.250%	11/01/17	5,200	5,252,000
SSI Investments II/SSI Co.-Issuer LLC, Sr. Unsec’d. Notes, 144A	Caa1	11.125%	06/01/18	11,700	11,875,500
Universal City Development Partners Ltd., Sr. Notes, 144A (original cost $1,779,750; purchased 10/28/09)(d)	B3	8.875%	11/15/15	1,800	1,809,000

SEE NOTES TO FINANCIAL STATEMENTS.

A92

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Media & Entertainment (continued)
Universal City Development Partners Ltd., Sr. Sub. Notes, 144A (original cost $1,136,154; purchased 10/27/09)(d)	B3	10.875%	11/15/16	$1,150	$1,173,000
Univision Communications, Inc., Gtd. Notes, PIK, 144A(e)	Caa2	9.750%	03/15/15	11,005	9,161,250
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.500%	06/15/16	6,775	7,215,375

					111,601,728

Metals — 1.9%
Aleris International, Inc., Gtd. Notes, PIK(g)	NR	9.000%	12/15/14	2,200	16,445
Century Aluminum Co., Sr. Sec’d. Notes	B(c)	8.000%	05/15/14	1,583	1,491,619
Consol Energy, Inc., Gtd. Notes, 144A(e)	B1	8.000%	04/01/17	1,575	1,626,188
Consol Energy, Inc., Gtd. Notes, 144A(e)	B1	8.250%	04/01/20	1,750	1,824,375
FMG Finance (Australia), Sr. Sec’d. Notes, 144A	B2	10.000%	09/01/13	4,125	4,331,250
FMG Finance (Australia), Sr. Sec’d. Notes, 144A	B2	10.625%	09/01/16	5,595	6,154,500
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	325	357,500
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125%	12/01/15	4,020	4,221,000
Novelis, Inc. (Canada), Gtd. Notes(e)	Caa1	7.250%	02/15/15	8,700	8,395,500
Patriot Coal Corp., Gtd. Notes(e)	B3	8.250%	04/30/18	2,475	2,382,187
Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp., Gtd. Notes	B2	8.250%	04/15/18	2,475	2,431,687
Ryerson, Inc., Sr. Sec’d. Notes	Caa1	12.000%	11/01/15	1,645	1,682,013
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa3	10.750%	05/15/19	2,500	3,063,250
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	7.000%	02/01/18	460	454,825

					38,432,339

Non-Captive Finance — 4.8%
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN	B2	5.375%	10/01/12	6,250	5,656,250
American General Finance Corp., Sr. Unsec’d. Notes, MTN	B2	6.900%	12/15/17	13,850	11,028,063
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.000%	05/01/13	488	466,872
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.000%	05/01/14	4,931	4,647,839
CIT Group, Inc., Sr. Sec’d. Notes	B3	7.000%	05/01/15	731	674,711
CIT Group, Inc., Sr. Sec’d. Notes(e)	B3	7.000%	05/01/16	12,944	11,811,391
CIT Group, Inc., Sr. Sec’d. Notes(e)	B3	7.000%	05/01/17	10,627	9,563,929
GMAC, Inc., Gtd. Notes	B3	6.625%	05/15/12	4,625	4,625,000
GMAC, Inc., Gtd. Notes, Ser. 8	B3	6.750%	12/01/14	5,400	5,224,500
GMAC, Inc., Gtd. Notes, 144A	B3	8.000%	03/15/20	4,000	3,910,000
GMAC, Inc., Gtd. Notes, 144A(e)	B3	8.300%	02/12/15	1,425	1,442,813
GMAC, Inc., Notes	B3	6.875%	08/28/12	4,925	4,937,313
HSBC Finance Capital Trust IX, Ltd. Gtd. Notes(a)	Baa1	5.911%	11/30/35	100	84,000
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	4.750%	01/13/12	2,500	2,365,625
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.450%	03/24/11	1,250	1,231,875
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.750%	06/15/11	2,870	2,816,187
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	6.375%	03/25/13	4,600	4,312,500
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A	B1	8.625%	09/15/15	9,340	8,849,650
International Lease Finance Corp., Sr. Unsec’d. Notes, 144A	B1	8.750%	03/15/17	8,000	7,580,000
Jet Equipment Trust, Ser. 94-A, 144A(b)	NR	10.000%	06/15/12	116	81,192
Jet Equipment Trust, Sr. Unsec’d. Notes, Ser. 95-B, 144A(g)	NR	7.630%	08/15/12	11	6,571
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	4,400	3,864,018

					95,180,299

Packaging — 2.3%
Berry Plastics Corp., Sec’d. Notes(a)	Caa1	4.412%	09/15/14	2,025	1,736,438
Berry Plastics Corp., Sec’d. Notes(e)	Caa1	8.875%	09/15/14	6,750	6,496,875
Berry Plastics Corp., Sr. Sec’d. Notes, 144A	Caa1	9.500%	05/15/18	4,225	3,865,875
Crown Americas LLC / Crown Americas Capital Corp., Gtd. Notes(e)	Ba3	7.625%	11/15/13	1,676	1,722,090
Exopack Holding Corp., Gtd. Notes	B3	11.250%	02/01/14	7,845	7,943,062
Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes, 144A(e)	Caa1	8.250%	01/01/17	3,550	3,496,750
Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes(e)	Caa1	9.875%	10/15/14	3,150	3,220,875
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	4,970	4,876,813

SEE NOTES TO FINANCIAL STATEMENTS.

A93

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Packaging (continued)
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $3,201,500; purchased 12/02/05-5/21/10)(b)(d)	B3	8.500%	12/15/15	$3,175	$3,184,525
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $1,993,876; purchased 7/23/09)(b)(d)	B3	10.625%	08/15/19	2,040	2,264,400
Reynolds Escrow Sr. Sec’d. Notes, 144A	B1	7.750%	10/15/16	7,600	7,429,000

					46,236,703

Paper — 1.7%
Cascades, Inc. (Canada), Gtd. Notes	Ba3	7.750%	12/15/17	3,900	3,880,500
Cascades, Inc. (Canada), Gtd. Notes	Ba3	7.875%	01/15/20	2,775	2,761,125
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B1	11.500%	06/01/14	7,090	7,657,200
Domtar Corp., Gtd. Notes, Ser. GLOB	Ba3	7.125%	08/15/15	338	354,900
Domtar Corp., Sr. Unsec’d. Notes	Ba3	10.750%	06/01/17	1,125	1,350,000
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $335,986; purchased 03/12/08)(d)	Ba2	7.000%	01/15/15	350	353,500
Georgia-Pacific Corp., Gtd. Notes, 144A (original cost $442,680; purchased 12/31/06-7/18/08)(d)	Ba2	7.125%	01/15/17	476	485,520
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $6,408,340; purchased 4/20/09-5/17/10)(d)	Ba2	8.250%	05/01/16	6,500	6,930,625
Graphic Packaging International, Inc., Gtd. Notes(e)	B3	9.500%	06/15/17	2,525	2,638,625
NewPage Corp., Sec’d. Notes(e)	Caa2	10.000%	05/01/12	4,475	2,427,687
NewPage Corp., Sr. Sec’d. Notes(e)	B2	11.375%	12/31/14	1,425	1,293,187
PH Glatfelter, Gtd. Notes, 144A	Ba2	7.125%	05/01/16	2,350	2,291,250
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	845	906,263

					33,330,382

Pipelines & Other — 0.9%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	7.125%	05/20/16	2,225	2,213,875
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	B2	8.625%	06/15/20	3,300	3,300,000
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Gtd. Notes, Ser. B	B1	8.750%	04/15/18	2,000	2,020,000
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625%	07/15/11	2,490	2,568,619
Targa Resources Partners LP, Gtd. Notes	B2	8.250%	07/01/16	3,725	3,659,813
Targa Resources Partners LP, Gtd. Notes, 144A	B2	11.250%	07/15/17	4,475	4,900,125

					18,662,432

Retailers — 1.8%
Federated Retail Holdings, Inc., Gtd. Notes	Ba1	5.900%	12/01/16	500	501,250
Gamestop Corp. / Gamestop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	2,700	2,774,250
Neiman Marcus Group, Inc., Gtd. Notes, PIK(e)	Caa1	9.000%	10/15/15	7,391	7,409,182
Pantry, Inc., Gtd. Notes	Caa1	7.750%	02/15/14	5,850	5,645,250
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125%	04/15/17	3,510	3,439,800
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%	10/15/20	3,525	3,428,063
Rite Aid Corp., Sr. Sec’d. Notes	Caa2	7.500%	03/01/17	4,315	3,818,775
Rite Aid Corp., Sr. Sec’d. Notes(e)	Caa2	10.375%	07/15/16	355	358,106
Susser Holdings LLC, Gtd. Notes, 144A	B2	8.500%	05/15/16	4,750	4,750,000
Toys “R” US Property Co. LLC, Sr. Sec’d. Notes, 144A	Ba2	8.500%	12/01/17	3,450	3,536,250

					35,660,926

Technology — 12.0%
Advanced Micro Devices, Inc., Unsec’d. Notes, 144A(e)	Ba3	8.125%	12/15/17	8,275	8,233,625
Avaya, Inc., Gtd. Notes	Caa2	9.750%	11/01/15	19,375	18,164,062
DuPont Fabros Technology LP, Gtd. Notes, 144A	Ba2	8.500%	12/15/17	9,675	9,916,875
Eastman Kodak Co., Sr. Sec’d. Notes, 144A(e)	Ba3	9.750%	03/01/18	3,675	3,619,875
First Data Corp., Gtd. Notes(e)	Caa1	9.875%	09/24/15	12,795	9,724,200
Freescale Semiconductor, Inc., Gtd. Notes(e)	Caa2	8.875%	12/15/14	3,950	3,604,375
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(e)	B2	9.250%	04/15/18	6,800	6,715,000

SEE NOTES TO FINANCIAL STATEMENTS.

A94

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Technology (continued)
GXS Worldwide, Inc., Sr. Sec’d. Notes, 144A(e)	B2	9.750%	06/15/15	$5,925	$5,658,375
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%	07/01/16	8,261	8,694,703
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co., Sr. Notes, 144A	B2	10.500%	04/15/18	1,775	1,806,062
Nortel Networks Ltd. (Canada), Gtd. Notes(g)	NR	10.125%	07/15/13	3,050	2,462,875
NXP BV / NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, Ser. ExCH(a)	C	3.053%	10/15/13	1,100	940,500
NXP BV / NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, Ser. ExCH	C	7.875%	10/15/14	32,600	29,910,500
Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A	Ba1	6.875%	05/01/20	3,000	2,850,000
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.375%	10/01/11	4,725	4,843,125
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	23,545	26,841,300
Sensata Technologies BV (Netherlands), Gtd. Notes(e)	Caa1	8.000%	05/01/14	16,970	17,606,375
Serena Software, Inc., Gtd. Notes	Caa1	10.375%	03/15/16	4,840	4,610,100
STATS ChipPAC Ltd. (Singapore), Gtd. Notes	Ba1	6.750%	11/15/11	3,360	3,376,800
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%	08/15/13	2,080	2,113,800
Sungard Data Systems, Inc., Gtd. Notes(e)	Caa1	10.250%	08/15/15	13,050	13,474,125
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.625%	05/15/15	14,925	15,951,094
Trans Union LLC/Transunion Financing Corp., Gtd. Notes, 144A(e)	B3	11.375%	06/15/18	12,800	13,248,000
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba3	12.750%	10/15/14	5,050	5,643,375
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba3	14.250%	09/15/15	4,500	5,197,500
Unisys Corp., Sr. Unsec’d. Notes	Caa1	12.500%	01/15/16	6,250	6,750,000
Wireco Worldgroup, Sr. Unsec’d. Notes, 144A(e)	B3	9.500%	05/15/17	7,450	7,263,750

					239,220,371

Telecommunications — 4.0%
Cincinnati Bell, Inc., Gtd. Notes(e)	B3	8.750%	03/15/18	1,600	1,452,000
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	Caa1	12.000%	12/01/15	4,000	3,985,000
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(e)	Caa1	12.000%	12/01/15	23,555	23,348,894
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	05/01/14	900	933,750
GCI, Inc., Sr. Unsec’d. Notes	B2	8.625%	11/15/19	2,250	2,244,375
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(b)(g)	NR	8.765%	05/01/13	4,550	79,625
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(b)(g)	NR	12.500%	05/01/15	1,950	195
New Communications Holdings, Inc., Sr. Notes, 144A(e)	Ba2	8.250%	04/15/17	2,875	2,885,781
New Communications Holdings, Inc., Sr. Notes, 144A	Ba2	8.500%	04/15/20	2,875	2,882,187
New Communications Holdings, Inc., Sr. Notes, 144A(e)	Ba2	8.750%	04/15/22	5,375	5,375,000
Nextel Communications, Inc., Gtd. Notes, Ser. E	Ba2	6.875%	10/31/13	1,250	1,210,937
Northwestern Bell Telephone, Sr. Unsec’d. Notes	Ba1	7.750%	05/01/30	750	686,250
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.250%	02/15/11	500	510,000
Qwest Communications International, Inc., Gtd. Notes, 144A(e)	Ba3	7.125%	04/01/18	1,450	1,446,375
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.500%	10/01/14	415	441,456
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.625%	06/15/15	3,444	3,685,080
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%	09/01/11	25	26,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.375%	05/01/16	2,200	2,403,500
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	250	268,125
SBA Telecommunications, Inc., Gtd. Notes, 144A	Ba3	8.000%	08/15/16	1,335	1,381,725
SBA Telecommunications, Inc., Gtd. Notes, 144A	Ba3	8.250%	08/15/19	1,335	1,405,088
Sprint Capital Corp., Gtd. Notes	Ba3	6.875%	11/15/28	1,500	1,245,000
Sprint Capital Corp., Gtd. Notes	Ba3	6.900%	05/01/19	1,575	1,425,375
Sprint Capital Corp., Gtd. Notes	Ba3	7.625%	01/30/11	720	732,600
Sprint Capital Corp., Gtd. Notes(e)	Ba3	8.375%	03/15/12	2,400	2,517,000
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba3	6.000%	12/01/16	2,970	2,665,575
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba3	8.375%	08/15/17	1,800	1,800,000
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A	B2	11.750%	07/15/17	6,300	6,457,500
Windstream Corp., Gtd. Notes	Ba3	7.875%	11/01/17	890	868,863
Windstream Corp., Gtd. Notes	Ba3	8.625%	08/01/16	5,970	6,014,775

					80,378,031

TOTAL CORPORATE BONDS (cost $1,728,605,782)					1,774,722,200

SEE NOTES TO FINANCIAL STATEMENTS.

A95

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

MUNICIPAL BOND — 0.1%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Oakland Calif. Uni. Sch. Dist. Alameda Cnty., BABs (cost $1,100,000)	A1	9.500%	08/01/34	$1,100	$1,193,885

				Shares
COMMON STOCKS — 0.3%
Cable
Adelphia Recovery Trust(b)(h)				500,000	500

Consumer
IHF Holdings.(h)				18,093	181

Electric
Mirant Corp.(h)				2,240	23,654

Media & Entertainment — 0.2%
DEX One Corp.(e)(h)				182,429	3,466,151
Virgin Media, Inc.				8,521	142,216

					3,608,367

Pipelines & Other
SemGroup Corp. (Class A Stock)(h)				3,493	91,691

Technology — 0.1%
Xerox Corp.				137,561	1,105,991

Telecommunications
Netia SA (Poland)(h)				238,168	330,810

TOTAL COMMON STOCKS (cost $27,554,144)					5,161,194

PREFERRED STOCKS
Building Materials & Construction
New Millenium Homes LLC (original cost $0; purchased 7/28/05)(b)(d)(h)				3,000	711,000

Cable
Adelphia Communications Corp., PIK, 13.00%(b)(h)				5,000	5
PTV, Inc., Ser. A, 10.00%(h)				13	1

					6

TOTAL PREFERRED STOCKS (cost $4,765)					711,006

			Expiration Date	Units
WARRANTS(b)(h)
Pipelines & Other
SemGroup Corp. (cost $206,535)			11/30/14	3,676	15,072

TOTAL LONG-TERM INVESTMENTS (cost $1,889,428,310)					1,918,615,168

SEE NOTES TO FINANCIAL STATEMENTS.

A96

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

SHORT-TERM INVESTMENTS — 18.1%	Shares	Value (Note 2)

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(Note 4)(i)	503,659	$4,417,091
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $354,680,873; includes $322,792,644 of cash collateral received for securities on loan)(Note 4)(i)(j)	354,680,873	354,680,873

TOTAL SHORT-TERM INVESTMENTS (cost $359,473,136)		359,097,964

TOTAL INVESTMENTS(k) — 114.7% (cost $2,248,901,446)		2,277,713,132
LIABILITIES IN EXCESS OF OTHER ASSETS(l) (14.7)%		(291,669,393)

NET ASSETS — 100.0%		$1,986,043,739

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind

†	The ratings reflected are as of June 30, 2010. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

(b)	Indicates a security that has been deemed illiquid.

(c)	Standard & Poor’s Rating.

(d)	Indicates a restricted security; the aggregate original cost of such securities is $99,084,979. The aggregate value of $106,952,812 is approximately 5.4% of net assets.

(e)	All or a portion of security is on loan. The aggregate market value of such securities is $315,108,595; cash collateral of $322,792,644 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(f)	Amount is actual; not rounded to thousands.

(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(h)	Non-income producing security.

(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.

(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	As of June 30, 2010, 6 securities representing $1,044,321 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(l)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on credit default swap agreements as follows:

Credit default swap agreements outstanding at June 30, 2010:

Counterparty	Termination Date	Notional Amount (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation
Buy Protection(1):
JPMorgan Chase Bank	6/20/2013	$5,000	6.650%	Tenet Healthcare Corp., 7.375%, 2/01/13	$(294,401)	$—	$(294,401)
Goldman Sachs International	6/20/2019	2,500	5.000%	Sprint Nextel Corp., 6.000%, 12/01/16	(75,176)	(12,114)	(63,062)
Barclays Bank PLC	6/20/2019	2,500	5.000%	Sprint Nextel Corp., 6.000%, 12/01/16	(75,176)	(33,454)	(41,722)

					$(444,753)	$(45,568)	$(399,185)

SEE NOTES TO FINANCIAL STATEMENTS.

A97

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Credit default swap agreements outstanding at June 30, 2010 (continued):

Counterparty	Termination Date	Implied Credit Spread at June 30, 2010(3)	Notional Amount (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit default swaps on corporate issues-Sell Protection(2)
Deutsche Bank AG	12/20/2014	6.900%	$9,000	5.000%	Ford Motor Co., 6.500%, 8/01/18	$(610,331)	$(1,175,000)	$564,669
Goldman Sachs International	3/20/2016	5.324%	3,150	4.100%	NRG Energy, Inc., 7.250%, 2/01/14	(173,021)	—	(173,021)

						$(783,352)	$(1,175,000)	$391,648

The Portfolio entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$3,160,000	$408,748
Residential Mortgage-Backed Securities	—	933,689	—
Bank Loans	—	128,585,988	—
Collateralized Mortgage Obligations	—	3,723,386	—
Corporate Bonds	—	1,774,720,375	1,825
Municipal Bond	—	1,193,885	—
Common Stocks	4,738,012	330,810	92,372
Preferred Stocks	1	—	711,005
Warrants	—	—	15,072
Affiliated Mutual Funds	359,097,964	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	(7,537)	—

Total	$363,835,977	$1,912,640,596	$1,229,022

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A98

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Mutual Funds (including 16.3% of collateral received for securities on loan)	18.1%
Technology	12.8
Healthcare & Pharmaceutical	11.7
Capital Goods	7.2
Electric	6.1
Energy—Other	6.1
Media & Entertainment	5.8
Cable	5.3
Non-Captive Finance	4.8
Automotive	4.2
Gaming	4.1
Telecommunications	4.1
Consumer	3.1
Chemicals	3.0
Foods	2.8

Packaging	2.3%
Metals	1.9
Retailers	1.9
Paper	1.7
Aerospace & Defense	1.4
Building Materials & Construction	1.4
Banking	1.1
Pipelines & Other	1.1
Lodging	1.0
Life Insurance	0.5
Healthcare Insurance	0.4
Airlines	0.3
Collateralized Mortgage Obligations	0.2
Non-Residential Mortgage-Backed Securities	0.2
Municipal Bond	0.1

114.7
Liabilities in excess of other assets	(14.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$564,669	Unrealized depreciation on swap agreements	$572,206
Credit contracts	—	—	Premium received for swap agreements	1,220,568
Equity contracts	Unaffiliated investments	15,072	—	—

Total		$579,741		$1,792,774

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps	Warrants	Total
Credit contracts	$191,308	$—	$191,308
Equity contracts	—	(1,039,826)	(1,039,826)

Total	$191,308	$(1,039,826)	$(848,518)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps	Warrants	Total
Credit contracts	$(89,907)	$—	$(89,907)
Equity contracts	—	1,038,344	1,038,344

Total	$(89,907)	$1,038,344	$948,437

For the six months ended June 30, 2010, the Portfolio’s average notional amount for credit default swaps as buyer was $16,500,000 and the average notional amount for credit default swaps as writer was $16,483,333.

SEE NOTES TO FINANCIAL STATEMENTS.

A99

HIGH YIELD BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2010

ASSETS
Investments, at value including securities on loan of $315,108,595:
Unaffiliated investments (cost $1,889,428,310)	$1,918,615,168
Affiliated investments (cost $359,473,136)	359,097,964
Cash	8,918,337
Dividends and interest receivable	37,125,334
Receivable for investments sold	27,310,086
Unrealized appreciation on swap agreements	564,669
Receivable for Series shares sold	3,989
Prepaid expenses	4,364

Total Assets	2,351,639,911

LIABILITIES
Collateral for securities on loan	322,792,644
Payable for investments purchased	39,347,422
Premium received for swap agreements	1,220,568
Management fee payable	890,057
Payable for Series shares repurchased	673,076
Unrealized depreciation on swap agreements	572,206
Accrued expenses and other liabilities	93,804
Deferred trustees’ fees	5,518
Affiliated transfer agent fee payable	877

Total Liabilities	365,596,172

NET ASSETS	$1,986,043,739

Net assets were comprised of:
Paid-in capital	$2,354,814,082
Retained earnings	(368,770,343)

Net assets, June 30, 2010	$1,986,043,739

Net asset value and redemption price per share, $1,986,043,739 / 413,921,031 outstanding shares of beneficial interest	$4.80

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated interest	$91,686,138
Affiliated income from securities loaned, net	306,330
Affiliated dividend income	88,092
Unaffiliated dividend income	12,421

92,092,981

EXPENSES
Management fee	5,398,244
Custodian’s fees and expenses	134,000
Shareholders’ reports	71,000
Insurance expenses	15,000
Trustees’ fees	15,000
Audit fee	14,000
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	5,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Miscellaneous	9,430

Total expenses	5,672,674

NET INVESTMENT INCOME	86,420,307

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SWAPS
Net realized gain on:
Investment transactions	49,433,390
Swap agreement transactions	191,308

49,624,698

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $105,137)	(63,562,970)
Swaps	(89,907)

(63,652,877)

NET LOSS ON INVESTMENTS AND SWAPS	(14,028,179)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,392,128

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$86,420,307	$149,665,312
Net realized gain (loss) on investment and swap agreement transactions	49,624,698	(99,956,237)
Net change in unrealized appreciation (depreciation) on investments and swaps	(63,652,877)	535,313,745

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	72,392,128	585,022,820

DISTRIBUTIONS	(86,268,416)	(146,754,201)

SERIES SHARE TRANSACTIONS:
Series shares sold [5,235,649 and 4,625,109 shares, respectively]	25,394,920	19,572,637
Series shares issued in reinvestment of distributions [18,016,795 and 34,474,693 shares, respectively]	86,268,416	146,754,201
Net asset value of shares issued in merger [0 and 33,152,623 shares, respectively] (Note 10)	—	157,806,487
Series shares repurchased [10,240,630 and 14,949,827 shares, respectively]	(50,035,346)	(63,973,510)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	61,627,990	260,159,815

TOTAL INCREASE IN NET ASSETS	47,751,702	698,428,434
NET ASSETS:
Beginning of period	1,938,292,037	1,239,863,603

End of period	$1,986,043,739	$1,938,292,037

SEE NOTES TO FINANCIAL STATEMENTS.

A100

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 99.2%	Shares	Value (Note 2)

Aerospace & Defense — 4.4%
Boeing Co. (The)	281,894	$17,688,849
Precision Castparts Corp.	186,704	19,215,576
United Technologies Corp.	230,562	14,965,779

		51,870,204

Auto Components — 0.8%
Johnson Controls, Inc.	337,232	9,061,424

Automobiles — 0.2%
Harley-Davidson, Inc.(a)	118,723	2,639,212

Biotechnology — 3.3%
Celgene Corp.(b)	391,599	19,901,061
Gilead Sciences, Inc.(b)	292,388	10,023,061
Vertex Pharmaceuticals, Inc.(b)	280,510	9,228,779

		39,152,901

Capital Markets — 3.5%
Charles Schwab Corp. (The)	1,037,609	14,713,296
Goldman Sachs Group, Inc. (The)	115,307	15,136,350
Morgan Stanley	485,216	11,261,863

		41,111,509

Communications Equipment — 4.0%
Cisco Systems, Inc.(b)	1,178,796	25,120,143
Juniper Networks, Inc.(b)	941,012	21,473,894

		46,594,037

Computers & Peripherals — 10.9%
Apple, Inc.(b)	265,852	66,869,753
Hewlett-Packard Co.	801,768	34,700,519
NetApp, Inc.(b)	691,487	25,799,380

		127,369,652

Construction & Engineering — 0.5%
Quanta Services, Inc.(a)(b)	277,423	5,728,785

Diversified Financial Services — 1.5%
JPMorgan Chase & Co.	472,201	17,287,279

Electronic Equipment & Instruments — 1.2%
Agilent Technologies, Inc.(b)	489,055	13,903,834

Energy Equipment & Services — 3.0%
Schlumberger Ltd.	624,417	34,555,237

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	220,428	12,086,067
Whole Foods Market, Inc.(a)(b)	242,379	8,730,492

		20,816,559

Food Products — 2.8%
Kraft Foods, Inc. (Class A Stock)	522,094	14,618,632
Mead Johnson Nutrition Co.	113,429	5,685,061
Unilever PLC (United Kingdom)	478,400	12,788,586

		33,092,279

Healthcare Equipment & Supplies — 1.5%
Alcon, Inc.	116,601	17,279,102

Healthcare Providers & Services — 3.6%
Express Scripts, Inc.(b)	319,208	15,009,160
Medco Health Solutions, Inc.(b)	495,880	27,313,070

		42,322,230

COMMON STOCKS (continued)	Shares	Value (Note 2)

Hotels Restaurants & Leisure — 2.1%
Marriott International, Inc. (Class A Stock)	565,990	$16,945,740
Starbucks Corp.	299,329	7,273,695

		24,219,435

Household Products — 1.2%
Colgate-Palmolive Co.	175,014	13,784,103

Industrial Conglomerates — 1.1%
Koninklijke Philips Electronics NV (Netherlands)	442,668	13,219,010

Internet & Catalog Retail — 3.5%
Amazon.com, Inc.(b)	369,777	40,401,835

Internet Software & Services — 4.9%
Baidu, Inc. (China), ADR(b)	190,510	12,969,921
Google, Inc. (Class A Stock)(b)	76,394	33,991,510
Tencent Holdings Ltd. (China)	648,831	10,749,345

		57,710,776

IT Services — 6.4%
International Business Machines Corp.	98,039	12,105,856
Mastercard, Inc. (Class A Stock)(a)	152,153	30,359,088
Visa, Inc. (Class A Stock)	452,471	32,012,323

		74,477,267

Life Sciences Tools & Services — 0.8%
Illumina, Inc.(a)(b)	227,723	9,912,782

Machinery — 1.6%
Cummins, Inc.	69,972	4,557,276
Ingersoll-Rand PLC(a)	395,513	13,641,244

		18,198,520

Media — 3.0%
Walt Disney Co. (The)	1,111,251	35,004,406

Multiline Retail — 3.0%
Dollar General Corp.(b)	515,104	14,191,115
Target Corp.	419,932	20,648,057

		34,839,172

Oil, Gas & Consumable Fuels — 3.7%
Occidental Petroleum Corp.	391,556	30,208,545
Southwestern Energy Co.(b)	326,169	12,603,170

		42,811,715

Pharmaceuticals — 6.0%
Abbott Laboratories	398,257	18,630,463
Allergan, Inc.	16,993	990,012
Mylan, Inc.(a)(b)	576,359	9,821,157
Roche Holding AG (Switzerland), ADR	309,797	10,626,037
Shire PLC (Ireland), ADR(a)	119,994	7,365,232
Teva Pharmaceutical Industries Ltd. (Israel), ADR	438,813	22,813,888

		70,246,789

Road & Rail — 0.6%
Union Pacific Corp.	107,079	7,443,061

SEE NOTES TO FINANCIAL STATEMENTS.

A101

JENNISON PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Semiconductors & Semiconductor Equipment — 3.2%
Broadcom Corp. (Class A Stock)	325,261	$10,723,855
Intel Corp.	970,370	18,873,696
Marvell Technology Group Ltd.(b)	481,276	7,584,910

		37,182,461

Software — 7.9%
Adobe Systems, Inc.(b)	899,391	23,770,904
Microsoft Corp.	1,464,123	33,689,470
Salesforce.com, Inc.(a)(b)	249,220	21,388,061
VMware, Inc. (Class A Stock)(a)(b)	218,251	13,660,330

		92,508,765

Specialty Retail — 2.3%
Home Depot, Inc.	288,454	8,096,904
Staples, Inc.	587,528	11,192,408
Tiffany & Co.	202,945	7,693,645

		26,982,957

Textiles, Apparel & Luxury Goods — 4.9%
Coach, Inc.	371,005	13,560,233
NIKE, Inc. (Class B Stock)(a)	430,694	29,093,379
Polo Ralph Lauren Corp. (Class A Stock)	193,107	14,089,087

		56,742,699

TOTAL LONG-TERM INVESTMENTS (cost $954,890,948)		1,158,469,997

SHORT-TERM INVESTMENT — 12.0%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $139,536,662; includes $128,067,071 of cash collateral received for securities on loan)(Note 4)(c)(d)	139,536,662	139,536,662

TOTAL INVESTMENTS(e) — 111.2% (cost $1,094,427,610)		1,298,006,659

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.2)%		(130,515,981)

NET ASSETS — 100.0%		$1,167,490,678

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $123,498,217; cash collateral of $128,067,071 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(e)	As of June 30, 2010, 3 securities representing $36,756,941 and 3.1% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,121,713,056	$36,756,941	$—
Affiliated Money Market Mutual Fund	139,536,662	—	—

Total	$1,261,249,718	$36,756,941	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (including 11.0% of collateral received for securities on loan)	12.0%
Computers & Peripherals	10.9
Software	7.9
IT Services	6.4
Pharmaceuticals	6.0
Internet Software & Services	4.9
Textiles, Apparel & Luxury Goods	4.9
Aerospace & Defense	4.4
Communications Equipment	4.0
Oil, Gas & Consumable Fuels	3.7
Healthcare Providers & Services	3.6
Capital Markets	3.5
Internet & Catalog Retail	3.5
Biotechnology	3.3
Semiconductors & Semiconductor Equipment	3.2
Energy Equipment & Services	3.0
Media	3.0
Multiline Retail	3.0
Food Products	2.8
Specialty Retail	2.3
Hotels Restaurants & Leisure	2.1
Food & Staples Retailing	1.8
Machinery	1.6
Diversified Financial Services	1.5
Healthcare Equipment & Supplies	1.5
Electronic Equipment & Instruments	1.2

SEE NOTES TO FINANCIAL STATEMENTS.

A102

JENNISON PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Household Products	1.2%
Industrial Conglomerates	1.1
Auto Components	0.8
Life Sciences Tools & Services	0.8
Road & Rail	0.6
Construction & Engineering	0.5
Automobiles	0.2

111.2
Liabilities in excess of other assets	(11.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A103

JENNISON PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2010

ASSETS
Investments, at value including securities on loan of $123,498,217:
Unaffiliated investments (cost $954,890,948)	$1,158,469,997
Affiliated investments (cost $139,536,662)	139,536,662
Cash	72,286
Dividends and interest receivable	949,758
Foreign tax reclaim receivable	309,147
Receivable for Series shares sold	193,411
Prepaid expenses	2,318

Total Assets	1,299,533,579

LIABILITIES
Collateral for securities on loan	128,067,071
Payable for investments purchased	2,950,905
Management fee payable	618,433
Accrued expenses and other liabilities	264,401
Payable for Series shares repurchased	129,560
Distribution fee payable	6,349
Administration fee payable	3,809
Deferred trustees’ fees	1,496
Affiliated transfer agent fee payable	877

Total Liabilities	132,042,901

NET ASSETS	$1,167,490,678

Net assets were comprised of:
Paid-in capital	$1,816,213,602
Retained earnings	(648,722,924)

Net assets, June 30, 2010	$1,167,490,678

Class I:
Net asset value and redemption price per share, $1,138,630,422 / 61,240,701 outstanding shares of beneficial interest	$18.59

Class II:
Net asset value and redemption price per share, $28,860,256 / 1,572,830 outstanding shares of beneficial interest	$18.35

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $172,768)	$6,181,661
Affiliated income from securities loaned, net	61,037
Affiliated dividend income	14,529

6,257,227

EXPENSES
Management fee	3,858,714
Distribution fee—Class II	29,840
Administration fee—Class II	17,904
Shareholders’ reports	87,000
Custodian’s fees and expenses	79,000
Trustees’ fees	13,000
Insurance expenses	13,000
Audit fee	13,000
Commitment fee on syndicated credit agreement	6,000
Legal fees and expenses	5,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Loan interest expense (Note 8)	208
Miscellaneous	8,293

Total expenses	4,135,959

NET INVESTMENT INCOME	2,121,268

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	66,667,143
Foreign currency transactions	(36,762)

66,630,381

Net change in unrealized appreciation (depreciation) on:
Investments	(209,187,719)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(142,557,338)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(140,436,070)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$2,121,268	$5,487,269
Net realized gain on investments and foreign currencies	66,630,381	79,995,658
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(209,187,719)	373,411,919

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(140,436,070)	458,894,846

DISTRIBUTIONS:
Class I	(5,475,228)	(8,584,877)
Class II	(5,201)	(43,518)

TOTAL DISTRIBUTIONS	(5,480,429)	(8,628,395)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	24,748,417	59,834,121
Series shares issued in reinvestment of distributions	5,480,429	8,628,395
Net asset value of shares issued in merger (Note 10)	42,323,832	—
Series shares repurchased	(78,118,910)	(359,926,940)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(5,566,232)	(291,464,424)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(151,482,731)	158,802,027
NET ASSETS:
Beginning of period	1,318,973,409	1,160,171,382

End of period	$1,167,490,678	$1,318,973,409

SEE NOTES TO FINANCIAL STATEMENTS.

A104

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Certificates of Deposit — 11.5%
Bank of America NA, MTN(a)	0.377%	08/23/10	$9,000	$9,000,000
BNP Paribas	0.250%	07/06/10	18,000	17,999,975
BNP Paribas	0.600%	09/17/10	8,000	8,000,000
Chase Bank USA NA	0.250%	07/14/10	29,000	29,000,000
Royal Bank of Scotland (The)	0.948%	07/19/10	10,000	10,000,000
State Street Bank & Trust Co.	0.420%	08/19/10	25,000	25,000,000
Sumitomo Mitsui Banking Corp./New York	0.390%	07/19/10	4,000	4,000,000
Sumitomo Mitsui Banking Corp./New York	0.500%	09/22/10	30,000	30,000,000

				132,999,975

Commercial Paper — 48.6%
AT&T, Inc., 144A(b)	0.190%	07/13/10	23,000	22,998,543
Australia and New Zealand Banking, 144A(b)	0.490%	09/30/10	30,000	29,962,842
Citigroup Funding, Inc.(b)	0.350%	07/09/10	10,000	9,999,222
Citigroup Funding, Inc.(b)	0.350%	07/15/10	11,000	10,998,503
Commonwealth Bank of Australia, 144A(b)	0.410%	08/12/10	15,000	14,992,825
Credit Suisse (New York)(b)	0.500%	09/13/10	13,000	12,986,639
DNB Norbank ASA(b)	0.520%	08/26/10	30,000	29,975,733
Electricite de France, 144A(b)	0.350%	07/12/10	6,000	5,999,358
Electricite de France, 144A(b)	0.320%	07/28/10	4,000	3,999,040
ENI Coordination, 144A(b)	0.400%	07/12/10	13,000	12,998,411
European Investment Bank(b)	0.190%	07/06/10	30,000	29,999,208
GDF Suez, 144A(b)	0.350%	07/06/10	9,000	8,999,562
GDF Suez, 144A(b)	0.350%	07/12/10	12,000	11,998,717
Hewlett-Packard Co., 144A(b)	0.180%	07/07/10	8,000	7,999,760
International Finance Corp.(b)	0.120%	07/02/10	19,000	18,999,937
International Finance Corp.(b)	0.150%	07/14/10	15,000	14,999,187
National Australia Funding Delaware, 144A(b)	0.470%	09/01/10	19,000	18,984,621
Nestle Capital Corp., 144A(b)	0.210%	07/19/10	8,675	8,674,089
New York Life Capital Corp., 144A(b)	0.260%	07/14/10	5,002	5,001,530
Nordea North America(b)	0.460%	09/15/10	23,000	22,977,664
Old Line Funding LLC, 144A(b)	0.400%	08/03/10	12,633	12,628,368
Old Line Funding LLC, 144A(b)	0.400%	08/11/10	14,000	13,993,622
Old Line Funding LLC, 144A(b)	0.400%	08/20/10	5,000	4,997,222
Procter & Gamble International Funding, 144A(b)	0.160%	07/15/10	20,000	19,998,756
Rabobank USA Financial Corp.(b)	0.480%	09/02/10	50,000	49,958,000
State Street Corp., 144A(b)	0.415%	08/16/10	4,000	3,997,879
Straight-A Funding LLC, 144A(b)	0.250%	07/07/10	5,000	4,999,792
Straight-A Funding LLC(b)	0.390%	08/04/10	28,355	28,344,556
Straight-A Funding LLC, 144A(b)	0.410%	09/07/10	20,000	19,984,511
Total Capital Canada Ltd., 144A(b)	0.280%	07/14/10	8,000	7,999,191
Total Capital Canada Ltd., 144A(b)	0.280%	07/16/10	15,000	14,998,250
U.S. Bank National Association(b)	0.250%	07/28/10	25,000	24,995,313
UBS Finance (Delaware) LLC(b)	0.500%	08/16/10	50,000	49,968,056

				560,408,907

Other Corporate Obligations — 7.0%
Bank of America NA, Sr. Unsec’d. Notes(a)	0.380%	08/10/10	6,000	6,000,000
Bank of America NA, Sr. Notes(a)	0.447%	01/27/11	20,000	20,000,000
Bank of America NA, FDIC Gtd. Notes, MTN(a)	0.378%	07/29/10	30,000	30,000,000
Citigroup Funding, Inc., FDIC Gtd. Notes, MTN(a)	0.438%	07/30/10	25,000	25,000,000

				81,000,000

U.S. Government Agencies — 16.6%
Federal Home Loan Banks	0.400%	01/04/11	5,000	4,999,605
Federal Home Loan Banks	0.375%	01/06/11	6,000	5,999,076
Federal Home Loan Banks(a)	0.253%	07/20/11	15,000	14,995,182
Federal Home Loan Mortgage Corp.(a)	0.464%	08/24/10	60,000	59,998,254
Federal Home Loan Mortgage Corp.(b)	0.180%	09/07/10	20,000	19,993,200

SEE NOTES TO FINANCIAL STATEMENTS.

A105

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

U.S. Government Agencies (continued)
Federal Home Loan Mortgage Corp.(b)	0.403%	01/10/11	$21,143	$21,097,320
Federal National Mortgage Association(b)	0.200%	07/16/10	34,000	33,997,167
Federal National Mortgage Association(a)	0.297%	08/05/10	30,000	29,999,002

				191,078,806

U.S. Treasury Securities — 4.5%
U.S. Treasury Bill(b)	0.086%	07/22/10	27,000	26,998,646
U.S. Treasury Bill(b)	0.150%	07/29/10	25,000	24,997,083

				51,995,729

Repurchase Agreements(c) — 14.0%
Banc of America Securities LLC 0.040%, dated 6/30/10, due 7/1/10 in the amount of $50,000,056 (cost $50,000,000)			50,000	50,000,000
Barclays Capital, Inc. 0.080%, dated 6/30/10, due 7/1/10 in the amount of $50,000,111 (cost $50,000,000)			50,000	50,000,000
Morgan Stanley & Co., Inc. 0.040%, dated 6/30/10, due 7/1/10 in the amount of $61,929,069 (cost $61,929,000)			61,929	61,929,000

				161,929,000

TOTAL INVESTMENTS — 102.2% (amortized cost $1,179,412,417)				1,179,412,417
LIABILITIES IN EXCESS OF OTHER ASSETS (2.2)%				(25,419,565)

NET ASSETS — 100.0%				$1,153,992,852

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corporation
MTN	Medium Term Note

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2010.

(b)	Rate quoted represents yield-to-maturity as of purchase date.

(c)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$132,999,975	$—
Commerical Paper	—	560,408,907	—
Other Corporate Obligations	—	81,000,000	—
Repurchase Agreements	—	161,929,000	—
U.S. Government Agencies	—	191,078,806	—
U.S. Treasury Securities	—	51,995,729	—

Total	$—	$1,179,412,417	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A106

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Commercial Paper	48.6%
U.S. Government Agencies	16.6
Repurchase Agreements	14.0
Certificates of Deposit	11.5
Other Corporate Obligations	7.0
U.S. Treasury Securities	4.5

102.2
Liabilities in excess of other assets	(2.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A107

MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2010

ASSETS
Investments, at amortized cost which approximates market value	$1,179,412,417
Cash	5,371
Receivable for Series shares sold	612,956
Interest receivable	139,527
Prepaid expenses	2,290

Total Assets	1,180,172,561

LIABILITIES
Payable for investments purchased	24,997,083
Payable for Series shares repurchased	757,255
Management fee payable	281,363
Accrued expenses and other liabilities	143,131
Affiliated transfer agent fee payable	877

Total Liabilities	26,179,709

NET ASSETS	$1,153,992,852

Net assets were comprised of:
Paid-in capital	$1,153,992,852

Net assets, June 30, 2010	$1,153,992,852

Net asset value and redemption price per share, $1,153,992,852 / 115,396,307 outstanding shares of beneficial interest	$10.00

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Interest	$1,606,370

EXPENSES
Management fee	2,318,448
Custodian’s fees and expenses	59,000
Shareholders’ reports	56,000
Insurance expenses	13,000
Trustees’ fees	12,000
Audit fee	9,000
Legal fees and expenses	5,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Miscellaneous	3,775

Total expenses	2,481,223

Less: Management fee waiver (Note 3)	(1,051,574)

Net expenses	1,429,649

NET INVESTMENT INCOME	176,721

NET REALIZED GAIN ON INVESTMENT TRANSACTIONS	37,717

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$214,438

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$176,721	$5,551,774
Net realized gain on investments transactions	37,717	87,871

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	214,438	5,639,645

DISTRIBUTIONS	(214,438)	(5,639,645)

SERIES SHARE TRANSACTIONS:
Series shares sold [19,061,968 and 28,709,615 shares, respectively]	190,619,676	287,096,151
Series shares issued in reinvestment of distributions [21,443 and 563,962 shares, respectively]	214,438	5,639,645
Series shares repurchased [26,024,831 and 55,911,624 shares, respectively]	(260,248,306)	(559,116,243)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(69,414,192)	(266,380,447)

CAPITAL CONTRIBUTIONS (Note 7)
Proceeds from third party regulatory settlement	29,738	—

TOTAL DECREASE IN NET ASSETS	(69,384,454)	(266,380,447)
NET ASSETS:
Beginning of period	1,223,377,306	1,489,757,753

End of period	$1,153,992,852	$1,223,377,306

SEE NOTES TO FINANCIAL STATEMENTS.

A108

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 98.5%	Shares	Value (Note 2)

Chemicals — 0.6%
Potash Corp. of Saskatchewan, Inc.	63,003	$5,433,379

Energy Equipment & Services — 15.1%
Cameron International Corp.(a)	593,067	19,286,539
Complete Production Services, Inc.(a)	261,400	3,738,020
Dresser-Rand Group, Inc.(a)	174,800	5,514,940
DRIL-QUIP, Inc.(a)	262,662	11,562,381
FMC Technologies, Inc.(a)	211,372	11,130,850
Halliburton Co.	822,357	20,188,864
Helmerich & Payne, Inc.	235,797	8,611,306
Integra Group Holdings, GDR(a)	749,950	1,687,387
Nabors Industries Ltd.(a)	94,091	1,657,883
National Oilwell Varco, Inc.	402,893	13,323,672
Noble Corp.	421,359	13,024,207
OSX Brasil SA (Brazil), 144A(a)	16,500	4,387,812
Schlumberger Ltd.(b)	362,489	20,060,141
Superior Energy Services, Inc.(a)	204,300	3,814,281
Tenaris SA (Luxembourg), ADR	317,614	10,992,621
Transocean Ltd.(a)	12,408	574,863
Weatherford International Ltd.(a)	132,213	1,737,279

		151,293,046

Food Products — 0.1%
Agrenco Ltd. (Brazil), 144A (original cost $6,760,840; purchased 10/24/07)(a)(c)(d)	1,166,700	1,120,808

Gas Utilities — 1.0%
EQT Corp.	280,779	10,147,353

Independent Power Producers & Energy Traders — 0.6%
NRG Energy, Inc.(a)(b)	299,278	6,347,686

Metals & Mining — 34.8%
African Rainbow Minerals Ltd. (South Africa)	305,350	6,389,248
Agnico-Eagle Mines Ltd.(b)	180,853	10,992,245
Alcoa, Inc.(b)	412,876	4,153,533
Arcelormittal(b)	48,042	1,285,604
AXMIN, Inc. (Canada)(a)	1,556,200	131,565
BHP Billiton Ltd. (Australia), ADR(b)	199,932	12,393,785
Century Aluminum Co.(a)(b)	480,157	4,239,786
Cia de Minas Buenaventura SA (Peru), ADR	448,781	17,251,142
Cliffs Natural Resources, Inc.(b)	345,490	16,293,308
Detour Gold Corp. (Canada)(a)	153,028	3,399,664
Eldorado Gold Corp. (Canada)	1,329,772	23,833,591
European Goldfields Ltd. (Canada)(a)	924,800	5,916,010
First Quantum Minerals Ltd. (Canada)	280,248	14,097,300
First Uranium Corp. (South Africa)(a)	61,100	64,856
First Uranium Corp. (South Africa), 144A(a)	400,000	424,593
Freeport-McMoRan Copper & Gold, Inc.	307,451	18,179,578
Fronteer Gold, Inc.(a)	443,500	2,638,825
Gabriel Resources Ltd. (Canada)(a)	871,100	3,952,292
Gold Reserve, Inc.(a)	121,100	99,302

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining (continued)
Gold Reserve, Inc. (Canada)(a)	124,300	$99,248
Goldcorp, Inc.	334,249	14,656,819
Hecla Mining Co.(a)(b)	1,284,973	6,707,559
Highland Gold Mining Ltd. (United Kingdom)(a)	195,600	390,256
Impala Platinum Holdings Ltd. (South Africa), ADR	436,240	10,173,117
Kinross Gold Corp.	793,970	13,568,947
Lihir Gold Ltd. (Papua New Guinea), ADR	340,251	12,245,633
MMX Mineracao e Metalicos SA (Brazil)(a)	1,193,274	6,981,149
Nevsun Resources Ltd. (Canada)(a)	1,000,400	3,477,037
Newcrest Mining Ltd. (Australia)	456,142	13,308,654
Newmont Mining Corp.	250,109	15,441,730
Northern Dynasty Minerals Ltd.(a)(b)	345,300	2,234,091
Pan American Silver Corp.(b)	307,445	7,772,210
Pan American Silver Corp. (Canada)	120,258	3,024,101
Platmin Ltd. (South Africa), 144A(a)	129,100	133,399
Quadra FNX Mining Ltd. (Canada)(a)	150,162	1,380,946
Randgold Resources Ltd. (Jersey Islands), ADR(b)	194,769	18,454,363
Rio Tinto PLC (United Kingdom), ADR(b)	225,918	9,850,025
Seabridge Gold, Inc.(a)(b)	124,500	3,853,275
SEMAFO, Inc. (Canada), 144A(a)	1,447,668	10,947,093
Silver Wheaton Corp.(a)	590,764	11,874,356
Southern Copper Corp.(b)	205,143	5,444,495
Sterlite Industries India Ltd. (India), ADR(b)	831,826	11,845,202
Tahoe Resources, Inc., 144A(a)	116,000	708,280
Vale SA (Brazil), ADR(b)	658,042	16,023,323
Vedanta Resources PLC (United Kingdom)	55,911	1,756,687
Western Areas NL (Australia)	358,700	1,117,748

		349,205,970

Oil, Gas & Consumable Fuels — 45.4%
Advantage Oil & Gas Ltd. (Canada)(a)	332,000	1,933,587
Alpha Natural Resources, Inc.(a)	389,461	13,191,044
Anadarko Petroleum Corp.	276,302	9,971,739
Apache Corp.	211,114	17,773,688
Atlas Energy, Inc.(a)	111,300	3,012,891
Bankers Petroleum Ltd. (Canada)(a)	731,400	4,823,097
BG Group PLC (United Kingdom)	916,589	13,632,267
BPI Energy Holdings, Inc.(a)	2,800,000	8,680
Cabot Oil & Gas Corp.	406,817	12,741,508
Cairn Energy PLC (United Kingdom)(a)	3,253,159	19,985,473
Cameco Corp. (Canada)	469,073	9,975,870
Canadian Natural Resources Ltd.	488,966	16,248,340
Cobalt International Energy, Inc.(a)(b)	330,000	2,458,500
Concho Resources, Inc.(a)	314,155	17,382,196
Denbury Resources, Inc.(a)(b)	529,082	7,745,760
Devon Energy Corp.	30,643	1,866,772

SEE NOTES TO FINANCIAL STATEMENTS.

A109

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	178,752	$17,583,834
Exxon Mobil Corp.	46,059	2,628,587
Forest Oil Corp.(a)	102,651	2,808,531
Hess Corp.	32,073	1,614,555
Linc Energy Ltd. (Australia), 144A(a)	1,587,500	1,338,447
Murphy Oil Corp.	129,500	6,416,725
Newfield Exploration Co.(a)	311,067	15,198,734
Noble Energy, Inc.	213,612	12,887,212
Occidental Petroleum Corp.	305,312	23,554,821
OGX Petroleo e Gas Participacoes SA (Brazil)(a)	2,130,179	19,791,192
Oil Search Ltd. (Papua New Guinea)	1,037,391	4,772,966
OPTI Canada, Inc. (Canada)(a)	508,148	854,431
Pacific Rubiales Energy Corp. (Canada)(a)	994,392	22,287,533
Petrohawk Energy Corp.(a)	599,259	10,169,425
Petroleo Brasileiro SA (Brazil), ADR	447,593	15,361,392
Range Resources Corp.	214,439	8,609,726
Reliance Industries Ltd. (India), GDR, 144A	255,287	11,921,903
Rosetta Resources, Inc.(a)	174,000	3,446,940
SandRidge Energy, Inc.(a)(b)	897,179	5,230,554
Sasol Ltd. (South Africa), ADR(b)	427,655	15,083,392
Southwestern Energy Co.(a)	643,146	24,851,161
Suncor Energy, Inc.	328,963	9,684,671
Sunoco, Inc.	16,223	564,074
Talisman Energy, Inc.	788,221	11,965,195
Trident Resources Corp. (Canada), Private Placement (original cost $9,770,532; purchased 6/30/10)(a)(c)(d)	24,233	9,770,746
Ultra Petroleum Corp.(a)	363,931	16,103,947
UTS Energy Corp. (Canada)(a)	487,500	943,356
Whiting Petroleum Corp.(a)	153,678	12,051,429
Woodside Petroleum Ltd. (Australia)	299,656	10,415,845
Zodiac Exploration Corp. (Canada), Private Placement (original cost $3,757,486; purchased 8/08/08)(a)(c)(d)	8,000,000	4,965,230

		455,627,966

Semiconductors & Semiconductor Equipment — 0.4%
Yingli Green Energy Holding Co. Ltd. (China), ADR(a)(b)	426,995	4,346,809

Transportation Infrastructure — 0.5%
LLX Logistica SA (Brazil)(a)	1,186,962	4,846,488

TOTAL COMMON STOCKS (cost $760,314,834)		988,369,505

	Units
RIGHTS
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement (original cost $0; purchased 6/30/10)(a)(c)(d)	9,007	—	(e)

WARRANTS	Units	Value (Note 2)

Metals & Mining
Crystallex International Corp. Warrant (Canada), Private Placement, expiring 11/4/14 (original cost $0; purchased 11/04/09)(a)(c)(d)	221,350	$—	(e)

Oil, Gas & Consumable Fuels
Zodiac Exploration Corp. (Canada), Private Placement, expiring 2/10/12 (original cost $0; purchased 8/08/08)(a)(c)(d)	8,000,000	—	(e)

TOTAL WARRANTS (cost $0)		—

TOTAL LONG-TERM INVESTMENTS (cost $760,314,834)		988,369,505

	Shares
SHORT-TERM INVESTMENT — 13.2%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $132,154,593; includes $132,154,592 of cash collateral received for securities on loan)(Note 4)(f)(g)	132,154,593	132,154,593

TOTAL INVESTMENTS(h) — 111.7% (cost $892,469,427)		1,120,524,098
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.7)%		(117,401,823)

NET ASSETS — 100.0%		$1,003,122,275

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $126,280,503; cash collateral of $132,154,592 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Indicates illiquid securities.

(d)	Indicates a security restricted to resale. The aggregate cost of such securities is $20,288,858. The aggregate value of $15,856,784 is approximately 1.6% of net assets.

(e)	Less than $0.50.

(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A110

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(h)	As of June 30, 2010, 16 securities representing $88,964,375 and 8.9% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$899,405,130	$73,107,591	$15,856,784
Rights	—	—	—	(a)
Warrants	—	—	—	(a)
Affiliated Money Market Mutual Fund	132,154,593	—	—

Total	$1,031,559,723	$73,107,591	$15,856,784

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 12/31/09	$6,058,238
Realized gain (loss)	(4,402,178)
Change in unrealized appreciation (depreciation)*	2,520,315
Earned amortization/accretion	—
Net purchases (sales)	9,770,532
Transfers in and/or out of Level 3	1,909,877

Balance as of 6/30/10	$15,856,784

(a)	Less than $0.50.

*	Of which, $(1,881,863) was included in net assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

Fair value of Level 3 Common Stocks at 12/31/2009 was $6,058,238. $1,909,877 was transferred into Level 3 at 6/30/2010 as a result of a suspended exchange-traded security being fair valued in accordance with the Board of Trustees’ approved fair valuation procedures.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 was as follows:

Oil, Gas & Consumable Fuels	45.4%
Metals & Mining	34.8
Energy Equipment & Services	15.1
Affiliated Money Market Mutual Fund (including 13.2% of collateral received for securities on loan)	13.2
Gas Utilities	1.0
Independent Power Producers & Energy Traders	0.6
Chemicals	0.6
Transportation Infrastructure	0.5
Semiconductors & Semiconductor Equipment	0.4
Food Products	0.1

111.7
Liabilities in excess of other assets	(11.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A111

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative Instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$—*	—	$—

*	Less than $0.50.

The effects of derivative instruments on the Statement of Operations for the six month period ended June 30, 2010 are as follows:

For the six months ended June 30, 2010, the Portfolio did not have any realized gain or (loss) on derivatives recognized in income.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants
Equity contracts	$—	*

*	Less than $0.50.

SEE NOTES TO FINANCIAL STATEMENTS.

A112

NATURAL RESOURCES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS
Investments, at value, including securities on loan of $126,280,503:
Unaffiliated investments (cost $760,314,834)	$988,369,505
Affiliated investments (cost $132,154,593)	132,154,593
Foreign currency, at value (cost $24)	26
Receivable for investments sold	23,087,396
Dividends and interest receivable	600,752
Foreign tax reclaim receivable	46,203
Receivable for Series shares sold	16,149
Prepaid expenses	1,575

Total Assets	1,144,276,199

LIABILITIES
Collateral for securities on loan	132,154,592
Payable to custodian	6,730,183
Payable for Series shares purchased	669,490
Payable for investments purchased	654,746
Management fee payable	392,433
Accrued expenses and other liabilities	324,320
Loan payable	199,000
Distribution fee payable	17,674
Administration fee payable	10,609
Affiliated transfer agent fee payable	877

Total Liabilities	141,153,924

NET ASSETS	$1,003,122,275

Net assets were comprised of:
Paid-in capital	$868,046,839
Retained earnings	135,075,436

Net assets, June 30, 2010	$1,003,122,275

Class I:
Net asset value and redemption price per share, $920,680,505 / 27,634,414 outstanding shares of beneficial interest	$33.32

Class II:
Net asset value and redemption price per share, $82,441,770 / 2,488,161 outstanding shares of beneficial interest	$33.13

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $129,006)	$3,730,984
Affiliated income from securities loaned, net	207,490
Interest	20,926
Affiliated dividend income	14,537

3,973,937

EXPENSES
Management fee	2,522,407
Distribution fee—Class II	115,881
Administration fee—Class II	69,529
Custodian’s fees and expenses	115,000
Shareholders’ reports	76,000
Trustees’ fees	10,000
Insurance expenses	9,000
Audit fee	9,000
Legal fees and expenses	5,000
Commitment fee on syndicated credit agreement	5,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Loan interest expense (Note 8)	192
Miscellaneous	9,571

Total expenses	2,951,580

NET INVESTMENT INCOME	1,022,357

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(4,620,884)
Foreign currency transactions	(180,051)

(4,800,935)

Net change in unrealized appreciation (depreciation) on:
Investments	(108,176,716)
Foreign currencies	(160,265)

(108,336,981)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(113,137,916)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(112,115,559)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,022,357	$4,539,482
Net realized loss on investments and foreign currency transactions	(4,800,935)	(66,710,351)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(108,336,981)	594,998,306

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(112,115,559)	532,827,437

DISTRIBUTIONS:
Class I	(4,476,261)	(111,232,160)
Class II	(63,676)	(8,100,142)

TOTAL DISTRIBUTIONS	(4,539,937)	(119,332,302)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	31,325,766	70,044,110
Series shares issued in reinvestment of distributions	4,539,937	119,332,302
Series shares repurchased	(88,227,802)	(150,451,214)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(52,362,099)	38,925,198

TOTAL INCREASE (DECREASE) IN NET ASSETS	(169,017,595)	452,420,333
NET ASSETS:
Beginning of period	1,172,139,870	719,719,537

End of period	$1,003,122,275	$1,172,139,870

SEE NOTES TO FINANCIAL STATEMENTS.

A113

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 2.9%
AAR Corp.(a)(b)	47,171	$789,642
Aerovironment, Inc.(b)	18,114	393,617
American Science & Engineering, Inc.	10,966	835,719
Applied Signal Technology, Inc.	16,100	316,365
Ceradyne, Inc.(b)	30,805	658,303
Cubic Corp.	18,773	682,962
Curtiss-Wright Corp.	55,552	1,613,230
Esterline Technologies Corp.(b)	36,401	1,727,227
GenCorp, Inc.(b)	61,575	269,698
Moog, Inc. (Class A Stock)(a)(b)	54,894	1,769,234
Orbital Sciences Corp.(b)	69,740	1,099,800
Stanley, Inc.(b)	19,774	739,152
Teledyne Technologies, Inc.(b)	43,896	1,693,508
Triumph Group, Inc.	20,193	1,345,460

		13,933,917

Air Freight & Logistics — 0.5%
Forward Air Corp.(a)	35,056	955,276
HUB Group, Inc. (Class A Stock)(b)	45,970	1,379,560

		2,334,836

Airlines — 0.3%
Allegiant Travel Co. (Class A Stock)(a)	18,294	780,971
SkyWest, Inc.	67,660	826,805

		1,607,776

Auto Components — 0.2%
Drew Industries, Inc.(b)	22,889	462,358
Spartan Motors, Inc.	39,683	166,668
Standard Motor Products, Inc.	22,799	183,988
Superior Industries International, Inc.	28,018	376,562

		1,189,576

Automobiles — 0.1%
Winnebago Industries(a)(b)	35,131	349,202

Beverages — 0.2%
Boston Beer Co., Inc. (Class A Stock)(b)	12,025	811,086

Biotechnology — 1.2%
ArQule, Inc.(b)	34,101	146,634
Cubist Pharmaceuticals, Inc.(b)	70,669	1,455,782
Emergent Biosolutions, Inc.(b)	20,257	330,999
Martek Biosciences Corp.(a)(b)	40,261	954,588
Regeneron Pharmaceuticals, Inc.(b)	78,343	1,748,616
Savient Pharmaceuticals, Inc.(a)(b)	81,658	1,028,891

		5,665,510

Building Products — 1.2%
A.O. Smith Corp.	27,756	1,337,562
AAON, Inc.	15,156	353,286
Apogee Enterprises, Inc.	33,838	366,465
Gibraltar Industries, Inc.(b)	36,568	369,337
Griffon Corp.(b)	53,329	589,819
NCI Building Systems, Inc.(b)	21,818	182,617
Quanex Building Products Corp.	45,788	791,674
Simpson Manufacturing Co., Inc.	46,583	1,143,613
Universal Forest Products, Inc.	23,464	711,194

		5,845,567

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets — 1.0%
Investment Technology Group, Inc.(b)	52,666	$845,816
LaBranche & Co., Inc.(b)	51,186	219,076
optionsXpress Holdings, Inc.(b)	51,391	808,894
Piper Jaffray Cos.(b)	20,965	675,492
Stifel Financial Corp.(a)(b)	43,120	1,870,977
SWS Group, Inc.	34,426	327,047
TradeStation Group, Inc.(b)	39,504	266,652

		5,013,954

Chemicals — 1.7%
A. Schulman, Inc.	38,066	721,731
American Vanguard Corp.	25,048	198,631
Arch Chemicals, Inc.	30,360	933,266
Balchem Corp.	34,083	852,075
Calgon Carbon Corp.(a)(b)	67,354	891,767
HB Fuller Co.	59,218	1,124,550
LSB Industries, Inc.(b)	21,000	279,510
OM Group, Inc.(b)	37,356	891,314
Penford Corp.(b)	13,725	88,938
PolyOne Corp.(b)	112,202	944,741
Quaker Chemical Corp.	13,498	365,661
Stepan Co.	9,385	642,216
Zep, Inc.	26,207	457,050

		8,391,450

Commercial Banks — 6.3%
Bank of The Ozarks, Inc.(a)	15,818	561,065
Boston Private Financial Holdings, Inc.	88,702	570,354
City Holding Co.	19,144	533,735
Columbia Banking System, Inc.	47,508	867,496
Community Bank System, Inc.	40,096	883,315
East West Bancorp, Inc.	178,999	2,729,735
First Bancorp (Puerto Rico)(a)(b)	91,889	48,701
First Commonwealth Financial Corp.(a)	92,810	487,253
First Financial Bancorp	60,203	900,035
First Financial Bankshares, Inc.(a)	25,293	1,216,340
First Midwest Bancorp, Inc.	89,540	1,088,806
Glacier Bancorp, Inc.(a)	86,973	1,275,894
Hancock Holding Co.	34,392	1,147,317
Hanmi Financial Corp.(a)(b)	61,942	78,047
Home Bancshares, Inc.	26,052	594,246
Independent Bank Corp.	25,606	631,956
Nara Bancorp, Inc.(b)	40,382	340,420
National Penn Bancshares, Inc.	152,476	916,381
NBT Bancorp, Inc.	41,710	851,718
Old National Bancorp	105,447	1,092,431
Pinnacle Financial Partners, Inc.(a)(b)	40,271	517,482
PrivateBancorp, Inc. (Class A Stock)	70,849	785,007
S&T Bancorp, Inc.(a)	29,073	574,483
Signature Bank(a)(b)	49,540	1,883,015
Simmons First National Corp. (Class A Stock)	18,678	490,484
South Financial Group, Inc. (The)(a)	260,903	71,096
Sterling Bancorp	32,454	292,086
Sterling Bancshares, Inc.	123,275	580,625
Susquehanna Bancshares, Inc.	156,809	1,306,219
Tompkins Financial Corp.	9,464	357,266
UMB Financial Corp.	36,272	1,289,832

SEE NOTES TO FINANCIAL STATEMENTS.

A114

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks (continued)
Umpqua Holdings Corp.	138,570	$1,590,784
United Bankshares, Inc.(a)	46,297	1,108,350
United Community Banks, Inc.(b)	100,335	396,323
Whitney Holding Corp.	116,647	1,078,985
Wilshire Bancorp, Inc.(a)	23,513	205,739
Wintrust Financial Corp.(a)	37,613	1,254,017

		30,597,038

Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	56,703	1,187,928
ATC Technology Corp.(b)	24,239	390,733
Bowne & Co., Inc.	48,434	543,429
Consolidated Graphics, Inc.(b)	13,657	590,529
G&K Services, Inc. (Class A Stock)	22,419	462,952
Geo Group, Inc. (The)(b)	59,473	1,234,065
Healthcare Services Group, Inc.	52,984	1,004,047
Interface, Inc. (Class A Stock)	68,302	733,563
Mobile Mini, Inc.(a)(b)	43,997	716,271
Standard Register Co. (The)	15,332	48,142
Sykes Enterprises, Inc.(b)	48,670	692,574
Tetra Tech, Inc.(b)	74,688	1,464,632
United Stationers, Inc.(b)	29,321	1,597,115
Viad Corp.	24,847	438,550

		11,104,530

Communications Equipment — 2.2%
Arris Group, Inc.(b)	153,411	1,563,258
Bel Fuse, Inc. (Class B Stock)	14,022	231,503
Black Box Corp.	21,193	591,073
Blue Coat Systems, Inc.(a)(b)	51,550	1,053,167
Comtech Telecommunications Corp.(b)	34,259	1,025,372
DG FastChannel, Inc.(b)	29,900	974,142
Digi International, Inc.(b)	30,164	249,456
EMS Technologies, Inc.(b)	18,533	278,366
Harmonic, Inc.(b)	117,224	637,699
NETGEAR, Inc.(a)(b)	42,546	759,021
Network Equipment Technologies, Inc.(b)	36,297	126,677
PC-Tel, Inc.(b)	23,084	116,343
Symmetricom, Inc.(b)	53,047	270,009
Tekelec(b)	82,627	1,093,981
Tollgrade Communications, Inc.(b)	15,230	95,949
ViaSat, Inc.(a)(b)	48,315	1,573,136

		10,639,152

Computers & Peripherals — 0.9%
ADPT Corp.(b)	145,628	420,865
Avid Technology, Inc.(b)	34,947	444,875
Compellent Technologies, Inc.(b)	27,559	334,015
Hutchinson Technology, Inc.(b)	28,226	122,219
Intermec, Inc.(b)	59,776	612,704
Intevac, Inc.(b)	26,944	287,492
Novatel Wireless, Inc.(b)	37,816	217,064
Stratasys, Inc.(a)(b)	24,798	609,039
Synaptics, Inc.(a)(b)	40,979	1,126,923

		4,175,196

Construction & Engineering — 0.7%
Comfort Systems USA, Inc.	45,984	444,205

COMMON STOCKS (continued)	Shares	Value (Note 2)

Construction & Engineering (continued)
Dycom Industries, Inc.(b)	46,731	$399,550
EMCOR Group, Inc.(b)	80,225	1,858,813
Insituform Technologies, Inc. (Class A Stock)(b)	47,437	971,510

		3,674,078

Construction Materials — 0.5%
Eagle Materials, Inc.	53,072	1,376,157
Headwaters, Inc.(b)	73,068	207,513
Texas Industries, Inc.(a)	33,623	993,223

		2,576,893

Consumer Finance — 0.8%
Cash America International, Inc.	35,744	1,224,947
Ezcorp, Inc. (Class A Stock)(b)	59,511	1,103,929
First Cash Financial Services, Inc.(b)	32,425	706,865
Rewards Network, Inc.	10,621	145,189
World Acceptance Corp.(a)(b)	19,052	729,882

		3,910,812

Containers & Packaging — 0.1%
Myers Industries, Inc.	34,120	276,031

Distributors
Audiovox Corp. (Class A Stock)(b)	22,357	164,324

Diversified Consumer Services — 1.4%
American Public Education, Inc.(b)	22,233	971,582
Capella Education Co.(b)	17,686	1,438,756
Coinstar, Inc.(a)(b)	38,431	1,651,380
Hillenbrand, Inc.	75,348	1,611,694
Pre-Paid Legal Services, Inc.(a)(b)	8,183	372,244
Universal Technical Institute, Inc.(b)	24,806	586,414

		6,632,070

Diversified Financial Services — 0.3%
Portfolio Recovery Associates, Inc.(b)	20,519	1,370,259

Diversified Telecommunication Services — 0.3%
Cbeyond, Inc.(a)(b)	32,837	410,463
General Communication, Inc. (Class A Stock)(b)	53,924	409,283
Neutral Tandem, Inc.(a)(b)	39,952	449,460

		1,269,206

Electric Utilities — 1.0%
ALLETE, Inc.	36,497	1,249,657
Central Vermont Public Service Corp.	14,478	285,796
El Paso Electric Co.(b)	52,908	1,023,770
UIL Holdings Corp.	36,311	908,864
Unisource Energy Corp.	43,701	1,318,896

		4,786,983

Electrical Equipment — 1.5%
AZZ, Inc.	15,021	552,322
Baldor Electric Co.	51,028	1,841,090
Belden, Inc.	56,612	1,245,464
Brady Corp. (Class A Stock)	63,522	1,582,968
Encore Wire Corp.	22,931	417,115
II-VI, Inc.(b)	31,331	928,338
Powell Industries, Inc.(b)	10,672	291,773
Vicor Corp.(b)	23,631	295,151

		7,154,221

SEE NOTES TO FINANCIAL STATEMENTS.

A115

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electronic Equipment & Instruments — 3.5%
Agilysys, Inc.	24,232	$162,112
Anixter International, Inc.(b)	34,264	1,459,646
Benchmark Electronics, Inc.(b)	76,310	1,209,513
Brightpoint, Inc.(b)	85,231	596,617
Checkpoint Systems, Inc.(b)	47,739	828,749
Cogent, Inc.(b)	55,800	502,758
Cognex Corp.	47,940	842,785
CTS Corp.	41,064	379,431
Daktronics, Inc.	41,708	312,810
DTS, Inc.(b)	21,085	693,064
Electro Scientific Industries, Inc.(b)	33,341	445,436
FARO Technologies, Inc.(b)	19,484	364,546
Gerber Scientific, Inc.(b)	30,395	162,613
Insight Enterprises, Inc.(b)	55,935	736,105
Keithley Instruments, Inc.	16,390	144,724
Littelfuse, Inc.(b)	26,525	838,455
LoJack Corp.(b)	22,120	81,623
Mercury Computer Systems, Inc.(b)	28,608	335,572
Methode Electronics, Inc.	44,966	437,969
MTS Systems Corp.	19,735	572,315
Newport Corp.(b)	44,308	401,430
OSI Systems, Inc.(b)	22,100	613,717
Park Electrochemical Corp.	24,844	606,442
Plexus Corp.(b)	48,820	1,305,447
RadiSys Corp.(b)	29,035	276,413
Rogers Corp.(b)	19,131	531,268
Scansource, Inc.(b)	32,533	811,048
SYNNEX Corp.(a)(b)	25,650	657,153
Technitrol, Inc.	49,839	157,491
TTM Technologies, Inc.(b)	52,289	496,746

		16,963,998

Energy Equipment & Services — 2.8%
Basic Energy Services, Inc.(b)	27,917	214,961
Bristow Group, Inc.(b)	43,455	1,277,577
CARBO Ceramics, Inc.	23,228	1,676,829
Dril-Quip, Inc.(b)	36,687	1,614,962
Gulf Island Fabrication, Inc.	17,277	268,139
Hornbeck Offshore Services, Inc.(b)	28,015	409,019
ION Geophysical Corp.(b)	152,945	532,249
Lufkin Industries, Inc.	36,258	1,413,699
Matrix Service Co.(b)	31,773	295,807
Oil States International, Inc.(b)	60,676	2,401,556
Pioneer Drilling Co.(b)	65,417	370,914
SEACOR Holdings, Inc.(b)	27,371	1,934,035
Seahawk Drilling, Inc.(b)	14,297	138,967
Superior Well Services, Inc.(a)(b)	22,337	373,475
Tetra Technologies, Inc.(b)	91,541	831,192

		13,753,381

Food & Staples Retailing — 1.1%
Andersons, Inc. (The)	22,316	727,278
Casey’s General Stores, Inc.	61,665	2,152,109
Great Atlantic & Pacific Tea Co.(b)	33,453	130,467
Nash Finch Co.	15,232	520,325
Spartan Stores, Inc.	27,188	373,019
United Natural Foods, Inc.(a)(b)	52,293	1,562,515

		5,465,713

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food Products — 1.6%
Calavo Growers, Inc.	14,340	$257,546
Cal-Maine Foods, Inc.(a)	15,295	488,369
Darling International, Inc.(b)	99,720	748,897
Diamond Foods, Inc.(a)	26,457	1,087,383
Hain Celestial Group, Inc. (The)(b)	49,565	999,726
J&J Snack Foods Corp.	17,218	724,878
Lance, Inc.	38,916	641,725
Sanderson Farms, Inc.	23,635	1,199,240
TreeHouse Foods, Inc.(a)(b)	42,065	1,920,688

		8,068,452

Gas Utilities — 1.9%
Laclede Group, Inc. (The)	27,014	894,974
New Jersey Resources Corp.	50,004	1,760,141
Northwest Natural Gas Co.(a)	32,215	1,403,608
Piedmont Natural Gas Co., Inc.	86,803	2,196,116
South Jersey Industries, Inc.	36,122	1,551,801
Southwest Gas Corp.	54,911	1,619,874

		9,426,514

Healthcare Equipment & Supplies — 3.9%
Abaxis, Inc.(b)	26,712	572,438
Align Technology, Inc.(a)(b)	78,757	1,171,117
American Medical Systems Holdings, Inc.(a)(b)	91,182	2,016,946
Analogic Corp.	15,633	711,458
Cantel Medical Corp.	15,650	261,355
CONMED Corp.(b)	35,249	656,689
Cooper Cos., Inc. (The)(a)	56,395	2,243,957
CryoLife, Inc.(b)	34,653	186,780
Cyberonics, Inc.(b)	28,897	684,281
Greatbatch, Inc.(b)	28,144	627,893
Haemonetics Corp.(b)	30,927	1,655,213
ICU Medical, Inc.(b)	14,092	453,340
Integra LifeSciences Holdings Corp.(a)(b)	25,302	936,174
Invacare Corp.	39,202	813,049
Kensey Nash Corp.(b)	11,731	278,142
Meridian Bioscience, Inc.	49,175	835,975
Merit Medical Systems, Inc.(b)	34,059	547,328
Natus Medical, Inc.(b)	34,425	560,783
Neogen Corp.(b)	27,330	711,946
Osteotech, Inc.(b)	21,880	69,360
Palomar Medical Technologies, Inc.(b)	22,377	250,399
SurModics, Inc.(b)	21,052	345,463
Symmetry Medical, Inc.(b)	43,477	458,248
West Pharmaceutical Services, Inc.	40,217	1,467,518
Zoll Medical Corp.(b)	25,895	701,754

		19,217,606

Healthcare Providers & Services — 5.3%
Air Methods Corp.(b)	13,272	394,842
Almost Family, Inc.(b)	9,752	340,637
Amedisys, Inc.(a)(b)	34,559	1,519,559
AMERIGROUP Corp.(b)	62,537	2,031,202
AMN Healthcare Services, Inc.(b)	39,599	296,201
AmSurg Corp. (Class A Stock)(b)	37,374	666,005
Bio-Reference Labs, Inc.(b)	28,870	640,048

SEE NOTES TO FINANCIAL STATEMENTS.

A116

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services (continued)
Catalyst Health Solutions, Inc.(b)	47,066	$1,623,777
Centene Corp.(b)	59,408	1,277,272
Chemed Corp.	27,611	1,508,665
Corvel Corp.(b)	8,645	292,115
Cross Country Healthcare, Inc.(b)	37,463	336,792
Genoptix, Inc.(b)	21,158	363,918
Gentiva Health Services, Inc.(b)	35,992	972,144
Hanger Orthopedic Group, Inc.(b)	38,709	695,214
Healthspring, Inc.(b)	59,620	924,706
Healthways, Inc.(b)	41,186	490,937
HMS Holdings Corp.(b)	32,917	1,784,760
inVentiv Health, Inc.(b)	41,004	1,049,702
IPC The Hospitalist Co., Inc.(b)	16,505	414,275
Landauer, Inc.	11,368	692,084
LCA-Vision, Inc.(b)	22,517	124,744
LHC Group, Inc.(a)(b)	18,598	516,094
Magellan Health Services, Inc.(b)	40,341	1,465,185
Medcath Corp.(b)	22,304	175,309
Molina Healthcare, Inc.(a)(b)	16,215	466,992
MWI Veterinary Supply, Inc.(a)(b)	14,856	746,663
Odyssey HealthCare, Inc.(b)	40,652	1,086,221
PharMerica Corp.(b)	36,995	542,347
PSS World Medical, Inc.(a)(b)	69,191	1,463,390
RehabCare Group, Inc.(b)	30,022	653,879
Res-Care, Inc.(b)	30,891	298,407

		25,854,086

Healthcare Technology — 0.9%
Computer Programs & Systems, Inc.	11,836	484,329
Eclipsys Corp.(b)	69,534	1,240,487
Omnicell, Inc.(b)	39,322	459,674
Phase Forward, Inc.(b)	52,914	882,606
Quality Systems, Inc.(a)	23,067	1,337,655

		4,404,751

Hotels, Restaurants & Leisure — 3.0%
Biglari Holdings, Inc.(a)(b)	1,496	429,202
BJ’s Restaurants, Inc.(a)(b)	25,772	608,219
Buffalo Wild Wings, Inc.(b)	21,965	803,480
California Pizza Kitchen, Inc.(b)	29,644	449,107
CEC Entertainment, Inc.(a)(b)	26,607	938,163
CKE Restaurants, Inc.	66,807	837,092
Cracker Barrel Old Country Store, Inc.(a)	28,578	1,330,592
DineEquity, Inc.(a)(b)	18,705	522,244
Interval Leisure Group, Inc.(b)	48,136	599,293
Jack In The Box, Inc.(a)(b)	66,617	1,295,701
Landry’s Restaurants, Inc.(a)(b)	9,811	239,977
Marcus Corp.	25,258	238,941
Monarch Casino & Resort, Inc.(b)	13,631	138,082
Multimedia Games, Inc.(b)	33,099	148,945
O’Charleys, Inc.(b)	22,715	120,389
Papa John’s International, Inc.(b)	25,515	589,907
Peet’s Coffee & Tea, Inc.(a)(b)	16,094	632,011
PF Chang’s China Bistro, Inc.	28,014	1,110,755
Pinnacle Entertainment, Inc.(b)	73,213	692,595
Red Robin Gourmet Burgers, Inc.(b)	18,863	323,689
Ruby Tuesday, Inc.(a)(b)	77,984	662,864

COMMON STOCKS (continued)	Shares	Value (Note 2)

Hotels, Restaurants & Leisure (continued)
Ruth’s Hospitality Group, Inc.(b)	34,448	$143,993
Shuffle Master, Inc.(b)	64,759	518,719
Sonic Corp.(b)	74,014	573,608
Texas Roadhouse, Inc. (Class A Stock)(a)(b)	63,030	795,439

		14,743,007

Household Durables — 0.9%
Blyth, Inc.	7,183	244,725
Ethan Allen Interiors, Inc.	31,699	443,469
Helen of Troy Ltd.(b)	37,110	818,647
Kid Brands, Inc.(b)	26,001	182,787
La-Z-Boy, Inc.(b)	62,301	462,896
M/I Homes, Inc.(b)	22,370	215,647
Meritage Homes Corp.(b)	38,797	631,615
National Presto Industries, Inc.	5,849	543,138
Skyline Corp.	8,212	147,898
Standard Pacific Corp.(b)	119,822	399,007
Universal Electronics, Inc.(b)	16,454	273,630

		4,363,459

Household Products — 0.3%
Central Garden and Pet Co. (Class A Stock)(b)	77,888	698,655
WD-40 Co.	20,109	671,641

		1,370,296

Industrial Conglomerates — 0.2%
Standex International Corp.	15,070	382,025
Tredegar Corp.	25,235	411,835

		793,860

Insurance — 2.6%
American Physicians Capital, Inc.	9,959	307,235
AMERISAFE, Inc.(b)	22,764	399,508
Delphi Financial Group, Inc. (Class A Stock)	57,696	1,408,359
eHealth, Inc.(b)	28,391	322,806
Employers Holdings, Inc.	51,715	761,762
Horace Mann Educators Corp.	47,400	725,220
Infinity Property & Casualty Corp.	15,989	738,372
National Financial Partners Corp.(b)	51,554	503,683
Navigators Group, Inc. (The)(b)	15,718	646,481
Presidential Life Corp.	24,995	227,455
ProAssurance Corp.(b)	39,383	2,235,379
RLI Corp.	21,005	1,102,973
Safety Insurance Group, Inc.	18,360	679,687
Selective Insurance Group	64,407	957,088
Stewart Information Services Corp.	22,102	199,360
Tower Group, Inc.	54,361	1,170,392
United Fire & Casualty Co.	26,761	530,403

		12,916,163

Internet & Catalog Retail — 0.7%
Blue Nile, Inc.(a)(b)	17,580	827,666
HSN, Inc.(b)	48,565	1,165,560
NutriSystem, Inc.(a)	37,928	870,068
PetMed Express, Inc.(a)	27,781	494,502

		3,357,796

SEE NOTES TO FINANCIAL STATEMENTS.

A117

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Internet Software & Services — 0.8%
comScore, Inc.(b)	30,027	$494,545
DealerTrack Holdings, Inc.(b)	48,783	802,480
Infospace, Inc.(b)	43,312	325,706
j2 Global Communications, Inc.(b)	54,678	1,194,167
Knot, Inc. (The)(b)	36,295	282,375
Perficient, Inc.(b)	37,114	330,686
Stamps.com, Inc.(b)	12,720	130,380
United Online, Inc.	105,430	607,277

		4,167,616

IT Services — 1.9%
CACI International, Inc. (Class A Stock)(b)	36,644	1,556,637
Ciber, Inc.(b)	83,723	231,913
CSG Systems International, Inc.(b)	41,224	755,636
Cybersource Corp.(b)	85,382	2,179,802
Forrester Research, Inc.(b)	17,962	543,530
Heartland Payment Systems, Inc.	45,711	678,351
Integral Systems, Inc.(b)	21,126	134,150
MAXIMUS, Inc.	21,168	1,224,992
NCI, Inc. (Class A Stock)(b)	8,400	189,672
StarTek, Inc.(b)	14,365	56,024
TeleTech Holdings, Inc.(a)(b)	38,667	498,418
Wright Express Corp.(b)	46,976	1,395,187

		9,444,312

Leisure Equipment & Products — 1.4%
Arctic Cat, Inc.(b)	14,757	134,436
Brunswick Corp.(a)	107,129	1,331,613
Callaway Golf Co.	77,880	470,395
Jakks Pacific, Inc.(b)	33,715	484,822
Nautilus, Inc.(b)	24,896	37,842
Polaris Industries, Inc.(a)	40,143	2,192,611
Pool Corp.	59,855	1,312,022
RC2 Corp.(b)	26,046	419,601
Sturm Ruger & Co., Inc.(a)	23,127	331,410

		6,714,752

Life Sciences Tools & Services — 0.8%
Cambrex Corp.(b)	35,432	111,611
Dionex Corp.(a)(b)	21,386	1,592,401
Enzo Biochem, Inc.(b)	40,357	164,253
eResearchTechnology, Inc.(b)	51,283	404,110
Kendle International, Inc.(b)	18,019	207,579
Parexel International Corp.(b)	70,657	1,531,844

		4,011,798

Machinery — 3.7%
Actuant Corp. (Class A Stock)	82,164	1,547,148
Albany International Corp. (Class A Stock)	33,404	540,811
Astec Industries, Inc.(b)	24,110	668,570
Badger Meter, Inc.	18,107	700,560
Barnes Group, Inc.	52,616	862,376
Briggs & Stratton Corp.	60,546	1,030,493
Cascade Corp.	11,093	395,022
CIRCOR International, Inc.	20,688	529,199
CLARCOR, Inc.	61,032	2,167,857
EnPro Industries, Inc.(b)	24,878	700,316

COMMON STOCKS (continued)	Shares	Value (Note 2)

Machinery (continued)
ESCO Technologies, Inc.	32,021	$824,541
Federal Signal Corp.	72,100	435,484
John Bean Technologies Corp.	34,047	519,217
Kaydon Corp.	40,467	1,329,745
Lindsay Corp.	15,079	477,853
Lydall, Inc.(b)	20,556	157,048
Mueller Industries, Inc.	45,649	1,122,965
Robbins & Myers, Inc.	39,897	867,361
Toro Co. (The)	39,333	1,932,037
Watts Water Technologies, Inc. (Class A Stock)	35,621	1,020,898

		17,829,501

Media — 0.6%
Arbitron, Inc.	32,261	826,849
E.W. Scripps Co. (Class A Stock)(b)	36,501	271,203
Live Nation Entertainment, Inc.(a)(b)	173,576	1,813,869

		2,911,921

Metals & Mining — 0.7%
A.M. Castle & Co.(b)	20,183	280,342
Amcol International Corp.	30,391	714,189
Brush Engineered Materials, Inc.(b)	24,578	491,068
Century Aluminum Co.(b)	69,463	613,358
Olympic Steel, Inc.	10,938	251,246
RTI International Metals, Inc.(b)	36,361	876,664

		3,226,867

Multiline Retail — 0.1%
Fred’s, Inc. (Class A Stock)	47,566	526,080
Tuesday Morning Corp.(b)	37,932	151,349

		677,429

Multi-Utilities — 0.7%
Avista Corp.	66,403	1,296,851
CH Energy Group, Inc.	19,185	752,819
Northwestern Corp.	43,800	1,147,560

		3,197,230

Oil, Gas & Consumable Fuels — 2.1%
Holly Corp.	52,766	1,402,520
Penn Virginia Corp.(a)	54,998	1,106,010
Petroleum Development Corp.(b)	23,326	597,612
Petroquest Energy, Inc.(a)(b)	64,145	433,620
SM Energy Co.(a)	76,123	3,057,100
Stone Energy Corp.(a)(b)	50,994	569,093
Swift Energy Co.(b)	45,744	1,230,971
World Fuel Services Corp.	71,847	1,863,711

		10,260,637

Paper & Forest Products — 0.7%
Buckeye Technologies, Inc.(b)	47,442	472,048
Clearwater Paper Corp.(b)	13,890	760,616
Deltic Timber Corp.	12,991	543,024
Neenah Paper, Inc.	17,778	325,337
Schweitzer-Mauduit International, Inc.	22,238	1,121,907
Wausau Paper Corp.(b)	59,267	401,238

		3,624,170

SEE NOTES TO FINANCIAL STATEMENTS.

A118

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Personal Products — 0.1%
Mannatech, Inc.(b)	18,871	$37,553
Medifast, Inc.(b)	16,100	417,151

		454,704

Pharmaceuticals — 1.0%
Hi-Tech Pharmacal Co., Inc.(b)	11,700	268,047
Par Pharmaceutical Cos., Inc.(b)	42,443	1,101,820
Salix Pharmaceuticals Ltd.(a)(b)	68,933	2,690,455
ViroPharma, Inc.(b)	94,137	1,055,276

		5,115,598

Professional Services — 0.9%
Administaff, Inc.	27,579	666,309
CDI Corp.	15,388	238,976
Dolan Co. (The)(b)	36,600	406,992
Exponent, Inc.(b)	16,740	547,733
Heidrick & Struggles International, Inc.	21,114	481,821
Kelly Services, Inc. (Class A Stock)(b)	32,139	477,907
On Assignment, Inc.(b)	43,986	221,249
School Specialty, Inc.(a)(b)	19,397	350,504
SFN Group, Inc.(b)	62,805	342,915
TrueBlue, Inc.(b)	53,318	596,628
Volt Information Sciences, Inc.(b)	14,604	122,674

		4,453,708

Real Estate Investment Trusts — 7.0%
Acadia Realty Trust	48,505	815,854
BioMed Realty Trust, Inc.	137,411	2,210,943
Cedar Shopping Centers, Inc.	66,566	400,727
Colonial Properties Trust(a)	84,739	1,231,258
Diamondrock Hospitality Co.(b)	186,670	1,534,427
EastGroup Properties, Inc.	32,663	1,162,150
Entertainment Properties Trust	56,270	2,142,199
Extra Space Storage, Inc.(a)	105,508	1,466,561
Franklin Street Properties Corp.(a)	81,902	967,263
Healthcare Realty Trust, Inc.	75,400	1,656,538
Home Properties, Inc.(a)	43,979	1,982,134
Inland Real Estate Corp.	86,835	687,733
Kilroy Realty Corp.(a)	63,248	1,880,363
Kite Realty Group Trust	76,491	319,732
LaSalle Hotel Properties	84,472	1,737,589
Lexington Realty Trust(a)	135,916	816,855
LTC Properties, Inc.	28,826	699,607
Medical Properties Trust, Inc.(a)	134,566	1,270,303
Mid-America Apartment Communities, Inc.	36,466	1,876,905
National Retail Properties, Inc.	100,818	2,161,538
Parkway Properties, Inc.(a)	26,048	379,519
Pennsylvania Real Estate Investment Trust(a)	59,522	727,359
Post Properties, Inc.	58,861	1,337,911
PS Business Parks, Inc.	22,002	1,227,272
Sovran Self Storage, Inc.	33,397	1,149,859
Tanger Factory Outlet Centers	48,992	2,027,289
Urstadt Biddle Properties, Inc. (Class A Stock)	26,150	421,799

		34,291,687

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Management & Development — 0.2%
Forestar Group, Inc.(a)(b)	44,056	$791,246

Road & Rail — 0.9%
Arkansas Best Corp.	30,595	634,846
Heartland Express, Inc.	63,648	924,169
Knight Transportation, Inc.(a)	70,688	1,430,725
Old Dominion Freight Line, Inc.(b)	33,889	1,190,860

		4,180,600

Semiconductors & Semiconductor Equipment — 5.4%
Actel Corp.(b)	31,693	406,304
Advanced Energy Industries, Inc.(b)	40,197	494,021
ATMI, Inc.(b)	38,106	557,872
Brooks Automation, Inc.(b)	78,605	607,617
Cabot Microelectronics Corp.(b)	28,661	991,384
Cohu, Inc.	28,497	345,669
Cymer, Inc.(b)	36,420	1,094,057
Cypress Semiconductor Corp.(b)	198,304	1,990,972
Diodes, Inc.(b)	42,470	673,999
DSP Group, Inc.(b)	27,928	178,460
Exar Corp.(b)	53,023	367,449
FEI Co.(b)	45,912	904,926
Hittite Microwave Corp.(b)	26,206	1,172,456
Kopin Corp.(b)	80,596	273,220
Kulicke & Soffa Industries, Inc.(b)	84,832	595,521
Micrel, Inc.	52,102	530,398
Microsemi Corp.(b)	100,419	1,469,130
MKS Instruments, Inc.(b)	60,585	1,134,151
Pericom Semiconductor Corp.(b)	30,660	294,336
Rudolph Technologies, Inc.(b)	37,694	284,590
Sigma Designs, Inc.(a)(b)	32,558	325,906
Skyworks Solutions, Inc.(a)(b)	213,891	3,591,230
Standard Microsystems Corp.(b)	27,076	630,329
Supertex, Inc.(b)	15,672	386,472
Tessera Technologies, Inc.(b)	60,777	975,471
TriQuint Semiconductor, Inc.(b)	187,776	1,147,311
Ultratech, Inc.(b)	28,911	470,382
Varian Semiconductor Equipment Associates, Inc.(a)(b)	90,287	2,587,625
Veeco Instruments, Inc.(a)(b)	49,042	1,681,160

		26,162,418

Software — 3.3%
Blackbaud, Inc.	54,183	1,179,564
CommVault Systems, Inc.(a)(b)	52,242	1,175,445
Concur Technologies, Inc.(a)(b)	52,527	2,241,852
Ebix, Inc.(a)(b)	37,657	590,462
Epicor Software Corp.(b)	57,274	457,619
EPIQ Systems, Inc.(b)	39,817	514,834
Interactive Intelligence, Inc.(b)	15,579	255,963
JDA Software Group, Inc.(b)	44,389	975,670
Manhattan Associates, Inc.(b)	27,493	757,432
Microstrategy, Inc. (Class A Stock)(b)	11,000	825,990
Netscout Systems, Inc.(b)	42,495	604,279
Phoenix Technologies Ltd.(b)	42,415	122,579
Progress Software Corp.(a)(b)	51,065	1,533,482
Radiant Systems, Inc.(b)	34,105	493,158
Smith Micro Software, Inc.(b)	36,862	350,558
Sonic Solutions, Inc.(a)(b)	37,046	309,334

SEE NOTES TO FINANCIAL STATEMENTS.

A119

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software (continued)
Take-Two Interactive Software, Inc.(a)(b)	102,312	$920,808
Taleo Corp. (Class A Stock)(b)	46,971	1,140,926
THQ, Inc.(b)	81,982	354,162
Tyler Technologies, Inc.(a)(b)	33,427	518,787
Websense, Inc.(a)(b)	52,270	987,903

		16,310,807

Specialty Retail — 4.0%
Big 5 Sporting Goods Corp.	26,337	346,068
Brown Shoe Co., Inc.	52,534	797,466
Buckle, Inc. (The)(a)	31,059	1,006,933
Cabela’s, Inc.(a)(b)	49,092	694,161
Cato Corp. (The) (Class A Stock)	35,803	788,382
Childrens Place Retail Stores, Inc. (The)(b)	33,565	1,477,531
Christopher & Banks Corp.	43,278	267,891
Finish Line, Inc. (The) (Class A Stock)	65,746	915,842
Genesco, Inc.(b)	29,122	766,200
Group 1 Automotive, Inc.(a)(b)	29,664	697,994
Gymboree Corp.(a)(b)	35,819	1,529,830
Haverty Furniture Cos., Inc.	22,741	279,487
Hibbett Sports, Inc.(b)	34,896	836,108
Hot Topic, Inc.	53,803	273,319
Jo-Ann Stores, Inc.(b)	33,030	1,238,955
Jos. A. Bank Clothiers, Inc.(a)(b)	22,221	1,199,712
Lithia Motors, Inc. (Class A Stock)	25,730	159,011
Lumber Liquidators Holdings, Inc.(a)(b)	18,822	439,117
MarineMax, Inc.(b)	26,642	184,896
Men’s Wearhouse, Inc. (The)	63,367	1,163,418
Midas, Inc.(b)	17,212	132,016
Monro Muffler Brake, Inc.	24,015	949,313
OfficeMax, Inc.(b)	102,599	1,339,943
Pep Boys-Manny Moe & Jack	56,426	499,934
Sonic Automotive, Inc. (Class A Stock)(a)(b)	48,347	413,850
Stage Stores, Inc.	46,379	495,328
Stein Mart, Inc.(b)	31,983	199,254
Zale Corp.(a)(b)	28,662	45,286
Zumiez, Inc.(b)	25,450	410,000

		19,547,245

Textiles, Apparel & Luxury Goods — 2.9%
Carter’s, Inc.(a)(b)	71,915	1,887,769
CROCS, Inc.(a)(b)	103,743	1,097,601
Deckers Outdoor Corp.(b)	15,644	2,235,058
Iconix Brand Group, Inc.(b)	87,331	1,254,946
K-Swiss, Inc. (Class A Stock)(b)	32,678	366,974
Liz Claiborne, Inc.(a)(b)	114,266	482,202
Maidenform Brands, Inc.(b)	26,921	548,112
Movado Group, Inc.(b)	21,717	231,938
Oxford Industries, Inc.	16,816	351,959
Perry Ellis International, Inc.(b)	12,379	250,056
Quiksilver, Inc.(b)	155,893	576,804
Skechers U.S.A., Inc. (Class A Stock)(b)	41,276	1,507,399
True Religion Apparel, Inc.(b)	30,764	678,961
Unifirst Corp.	17,430	767,269
Volcom, Inc.(b)	19,995	371,307
Wolverine World Wide, Inc.	59,977	1,512,620

		14,120,975

COMMON STOCKS (continued)	Shares	Value (Note 2)

Thrifts & Mortgage Finance — 0.4%
Bank Mutual Corp.	55,035	$312,599
Brookline Bancorp, Inc.	71,432	634,316
Dime Community Bancshares	30,881	380,763
Trustco Bank Corp. NY	92,995	520,772

		1,848,450

Tobacco — 0.1%
Alliance One International, Inc.(b)	107,738	383,547

Trading Companies & Distributors — 0.9%
Applied Industrial Technologies, Inc.	45,128	1,142,641
Kaman Corp.	31,322	692,843
Lawson Products, Inc.	4,824	81,911
Watsco, Inc.	39,276	2,274,866

		4,192,261

Water Utilities — 0.1%
American States Water Co.	22,476	744,855

Wireless Telecommunication Services — 0.2%
NTELOS Holdings Corp.	36,242	623,362
USA Mobility, Inc.	26,780	345,998

		969,360

TOTAL COMMON STOCKS (cost $471,970,643)		473,806,443

	Units
RIGHTS
Commercial Banks
Hanmi Financial Corp. (cost $182,885)	62,242	3,734

TOTAL LONG-TERM INVESTMENTS (cost $472,153,528)		473,810,177

SHORT-TERM INVESTMENTS — 21.6%

	Principal Amount (000)
U.S Government Obligation — 0.2%
U.S. Treasury Bill, 0.097%, 09/16/2010 (cost $1,299,730)(e)(f)	$1,300	1,299,569

Affiliated Money Market Mutual Fund — 21.4%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $104,366,127; includes $90,974,733 of cash collateral received for securities on loan)(Note 4)(c)(d)	104,366,127	104,366,127

TOTAL SHORT-TERM INVESTMENTS (cost $105,665,857)		105,665,696

TOTAL INVESTMENTS — 118.8% (cost $577,819,385)		579,475,873
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (18.8)%		(91,871,992)

NET ASSETS — 100.0%		$487,603,881

SEE NOTES TO FINANCIAL STATEMENTS.

A120

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $87,509,022; cash collateral of $90,974,733 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Non-income producing security.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(e)	Security segregated as collateral for futures contracts.

(f)	Rate quoted represents yield-to-maturity as of purchase date.

(g)	Liabilities in excess of other assets include net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized (Depreciation)
Long Position:
234	Russell 2000	Sep. 2010	$14,532,675	$14,222,520	$(310,155)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$473,806,443	$—	$—
Rights	3,734
U.S. Government Obligation	—	1,299,569	—
Affiliated Money Market Mutual Fund	104,366,127	—	—

	578,176,304	1,299,569	—
Other Financial Instruments*	(310,155)

Total	$577,866,149	$1,299,569	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (including 18.7% of collateral received for securities on loan)	21.4%
Real Estate Investment Trusts	7.0
Commercial Banks	6.3
Semiconductors & Semiconductor Equipment	5.4
Healthcare Providers & Services	5.3
Specialty Retail	4.0
Healthcare Equipment & Supplies	3.9
Machinery	3.7
Electronic Equipment & Instruments	3.5
Software	3.3
Hotels, Restaurants & Leisure	3.0
Aerospace & Defense	2.9
Textiles, Apparel & Luxury Goods	2.9
Energy Equipment & Services	2.8
Insurance	2.6
Commercial Services & Supplies	2.3
Communications Equipment	2.2
Oil, Gas & Consumable Fuels	2.1
Gas Utilities	1.9
IT Services	1.9
Chemicals	1.7
Food Products	1.6
Electrical Equipment	1.5
Diversified Consumer Services	1.4
Leisure Equipment & Products	1.4
Biotechnology	1.2
Building Products	1.2
Food & Staples Retailing	1.1
Capital Markets	1.0
Electric Utilities	1.0
Pharmaceuticals	1.0
Computers & Peripherals	0.9

Healthcare Technology	0.9%
Household Durables	0.9
Professional Services	0.9
Road & Rail	0.9
Trading Companies & Distributors	0.9
Consumer Finance	0.8
Internet Software & Services	0.8
Life Sciences Tools & Services	0.8
Construction & Engineering	0.7
Internet & Catalog Retail	0.7
Metals & Mining	0.7
Multi-Utilities	0.7
Paper & Forest Products	0.7
Media	0.6
Air Freight & Logistics	0.5
Construction Materials	0.5
Thrifts & Mortgage Finance	0.4
Airlines	0.3
Diversified Financial Services	0.3
Diversified Telecommunication Services	0.3
Household Products	0.3
Auto Components	0.2
Beverages	0.2
Industrial Conglomerates	0.2
Real Estate Management & Development	0.2
U.S Government Obligation	0.2
Wireless Telecommunication Services	0.2
Automobiles	0.1
Containers & Packaging	0.1
Multiline Retail	0.1
Personal Products	0.1
Tobacco	0.1
Water Utilities	0.1

118.8
Liabilities in excess of other assets	(18.8)

100.0%

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	($1,516,687)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Rights	Total
Equity contracts	($357,231)	($179,151)	($536,382)

For the six months ended June 30, 2010, the average value at trade date for futures long positions was $ 6,139,810.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2010

ASSETS
Investments, at value including securities on loan of $87,509,022:
Unaffiliated investments (cost $473,453,258)	$475,109,746
Affiliated investments (cost $104,366,127)	104,366,127
Dividends and interest receivable	496,354
Receivable for investments sold	34,886
Receivable for Series shares sold	34,204
Prepaid expenses	700

Total Assets	580,042,017

LIABILITIES
Collateral for securities on loan	90,974,733
Payable for investments purchased	674,129
Payable for Series shares repurchased	368,955
Management fee payable	169,172
Accrued expenses and other liabilities	124,214
Payable to custodian	122,800
Due to broker-variation margin	3,256
Affiliated transfer agent fee payable	877

Total Liabilities	92,438,136

NET ASSETS	$487,603,881

Net assets were comprised of:
Paid-in capital	$498,205,608
Retained earnings	(10,601,727)

Net assets, June 30, 2010	$487,603,881

Net asset value and redemption price per share, $487,603,881 / 35,933,546 outstanding shares of beneficial interest	$13.57

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income	$2,765,226
Affiliated income from securities loaned, net	355,651
Affiliated dividend income	7,912
Interest	336

3,129,125

EXPENSES
Management fee	1,031,413
Custodian’s fees and expenses	108,000
Shareholders’ reports	64,000
Audit fee	9,000
Trustees’ fees	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Insurance expenses	4,000
Legal fees and expenses	4,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 8)	47
Miscellaneous	24,600

Total expenses	1,259,060

NET INVESTMENT INCOME	1,870,065

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	11,493,179
Futures transactions	(1,516,687)

9,976,492

Net change in unrealized appreciation (depreciation) on:
Investments	(18,036,869)
Futures	(357,231)

(18,394,100)

NET LOSS ON INVESTMENTS	(8,417,608)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,547,543)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,870,065	$4,331,495
Net realized gain (loss) on investments	9,976,492	(15,188,855)
Net change in unrealized appreciation (depreciation) on investments	(18,394,100)	110,183,569

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,547,543)	99,326,209

DISTRIBUTIONS	(4,329,959)	(50,038,749)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,456,478 and 777,306 shares, respectively]	22,501,741	9,044,644
Series shares issued in reinvestment of distributions [301,739 and 4,374,017 shares, respectively]	4,329,959	50,038,749
Series shares repurchased [1,406,849 and 4,126,316 shares, respectively]	(20,517,833)	(48,713,794)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	6,313,867	10,369,599

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,563,635)	59,657,059
NET ASSETS:
Beginning of period	492,167,516	432,510,457

End of period	$487,603,881	$492,167,516

SEE NOTES TO FINANCIAL STATEMENTS.

A123

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS — 97.5%	Shares	Value (Note 2)

Aerospace & Defense — 2.8%
Boeing Co. (The)	152,536	$9,571,634
General Dynamics Corp.	79,100	4,632,096
Goodrich Corp.	23,300	1,543,625
Honeywell International, Inc.	154,550	6,032,087
ITT Corp.	37,600	1,688,992
L-3 Communications Holdings, Inc.	24,600	1,742,664
Lockheed Martin Corp.	64,298	4,790,201
Northrop Grumman Corp.	64,826	3,529,127
Precision Castparts Corp.	27,700	2,850,884
Raytheon Co.	77,118	3,731,740
Rockwell Collins, Inc.	30,600	1,625,778
United Technologies Corp.	189,100	12,274,481

		54,013,309

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	33,400	1,859,044
Expeditors International of Washington, Inc.	41,600	1,435,616
FedEx Corp.	62,440	4,377,668
United Parcel Service, Inc. (Class B Stock)	201,100	11,440,579

		19,112,907

Airlines — 0.1%
Southwest Airlines Co.	155,137	1,723,572

Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The)(a)	47,600	473,144
Johnson Controls, Inc.	143,300	3,850,471

		4,323,615

Automobiles — 0.4%
Ford Motor Co.(a)(b)	682,559	6,880,195
Harley-Davidson, Inc.(b)	48,300	1,073,709

		7,953,904

Beverages — 2.6%
Brown-Forman Corp. (Class B Stock)	19,700	1,127,431
Coca-Cola Co. (The)	464,200	23,265,704
Coca-Cola Enterprises, Inc.	58,600	1,515,396
Constellation Brands, Inc. (Class A Stock)(a)	43,200	674,784
Dr. Pepper Snapple Group, Inc.	50,600	1,891,934
Molson Coors Brewing Co. (Class B Stock)(b)	31,100	1,317,396
PepsiCo, Inc.	327,339	19,951,312

		49,743,957

Biotechnology — 1.4%
Amgen, Inc.(a)	195,764	10,297,187
Biogen Idec, Inc.(a)	56,825	2,696,346
Celgene Corp.(a)	92,800	4,716,096
Cephalon, Inc.(a)(b)	15,400	873,950
Genzyme Corp.(a)	50,600	2,568,962
Gilead Sciences, Inc.(a)	182,900	6,269,812

		27,422,353

Building Products
Masco Corp.	72,600	781,176

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets — 2.4%
Ameriprise Financial, Inc.	54,600	$1,972,698
Bank of New York Mellon Corp. (The)	249,389	6,157,415
Charles Schwab Corp. (The)	195,200	2,767,936
E*Trade Financial Corp.(a)	40,010	472,918
Federated Investors, Inc. (Class B Stock)(b)	22,600	468,046
Franklin Resources, Inc.	31,800	2,740,842
Goldman Sachs Group, Inc. (The)	106,200	13,940,874
Invesco Ltd.	91,400	1,538,262
Janus Capital Group, Inc.(b)	39,000	346,320
Legg Mason, Inc.(b)	32,600	913,778
Morgan Stanley	283,210	6,573,304
Northern Trust Corp.	51,000	2,381,700
State Street Corp.	104,900	3,547,718
T. Rowe Price Group, Inc.	55,200	2,450,328

		46,272,139

Chemicals — 1.8%
Air Products & Chemicals, Inc.	43,200	2,799,792
Airgas, Inc.	15,900	988,980
CF Industries Holdings, Inc.	13,100	831,195
Dow Chemical Co. (The)	231,061	5,480,767
E.I. du Pont de Nemours & Co.(b)	181,391	6,274,315
Eastman Chemical Co.	15,800	843,088
Ecolab, Inc.	48,600	2,182,626
FMC Corp.	15,300	878,679
International Flavors & Fragrances, Inc.	16,100	682,962
Monsanto Co.	107,496	4,968,465
PPG Industries, Inc.	32,500	1,963,325
Praxair, Inc.(b)	61,700	4,688,583
Sherwin-Williams Co. (The)	18,400	1,273,096
Sigma-Aldrich Corp.(b)	22,400	1,116,192

		34,972,065

Commercial Banks — 3.0%
BB&T Corp.	141,200	3,714,972
Comerica, Inc.	34,750	1,279,842
Fifth Third Bancorp	163,649	2,011,246
First Horizon National Corp.(a)	50,359	576,611
Huntington Bancshares, Inc.	138,775	768,814
KeyCorp	179,700	1,381,893
M&T Bank Corp.(b)	16,300	1,384,685
Marshall & Ilsley Corp.	105,998	761,066
PNC Financial Services Group, Inc.(b)	104,493	5,903,854
Regions Financial Corp.	252,212	1,659,555
SunTrust Banks, Inc.	103,000	2,399,900
U.S. Bancorp	394,781	8,823,355
Wells Fargo & Co.	1,056,986	27,058,842
Zions Bancorporation(b)	32,300	696,711

		58,421,346

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	23,400	751,842
Cintas Corp.	26,500	635,205
Iron Mountain, Inc.	39,200	880,432

SEE NOTES TO FINANCIAL STATEMENTS.

A124

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Services & Supplies (continued)
Pitney Bowes, Inc.(b)	43,500	$955,260
Republic Services, Inc.	65,410	1,944,639
RR Donnelley & Sons Co.	43,300	708,821
Stericycle, Inc.(a)(b)	17,700	1,160,766
Waste Management, Inc.(b)	97,430	3,048,585

		10,085,550

Communications Equipment — 2.2%
Cisco Systems, Inc.(a)	1,152,700	24,564,037
Harris Corp.	28,200	1,174,530
JDS Uniphase Corp.(a)	45,587	448,576
Juniper Networks, Inc.(a)	111,200	2,537,584
Motorola, Inc.(a)	453,095	2,954,180
QUALCOMM, Inc.	338,000	11,099,920
Tellabs, Inc.	88,000	562,320

		43,341,147

Computers & Peripherals — 4.5%
Apple, Inc.(a)	183,400	46,130,602
Dell, Inc.(a)	351,700	4,241,502
EMC Corp.(a)(b)	416,874	7,628,794
Hewlett-Packard Co.	477,716	20,675,549
Lexmark International, Inc. (Class A Stock)(a)	15,514	512,427
NetApp, Inc.(a)	66,800	2,492,308
QLogic Corp.(a)	27,700	460,374
SanDisk Corp.(a)	47,900	2,015,153
Teradata Corp.(a)	38,300	1,167,384
Western Digital Corp.(a)	45,900	1,384,344

		86,708,437

Construction & Engineering — 0.2%
Fluor Corp.(b)	36,300	1,542,750
Jacobs Engineering Group, Inc.(a)	25,700	936,508
Quanta Services, Inc.(a)	38,000	784,700

		3,263,958

Construction Materials — 0.1%
Vulcan Materials Co.(b)	22,300	977,409

Consumer Finance — 0.9%
American Express Co.	244,200	9,694,740
Capital One Financial Corp.	97,169	3,915,911
Discover Financial Services	120,505	1,684,660
SLM Corp.(a)	102,000	1,059,780

		16,355,091

Containers & Packaging — 0.2%
Ball Corp.	20,400	1,077,732
Bemis Co., Inc.	21,300	575,100
Owens-Illinois, Inc.(a)	35,100	928,395
Pactiv Corp.(a)	21,800	607,130
Sealed Air Corp.	33,020	651,154

		3,839,511

Distributors — 0.1%
Genuine Parts Co.	33,025	1,302,836

Diversified Consumer Services — 0.2%
Apollo Group, Inc. (Class A Stock)(a)	26,900	1,142,443

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Consumer Services (continued)
DeVry, Inc.	13,700	$719,113
H&R Block, Inc.	71,000	1,113,990

		2,975,546

Diversified Financial Services — 4.4%
Bank of America Corp.	2,037,632	29,280,772
Citigroup, Inc.(a)	4,550,276	17,109,038
CME Group, Inc.	14,020	3,947,331
IntercontinentalExchange, Inc.(a)	16,000	1,808,480
JPMorgan Chase & Co.	807,945	29,578,867
Leucadia National Corp.(a)	38,900	758,939
Moody’s Corp.(b)	42,120	839,030
Nasdaq OMX Group, Inc. (The)(a)	25,700	456,946
NYSE Euronext	58,900	1,627,407

		85,406,810

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	1,198,711	28,996,819
CenturyLink, Inc.(b)	63,130	2,102,860
Frontier Communications Corp.(b)	51,900	369,009
Qwest Communications International, Inc.(b)	322,047	1,690,747
Verizon Communications, Inc.	579,138	16,227,447
Windstream Corp.	90,665	957,422

		50,344,304

Electric Utilities — 1.9%
Allegheny Energy, Inc.	32,600	674,168
American Electric Power Co., Inc.	98,140	3,169,922
Duke Energy Corp.	268,482	4,295,712
Edison International	68,100	2,160,132
Entergy Corp.	38,800	2,778,856
Exelon Corp.	135,950	5,162,022
FirstEnergy Corp.	61,336	2,160,867
NextEra Energy, Inc.	84,900	4,139,724
Northeast Utilities	35,700	909,636
Pepco Holdings, Inc.	45,400	711,872
Pinnacle West Capital Corp.	20,900	759,924
PPL Corp.	89,600	2,235,520
Progress Energy, Inc.	57,114	2,240,011
Southern Co.	161,300	5,368,064

		36,766,430

Electrical Equipment — 0.5%
Emerson Electric Co.	153,500	6,706,415
Rockwell Automation, Inc.	30,300	1,487,427
Roper Industries, Inc.(b)	18,900	1,057,644

		9,251,486

Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc.(a)	70,582	2,006,646
Amphenol Corp. (Class A Stock)	35,000	1,374,800
Corning, Inc.(b)	315,500	5,095,325
FLIR Systems, Inc.(a)	25,800	750,522
Jabil Circuit, Inc.	44,000	585,200
Molex, Inc.	26,600	485,184

		10,297,677

SEE NOTES TO FINANCIAL STATEMENTS.

A125

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services — 1.6%
Baker Hughes, Inc.(b)	82,948	$3,448,148
Cameron International Corp.(a)	45,300	1,473,156
Diamond Offshore Drilling, Inc.(b)	13,200	820,908
FMC Technologies, Inc.(a)	24,500	1,290,170
Halliburton Co.	183,000	4,492,650
Helmerich & Payne, Inc.(b)	21,100	770,572
Nabors Industries Ltd.(a)	60,800	1,071,296
National Oilwell Varco, Inc.	84,700	2,801,029
Rowan Cos., Inc.(a)	24,100	528,754
Schlumberger Ltd.	240,600	13,314,804
Smith International, Inc.	46,400	1,746,960

		31,758,447

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	87,232	4,782,930
CVS Caremark Corp.	282,838	8,292,810
Kroger Co. (The)	131,500	2,589,235
Safeway, Inc.	77,200	1,517,752
SUPERVALU, Inc.	47,508	514,987
Sysco Corp.	118,800	3,394,116
Walgreen Co.	200,900	5,364,030
Wal-Mart Stores, Inc.	425,000	20,429,750
Whole Foods Market, Inc.(a)(b)	34,800	1,253,496

		48,139,106

Food Products — 1.9%
Archer-Daniels-Midland Co.	129,138	3,334,343
Campbell Soup Co.	39,300	1,408,119
ConAgra Foods, Inc.	88,100	2,054,492
Dean Foods Co.(a)	38,800	390,716
General Mills, Inc.	132,000	4,688,640
H.J. Heinz Co.	63,750	2,755,275
Hershey Co. (The)(b)	32,800	1,572,104
Hormel Foods Corp.	15,500	627,440
J.M. Smucker Co. (The)	25,100	1,511,522
Kellogg Co.	52,600	2,645,780
Kraft Foods, Inc. (Class A Stock)	352,511	9,870,308
McCormick & Co., Inc.	27,600	1,047,696
Mead Johnson Nutrition Co.	38,493	1,929,269
Sara Lee Corp.	134,400	1,895,040
Tyson Foods, Inc. (Class A Stock)	59,800	980,122

		36,710,866

Gas Utilities — 0.2%
EQT Corp.	27,300	986,622
Nicor, Inc.	10,200	413,100
ONEOK, Inc.	19,400	839,050
Questar Corp.	33,200	1,510,268

		3,749,040

Healthcare Equipment & Supplies — 1.8%
Baxter International, Inc.	119,900	4,872,736
Becton, Dickinson & Co.(b)	48,700	3,293,094
Boston Scientific Corp.(a)(b)	313,199	1,816,554
C.R. Bard, Inc.	19,000	1,473,070
CareFusion Corp.(a)	36,237	822,580
DENTSPLY International, Inc.	31,700	948,147
Hospira, Inc.(a)	34,520	1,983,174
Intuitive Surgical, Inc.(a)	8,000	2,524,960

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Equipment & Supplies (continued)
Medtronic, Inc.	224,200	$8,131,734
St. Jude Medical, Inc.(a)	66,400	2,396,376
Stryker Corp.	55,700	2,788,342
Varian Medical Systems, Inc.(a)(b)	23,300	1,218,124
Zimmer Holdings, Inc.(a)	43,986	2,377,443

		34,646,334

Healthcare Providers & Services — 2.1%
Aetna, Inc.	89,748	2,367,552
AmerisourceBergen Corp.	58,600	1,860,550
Cardinal Health, Inc.	72,475	2,435,885
CIGNA Corp.	58,400	1,813,904
Coventry Health Care, Inc.(a)	32,750	579,020
DaVita, Inc.(a)	21,300	1,329,972
Express Scripts, Inc.(a)	107,800	5,068,756
Humana, Inc.(a)	35,700	1,630,419
Laboratory Corp. of America Holdings(a)(b)	21,600	1,627,560
McKesson Corp.	55,207	3,707,702
Medco Health Solutions, Inc.(a)	94,692	5,215,636
Patterson Cos., Inc.	17,100	487,863
Quest Diagnostics, Inc.	31,900	1,587,663
Tenet Healthcare Corp.(a)	90,000	390,600
UnitedHealth Group, Inc.	237,000	6,730,800
WellPoint, Inc.(a)	88,500	4,330,305

		41,164,187

Healthcare Technology — 0.1%
Cerner Corp.(a)(b)	12,700	963,803

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	87,600	2,649,024
Darden Restaurants, Inc.	30,850	1,198,522
International Game Technology	51,900	814,830
Marriott International, Inc. (Class A Stock)	48,703	1,458,168
McDonald’s Corp.	216,700	14,274,029
Starbucks Corp.	151,100	3,671,730
Starwood Hotels & Resorts Worldwide, Inc.	36,000	1,491,480
Wyndham Worldwide Corp.(b)	32,563	655,819
Wynn Resorts Ltd.	14,100	1,075,407
Yum! Brands, Inc.	93,300	3,642,432

		30,931,441

Household Durables — 0.4%
D.R. Horton, Inc.(b)	55,200	542,616
Fortune Brands, Inc.	31,300	1,226,334
Harman International Industries, Inc.(a)	14,100	421,449
Leggett & Platt, Inc.	28,200	565,692
Lennar Corp. (Class A Stock)	29,200	406,172
Newell Rubbermaid, Inc.	60,049	879,117
Pulte Group, Inc.(a)	51,385	425,468
Stanley Black & Decker, Inc.	31,035	1,567,888
Whirlpool Corp.	14,607	1,282,787

		7,317,523

SEE NOTES TO FINANCIAL STATEMENTS.

A126

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Products — 2.6%
Clorox Co.	28,700	$1,783,992
Colgate-Palmolive Co.	98,500	7,757,860
Kimberly-Clark Corp.	84,988	5,152,823
Procter & Gamble Co. (The)	582,781	34,955,204

		49,649,879

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(a)	141,100	1,303,764
Constellation Energy Group, Inc.	38,950	1,256,138
NRG Energy, Inc.(a)(b)	56,200	1,192,002

		3,751,904

Industrial Conglomerates — 2.2%
3M Co.	144,600	11,421,954
General Electric Co.	2,158,300	31,122,686
Textron, Inc.(b)	48,100	816,257

		43,360,897

Insurance — 3.7%
Aflac, Inc.	97,600	4,164,592
Allstate Corp. (The)	111,588	3,205,923
American International Group, Inc.(a)(b)	23,629	813,783
Aon Corp.	56,425	2,094,496
Assurant, Inc.	24,500	850,150
Berkshire Hathaway, Inc. (Class B Stock)(a)(b)	335,500	26,735,995
Chubb Corp. (The)	70,200	3,510,702
Cincinnati Financial Corp.	39,028	1,009,654
Genworth Financial, Inc. (Class A Stock)(a)	105,200	1,374,964
Hartford Financial Services Group, Inc.	86,300	1,909,819
Lincoln National Corp.	62,963	1,529,371
Loews Corp.	73,226	2,439,158
Marsh & McLennan Cos., Inc.(b)	114,700	2,586,485
MetLife, Inc.	169,800	6,411,648
Principal Financial Group, Inc.(b)	65,500	1,535,320
Progressive Corp. (The)	131,800	2,467,296
Torchmark Corp.	19,900	985,249
Travelers Cos., Inc. (The)	104,598	5,151,452
Unum Group	75,756	1,643,905
XL Capital Ltd. (Class A Stock)	74,300	1,189,543

		71,609,505

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.(a)	69,900	7,637,274
Expedia, Inc.	44,900	843,222
priceline.com, Inc.(a)	8,600	1,518,244

		9,998,740

Internet Software & Services — 1.7%
Akamai Technologies, Inc.(a)(b)	36,100	1,464,577
eBay, Inc.(a)	226,500	4,441,665
Google, Inc. (Class A Stock)(a)	48,850	21,735,808
Monster Worldwide, Inc.(a)(b)	25,200	293,580
VeriSign, Inc.(a)	38,100	1,011,555
Yahoo!, Inc.(a)(b)	240,000	3,319,200

		32,266,385

COMMON STOCKS (continued)	Shares	Value (Note 2)

IT Services — 3.1%
Automatic Data Processing, Inc.	101,100	$4,070,286
Cognizant Technology Solutions Corp. (Class A Stock)(a)	57,900	2,898,474
Computer Sciences Corp.	31,900	1,443,475
Fidelity National Information Services, Inc.(b)	61,400	1,646,748
Fiserv, Inc.(a)(b)	30,200	1,378,932
International Business Machines Corp.	260,600	32,178,888
Mastercard, Inc. (Class A Stock)	19,700	3,930,741
Paychex, Inc.	63,250	1,642,602
SAIC, Inc.(a)	62,200	1,041,228
Total System Services, Inc.	41,593	565,665
Visa, Inc. (Class A Stock)	92,400	6,537,300
Western Union Co. (The)	144,004	2,147,100

		59,481,439

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.(a)(b)	35,200	152,768
Hasbro, Inc.	27,150	1,115,865
Mattel, Inc.	73,281	1,550,626

		2,819,259

Life Sciences Tools & Services — 0.5%
Life Technologies Corp.(a)	37,430	1,768,568
Millipore Corp.(a)	11,300	1,205,145
PerkinElmer, Inc.	27,200	562,224
Thermo Fisher Scientific, Inc.(a)	84,900	4,164,345
Waters Corp.(a)(b)	20,000	1,294,000

		8,994,282

Machinery — 1.7%
Caterpillar, Inc.	124,600	7,484,722
Cummins, Inc.	40,600	2,644,278
Danaher Corp.	104,000	3,860,480
Deere & Co.	85,800	4,777,344
Dover Corp.	39,400	1,646,526
Eaton Corp.(b)	34,500	2,257,680
Flowserve Corp.	12,000	1,017,600
Illinois Tool Works, Inc.	77,900	3,215,712
PACCAR, Inc.	70,228	2,799,990
Pall Corp.	24,200	831,754
Parker Hannifin Corp.	32,487	1,801,729
Snap-On, Inc.	12,700	519,557

		32,857,372

Media — 3.1%
CBS Corp. (Class B Stock)	138,768	1,794,270
Comcast Corp. (Class A Stock)	575,646	9,998,971
DIRECTV (Class A Stock)(a)	190,200	6,451,584
Discovery Communications, Inc. (Class A Stock)(a)(b)	54,700	1,953,337
Gannett Co., Inc.	50,200	675,692
Interpublic Group of Cos., Inc. (The)(a)(b)	86,900	619,597
McGraw-Hill Cos., Inc. (The)	67,800	1,907,892
Meredith Corp.	4,000	124,520
New York Times Co. (The) (Class A Stock)(a)	13,000	112,450

SEE NOTES TO FINANCIAL STATEMENTS.

A127

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
News Corp. (Class A Stock)	459,400	$5,494,424
Omnicom Group, Inc.	65,100	2,232,930
Scripps Networks Interactive, Inc. (Class A Stock)	20,300	818,902
Time Warner Cable, Inc.	70,926	3,693,826
Time Warner, Inc.	234,440	6,777,660
Viacom, Inc. (Class B Stock)	121,768	3,819,862
Walt Disney Co. (The)	391,301	12,325,982
Washington Post Co. (The) (Class B Stock)(b)	1,200	492,576

		59,294,475

Metals & Mining — 1.0%
AK Steel Holding Corp.	23,900	284,888
Alcoa, Inc.	204,576	2,058,034
Allegheny Technologies, Inc.(b)	18,440	814,864
Cliffs Natural Resources, Inc.	27,600	1,301,616
Freeport-McMoRan Copper & Gold, Inc.	95,006	5,617,705
Newmont Mining Corp.	100,203	6,186,533
Nucor Corp.	65,000	2,488,200
Titanium Metals Corp.(a)	9,200	161,828
United States Steel Corp.(b)	27,240	1,050,102

		19,963,770

Multiline Retail — 0.9%
Big Lots, Inc.(a)	15,900	510,231
Family Dollar Stores, Inc.	27,100	1,021,399
J.C. Penney Co., Inc.	48,900	1,050,372
Kohl’s Corp.(a)	61,900	2,940,250
Macy’s, Inc.	87,120	1,559,448
Nordstrom, Inc.	35,700	1,149,183
Sears Holdings Corp.(a)(b)	9,912	640,811
Target Corp.	154,268	7,585,357

		16,457,051

Multi-Utilities — 1.4%
Ameren Corp.	48,500	1,152,845
CenterPoint Energy, Inc.	79,010	1,039,771
CMS Energy Corp.(b)	48,100	704,665
Consolidated Edison, Inc.	54,900	2,366,190
Dominion Resources, Inc.	119,084	4,613,314
DTE Energy Co.	33,700	1,537,057
Integrys Energy Group, Inc.(b)	16,550	723,897
NiSource, Inc.	57,000	826,500
PG&E Corp.	76,200	3,131,820
Public Service Enterprise Group, Inc.	103,400	3,239,522
SCANA Corp.(b)	22,200	793,872
Sempra Energy	48,554	2,271,842
TECO Energy, Inc.	43,400	654,038
Wisconsin Energy Corp.	22,600	1,146,724
Xcel Energy, Inc.	90,095	1,856,858

		26,058,915

Office Electronics — 0.1%
Xerox Corp.	280,311	2,253,701

Oil, Gas & Consumable Fuels — 8.7%
Anadarko Petroleum Corp.	99,526	3,591,893

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Apache Corp.	69,250	$5,830,158
Cabot Oil & Gas Corp.	21,500	673,380
Chesapeake Energy Corp.	134,000	2,807,300
Chevron Corp.	408,192	27,699,909
ConocoPhillips	302,879	14,868,330
Consol Energy, Inc.	41,300	1,394,288
Denbury Resources, Inc.(a)	70,700	1,035,048
Devon Energy Corp.	90,000	5,482,800
El Paso Corp.	143,311	1,592,185
EOG Resources, Inc.	49,500	4,869,315
Exxon Mobil Corp.	1,032,584	58,929,569
Hess Corp.	59,300	2,985,162
Marathon Oil Corp.(b)	143,594	4,464,338
Massey Energy Co.	19,600	536,060
Murphy Oil Corp.	38,600	1,912,630
Noble Energy, Inc.	35,900	2,165,847
Occidental Petroleum Corp.	162,900	12,567,735
Peabody Energy Corp.	56,400	2,206,932
Pioneer Natural Resources Co.(b)	21,600	1,284,120
Range Resources Corp.	32,200	1,292,830
Southwestern Energy Co.(a)	69,300	2,677,752
Spectra Energy Corp.(b)	133,142	2,672,160
Sunoco, Inc.	22,500	782,325
Tesoro Corp.(b)	31,500	367,605
Valero Energy Corp.	112,600	2,024,548
Williams Cos., Inc. (The)	117,000	2,138,760

		168,852,979

Paper & Forest Products — 0.2%
International Paper Co.	87,867	1,988,430
MeadWestvaco Corp.	36,489	810,056
Weyerhaeuser Co.	43,100	1,517,120

		4,315,606

Personal Products — 0.2%
Avon Products, Inc.	87,100	2,308,150
Estee Lauder Cos., Inc. (The) (Class A Stock)	22,900	1,276,217

		3,584,367

Pharmaceuticals — 6.0%
Abbott Laboratories	313,600	14,670,208
Allergan, Inc.	61,800	3,600,468
Bristol-Myers Squibb Co.	348,840	8,700,070
Eli Lilly & Co.	206,100	6,904,350
Forest Laboratories, Inc.(a)	64,300	1,763,749
Johnson & Johnson	555,671	32,817,929
King Pharmaceuticals, Inc.(a)	45,233	343,318
Merck & Co., Inc.	625,004	21,856,384
Mylan, Inc.(a)	55,200	940,608
Pfizer, Inc.	1,635,873	23,327,549
Watson Pharmaceuticals, Inc.(a)	20,400	827,628

		115,752,261

Professional Services — 0.1%
Dun & Bradstreet Corp.	8,800	590,656
Equifax, Inc.	22,800	639,768
Robert Half International, Inc.(b)	32,500	765,375

		1,995,799

SEE NOTES TO FINANCIAL STATEMENTS.

A128

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts — 1.3%
Apartment Investment & Management Co. (Class A Stock)(b)	31,674	$613,525
AvalonBay Communities, Inc.	16,518	1,542,286
Boston Properties, Inc.(b)	28,100	2,004,654
Equity Residential	56,500	2,352,660
HCP, Inc.(b)	57,600	1,857,600
Health Care REIT, Inc.	22,900	964,548
Host Hotels & Resorts, Inc.(b)	131,726	1,775,666
Kimco Realty Corp.	76,400	1,026,816
Plum Creek Timber Co., Inc.(b)	35,000	1,208,550
ProLogis(b)	84,500	855,985
Public Storage(b)	27,600	2,426,316
Simon Property Group, Inc.(b)	59,001	4,764,331
Ventas, Inc.	32,600	1,530,570
Vornado Realty Trust	33,557	2,447,983

		25,371,490

Real Estate Management & Development
CB Richard Ellis Group, Inc. (Class A Stock)(a)	51,100	695,471

Road & Rail — 0.8%
CSX Corp.	78,024	3,872,331
Norfolk Southern Corp.	76,300	4,047,715
Ryder System, Inc.	10,700	430,461
Union Pacific Corp.	101,400	7,048,314

		15,398,821

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.(a)(b)	115,600	846,192
Altera Corp.	57,500	1,426,575
Analog Devices, Inc.	61,900	1,724,534
Applied Materials, Inc.	270,100	3,246,602
Broadcom Corp. (Class A Stock)	85,950	2,833,772
First Solar, Inc.(a)(b)	8,800	1,001,704
Intel Corp.	1,124,700	21,875,415
KLA-Tencor Corp.	32,000	892,160
Linear Technology Corp.(b)	46,000	1,279,260
LSI Corp.(a)	141,700	651,820
MEMC Electronic Materials, Inc.(a)(b)	35,500	350,740
Microchip Technology, Inc.(b)	38,900	1,079,086
Micron Technology, Inc.(a)(b)	167,700	1,423,773
National Semiconductor Corp.	44,500	598,970
Novellus Systems, Inc.(a)	22,400	568,064
NVIDIA Corp.(a)	116,650	1,190,996
Teradyne, Inc.(a)(b)	37,800	368,550
Texas Instruments, Inc.	257,100	5,985,288
Xilinx, Inc.(b)	54,900	1,386,774

		48,730,275

Software — 3.7%
Adobe Systems, Inc.(a)	105,200	2,780,436
Autodesk, Inc.(a)	48,200	1,174,152
BMC Software, Inc.(a)(b)	37,700	1,305,551
CA, Inc.	79,873	1,469,663
Citrix Systems, Inc.(a)	37,300	1,575,179
Compuware Corp.(a)	39,500	315,210
Electronic Arts, Inc.(a)(b)	64,700	931,680

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software (continued)
Intuit, Inc.(a)(b)	64,800	$2,253,096
McAfee, Inc.(a)	34,200	1,050,624
Microsoft Corp.	1,546,700	35,589,567
Novell, Inc.(a)	73,100	415,208
Oracle Corp.	791,620	16,988,165
Red Hat, Inc.(a)(b)	33,600	972,384
Salesforce.com, Inc.(a)(b)	20,700	1,776,474
Symantec Corp.(a)	176,011	2,443,033

		71,040,422

Specialty Retail — 2.0%
Abercrombie & Fitch Co. (Class A Stock)	15,500	475,695
AutoNation, Inc.(a)(b)	20,489	399,535
AutoZone, Inc.(a)(b)	5,800	1,120,676
Bed Bath & Beyond, Inc.(a)	52,900	1,961,532
Best Buy Co., Inc.	70,225	2,377,819
Carmax, Inc.(a)	34,000	676,600
GameStop Corp. (Class A Stock)(a)(b)	33,800	635,102
Gap, Inc. (The)	101,187	1,969,099
Home Depot, Inc.	346,719	9,732,402
Limited Brands, Inc.	59,796	1,319,698
Lowe’s Cos., Inc.	297,600	6,076,992
Office Depot, Inc.(a)	44,900	181,396
O’Reilly Automotive, Inc.(a)	25,200	1,198,512
RadioShack Corp.(b)	26,560	518,186
Ross Stores, Inc.(b)	26,000	1,385,540
Staples, Inc.	140,100	2,668,905
Tiffany & Co.	23,200	879,512
TJX Cos., Inc.	84,500	3,544,775
Urban Outfitters, Inc.(a)	23,300	801,287

		37,923,263

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	67,600	2,470,780
NIKE, Inc. (Class B Stock)(b)	79,000	5,336,450
Polo Ralph Lauren Corp. (Class A Stock)	11,300	824,448
V.F. Corp.	19,936	1,419,045

		10,050,723

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	109,700	1,342,728
People’s United Financial, Inc.	71,900	970,650

		2,313,378

Tobacco — 1.5%
Altria Group, Inc.	417,100	8,358,684
Lorillard, Inc.	31,531	2,269,601
Philip Morris International, Inc.	374,000	17,144,160
Reynolds American, Inc.	34,200	1,782,504

		29,554,949

Trading Companies & Distributors — 0.1%
Fastenal Co.	26,800	1,345,092
W.W. Grainger, Inc.	13,100	1,302,795

		2,647,887

SEE NOTES TO FINANCIAL STATEMENTS.

A129

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Wireless Telecommunication Services — 0.3%
American Tower Corp. (Class A Stock)(a)	79,500	$3,537,750
MetroPCS Communications, Inc.(a)	39,500	323,505
Sprint Nextel Corp.(a)	610,722	2,589,461

		6,450,716

TOTAL LONG-TERM INVESTMENTS (cost $1,324,295,654)		1,884,533,263

SHORT-TERM INVESTMENTS — 9.7%
Affiliated Money Market Mutual Fund — 9.4%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $181,047,189; includes $140,001,222 of cash collateral received for securities on loan)(Note 4)(c)(d)	181,047,189	181,047,189

COMMON STOCKS (continued)	Principal Amount (000)	Value (Note 2)

U.S. Government Obligation — 0.3%
U.S. Treasury Bill, 0.07%, 09/16/2010 (cost $5,999,037)(e)(f)	$6,000	$5,998,008

TOTAL SHORT-TERM INVESTMENTS (cost $187,046,226)		187,045,197

TOTAL INVESTMENTS — 107.2% (cost $1,511,341,880)		2,071,578,460
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (7.2)%		(138,952,858)

NET ASSETS — 100.0%		$1,932,625,602

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $135,264,518; cash collateral of $140,001,222 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(e)	Security segregated as collateral for future contracts.

(f)	Rate quoted represents yield-to-maturity as of purchase date.

(g)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open futures contracts outstanding at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Depreciation
Long Position:
185	S&P 500 Index	Sep. 2010	$50,063,065	$47,480,250	$(2,582,815)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,884,533,263	$—	$—
U.S. Government Obligation	—	5,998,008	—
Affiliated Money Market Mutual Fund	181,047,189	—	—

	2,065,580,452	5,998,008	—
Other Financial Instruments*
Futures	(2,582,815)	—	—

Total	$2,062,997,637	$5,998,008	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A130

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 was as follows:

Affiliated Money Market Mutual Fund (including 7.2% of collateral received for securities on loan)	9.4%
Oil, Gas & Consumable Fuels	8.7
Pharmaceuticals	6.0
Computers & Peripherals	4.5
Diversified Financial Services	4.4
Insurance	3.7
Software	3.7
IT Services	3.1
Media	3.1
Commercial Banks	3.0
Aerospace & Defense	2.8
Beverages	2.6
Diversified Telecommunication Services	2.6
Household Products	2.6
Food & Staples Retailing	2.5
Semiconductors & Semiconductor Equipment	2.5
Capital Markets	2.4
Communications Equipment	2.2
Industrial Conglomerates	2.2
Healthcare Providers & Services	2.1
Specialty Retail	2.0
Electric Utilities	1.9
Food Products	1.9
Chemicals	1.8
Healthcare Equipment & Supplies	1.8
Internet Software & Services	1.7
Machinery	1.7
Energy Equipment & Services	1.6
Hotels, Restaurants & Leisure	1.6
Tobacco	1.5
Biotechnology	1.4
Multi-Utilities	1.4

Real Estate Investment Trusts	1.3%
Air Freight & Logistics	1.0
Metals & Mining	1.0
Consumer Finance	0.9
Multiline Retail	0.9
Road & Rail	0.8
Commercial Services & Supplies	0.5
Electrical Equipment	0.5
Electronic Equipment & Instruments	0.5
Internet & Catalog Retail	0.5
Life Sciences Tools & Services	0.5
Textiles, Apparel & Luxury Goods	0.5
Automobiles	0.4
Household Durables	0.4
U.S. Government Obligation	0.3
Wireless Telecommunication Services	0.3
Auto Components	0.2
Construction & Engineering	0.2
Containers & Packaging	0.2
Diversified Consumer Services	0.2
Gas Utilities	0.2
Independent Power Producers & Energy Traders	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Airlines	0.1
Construction Materials	0.1
Distributors	0.1
Healthcare Technology	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Professional Services	0.1
Thrifts & Mortgage Finance	0.1
Trading Companies & Distributors	0.1

107.2
Liabilities in excess of other assets	(7.2)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due to broker—variation margin	$2,582,815	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A131

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	(2,482,523)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	(2,763,004)

For the six months ended June 30, 2010, the average value at trade date for futures long position was $48,612,770.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2010

ASSETS
Investments, at value including securities on loan of $135,264,518:
Unaffiliated investments (cost $1,330,294,691)	$1,890,531,271
Affiliated investments (cost $181,047,189)	181,047,189
Cash	5,456
Dividends and interest receivable	2,614,390
Receivable for investments sold	556,676
Receivable for Series shares sold	171,880
Prepaid expenses	3,035

Total Assets	2,074,929,897

LIABILITIES
Collateral for securities on loan	140,001,222
Payable for Series shares repurchased	637,909
Management fee payable	586,000
Payable for investments purchased	539,518
Due to broker-variation margin	400,200
Accrued expenses and other liabilities	138,569
Affiliated transfer agent fee payable	877

Total Liabilities	142,304,295

NET ASSETS	$1,932,625,602

Net assets were comprised of:
Paid-in capital	$1,450,734,727
Retained earnings	481,890,875

Net assets, June 30, 2010	$1,932,625,602

Net asset value and redemption price per share, $1,932,625,602/75,803,491 outstanding shares of beneficial interest	$25.50

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income	$20,602,565
Affiliated income from securities loaned, net	139,128
Affiliated dividend income	50,717
Interest	3,223

20,795,633

EXPENSES
Management fee	3,682,365
Custodian’s fees and expenses	99,000
Shareholders’ reports	57,000
Insurance expenses	18,000
Trustees’ fees	16,000
Audit fee	9,000
Legal fees and expenses	7,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Miscellaneous	8,139

Total expenses	3,907,504

NET INVESTMENT INCOME	16,888,129

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	10,294,066
Futures transactions	(2,482,523)

7,811,543

Net change in unrealized appreciation (depreciation) on:
Investments	(165,371,455)
Futures	(2,763,004)

(168,134,459)

NET LOSS ON INVESTMENTS	(160,322,916)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(143,434,787)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$16,888,129	$37,746,479
Net realized gain (loss) on investments	7,811,543	(11,844,336)
Net change in unrealized appreciation (depreciation) on investments	(168,134,459)	413,969,261

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(143,434,787)	439,871,404

DISTRIBUTIONS	(37,719,877)	(51,594,261)

SERIES SHARE TRANSACTIONS:
Series shares sold [2,344,607 and 2,119,324 shares, respectively]	67,635,390	48,926,542
Series shares issued in reinvestment of distributions [1,398,068 and 2,201,121 shares, respectively]	37,719,877	51,594,261
Series shares repurchased [3,171,170 and 8,851,247 shares, respectively]	(89,634,295)	(206,536,067)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	15,720,972	(106,015,264)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(165,433,692)	282,261,879
NET ASSETS:
Beginning of period	2,098,059,294	1,815,797,415

End of period	$1,932,625,602	$2,098,059,294

SEE NOTES TO FINANCIAL STATEMENTS.

A133

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS — 98.4%	Shares	Value (Note 2)

Aerospace & Defense — 1.6%
Precision Castparts Corp.	133,400	$13,729,528
United Technologies Corp.	91,100	5,913,301

		19,642,829

Auto Components — 2.5%
Goodyear Tire & Rubber Co. (The)(a)	212,132	2,108,592
Johnson Controls, Inc.	186,100	5,000,507
Lear Corp.(a)	364,576	24,134,931

		31,244,030

Capital Markets — 5.7%
Bank of New York Mellon Corp. (The)	915,195	22,596,165
Goldman Sachs Group, Inc. (The)	91,550	12,017,768
Lazard Ltd. (Class A Stock)	40,983	1,094,656
Morgan Stanley	833,600	19,347,856
TD Ameritrade Holding Corp.(a)(b)	989,426	15,138,218

		70,194,663

Chemicals — 1.4%
Dow Chemical Co. (The)	715,200	16,964,544

Commercial Banks — 1.5%
Wells Fargo & Co.	742,029	18,995,942

Commercial Services & Supplies — 2.0%
Waste Management, Inc.(b)	771,300	24,133,977

Communications Equipment — 0.9%
QUALCOMM, Inc.	332,000	10,902,880

Computers & Peripherals — 1.5%
Dell, Inc.(a)	1,494,723	18,026,359

Consumer Finance — 0.8%
SLM Corp.(a)	983,706	10,220,705

Diversified Consumer Services — 1.5%
H&R Block, Inc.	1,215,400	19,069,626

Diversified Financial Services — 3.4%
Bank of America Corp.	1,154,442	16,589,332
JPMorgan Chase & Co.	705,582	25,831,357

		42,420,689

Electric Utilities — 1.8%
Entergy Corp.	316,313	22,654,337

Electronic Equipment & Instruments — 2.0%
Flextronics International Ltd.(a)	4,355,701	24,391,926

Food & Staples Retailing — 2.4%
Kroger Co. (The)	641,376	12,628,693
Wal-Mart Stores, Inc.	361,000	17,353,270

		29,981,963

Food Products — 5.5%
Bunge Ltd.	391,326	19,249,326
ConAgra Foods, Inc.	1,099,100	25,631,012
Kraft Foods, Inc. (Class A Stock)	377,400	10,567,200
Tyson Foods, Inc. (Class A Stock)	764,072	12,523,140

		67,970,678

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services — 3.3%
Aetna, Inc.	262,700	$6,930,026
Omnicare, Inc.	797,287	18,895,702
UnitedHealth Group, Inc.	277,900	7,892,360
WellPoint, Inc.(a)	143,000	6,996,990

		40,715,078

Hotels, Restaurants & Leisure — 1.7%
Yum! Brands, Inc.	526,300	20,546,752

Independent Power Producers & Energy Traders — 1.9%
Calpine Corp.(a)	1,012,863	12,883,617
NRG Energy, Inc.(a)(b)	515,266	10,928,792

		23,812,409

Insurance — 5.9%
Arch Capital Group, Ltd.(a)	212,300	15,816,350
Axis Capital Holdings Ltd.	595,961	17,711,961
Berkshire Hathaway, Inc. (Class B Stock)(a)(b)	177,300	14,129,037
MetLife, Inc.	322,292	12,169,746
Travelers Cos., Inc. (The)	263,405	12,972,696

		72,799,790

Internet Software & Services — 2.1%
IAC/InterActiveCorp(a)	1,150,849	25,284,152

Machinery — 1.4%
Ingersoll-Rand PLC(b)	510,630	17,611,629

Media — 8.1%
Comcast Corp. (Class A Stock)(b)	1,387,001	24,092,208
Liberty Global, Inc., Ser. C(a)(b)	1,257,672	32,686,895
Time Warner Cable, Inc.	482,500	25,128,600
Viacom, Inc. (Class B Stock)	565,600	17,742,872

		99,650,575

Metals & Mining — 2.0%
Newmont Mining Corp.	397,300	24,529,302

Multi-Utilities — 2.0%
Sempra Energy	523,700	24,503,923

Oil, Gas & Consumable Fuels — 16.8%
Anadarko Petroleum Corp.	450,878	16,272,187
Apache Corp.	280,500	23,615,295
Canadian Natural Resources Ltd.	578,800	19,233,524
EOG Resources, Inc.	234,200	23,038,254
Murphy Oil Corp.	312,800	15,499,240
Noble Energy, Inc.	203,074	12,251,455
Occidental Petroleum Corp.	326,700	25,204,905
Petroleo Brasileiro SA (Brazil), ADR	496,300	17,033,016
Southern Union Co.	329,226	7,196,880
Southwestern Energy Co.(a)	324,300	12,530,952
Suncor Energy, Inc.	410,100	12,073,344
Williams Cos., Inc. (The)	1,247,500	22,804,300

		206,753,352

Pharmaceuticals — 6.6%
Merck & Co., Inc.	449,517	15,719,610
Mylan, Inc.(a)(b)	1,052,400	17,932,896
Novartis AG (Switzerland), ADR(b)	352,800	17,047,296
Pfizer, Inc.	1,080,913	15,413,819

SEE NOTES TO FINANCIAL STATEMENTS.

A134

VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Pharmaceuticals (continued)
Sanofi-Aventis SA (France), ADR	508,600	$15,288,516

		81,402,137

Real Estate Investment Trusts — 1.2%
Annaly Capital Management, Inc.	825,259	14,153,192

Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc.(a)(b)	1,273,055	9,318,763

Software — 6.3%
CA, Inc.	1,791,000	32,954,400
Nuance Communications, Inc.(a)(b)	845,793	12,644,605
Symantec Corp.(a)	2,289,300	31,775,484

		77,374,489

Thrifts & Mortgage Finance — 0.9%
People's United Financial, Inc.	834,160	11,261,160

Wireless Telecommunication Services — 2.9%
MetroPCS Communications, Inc.(a)(b)	2,097,851	17,181,400
NII Holdings, Inc.(a)	555,497	18,064,762

		35,246,162

TOTAL COMMON STOCKS (cost $1,194,238,840)		1,211,778,013

CONVERTIBLE PREFERRED STOCKS — 1.4%
Consumer Finance — 0.4%
SLM Corp.	9,540	5,227,920

Pharmaceuticals — 1.0%
Mylan, Inc.	11,040	11,735,410

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $11,052,771)		16,963,330

TOTAL LONG-TERM INVESTMENTS (cost $1,205,291,611)		1,228,741,343

SHORT-TERM INVESTMENT — 12.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $156,728,153; includes $151,886,112 of cash collateral received for securities on loan) (Note 4)(c)(d)	156,728,153	156,728,153

TOTAL INVESTMENTS — 112.5% (cost $1,362,019,764)		1,385,469,496
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.5)%		(153,753,892)

NET ASSETS — 100.0%		$1,231,715,604

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $145,570,642; cash collateral of $151,886,112 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,211,778,013	$—	$—
Convertible Preferred Stocks	16,963,330	—	—
Affiliated Money Market Mutual Fund	156,728,153	—	—

Total	$1,385,469,496	$—	$—

It is the Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A135

VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Oil, Gas & Consumable Fuels	16.8%
Affiliated Money Market Mutual Fund (including 12.3% of collateral received for securities on loan)	12.7
Media	8.1
Pharmaceuticals	7.6
Software	6.3
Insurance	5.9
Capital Markets	5.7
Food Products	5.5
Diversified Financial Services	3.4
Healthcare Providers & Services	3.3
Wireless Telecommunication Services	2.9
Auto Components	2.5
Food & Staples Retailing	2.4
Internet Software & Services	2.1
Commercial Services & Supplies	2.0
Electronic Equipment & Instruments	2.0
Metals & Mining	2.0
Multi-Utilities	2.0
Independent Power Producers & Energy Traders	1.9
Electric Utilities	1.8
Hotels, Restaurants & Leisure	1.7
Aerospace & Defense	1.6
Commercial Banks	1.5
Computers & Peripherals	1.5
Diversified Consumer Services	1.5
Chemicals	1.4
Machinery	1.4
Consumer Finance	1.2
Real Estate Investment Trusts	1.2
Communications Equipment	0.9
Thrifts & Mortgage Finance	0.9
Semiconductors & Semiconductor Equipment	0.8

112.5
Liabilities in excess of other assets	(12.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A136

VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2010

ASSETS
Investments, at value including securities on loan of $145,570,642:
Unaffiliated investments (cost $1,205,291,611)	$1,228,741,343
Affiliated investments (cost $156,728,153)	156,728,153
Cash	76,940
Receivable for investments sold	9,571,301
Dividends and interest receivable	1,635,923
Foreign tax reclaim receivable	304,489
Receivable for Series shares sold	168,119
Prepaid expenses	2,450

Total Assets	1,397,228,718

LIABILITIES
Collateral for securities on loan	151,886,112
Payable for investments purchased	12,437,888
Payable for Series shares repurchased	486,423
Management fee payable	429,196
Accrued expenses and other liabilities	269,150
Deferred trustees’ fees	1,877
Distribution fee payable	994
Administration fee payable	597
Affiliated transfer agent fee payable	877

Total Liabilities	165,513,114

NET ASSETS	$1,231,715,604

Net assets were comprised of:
Paid-in capital	$1,509,332,738
Retained earnings	(277,617,134)

Net assets, June 30, 2010	$1,231,715,604

Class I:
Net asset value and redemption price per share, $1,226,941,002 / 88,250,200 outstanding shares of beneficial interest	$13.90

Class II:
Net asset value and redemption price per share, $4,774,602 / 340,841 outstanding shares of beneficial interest	$14.01

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $380,979)	$9,328,736
Interest	17,503
Affiliated income from securities loaned, net	66,142
Affiliated dividend income	25,433

9,437,814

EXPENSES
Management fee	2,486,181
Distribution fee—Class II	5,376
Administration fee—Class II	3,226
Shareholders’ reports	69,000
Custodian’s fees and expenses	54,000
Trustees’ fees	10,000
Insurance expenses	10,000
Audit fee	9,000
Legal fees and expenses	7,000
Transfer agent’s fee and expenses (including affiliated expense of $3,200) (Note 4)	5,000
Commitment fee on syndicated credit agreement	5,000
Loan interest expense (Note 8)	60
Miscellaneous	7,263

Total expenses	2,671,106

NET INVESTMENT INCOME	6,766,708

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	57,570,551
Foreign currency transactions	(9,986)

57,560,565

Net change in unrealized appreciation (depreciation) on:
Investments	(170,788,474)
Foreign currencies	198

(170,788,276)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(113,227,711)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(106,461,003)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,766,708	$11,666,022
Net realized gain (loss) on investments and foreign currencies	57,560,565	(132,508,922)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(170,788,276)	482,225,088

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(106,461,003)	361,382,188

DISTRIBUTIONS:
Class I	(11,668,725)	(20,940,047)
Class II	(16,863)	(34,913)

TOTAL DISTRIBUTIONS	(11,685,588)	(20,974,960)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	12,213,104	11,756,400
Series shares issued in reinvestment of distributions	11,685,588	20,974,960
Net asset value of shares issued in merger (Note 10)	199,267,637	—
Series shares repurchased	(58,702,024)	(122,511,338)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	164,464,305	(89,779,978)

TOTAL INCREASE IN NET ASSETS	46,317,714	250,627,250
NET ASSETS:
Beginning of period	1,185,397,890	934,770,640

End of period	$1,231,715,604	$1,185,397,890

SEE NOTES TO FINANCIAL STATEMENTS.

A137

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of nineteen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to thirteen Portfolios which are listed below along with each Portfolio’s investment objective.

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio by investing in a mix of equity-related securities, debt obligations and money market instruments.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital by investing in intermediate and long-term debt obligations that are rated investment grade and high quality money market instruments. The types of debt obligations in which the Portfolio can invest include U.S. government securities, mortgage-related securities and corporate bonds.

Equity Portfolio:    Capital appreciation by investing primarily in stocks of major, established corporations as well as small companies.

Flexible Managed Portfolio:    High total return consistent with an aggressively managed diversified portfolio by investing in a mix of equity and equity-related securities, debt obligations and money market instruments.

Global Portfolio:    Long-term growth of capital by investing primarily in equity and equity-related securities of foreign and U.S. companies.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital by investing primarily in intermediate and long-term U.S. government securities, including U.S. treasuries, government agency and mortgage-related securities.

High Yield Bond Portfolio:    High total return by investing primarily in medium to lower rated debt securities.

Jennison Portfolio:    Long-term growth of capital by investing primarily in equity securities of established companies that the Portfolio manager believes offer above-average growth prospects.

Money Market Portfolio:    Maximum current income consistent with the stability of capital and maintenance of liquidity by investing in high quality short-term money market securities issued by the U.S. government and its agencies, as well as commercial paper, asset backed securities, certificates of deposit and other obligations issued by banks, corporations and other companies, that generally mature in 13 months or less.

Natural Resources Portfolio:    Long-term growth of capital by investing primarily in stocks of companies that operate within, or do business with, the natural resources sector of the economy.

Small Capitalization Stock Portfolio:    Long-term growth of capital that corresponds to the price and yield performance of the Standard & Poor’s Small Capitalization Stock Index (the “S&P 600 SmallCap Index”) by investing primarily in stocks of the S&P 600 SmallCap Index.

Stock Index Portfolio:    Investment results that generally correspond to the price and yield performance of the S&P 500 Index by investing primarily in stocks in the S&P 500 Index.

Value Portfolio:    Capital appreciation by investing in equity and equity-related securities that are considered to be undervalued.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

B1

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisors, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. Short-term debt securities that are held in the other Portfolios which mature in more than 60 days are valued at fair value and those short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

Each Portfolio may hold up to 15% of its net assets (the Money Market Portfolio may hold up to 10% of its net assets) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, including private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

B2

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios of the Series Fund entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales:    Certain Portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    The High Yield Bond and Money Market Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

B3

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

Certain Portfolios of the Series Fund entered into financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates and to manage yield curve duration. Certain Portfolios entered into equity index futures contracts to gain market exposure. The Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Options:    Certain Portfolios of the Series Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. Certain Portfolios also used purchased options to gain exposure to certain securities and foreign currencies. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on at a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options, and guarantees the futures and options contracts against default.

Swap Agreements:    Certain Portfolios of the Series Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Certain Portfolios used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to

B4

offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. Certain Portfolios purchased credit default swaps to provide a measure of protection against defaults of the issuers. Certain Portfolios in the Series Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Certain Portfolios took an active short position with respect to the likelihood of particular issuer’s default by selling credit default swaps. The Portfolios’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Portfolio and the counterparty that permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2010, none of the Portfolios have met conditions under such agreements, which give the counterparty the right to call for an early termination.

B5

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights:    Certain Portfolios of the Series Fund hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    Certain Portfolios of the Series Fund enter into mortgage dollar rolls in which the Portfolio sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Money Market Portfolio declares and reinvests distributions daily. The Diversified Bond, Government Income and High Yield Bond Portfolios make distributions, if any, quarterly. All other Portfolios’ distributions are generally made on an annual basis. Distributions are recorded on the ex-date.

B6

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), LSV Asset Management (“LSV”), Marsico Capital Management, LLC (“Marsico”), Quantitative Management Associates LLC (“QMA”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Company, L.L.C. (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75
Government Income Portfolio	0.40	0.40
High Yield Bond Portfolio	0.55	0.55
Jennison Portfolio	0.60	0.60
Money Market Portfolio	0.40	0.22	*
Natural Resources Portfolio	0.45	0.45
Small Capitalization Stock Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion**	0.35
Value Portfolio	0.40	0.40

*	In order to support the income yield, PI has voluntarily agreed to limit the management fees of the Money Market Portfolio such that the 1-day annualized yield (excluding capital gain or loss) does not fall below 0.02%. Prior to March 2, 2010, that threshold was 0.05%. The waiver is voluntary and may be modified or terminated by PI at any time without notice. During the six months ended June 30, 2010, the total waiver as a result of this voluntary agreement was $1,051,574 or an annualized 0.18% of the Money Market Portfolio’s average daily net assets.
**	Effective August 1, 2010, PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Portfolio.

At June 30, 2010, the Subadvisors that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	LSV, Marsico, QMA, T. Rowe & William Blair
Government Income Portfolio	PIM
High Yield Bond Portfolio	PIM
Jennison Portfolio	Jennison
Money Market Portfolio	PIM
Natural Resources Portfolio	Jennison
Small Capitalization Stock Portfolio	QMA
Stock Index Portfolio	QMA
Value Portfolio	Jennison

B7

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has voluntarily agreed to reimburse the Stock Index Portfolio in order to limit operating expenses (excluding distribution and service (12b-1) fees, interest, taxes, brokerage commissions and certain extraordinary expenses) to an annualized rate of 0.75% of the average daily net assets. Effective July 1, 2010, the expense limitation has been renewed.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM also serves as the Series Fund’s security lending agent. For the six months ended June 30, 2010, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
Conservative Balanced Portfolio	$38,387
Diversified Bond Portfolio	14,601
Equity Portfolio	41,182
Flexible Managed Portfolio	31,783
Global Portfolio	9,904
Government Income Portfolio	2,496
High Yield Bond Portfolio	113,300
Jennison Portfolio	22,575
Natural Resources Portfolio	76,743
Small Capitalization Stock Portfolio	131,542
Stock Index Portfolio	51,458
Value Portfolio	25,826

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

B8

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2010 were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Conservative Balanced Portfolio	$1,553,609,693	$1,580,345,883
Diversified Bond Portfolio	983,437,541	968,497,255
Equity Portfolio	1,134,692,238	1,180,346,729
Flexible Managed Portfolio	2,435,721,597	2,508,593,049
Global Portfolio	202,756,380	218,698,303
Government Income Portfolio	1,618,268,436	1,611,650,496
High Yield Bond Portfolio	851,807,775	788,974,379
Jennison Portfolio	428,859,260	476,047,480
Natural Resources Portfolio	177,833,798	222,810,042
Small Capitalization Stock Portfolio	27,525,559	38,517,415
Stock Index Portfolio	53,839,582	80,889,853
Value Portfolio	503,598,968	486,818,313

The Government Income Portfolio’s written options activity for the six months ended June 30, 2010 was as follows:

	Contracts	Premiums
Balance as of December 31, 2009	—	$—
Options written	104	150,078
Options terminated in closing purchase transactions	(104)	(150,078)
Options expired	—	—

Balance as of June 30, 2010	—	$—

Note 6:	Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006, each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax would be required in the Portfolios’ financial statements. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2010, the Equity, Jennison, Natural Resources and Value Portfolios have Class II shares outstanding.

B9

For the six months ended June 30, 2010, Money Market Portfolio received $29,738 related to an affiliate’s settlement of regulatory proceedings involving allegations of improper trading. This amount is presented in the Portfolios’ statement of changes in net assets. The Portfolio was not involved in the proceedings or the calculation of the payment.

Transactions in shares of beneficial interest of the Equity, Jennison, Natural Resources and Value Portfolios were as follows:

Equity Portfolio:

Class I	Shares	Amount
Six Months ended June 30, 2010:
Series shares sold	443,157	$9,927,084
Series shares issued in reinvestment of distributions	1,145,195	24,392,657
Series shares repurchased	(5,343,849)	(119,016,276)

Net increase (decrease) in shares outstanding	(3,755,497)	$(84,696,535)

Year ended December 31, 2009:
Series shares sold	1,441,609	$26,628,310
Series shares issued in reinvestment of distributions	2,358,409	43,394,722
Series shares repurchased	(14,177,442)	(252,716,612)

Net increase (decrease) in shares outstanding	(10,377,424)	$(182,693,580)

Class II
Six Months ended June 30, 2010:
Series shares sold	35,282	$806,324
Series shares issued in reinvestment of distributions	86	1,854
Series shares repurchased	(3,865)	(88,491)

Net increase (decrease) in shares outstanding	31,503	$719,687

Year ended December 31, 2009:
Series shares sold	4,210	$85,008
Series shares issued in reinvestment of distributions	164	3,037
Series shares repurchased	(8,224)	(147,394)

Net increase (decrease) in shares outstanding	(3,850)	$(59,349)

Jennison Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2010:
Series shares sold	1,044,363	$22,323,172
Series shares issued in reinvestment of distributions	273,898	5,475,228
Series shares issued in merger	1,359,502	29,433,212
Series shares repurchased	(3,653,031)	(75,349,507)

Net increase (decrease) in shares outstanding	(975,268)	$(18,117,895)

Year ended December 31, 2009:
Series shares sold	3,308,645	$53,907,199
Series shares issued in reinvestment of distributions	502,627	8,584,877
Series shares repurchased	(19,767,153)	(356,448,606)

Net increase (decrease) in shares outstanding	(15,955,881)	$(293,956,530)

B10

Jennison Portfolio (cont’d):
Class II	Shares	Amount
Six months ended June 30, 2010:
Series shares sold	119,601	$2,425,245
Series shares issued in reinvestment of distributions	264	5,201
Series shares issued in merger	605,762	12,890,620
Series shares repurchased	(137,262)	(2,769,403)

Net increase (decrease) in shares outstanding	588,365	$12,551,663

Year ended December 31, 2009:
Series shares sold	348,998	$5,926,922
Series shares issued in reinvestment of distributions	2,583	43,518
Series shares repurchased	(209,990)	(3,478,334)

Net increase (decrease) in shares outstanding	141,591	$2,492,106

Natural Resources Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2010:
Series shares sold	284,253	$10,640,090
Series shares issued in reinvestment of distributions	126,305	4,476,261
Series shares repurchased	(1,837,003)	(66,844,105)

Net increase (decrease) in shares outstanding	(1,426,445)	$(51,727,754)

Year ended December 31, 2009:
Series shares sold	1,178,414	$30,529,932
Series shares issued in reinvestment of distributions	3,577,747	111,232,160
Series shares repurchased	(4,281,505)	(126,417,832)

Net increase (decrease) in shares outstanding	474,656	$15,344,260

Class II
Six months ended June 30, 2010:
Series shares sold	569,838	$20,685,676
Series shares issued in reinvestment of distributions	1,807	63,676
Series shares repurchased	(593,989)	(21,383,697)

Net increase (decrease) in shares outstanding	(22,344)	$(634,345)

Year ended December 31, 2009:
Series shares sold	1,274,171	$39,514,178
Series shares issued in reinvestment of distributions	261,886	8,100,142
Series shares repurchased	(820,865)	(24,033,382)

Net increase (decrease) in shares outstanding	715,192	$23,580,938

Value Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2010:
Series shares sold	679,715	$10,418,328
Series shares issued in reinvestment of distributions	788,427	11,668,725
Series shares issued in merger	12,308,069	199,267,637
Series shares repurchased	(3,794,598)	(58,342,860)

Net increase (decrease) in shares outstanding	9,981,613	$163,011,830

Year ended December 31, 2009:
Series shares sold	832,942	$10,204,405
Series shares issued in reinvestment of distributions	1,669,860	20,940,047
Series shares repurchased	(10,122,888)	(122,171,348)

Net increase (decrease) in shares outstanding	(7,620,086)	$(91,026,896)

B11

Value Portfolio (cont’d):
Class II	Shares	Amount
Six months ended June 30, 2010:
Series shares sold	116,370	$1,794,776
Series shares issued in reinvestment of distributions	1,131	16,863
Series shares repurchased	(23,234)	(359,164)

Net increase (decrease) in shares outstanding	94,267	$1,452,475

Year ended December 31, 2009:
Series shares sold	114,420	$1,551,995
Series shares issued in reinvestment of distributions	2,764	34,913
Series shares repurchased	(27,091)	(339,990)

Net increase (decrease) in shares outstanding	90,093	$1,246,918

Note 8:	Borrowings

The Portfolios (excluding the Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The expiration date of the SCA is October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The following Portfolios utilized the line of credit during the six months ended June 30, 2010. The average balance outstanding is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates	Amount Outstanding at June 30, 2010
Equity Portfolio	$1,423,000	1	1.42%	—
Jennison Portfolio	1,017,600	5	1.47	—
Global Portfolio	132,000	1	1.47	—
Natural Resources Portfolio	824,167	6	1.40	$199,000
Small Capitalization Stock Portfolio	406,667	3	1.38	—
Value Portfolio	501,667	3	1.44	—

Note 9:	Ownership and Affiliates

As of June 30, 2010, all of Class I shares of record of each Portfolio were owned by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	Reorganizations

On December 7, 2009, The Board of Trustees of the Series Fund approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of the following portfolios for shares of the acquiring portfolios and the assumption of the liabilities of the portfolios. Shareholders approved the Plan at a meeting on March 25, 2010 and the reorganization took place on April 30, 2010.

The purpose of the transactions was to combine two Portfolios with substantially similar investment objectives, policies and restrictions. The Acquiring Portfolios have a lower contractual investment management fee and annualized operating expense ratio as well as stronger historical investment performance.

The acquisitions were accomplished by a tax-free exchange of the following shares on April 30, 2010:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
SP Strategic Partners Focused
Growth Portfolio:		Jennison Portfolio:
Class I	4,278,083	Class I	1,359,502	$29,433,212
Class II	1,956,088	Class II	605,762	12,890,620
SP Davis Value Portfolio:		Value Portfolio:
Class I	21,777,884	Class I	12,308,069	$199,267,637

B12

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolios were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios was carried forward to reflect the tax-free status of the acquisition. The net assets and net unrealized appreciation immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation	Acquiring Portfolio	Net Assets
SP Strategic Partners Focused
Growth Portfolio	$42,323,832	$8,933,329	Jennison Portfolio	$1,340,557,644
SP Davis Value Portfolio	199,267,637	55,151,182	Value Portfolio	1,242,235,677

Assuming the acquisitions had been completed on January 1, 2010, the Acquiring Portfolios’ results of operations for the six months ended June 30, 2010 were as follows:

Jennison Portfolio
Net investment income	$2,012,560	(a)
Net realized and unrealized gain on investments	143,527,959	(b)

	$145,540,519

Value Portfolio
Net investment income	$7,216,824	(c)
Net realized and unrealized loss on investments	(103,136,429	)(d)

	$(95,919,605)

(a)	$2,121,268, as reported in the Statement of Operations, less $150,491 Net Investment loss from SP Strategic Partners Focused Growth Portfolio pre-merger, plus $41,783 of pro-forma eliminated expenses.
(b)	$142,557,338, as reported in the Statement of Operations, plus $970,621 Net Realized and Unrealized Gain on Investments from SP Strategic Partners Focused Growth Portfolio pre-merger.
(c)	$6,766,708, as reported in the Statement of Operations, plus $223,596 Net Investment Income from SP Davis Value Portfolio pre-merger, plus $226,520 of pro-forma eliminated expenses.
(d)	$(113,227,711), as reported in the Statement of Operations, plus $10,091,282 Net Realized and Unrealized Gain on Investments from SP Davis Value Portfolio pre-merger.

Because both the Acquiring Portfolios and Merged Portfolios sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolios’ Statement of Operations since April 30, 2010.

On March 4, 2009, The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of the following portfolio for shares of the acquiring portfolio and the assumption of the liabilities of the portfolio. Shareholders approved the Plan at a meeting on October 29, 2009 and the reorganization took place on November 13, 2009.

The purpose of the transaction was to combine two Portfolios with the same Investment Manager and with substantially similar investment objectives, policies and restrictions. The Acquiring Portfolio had a lower contractual investment management fee and annualized operating expense ratio as well as stronger historical investment performance.

The acquisition was accomplished by a tax-free exchange of the following shares on November 13, 2009:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
SP PIMCO High Yield Portfolio	18,076,344	High Yield Bond Portfolio	33,152,623	$157,806,487

For financial reporting purposes, assets received and shares issued by High Yield Bond Portfolio were recorded at fair value; however, the cost basis of the investments received from SP PIMCO High Yield Portfolio was carried forward to reflect the tax-free status of the acquisition.

B13

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Depreciation	Acquiring Portfolio	Net Assets
SP PIMCO High Yield Portfolio	$157,806,487	$(678,204)	High Yield Bond Portfolio	$1,723,184,886

Assuming the acquisition had been completed on January 1, 2009, High Yield Bond Portfolio’s results of operations for the year ended December 31, 2009 were as follows:

Net investment income	$160,453,467	(a)
Net realized and unrealized gain on investments	472,349,166	(b)

	$632,802,633

(a)	$149,665,312, as reported in the Statement of Operations for the year ended December 31, 2009, plus $10,726,063 Net Investment Income from SP PIMCO High Yield Portfolio pre-merger, plus $62,092 of pro-forma eliminated expenses.
(b)	$435,357,508, as reported in the Statement of Operations for the year ended December 31, 2009, plus $36,991,658 Net Realized and Unrealized Gain on Investments from SP PIMCO High Yield Portfolio pre-merger.

Because both High Yield Bond Portfolio and SP PIMCO High Yield Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of SP PIMCO High Yield Portfolio that have been included in High Yield Bond Portfolio’s Statement of Operations since November 13, 2009.

Note 11:	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 12:	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

B14

Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007(a)	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.65		$12.69	$16.69	$16.21	$15.09	$15.10

Income (Loss) From Investment Operations:
Net investment income	0.18		0.39	0.50	0.50	0.48	0.38
Net realized and unrealized gain (loss) on investments	(0.33)		2.08	(3.98)	0.49	1.06	0.11

Total from investment operations	(0.15)		2.47	(3.48)	0.99	1.54	0.49

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.35)
Distributions from net realized gains	—		—	—	—	—	(0.15)
Distributions	(0.37)		(0.51)	(0.52)	(0.51)	(0.42)	—

Total dividends and distributions	(0.37)		(0.51)	(0.52)	(0.51)	(0.42)	(0.50)

Net Asset Value, end of period	$14.13		$14.65	$12.69	$16.69	$16.21	$15.09

Total Return(b):	(1.07)%		20.01%	(21.41)%	6.12%	10.44%	3.43%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,047.3		$2,138.7	$1,957.5	$2,721.9	$2,770.6	$2,749.8
Ratios to average net assets(c):
Expenses	0.59	%(d)	0.59%	0.59%	0.59%	0.57%	0.58%
Net investment income	2.33	%(d)	2.68%	3.12%	2.95%	2.97%	2.45%
Portfolio turnover rate	104	%(e)	250%	336%	178%	114%	110%

	Diversified Bond Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.16		$9.89	$10.90	$10.85	$10.96	$11.28

Income (Loss) From Investment Operations:
Net investment income	0.25		0.50	0.54	0.58	0.57	0.55
Net realized and unrealized gain (loss) on investments	0.42		1.46	(0.90)	0.02	(0.05)	(0.20)

Total from investment operations	0.67		1.96	(0.36)	0.60	0.52	0.35

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.59)
Distributions from net realized gains	—		—	—	—	—	(0.08)
Distributions	(0.40)		(0.69)	(0.65)	(0.55)	(0.63)	—

Total dividends and distributions	(0.40)		(0.69)	(0.65)	(0.55)	(0.63)	(0.67)

Net Asset Value, end of period	$11.43		$11.16	$9.89	$10.90	$10.85	$10.96

Total Return(b):	6.04%		20.51%	(3.46)%	5.71%	4.98%	3.28%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,422.2		$1,363.5	$1,134.8	$1,218.3	$1,150.4	$1,230.6
Ratios to average net assets(c):
Expenses	0.44	%(d)	0.44%	0.44%	0.44%	0.45%	0.45%
Net investment income	4.41	%(d)	4.79%	5.07%	5.39%	5.18%	4.81%
Portfolio turnover rate	118	%(e)	401%	723%	476%	393%	278%

(a)	Calculated based upon average shares outstanding during the year.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2010(c)		Year Ended December 31,
			2009	2008(c)	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.30		$16.40	$29.67	$27.45	$24.64	$22.31

Income (Loss) From Investment Operations:
Net investment income	0.08		0.16	0.29	0.35	0.30	0.24
Net realized and unrealized gain (loss) on investments	(2.32)		6.04	(10.52)	2.21	2.80	2.32

Total from investment operations	(2.24)		6.20	(10.23)	2.56	3.10	2.56

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.23)
Distributions	(0.18)		(0.30)	(3.04)	(0.34)	(0.29)	—

Total dividends and distributions	(0.18)		(0.30)	(3.04)	(0.34)	(0.29)	(0.23)

Net Asset Value, end of period	$19.88		$22.30	$16.40	$29.67	$27.45	$24.64

Total Return(a)	(10.12)%		38.17%	(38.16)%	9.32%	12.57%	11.47%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,774.3		$3,195.1	$2,521.0	$4,423.9	$4,402.7	$4,283.9
Ratios to average net assets(b):
Expenses	0.48	%(e)	0.48%	0.48%	0.47%	0.47%	0.47%
Net investment income	0.76	%(e)	0.90%	1.21%	1.16%	1.10%	1.01%
Portfolio turnover rate	37	%(d)	98%	67%	57%	60%	77%

	Class II
	Six Months Ended June 30, 2010(c)		Year Ended December 31,
			2009	2008(c)	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.46		$16.47	$29.81	$27.52	$24.69	$22.34

Income (Loss) From Investment Operations:
Net investment income	0.05		0.09	0.19	0.28	0.19	0.12
Net realized and unrealized gain (loss) on investments	(2.35)		6.07	(10.61)	2.20	2.80	2.35

Total from investment operations	(2.30)		6.16	(10.42)	2.48	2.99	2.47

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.12)
Distributions	(0.04)		(0.17)	(2.92)	(0.19)	(0.16)	—

Total dividends and distributions	(0.04)		(0.17)	(2.92)	(0.19)	(0.16)	(0.12)

Net Asset Value, end of period	$20.12		$22.46	$16.47	$29.81	$27.52	$24.69

Total Return(a)	(10.26)%		37.58%	(38.47)%	8.91%	12.13%	11.04%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.0		$0.4	$0.4	$1.3	$1.9	$2.1
Ratios to average net assets(b):
Expenses	0.88	%(e)	0.88%	0.88%	0.87%	0.87%	0.87%
Net investment income	0.43	%(e)	0.52%	0.78%	0.74%	0.71%	0.64%
Portfolio turnover rate	37	%(d)	98%	67%	57%	60%	77%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the period.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.28		$12.34	$18.30	$18.36	$16.92	$16.58

Income (Loss) From Investment Operations:
Net investment income	0.16		0.34	0.45	0.50	0.44	0.32
Net realized and unrealized gain (loss) on investments	(0.52)		2.05	(4.62)	0.65	1.59	0.34

Total from investment operations	(0.36)		2.39	(4.17)	1.15	2.03	0.66

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.32)
Distributions	(0.33)		(0.45)	(1.79)	(1.21)	(0.59)	—

Total dividends and distributions	(0.33)		(0.45)	(1.79)	(1.21)	(0.59)	(0.32)

Net Asset Value, end of period	$13.59		$14.28	$12.34	$18.30	$18.36	$16.92

Total Return(b):	(2.59)%		19.95%	(24.82)%	6.30%	12.17%	4.16%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,752.6		$2,906.0	$2,621.6	$3,716.3	$3,723.6	$3,543.9
Ratios to average net assets(c):
Expenses	0.63	%(d)	0.63%	0.64%	0.63%	0.62%	0.63%
Net investment income	2.10	%(d)	2.50%	2.85%	2.53%	2.48%	1.95%
Portfolio turnover rate	111	%(e)	248%	321%	212%	153%	126%

	Global Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.68		$13.07	$24.62	$22.53	$18.96	$16.43

Income (Loss) From Investment Operations:
Net investment income	0.16		0.28	0.40	0.36	0.26	0.13
Net realized and unrealized gain (loss) on investments	(1.74)		3.75	(10.38)	2.00	3.44	2.50

Total from investment operations	(1.58)		4.03	(9.98)	2.36	3.70	2.63

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.10)
Distributions	(0.26)		(0.42)	(1.57)	(0.27)	(0.13)	—

Total dividends and distributions	(0.26)		(0.42)	(1.57)	(0.27)	(0.13)	(0.10)

Net Asset Value, end of period	$14.84		$16.68	$13.07	$24.62	$22.53	$18.96

Total Return(b):	(9.51)%		31.39%	(42.92)%	10.48%	19.65%	16.06%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$540.8		$619.5	$512.7	$985.0	$932.9	$814.1
Ratios to average net assets(c):
Expenses	0.84	%(d)	0.85%	0.84%	0.81%	0.84%	0.82%
Net investment income	1.85	%(d)	1.77%	2.01%	1.43%	1.24%	0.77%
Portfolio turnover rate	35	%(e)	50%	65%	48%	50%	155%

(a)	Calculated based upon average shares outstanding during the year.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008		2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.86		$11.40	$11.38		$11.26	$11.40	$11.65

Income (Loss) From Investment Operations:
Net investment income	0.18		0.37	0.45		0.53	0.54	0.49
Net realized and unrealized gain (loss) on investments	0.49		0.49	0.03		0.10	(0.13)	(0.20)

Total from investment operations	0.67		0.86	0.48		0.63	0.41	0.29

Less Dividends and Distributions:
Dividends from net investment income	—		—	—		—	—	(0.54)
Distributions	(0.48)		(0.40)	(0.46)		(0.51)	(0.55)	—

Total dividends and distributions	(0.48)		(0.40)	(0.46)		(0.51)	(0.55)	(0.54)

Net Asset Value, end of period	$12.05		$11.86	$11.40		$11.38	$11.26	$11.40

Total Return(a):	5.68%		7.71%	4.30%		5.70%	3.74%	2.51%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$408.5		$375.4	$370.5		$340.3	$354.3	$378.2
Ratios to average net assets(b):
Expenses	0.47	%(d)	0.47%	0.52	%(c)	0.52%	0.50%	0.47%
Net investment income	3.00	%(d)	3.11%	3.98	%(c)	4.62%	4.75%	4.16%
Portfolio turnover rate	582	%(e)	1179%	2707%		2377%	734%	507%

	High Yield Bond Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008		2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.83		$3.61	$5.09		$5.33	$5.23	$5.42

Income (Loss) From Investment Operations:
Net investment income	0.21		0.41	0.41		0.40	0.39	0.38
Net realized and unrealized gain (loss) on investments	(0.03)		1.22	(1.48)		(0.26)	0.13	(0.20)

Total from investment operations	0.18		1.63	(1.07)		0.14	0.52	0.18

Less Dividends and Distributions:
Dividends from net investment income	—		—	—		—	—	(0.37)
Distributions	(0.21)		(0.41)	(0.41)		(0.38)	(0.42)	—

Total dividends and distributions	(0.21)		(0.41)	(0.41)		(0.38)	(0.42)	(0.37)

Net Asset Value, end of period	$4.80		$4.83	$3.61		$5.09	$5.33	$5.23

Total Return(a):	3.88%		47.16%	(22.28)%		2.62%	10.25%	3.41%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,986.0		$1,938.3	$1,239.9		$1,674.0	$1,721.1	$1,635.7
Ratios to average net assets(b):
Expenses	0.58	%(d)	0.58%	0.58%		0.58%	0.58%	0.58%
Net investment income	8.80	%(d)	9.75%	8.78%		7.49%	7.39%	7.14%
Portfolio turnover rate	42	%(e)	84%	61%		58%	49%	56%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Includes interest expense of 0.03%.

(d)	Annualized.

(e)	Not Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	Jennison Portfolio
	Class I
	Six Months Ended June 30, 2010(a)		Year Ended December 31,
			2009(a)	2008(a)	2007	2006(a)	2005(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.87		$14.69	$23.53	$21.07	$20.76	$18.14

Income (Loss) From Investment Operations:
Net investment income	0.03		0.08	0.10	0.10	0.06	0.02
Net realized and unrealized gain (loss) on investments	(2.22)		6.22	(8.84)	2.43	0.31	2.62

Total from investment operations	(2.19)		6.30	(8.74)	2.53	0.37	2.64

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.02)
Distributions	(0.09)		(0.12)	(0.10)	(0.07)	(0.06)	—

Total dividends and distributions	(0.09)		(0.12)	(0.10)	(0.07)	(0.06)	(0.02)

Net Asset Value, end of period	$18.59		$20.87	$14.69	$23.53	$21.07	$20.76

Total Return(b):	(10.53)%		43.03%	(37.28)%	12.00%	1.79%	14.55%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,138.6		$1,298.7	$1,148.0	$2,100.5	$2,077.3	$2,297.0
Ratios to average net assets(c):
Expenses	0.64	%(d)	0.64%	0.63%	0.62%	0.63%	0.63%
Net investment income	0.34	%(d)	0.44%	0.52%	0.42%	0.29%	0.10%
Portfolio turnover rate	34	%(e)	76%	74%	69%	67%	57%

	Class II
	Six Months Ended June 30, 2010(a)		Year Ended December 31,
			2009(a)	2008(a)	2007	2006(a)	2005(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.55		$14.46	$23.17	$20.77	$20.49	$17.97

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(f)	0.01	0.02	— (f)	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	(2.20)		6.13	(8.72)	2.40	0.30	2.57

Total from investment operations	(2.20)		6.14	(8.70)	2.40	0.28	2.52

Less Dividends and Distributions:
Distributions	—	(f)	(0.05)	(0.01)	—	—	—

Net Asset Value, end of period	$18.35		$20.55	$14.46	$23.17	$20.77	$20.49

Total Return(b):	(10.73)%		42.52%	(37.55)%	11.56%	1.37%	14.02%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$28.9		$20.2	$12.2	$21.9	$19.6	$18.2
Ratios to average net assets(c):
Expenses	1.04	%(d)	1.04%	1.03%	1.02%	1.03%	1.03%
Net investment income (loss)	(0.02	)%(d)	0.03%	0.12%	0.02%	(0.12)%	(0.27)%
Portfolio turnover rate	34	%(e)	76%	74%	69%	67%	57%

(a)	Calculated based upon average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

(f)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	Money Market Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009		2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00		$10.00		$10.00	$10.00	$10.00	$10.00

Income From Investment Operations:
Net investment income and realized gains	—	(a)	0.04		0.26	0.49	0.46	0.28
Dividends and distributions	—		—		—	—	—	(0.28)
Distributions	—	(a)	(0.04)		(0.26)	(0.49)	(0.46)	—
Capital contributions	—	(a)	—		—	—	—	—

Net Asset Value, end of period	$10.00		$10.00		$10.00	$10.00	$10.00	$10.00

Total Return(b):	0.02%		0.40%		2.65%	5.06%	4.74%	2.85%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,154.0		$1,223.4		$1,489.8	$1,289.9	$1,060.5	$851.9
Ratios to average net assets:
Expenses	0.25	%(c)(d)	0.39	%(c)	0.43%	0.43%	0.43%	0.45%
Net investment income	0.03	%(c)(d)	0.41	%(c)	2.59%	4.94%	4.68%	2.86%

(a)	Less than $0.005 per share.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Net of management fee waiver (Note 3). If the investment manager had not waived expenses, the expense ratio and the net investment income ratio would have been .43% and (.15)%, for the six months ended June 30, 2010 and .43% and .37% for the year ended December 31, 2009 respectively.

(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	Natural Resources Portfolio
	Class I
	Six Months Ended June 30, 2010(a)		Year Ended December 31,
			2009(a)	2008(a)	2007(a)	2006(a)	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$37.15		$23.70	$56.28	$45.67	$45.46	$31.88

Income (Loss) From Investment Operations:
Net investment income	0.04		0.15	0.22	0.43	0.35	0.33
Net realized and unrealized gain (loss) on investments	(3.71)		17.34	(25.97)	21.09	8.65	16.27

Total from investment operations	(3.67)		17.49	(25.75)	21.52	9.00	16.60

Less Dividends and Distributions:
Distributions from net realized gains	—		—	—	—	—	(3.02)
Distributions	(0.16)		(4.04)	(6.83)	(10.91)	(8.79)	—

Total dividends and distributions	(0.16)		(4.04)	(6.83)	(10.91)	(8.79)	(3.02)

Net Asset Value, end of period	$33.32		$37.15	$23.70	$56.28	$45.67	$45.46

Total Return(b):	(9.90)%		77.10%	(53.00)%	48.30%	22.20%	55.91%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$920.7		$1,079.6	$677.4	$1,669.9	$1,193.0	$1,016.3
Ratios to average net assets(c):
Expenses	0.49	%(d)	0.53%	0.50%	0.48%	0.49%	0.49%
Net investment income	0.22	%(d)	0.51%	0.47%	0.80%	0.78%	0.66%
Portfolio turnover rate	16	%(e)	27%	40%	39%	58%	59%

	Class II
	Six Months Ended June 30, 2010(a)		Year Ended December 31,				April 28, 2005(f) through December 31, 2005
			2009(a)	2008(a)	2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$36.88		$23.54	$55.92	$45.55	$45.32	$30.10

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		0.03	0.05	0.28	0.18	0.05
Net realized and unrealized gain (loss) on investments	(3.69)		17.21	(25.86)	20.92	8.64	15.17

Total from investment operations	(3.72)		17.24	(25.81)	21.20	8.82	15.22

Less Distributions:
Distributions	(0.03)		(3.90)	(6.57)	(10.83)	(8.59)	—

Net Asset Value, end of period	$33.13		$36.88	$23.54	$55.92	$45.55	$45.32

Total Return(b):	(10.10)%		76.41%	(53.19)%	47.70%	21.72%	50.56	%(e)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$82.4		$92.6	$42.3	$47.9	$16.9	$5.1
Ratios to average net assets(c):
Expenses	0.89	%(d)	0.93%	0.90%	0.88%	0.89%	0.89	%(d)
Net investment income (loss)	(0.18	)%(d)	0.10%	0.12%	0.51%	0.40%	0.33	%(d)
Portfolio turnover rate	16	%(e)	27%	40%	39%	58%	59	%(e)

(a)	Calculated based upon average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

(f)	Commencement of offering of Class II shares.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	Small Capitalization Stock Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.83		$12.52	$21.31	$23.29	$21.38	$21.33

Income (Loss) From Investment Operations:
Net investment income	0.05		0.14	0.24	0.21	0.14	0.13
Net realized and unrealized gain (loss) on investments	(0.19)		2.70	(5.92)	(0.36)	2.95	1.30

Total from investment operations	(0.14)		2.84	(5.68)	(0.15)	3.09	1.43

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.13)
Distributions from net realized gains	—		—	—	—	—	(1.25)
Distributions	(0.12)		(1.53)	(3.11)	(1.83)	(1.18)	—

Total dividends and distributions	(0.12)		(1.53)	(3.11)	(1.83)	(1.18)	(1.38)

Net Asset Value, end of period	$13.57		$13.83	$12.52	$21.31	$23.29	$21.38

Total Return(a):	(1.05)%		25.18%	(31.04)%	(0.53)%	14.67%	7.26%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$487.6		$492.2	$432.5	$699.6	$777.1	$738.3
Ratios to average net assets(b):
Expenses	0.49	%(c)	0.49%	0.47%	0.46%	0.45%	0.46%
Net investment income	0.73	%(c)	1.03%	1.33%	0.86%	0.59%	0.62%
Portfolio turnover rate	5	%(d)	14%	25%	16%	12%	16%

	Stock Index Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$27.89		$22.76	$36.84	$35.64	$31.41	$31.29

Income (Loss) From Investment Operations:
Net investment income	0.23		0.49	0.64	0.68	0.56	0.48
Net realized and unrealized gain (loss) on investments	(2.11)		5.32	(14.02)	1.14	4.31	0.88

Total from investment operations	(1.88)		5.81	(13.38)	1.82	4.87	1.36

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.47)
Distributions from net realized gains	—		—	—	—	—	(0.77)
Distributions	(0.51)		(0.68)	(0.70)	(0.62)	(0.64)	—

Total dividends and distributions	(0.51)		(0.68)	(0.70)	(0.62)	(0.64)	(1.24)

Net Asset Value, end of period	$25.50		$27.89	$22.76	$36.84	$35.64	$31.41

Total Return(a):	(6.86)%		26.07%	(36.94)%	5.10%	15.54%	4.54%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,932.6		$2,098.1	$1,815.8	$3,122.4	$3,306.4	$3,212.7
Ratios to average net assets(b):
Expenses	0.37	%(c)	0.37%	0.37%	0.37%	0.37%	0.38%
Net investment income	1.61	%(c)	2.06%	2.04%	1.73%	1.61%	1.52%
Portfolio turnover rate	3	%(d)	5%	4%	3%	3%	7%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	Value Portfolio
	Class I
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.10		$10.86	$23.44	$26.21	$22.95	$19.93

Income (Loss) From Investment Operations:
Net investment income	0.10		0.14	0.30	0.39	0.36	0.29
Net realized and unrealized gain (loss) on investments	(1.17)		4.36	(8.36)	0.42	4.11	3.03

Total from investment operations	(1.07)		4.50	(8.06)	0.81	4.47	3.32

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.30)
Distributions	(0.13)		(0.26)	(4.52)	(3.58)	(1.21)	—

Total dividends and distributions	(0.13)		(0.26)	(4.52)	(3.58)	(1.21)	(0.30)

Net Asset Value, end of period	$13.90		$15.10	$10.86	$23.44	$26.21	$22.95

Total Return(a):	(7.12)%		41.93%	(42.29)%	3.19%	19.94%	16.66%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,226.9		$1,181.7	$933.1	$1,824.9	$1,975.7	$1,750.1
Ratios to average net assets(b):
Expenses	0.43	%(c)	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	1.09	%(c)	1.15%	1.46%	1.35%	1.45%	1.35%
Portfolio turnover rate	40	%(d)	51%	71%	52%	49%	56%

	Class II
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.16		$10.91	$23.51	$26.26	$22.98	$19.94

Income (Loss) From Investment Operations:
Net investment income	0.06		0.13	0.21	0.29	0.27	0.21
Net realized and unrealized gain (loss) on investments	(1.16)		4.33	(8.38)	0.42	4.11	3.01

Total from investment operations	(1.10)		4.46	(8.17)	0.71	4.38	3.22

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(0.18)
Distributions	(0.05)		(0.21)	(4.43)	(3.46)	(1.10)	—

Total dividends and distributions	(0.05)		(0.21)	(4.43)	(3.46)	(1.10)	(0.18)

Net Asset Value, end of period	$14.01		$15.16	$10.91	$23.51	$26.26	$22.98

Total Return(a):	(7.26)%		41.26%	(42.56)%	2.82%	19.43%	16.21%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.8		$3.7	$1.7	$2.7	$3.2	$3.1
Ratios to average net assets(b):
Expenses	0.83	%(c)	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income	0.70	%(c)	0.74%	1.08%	0.96%	1.04%	0.95%
Portfolio turnover rate	40	%(d)	51%	71%	52%	49%	56%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

The Prudential Series Fund

Approval of Advisory Agreements

Introduction

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) consists of seven individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Governance Committee, and the Compliance Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 23-24, 2010 and approved the renewal of the agreements through July 31, 2011, after concluding that renewal of the agreements was in the best interests of the Trust, each Portfolio and its shareholders.

In advance of the meetings, the Trustees requested and received materials relating to the agreements, and the Trustees had the opportunity to ask questions and request further information in connection with their consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided by PI and each subadviser, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the June 23-24, 2010 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust (except that the Trust pays the fees of any non-independent Trustee who is treated as a non-management Trustee). The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”) each of which serve as subadvisers to the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that, with the exception of the Stock Index Portfolio, the management fee schedule for the Portfolios generally does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios other than the Stock Index Portfolio do not have breakpoints is acceptable at this time.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes a breakpoint, which has the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Portfolio does not realize the effect of any rate reduction. The Board took note, however, that the Stock Index Portfolio’s fee structure would result in a benefit to shareholders when (and if) assets reach the level at which the fee rate is reduced.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2009.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2009. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	First Quartile	Second Quartile	Second Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

Although the Portfolio’s performance over the one-year period was in the third quartile, the Board noted that the Portfolio’s long-term performance was competitive, and that the Portfolio’s recent performance had improved, with the Portfolio ranking in the first quartile for the first quarter of 2010.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Diversified Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	Second Quartile	Second Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Flexible Managed Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Second Quartile	Third Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

Although the Portfolio’s performance over the one-year period was in the fourth quartile, the Board noted that the Portfolio’s long-term performance was competitive, and that the Portfolio’s recent performance had improved, with the Portfolio ranking in the first quartile for the fourth quarter of 2009 and in the second quartile for the first quarter of 2010.

•	The Board concluded that, in light of the Portfolio’s competitive performance it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Global Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Third Quartile	Third Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and five-year periods, though it underperformed the index over the three- and ten-year periods.

•

The Board further noted PI’s explanation that the Porfolio’s underperformance for the three-year period was largely attributable to underperformance during 2008, and that performance recovered in 2009.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Government Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Second Quartile	Second Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

High Yield Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	First Quartile	Second Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over the five—year period, though it underperformed its benchmark index for the other periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance vis-à-vis its Peer Universe, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Jennison Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	First Quartile	Second Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Money Market Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Third Quartile

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Natural Resources Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fee: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed against its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Small Capitalization Stock Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Second Quartile	Second Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Stock Index Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Third Quartile

•	The Board also noted that the Portfolio’s performance over all periods closely tracked the benchmark index, which was consistent with the Portfolio’s operation as an index fund.

•	The Board determined to continue the existing voluntary cap on net total Portfolio expenses of 0.75%.

•	The Board concurred with PI’s proposal to implement a voluntary waiver of 0.05% of the management fee at each breakpoint level.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	First Quartile	First Quartile
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Life insurance and annuity contracts contain exclusions, limitations, reductions of benefits and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

PRST STD

POSTAGES &

FEES PAID VON

HOFFMANN

CORPORATION

The 2009 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call 888-778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling 877-778-5008, you can revoke or “opt out” of householding at any time.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0157877-00002-00    PSF-SAR-A

SEMIANNUAL REPORT	JUNE 30, 2010

The Prudential Series Fund

■	SP Growth Asset Allocation Portfolio

■	SP International Growth Portfolio

■	SP International Value Portfolio

■	SP Prudential U.S. Emerging Growth Portfolio

■	SP Small Cap Value Portfolio

0158080-00002-00

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses of the portfolios and the contract and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-ends on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling 888-778-2888.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2010

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS
A1	Schedule of Investments and Financial Statements
B1	Notes to Financial Statements
C1	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2010

■	DEAR CONTRACT OWNER

Our primary objective at Prudential is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 130 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is your best resource to make the most informed investment decisions to help meet your needs. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Diversification does not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stephen Pelletier

President,

The Prudential Series Fund	July 30, 2010

PRESIDENT

STEPHEN PELLETIER

Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2010

SP Growth Asset Allocation
Five Largest Holdings (% of Net Assets)
Advanced Series Trust—Large-Cap Value Portfolio	29.4%
Advanced Series Trust—Marsico Capital Growth Portfolio	14.5%
PSF-Jennison Portfolio (Class I)	14.5%
Advanced Series Trust—AST PIMCO Total Return Bond Portfolio	12.3%
PSF-SP International Value Portfolio	7.6%

SP International Growth
Five Largest Holdings (% of Net Assets)
Teva Pharmaceutical Industries Ltd., ADR (Israel)	2.5%
Industria de Diseno Textil SA (Spain)	2.5%
BASF SE (Germany)	2.5%
Li & Fung Ltd. (Hong Kong)	1.9%
Standard Chartered PLC (United Kingdom)	1.8%

SP International Value
Five Largest Holdings (% of Net Assets)
Novartis AG (Switzerland)	1.9%
Royal Dutch Shell PLC (Class B Stock)(United Kingdom)	1.4%
Teva Pharmaceutical Industries Ltd., ADR (Israel)	1.4%

Novo Nordisk A/S (Class B Stock)(Denmark)	1.3%
BNP Paribas (France)	1.2%

SP Prudential U.S. Emerging Growth
Five Largest Holdings (% of Net Assets)
Annaly Capital Management, Inc.	3.2%
DaVita, Inc.	2.5%
Southwestern Energy Co.	2.3%
VeriSign, Inc.	2.2%
American Tower Corp. (Class A Stock)	2.2%

SP Small Cap Value
Five Largest Holdings (% of Net Assets)
Signature Bank	1.5%
Meadowbrook Insurance Group, Inc.	1.3%
BioMed Realty Trust, Inc.	1.1%
Regal-Beloit Corp.	1.0%
Fossil, Inc.	0.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2010

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
SP Growth Asset Allocation (Class I)	Actual	$1,000.00	$941.90	0.93%	$4.48
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
SP International Growth (Class I)	Actual	$1,000.00	$894.00	1.06%	$4.98
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31
SP International Growth (Class II)	Actual	$1,000.00	$892.60	1.46%	$6.85
	Hypothetical	$1,000.00	$1,017.55	1.46%	$7.30
SP International Value (Class I)	Actual	$1,000.00	$895.20	1.08%	$5.07
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
SP Prudential U.S. Emerging Growth (Class I)	Actual	$1,000.00	$978.70	0.68%	$3.34
	Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41
SP Prudential U.S. Emerging Growth (Class II)	Actual	$1,000.00	$976.70	1.08%	$5.29
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
SP Small Cap Value (Class I)	Actual	$1,000.00	$982.00	1.02%	$5.01
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11

*Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2010, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

SP GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
Advanced Series Trust —
AST Global Real Estate Portfolio	1,137,370	$7,324,660
AST Large-Cap Value Portfolio	19,037,216	208,838,262
AST Marsico Capital Growth Portfolio	6,947,883	103,453,978
AST PIMCO Total Return Bond Portfolio	7,343,740	87,537,379
AST Small-Cap Growth Portfolio	1,188,234	17,823,504
AST Western Asset Core Plus Bond Portfolio	3,656,071	37,620,969
The Prudential Series Fund —
High Yield Bond Portfolio	1,638,477	7,864,690
Jennison Portfolio (Class I)	5,533,344	102,864,866
Money Market Portfolio	6,452	64,522
Natural Resources Portfolio (Class I)	206,065	6,864,042
SP International Growth Portfolio (Class I)	13,247,865	53,918,809
SP International Value Portfolio	9,725,113	53,974,376
SP Small Cap Value Portfolio	2,035,260	19,436,733

TOTAL LONG-TERM INVESTMENTS (cost $773,671,211)		707,586,790

SHORT-TERM INVESTMENT — 0.5%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,306,004) (Note 4)	3,306,004	3,306,004

TOTAL INVESTMENTS — 100.0% (cost $776,977,215)(a)		710,892,794
OTHER ASSETS IN EXCESS OF LIABILITIES		207,405

NET ASSETS — 100.0%		$711,100,199

(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$707,586,790	$—	$—
Affiliated Money Market Mutual Fund	3,306,004	—	—

Total	$710,892,794	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out of level 2 fair value hierarchy during the reporting period.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2010 were as follows:

Investment Type
Large/Mid-Cap Value	29.4%
Large/Mid-Cap Growth	29.0
Core Bonds	17.6
International Growth	7.6
International Value	7.6
Small-Cap Value	2.7
Small-Cap Growth	2.5
Sector	2.0
High Yield	1.1
Money Market	— (b)

99.5
Short-Term Investment	0.5

100.00%

(b)	Less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP GROWTH ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2010

ASSETS
Affiliated investments, at value (cost $776,977,215)	$710,892,794
Receivable for investments sold	280,000
Receivable for Series shares sold	226,255
Prepaid expenses	1,177
Dividends receivable	205

Total Assets	711,400,431

LIABILITIES
Payable for Series shares repurchased	223,042
Accrued expenses and other liabilities	45,064
Management fee payable	30,533
Affiliated transfer agent fee payable	877
Deferred trustees’ fees	716

Total Liabilities	300,232

NET ASSETS	$711,100,199

Net assets were comprised of:
Paid-in capital	$849,416,673
Retained earnings	(138,316,474)

Net assets, June 30, 2010	$711,100,199

Net asset value and redemption price per share, $711,100,199 / 95,931,836 outstanding shares of beneficial interest	$7.41

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Affiliated dividend income	$8,860,661

EXPENSES
Management fee	193,880
Custodian’s fees and expenses	28,000
Shareholders’ reports	20,000
Audit fee	9,000
Insurance expenses	7,000
Trustees’ fees	6,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Commitment fee on syndicated credit agreement	3,000
Legal fees and expenses	3,000
Miscellaneous	3,906

Total expenses	278,786

NET INVESTMENT INCOME	8,581,875

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized loss on investment transactions	(7,588,789)
Net capital gain distributions received	1,739,371

(5,849,418)

Net change in unrealized appreciation (depreciation) on investments	(45,763,874)

NET LOSS ON INVESTMENTS	(51,613,292)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(43,031,417)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$8,581,875	$15,203,300
Net realized loss on investment transactions	(5,849,418)	(73,655,656)
Net change in unrealized appreciation (depreciation) on investments	(45,763,874)	226,168,654

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(43,031,417)	167,716,298

DISTRIBUTIONS	(15,197,272)	(25,712,126)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,358,058 and 3,177,301 shares, respectively]	11,009,900	21,824,902
Series shares issued in reinvestment of distributions [1,963,472 and 3,748,123 shares, respectively]	15,197,272	25,712,126
Series shares repurchased [6,130,975 and 13,490,422 shares, respectively]	(49,677,733)	(91,581,608)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(23,470,561)	(44,044,580)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(81,699,250)	97,959,592
NET ASSETS:
Beginning of period	792,799,449	694,839,857

End of period	$711,100,199	$792,799,449

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS	Shares	Value (Note 2)
Argentina — 0.3%
MercadoLibre, Inc.*	7,600	$399,380

Australia — 0.3%
Wesfarmers Ltd.	17,939	428,768

Belgium — 1.8%
Anheuser-Busch InBev NV	44,983	2,162,845
Colruyt SA	1,868	439,430

		2,602,275

Bermuda — 0.3%
Credicorp Ltd.	4,263	387,464

Brazil — 5.1%
Cyrela Brazil Realty SA	48,300	525,547
Gafisa SA	72,400	434,400
NET Servicos de Comunicacao SA (PRFC Shares)*	20,000	188,033
OGX Petroleo e Gas Participacoes SA*	236,800	2,200,076
PDG Realty SA Empreendimentos e Participacoes	188,100	1,575,663
Petroleo Brasileiro SA (PRFC Shares)	40,842	610,028
Petroleo Brasileiro SA, ADR(a)	6,269	215,152
Vale SA, ADR(a)	51,700	1,258,895
Weg SA	64,500	597,831

		7,605,625

Canada — 4.2%
Brookfield Asset Management, Inc. (Class A Stock)	40,153	908,261
Canadian National Railway Co.	30,961	1,776,542
First Quantum Minerals Ltd.	3,435	172,791
Pacific Rubiales Energy Corp.*	37,002	829,334
Research In Motion Ltd.*	18,198	896,434
Royal Bank of Canada	12,449	592,893
Teck Resources Ltd. (Class B Stock)	20,885	617,594
Tim Hortons, Inc.	13,035	417,296

		6,211,145

Cayman Islands — 1.5%
Baidu, Inc., ADR*	13,430	914,314
China Dongxiang Group Co.	551,000	367,259
Ctrip.com International Ltd., ADR*	23,400	878,904

		2,160,477

Chile — 0.7%
Banco Santander Chile SA, ADR	7,655	513,574
Lan Airlines SA	26,434	494,261

		1,007,835

China — 2.2%
Alibaba.Com Ltd.	186,000	366,998
Dongfeng Motor Group Co. Ltd. (Class H Stock)	442,000	512,693
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,097,000	797,360
Ping An Insurance Group Co. of China Ltd. (Class H Stock)(g)	109,000	885,433
Tencent Holdings Ltd.	43,300	717,362

		3,279,846

COMMON STOCKS (continued)	Shares	Value (Note 2)
Denmark — 2.9%
Coloplast A/S (Class B Stock)	4,403	$437,038
Novo Nordisk A/S (Class B Stock)	30,566	2,469,511
Novozymes A/S (Class B Stock)	12,558	1,340,002

		4,246,551

Finland — 0.5%
Kone Oyj (Class B Stock)	19,982	795,591

France — 6.8%
Accor SA	31,020	1,436,084
AXA SA	82,122	1,254,589
BNP Paribas	7,887	424,328
Cie Generale d’Optique Essilor International SA	10,382	616,950
Cie Generale des Etablissements Michelin (Class B Stock)	13,931	970,606
L’Oreal SA	6,221	609,100
Pernod-Ricard SA	11,719	908,988
Publicis Groupe SA	31,821	1,269,335
Schneider Electric SA	25,349	2,560,254

		10,050,234

Germany — 9.8%
Adidas AG	25,747	1,246,541
BASF SE	66,644	3,641,460
Daimler AG*	50,992	2,579,462
Infineon Technologies AG*	164,133	951,548
MAN SE	6,695	551,950
Metro AG	33,160	1,691,877
SAP AG	25,012	1,112,217
Siemens AG	20,446	1,828,689
ThyssenKrupp AG	34,857	858,988

		14,462,732

Hong Kong — 4.5%
ASM Pacific Technology Ltd.	26,700	207,425
CNOOC Ltd.	1,384,800	2,353,714
Hang Lung Properties Ltd.	208,000	795,589
Li & Fung Ltd.	624,000	2,791,762
Li Ning Co. Ltd.	170,000	557,041

		6,705,531

India — 2.9%
HDFC Bank Ltd., ADR	3,388	484,382
ICICI Bank Ltd., ADR	41,403	1,496,304
Infosys Technologies Ltd., ADR(a)	14,684	879,719
Reliance Industries Ltd., GDR, 144A	20,450	959,735
Tata Motors Ltd., ADR(a)	25,648	440,889

		4,261,029

Indonesia — 0.5%
Bank Rakyat Indonesia	763,000	774,642

Ireland — 0.9%
Covidien PLC	22,200	891,996
Experian PLC	56,403	490,497

		1,382,493

Israel — 2.5%
Teva Pharmaceutical Industries Ltd., ADR	70,552	3,667,999

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Italy — 0.7%
Saipem SpA	33,403	$1,017,398

Japan — 11.9%
Canon, Inc.	65,600	2,444,876
Daikin Industries Ltd.	13,900	423,815
FamilyMart Co. Ltd.	34,700	1,145,896
Fanuc Ltd.	10,400	1,174,395
Honda Motor Co. Ltd.	30,800	904,684
Keyence Corp.	3,400	786,224
Makita Corp.	15,200	406,752
Marubeni Corp.	343,000	1,758,356
Mizuho Financial Group, Inc.	656,000	1,076,372
Nintendo Co. Ltd.	4,400	1,291,880
Nippon Electric Glass Co. Ltd.	51,000	584,182
Nitori Co. Ltd.	5,150	443,925
Panasonic Corp.	68,000	849,106
Softbank Corp.	31,900	846,092
Sumco Corp.*	32,300	535,343
Terumo Corp.	9,300	445,374
Tokyo Electric Power Co., Inc. (The)	38,100	1,036,451
Yahoo! Japan Corp.	3,407	1,357,945

		17,511,668

Luxembourg — 0.9%
Millicom International Cellular SA	16,600	1,345,762

Malaysia — 0.4%
CIMB Group Holdings Bhd	249,600	537,407

Mexico — 0.9%
America Movil SAB de CV (Class L Stock), ADR	18,589	882,978
Wal-Mart de Mexico SAB de CV (Class V Stock)	238,300	527,895

		1,410,873

Norway — 0.7%
Statoil ASA	52,000	1,001,771

Singapore — 2.1%
CapitaLand Ltd.	504,500	1,286,446
CapitaMalls Asia Ltd.	243,000	363,317
Jardine Cycle & Carriage Ltd.	24,000	510,733
Noble Group Ltd.	387,909	468,860
Wilmar International Ltd.	106,000	433,704

		3,063,060

South Africa — 1.0%
Aspen Pharmacare Holdings Ltd.*	32,876	324,647
Shoprite Holdings Ltd.	33,498	360,135
Standard Bank Group Ltd.	57,971	768,758

		1,453,540

South Korea — 0.9%
Hyundai Motor Co.	11,086	1,297,159

Spain — 4.3%
Banco Bilbao Vizcaya Argentaria SA	134,593	1,386,705
Banco Santander SA	99,131	1,039,509
Industria de Diseno Textil SA	64,263	3,664,372
Tecnicas Reunidas SA	5,775	262,633

		6,353,219

COMMON STOCKS (continued)	Shares	Value (Note 2)
Sweden — 0.7%
Assa Abloy AB (Class B Stock)	20,538	$410,512
Atlas Copco AB (Class A Stock)	43,003	628,733

		1,039,245

Switzerland — 7.6%
ABB Ltd.*	42,840	745,870
Compagnie Financiere Richemont SA (Class A Stock)	22,981	802,319
Credit Suisse Group AG	38,803	1,458,886
Lonza Group AG	8,785	584,900
Nestle SA	37,674	1,816,596
Roche Holding AG	6,028	829,704
Sika AG	159	281,852
Sonova Holding AG	5,678	696,791
Swatch Group AG (The)	6,036	1,702,303
Syngenta AG	6,153	1,421,442
Zurich Financial Services AG	4,050	892,675

		11,233,338

Taiwan — 2.3%
Hon Hai Precision Industry Co. Ltd.	488,362	1,711,793
HTC Corp.	75,000	996,008
Taiwan Semiconductor Manufacturing Co. Ltd.	358,000	669,118

		3,376,919

Turkey — 0.4%
Turkiye Garanti Bankasi A/S	142,079	591,281

United Kingdom — 13.7%
Admiral Group PLC	18,994	397,778
Aggreko PLC	20,205	424,159
AMEC PLC	39,236	480,693
Amlin PLC	58,031	333,995
Autonomy Corp. PLC*	46,745	1,274,192
Barclays PLC	361,072	1,441,219
Cairn Energy PLC*	99,472	611,097
Compass Group PLC	230,322	1,752,169
HSBC Holdings PLC (XHKG)*	8,400	77,014
HSBC Holdings PLC (XLON)	186,393	1,702,829
Johnson Matthey PLC	19,671	437,030
Kingfisher PLC	147,707	462,701
NEXT PLC	23,552	702,190
Petrofac Ltd.	35,117	617,811
Reckitt Benckiser Group PLC	39,590	1,841,501
Rolls-Royce Group PLC*	296,395	2,473,944
Rolls-Royce Group PLC (Class C Stock)*	17,636,220	26,350
Rotork PLC	10,697	204,407
Smith & Nephew PLC	64,266	607,156
Standard Chartered PLC	111,422	2,713,169
Tesco PLC	189,035	1,066,424
Vedanta Resources PLC	20,260	636,556

		20,284,384

TOTAL LONG-TERM INVESTMENTS (cost $136,168,011)		141,946,641

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

SHORT-TERM INVESTMENT — 5.6%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $8,239,639; includes $2,361,920 of cash collateral for securities on loan)(b)(w) (Note 4)	8,239,639	$8,239,639

TOTAL INVESTMENTS(o) — 101.8% (cost $144,407,650)		150,186,280
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (1.8)%		(2,698,571)

NET ASSETS — 100.0%		$147,487,709

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PRFC	Preference Shares
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
JPY	Japanese Yen

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $2,276,262; cash collateral of $2,361,920 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security or securities that have been deemed illiquid.

(o)	As of June 30, 2010, 110 securities representing $112,059,631 and 76.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

(x)	Liabilities in excess of other assets includes net unrealized depreciation on forward currency contracts as follows:

Forward currency contract outstanding at June 30, 2010:

Sale Contract	Counterparty	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Japanese Yen, Expiring 09/15/10	Morgan Stanley	JPY 190,099	$2,148,710	$2,153,123	$(4,413)

SEE NOTES TO FINANCIAL STATEMENTS.

A5

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Argentina	$399,380	$—	$—
Australia	—	428,768	—
Belgium	—	2,602,275	—
Bermuda	387,464	—	—
Brazil	7,605,625	—	—
Canada	6,211,145	—	—
Cayman Islands	1,793,218	367,259	—
Chile	1,007,835	—	—
China	—	2,394,413	885,433
Denmark	—	4,246,551	—
Finland	—	795,591	—
France	—	10,050,234	—
Germany	—	14,462,732	—
Hong Kong	—	6,705,531	—
India	4,261,029	—	—
Indonesia	—	774,642	—
Ireland	891,996	490,497	—
Israel	3,667,999	—	—
Italy	—	1,017,398	—
Japan	904,684	16,606,984	—
Luxembourg	1,345,762	—	—
Malaysia	—	537,407	—
Mexico	1,410,873	—	—
Norway	—	1,001,771	—
Singapore	—	3,063,060	—
South Africa	—	1,453,540	—
South Korea	—	1,297,159	—
Spain	—	6,353,219	—
Sweden	—	1,039,245	—
Switzerland	—	11,233,338	—
Taiwan	—	3,376,919	—
Turkey	—	591,281	—
United Kingdom	—	20,284,384	—
Affiliated Money Market Mutual Fund	8,239,639	—	—
Other Financial Instruments*
Forward Currency Contracts	—	(4,413)	—

Total	$38,126,649	$111,169,785	$885,433

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Banks	12.4%
Retail & Merchandising	7.6
Oil, Gas & Consumable Fuels	7.4
Affiliated Money Market Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	5.6
Foods	4.8
Pharmaceuticals	4.8
Real Estate Operation & Development	4.0
Electronic Components	3.9
Automobile Manufacturers	3.9
Chemicals	3.9
Computer Services & Software	3.6
Distribution/Wholesale	3.5
Internet Software & Services	3.2
Metals & Mining	2.9
Insurance	2.5
Healthcare Products	2.2
Machinery	2.1
Telecommunications	2.1
Beverages	2.1
Aerospace & Defense	1.7
Office Equipment	1.6

Semiconductors	1.5%
Consumer Products & Services	1.2
Diversified Manufacturing	1.2
Transportation	1.2
Construction & Engineering	1.1
Hotels, Restaurants & Leisure	1.0
Biotechnology	0.9
Entertainment & Leisure	0.9
Advertising	0.9
Apparel & Textile	0.8
Utilities	0.7
Auto Parts & Equipment	0.7
Commercial Services	0.6
Household Durables	0.6
Building Materials	0.5
Medical Products	0.5
Cosmetics & Toiletries	0.4
Airlines	0.3
Holding Companies – Diversified	0.3
Agriculture	0.3
Industrial Products	0.3
Media & Entertainment	0.1

101.8
Liabilities in excess of other assets	(1.8)

100.0%

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	—	$—	Unrealized depreciation on forward currency contracts	$4,413

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$43,628	$43,628
Equity contracts	130	—	130

Total	$130	$43,628	$43,758

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(4,413)	$(4,413)
Equity contracts	—	—	—

Total	$—	$(4,413)	$(4,413)

For the six months ended June 30, 2010, the Portfolio’s average value at settlement date receivable for forward currency sale contracts was $2,436,602.

SEE NOTES TO FINANCIAL STATEMENTS.

A7

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS
Investments at value, including securities on loan of $2,276,262:
Unaffiliated investments (cost $136,168,011)	$141,946,641
Affiliated investments (cost $8,239,639)	8,239,639
Foreign currency, at value (cost $633,648)	626,897
Receivable for investments sold	1,650,709
Tax reclaim receivable	1,122,166
Dividends and interest receivable	286,020
Receivable for Series shares sold	28,205
Prepaid expenses	2,881

Total Assets	153,903,158

LIABILITIES
Payable for investments purchased	2,846,255
Collateral for securities on loan	2,361,920
Payable to custodian	742,587
Payable for Series shares repurchased	263,073
Management fee payable	106,429
Accrued expenses and other liabilities	86,797
Unrealized depreciation on forward currency contracts	4,413
Distribution fee payable	1,936
Administration fee payable	1,162
Affiliated transfer agent fees payable	877

Total Liabilities	6,415,449

NET ASSETS	$147,487,709

Net assets were comprised of:
Paid-in capital	$224,160,525
Retained earnings	(76,672,816)

Net assets, June 30, 2010	$147,487,709

Class I:
Net asset value and redemption price per share, $138,421,890 / 34,043,966 outstanding shares of beneficial interest	$4.07

Class II:
Net asset value and redemption price per share, $9,065,819 / 2,266,454 outstanding shares of beneficial interest	$4.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $243,154 foreign withholding tax)	$2,153,365
Affiliated dividend income	7,475
Affiliated income from securities lending, net	7,403
Interest income	398

2,168,641

EXPENSES
Management fee	691,339
Distribution fee—Class II	12,861
Administration fee—Class II	7,716
Custodian’s fees and expenses	106,000
Shareholders’ reports	25,000
Audit fee	12,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Legal fees and expenses	3,000
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	1,000
Loan interest expense (Note 8)	56
Miscellaneous	13,312

Total expenses	884,284

NET INVESTMENT INCOME	1,284,357

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	17,055,957
Foreign currency transactions	(610,378)

16,445,579

Net change in unrealized appreciation (depreciation) on:
Investments	(35,562,866)
Foreign currencies	(111,117)

(35,673,983)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(19,228,404)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,944,047)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,284,357	$2,512,539
Net realized gain (loss) on investment and foreign currency transactions	16,445,579	(18,096,558)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(35,673,983)	86,318,689

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(17,944,047)	70,734,670

DISTRIBUTIONS
Class I	(2,389,158)	(4,665,219)
Class II	(122,040)	(129,607)

TOTAL DISTRIBUTIONS	(2,511,198)	(4,794,826)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	5,982,785	27,320,659
Series shares issued in reinvestment of distributions	2,511,198	4,794,826
Series shares repurchased	(14,212,929)	(141,293,319)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(5,718,946)	(109,177,834)

TOTAL DECREASE IN NET ASSETS	(26,174,191)	(43,237,990)
NET ASSETS:
Beginning of period	173,661,900	216,899,890

End of period	$147,487,709	$173,661,900

SEE NOTES TO FINANCIAL STATEMENTS.

A8

SP INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS — 97.1%	Shares	Value (Note 2)
Australia — 3.9%
AWB Ltd.*	206,038	$157,424
BHP Billiton Ltd.	51,542	1,603,450
Challenger Financial Services Group Ltd.	190,900	556,633
Downer EDI Ltd.	109,200	327,175
Emeco Holdings Ltd.	753,600	361,489
Goodman Fielder Ltd.	339,700	382,964
Metcash Ltd.	215,600	757,775
OneSteel Ltd.	306,900	759,321
Pacific Brands Ltd.*	502,100	368,964
Tabcorp Holdings Ltd.	142,800	756,807
Telstra Corp. Ltd.	397,500	1,083,486

		7,115,488

Austria — 0.2%
Voestalpine AG	12,200	332,264

Belgium — 1.1%
AGFA-Gevaert NV*	84,400	482,940
Delhaize Group SA	14,700	1,066,716
Dexia NV/SA*	25,980	90,659
Solvay SA	5,100	435,504

		2,075,819

Brazil — 2.4%
BM&F BOVESPA SA	186,250	1,207,271
Embraer-Empresa Brasileira de Aeronautica SA, ADR	30,840	646,098
Natura Cosmeticos SA	53,500	1,185,596
Petroleo Brasileiro SA, ADR	38,390	1,317,545

		4,356,510

Canada — 2.3%
Canadian National Railway Co.	30,660	1,757,143
Canadian Natural Resources Ltd.	43,378	1,439,618
Potash Corp. of Saskatchewan, Inc.	11,360	979,686

		4,176,447

China — 2.9%
China Life Insurance Co. Ltd. (Class H Stock)	203,000	887,766
China Merchants Bank Co. Ltd. (Class H Stock)	625,258	1,495,805
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,929,520	2,129,336
Sinopharm Group Co. (Class H Stock)	214,000	779,734

		5,292,641

Denmark — 2.1%
Danske Bank A/S*	13,800	265,545
H. Lundbeck A/S	25,300	345,104
Novo Nordisk A/S (Class B Stock)	28,912	2,335,880
Vestas Wind Systems A/S*	22,264	926,541

		3,873,070

Finland — 0.4%
Nokia Oyj	49,100	400,205
Tieto Oyj	21,500	354,428

		754,633

COMMON STOCKS (continued)	Shares	Value (Note 2)
France — 9.3%
Air Liquide SA	14,184	$1,432,396
AXA SA	31,300	478,174
BNP Paribas	42,280	2,274,702
Casino Guichard Perrachon SA	10,200	774,027
Ciments Francais SA	4,200	312,873
Credit Agricole SA	33,400	346,531
France Telecom SA	20,300	352,103
Lafarge SA	20,399	1,112,313
Lagardere SCA	12,800	399,224
LVMH Moet Hennessy Louis Vuitton SA	20,155	2,193,733
Publicis Groupe SA	10,800	430,810
Rallye SA	12,800	387,858
Safran SA	59,300	1,654,193
Sanofi-Aventis SA	28,100	1,692,391
SCOR SE	19,100	364,799
SEB SA	7,200	465,550
Societe Generale	6,000	246,894
Thales SA	9,300	300,243
Total SA	10,200	455,317
Vivendi	64,600	1,312,810

		16,986,941

Germany — 8.1%
Allianz SE	12,200	1,207,478
BASF SE	12,500	683,006
Deutsche Bank AG	31,030	1,742,935
E.ON AG	45,300	1,218,039
Fresenius Medical Care AG & Co. KGaA	27,930	1,506,954
Hannover Rueckversicherung AG	9,300	398,556
MTU Aero Engines Holding AG	9,700	538,498
Muenchener Rueckversicherungs-Gesellschaft AG	5,500	690,597
Rheinmetall AG	14,800	845,335
RWE AG	9,900	647,817
SAP AG	50,192	2,231,904
Suedzucker AG	21,700	392,064
ThyssenKrupp AG	13,800	340,076
Tognum AG	28,600	533,422
Volkswagen AG (PRFC Shares)	17,496	1,535,288
Vossloh AG	3,200	258,988

		14,770,957

Guernsey — 0.5%
Amdocs Ltd.*	36,160	970,896

Hong Kong — 3.1%
Chaoda Modern Agriculture Holdings Ltd.	567,462	553,402
CNOOC Ltd.	1,174,195	1,995,754
First Pacific Co. Ltd.	986,400	667,383
Hong Kong Exchanges and Clearing Ltd.	101,077	1,576,445
Kingboard Chemical Holdings Ltd.	120,000	515,211
Noble Group Ltd.	307,545	371,725
Solomon Systech International Ltd.	525,000	39,371

		5,719,291

Ireland — 0.8%
Beazley PLC	207,230	348,737
Covidien PLC	25,550	1,026,599

SEE NOTES TO FINANCIAL STATEMENTS.

A9

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Ireland (continued)
Irish Life & Permanent Group Holdings PLC*	45,500	$84,098

		1,459,434

Israel — 1.4%
Teva Pharmaceutical Industries Ltd., ADR	48,009	2,495,988

Italy — 2.0%
Banco Popolare Scarl	23,700	129,935
Enel SpA	291,700	1,235,108
ENI SpA	31,400	576,382
Finmeccanica SpA	48,400	501,737
Fondiaria-SAI SpA	17,000	159,122
Intesa Sanpaolo SpA	253,882	668,650
Telecom Italia SpA	314,100	346,878

		3,617,812

Japan — 17.1%
Aoyama Trading Co. Ltd.	30,100	537,868
Astellas Pharma, Inc.	31,200	1,045,378
Canon, Inc.	25,700	957,825
Circle K Sunkus Co. Ltd.	31,000	397,492
COMSYS Holdings Corp.	50,500	451,982
Cosmo Oil Co. Ltd.	31,000	74,022
Dai-ichi Life Insurance Co. Ltd. (The)	724	1,003,929
Fanuc Ltd.	10,412	1,175,750
Fukuoka Financial Group, Inc.	180,000	749,274
Fuyo General Lease Co. Ltd.	21,500	492,874
Hitachi Capital Corp.	31,300	416,234
Itochu Techno-Solutions Corp.	17,400	635,851
JX Holdings, Inc.*	118,770	587,033
KDDI Corp.	150	715,003
Keihin Corp.	39,600	683,820
Keiyo Bank Ltd. (The)	121,000	631,438
Komatsu Ltd.	89,113	1,604,580
Konami Corp.	30,000	462,681
Kurabo Industries Ltd.	108,000	165,710
Kyoei Steel Ltd.	14,600	237,836
Kyorin Co. Ltd.	25,000	361,149
Kyowa Exeo Corp.	44,700	394,091
Marubeni Corp.	234,300	1,201,116
Miraca Holdings, Inc.	17,900	535,782
Mitsubishi Corp.	12,900	266,881
Mitsubishi Tanabe Pharma Corp.	41,000	624,680
Mitsubishi UFJ Financial Group, Inc.	343,890	1,561,504
Mitsui & Co. Ltd.	19,800	230,983
Mizuho Financial Group, Inc.	359,800	590,364
Namco Bandai Holdings, Inc.	56,700	498,578
Nichirei Corp.	134,000	563,078
Nippon Shokubai Co. Ltd.	61,000	578,629
Nippon Telegraph & Telephone Corp.	12,600	513,272
Nissan Shatai Co. Ltd.	56,000	366,892
NTT DoCoMo, Inc.	400	605,716
Sankyo Co. Ltd.	10,300	465,576
Sankyu, Inc.	134,000	534,772
Sanwa Holdings Corp.	116,000	349,772
Seino Holdings Co. Ltd.	60,000	412,896
Shimachu Co. Ltd.	22,500	409,507

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Shizuoka Gas Co. Ltd.	77,000	$523,479
Sumitomo Corp.	123,700	1,235,393
Sumitomo Mitsui Financial Group, Inc.	30,100	851,901
Sumitomo Trust & Banking Co. Ltd. (The)	43,000	218,920
Takeda Pharmaceutical Co. Ltd.	30,500	1,310,056
Tokyo Steel Manufacturing Co. Ltd.	26,200	302,880
Toppan Forms Co. Ltd.	50,100	480,292
Toyota Motor Corp.	41,400	1,422,448
Tsuruha Holdings, Inc.	13,300	471,424
Yokohama Rubber Co. Ltd. (The)	82,700	372,687

		31,281,298

Mexico — 1.6%
America Movil SAB de CV (Class L Stock), ADR	29,393	1,396,167
Wal-Mart de Mexico SAB de CV (Class V Stock)	698,260	1,546,824

		2,942,991

Netherlands — 3.3%
Brit Insurance Holdings NV	32,375	436,125
CSM NV	19,501	579,151
ING Groep NV, CVA*	155,400	1,150,043
Koninklijke Ahold NV	53,900	666,738
Koninklijke DSM NV	11,200	445,223
Koninklijke KPN NV	42,700	544,277
Koninklijke Philips Electronics NV	20,450	610,681
Nutreco Holding NV	7,000	375,884
Schlumberger Ltd.	23,250	1,286,655

		6,094,777

New Zealand — 0.2%
Air New Zealand Ltd.	580,000	424,121

Norway — 0.4%
DnB NOR ASA	44,800	430,896
Statoil ASA	21,037	405,274

		836,170

Portugal — 0.2%
Portugal Telecom SGPS SA	43,200	431,783

Singapore — 0.6%
M1 Ltd.	293,000	445,946
Venture Corp. Ltd.	92,000	583,862

		1,029,808

South Korea — 0.7%
Hyundai Motor Co.	11,738	1,373,449

Spain — 2.7%
Banco Bilbao Vizcaya Argentaria SA	69,800	719,146
Banco Espanol de Credito SA	40,600	322,128
Banco Santander SA	154,600	1,621,168
Repsol YPF SA	38,000	766,845
Telefonica SA*	85,110	1,576,640

		5,005,927

Sweden — 1.6%
Boliden AB	64,600	714,001
Hennes & Mauritz AB (Class B Stock)	62,874	1,727,927

SEE NOTES TO FINANCIAL STATEMENTS.

A10

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Sweden (continued)
Svenska Cellulosa AB SCA (Class B Stock)	37,200	$437,522

		2,879,450

Switzerland — 7.5%
Baloise Holding AG	8,500	591,651
Clariant AG*	30,800	390,002
Credit Suisse Group AG	23,900	898,574
Georg Fischer AG*	1,400	456,149
Julius Baer Group Ltd.	20,932	596,825
Logitech International SA*	45,570	616,854
Nestle SA	40,300	1,943,219
Novartis AG	70,752	3,428,863
Roche Holding AG	10,465	1,440,421
Swiss Reinsurance Co. Ltd.	17,800	731,371
Swisscom AG	3,200	1,084,863
Verwaltungs-und Privat-Bank AG	2,900	341,668
Zurich Financial Services AG	5,500	1,212,275

		13,732,735

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	89,824	876,682

Turkey — 0.5%
Turkcell Iletisim Hizmet A/S	37,990	197,043
Turkiye Garanti Bankasi A/S	173,900	723,708

		920,751

United Kingdom — 19.0%
ARM Holdings PLC	206,305	853,872
AstraZeneca PLC	33,300	1,569,955
Aviva PLC	72,600	337,386
Barclays PLC	125,400	500,534
BP PLC	256,800	1,229,343
British American Tobacco PLC	60,312	1,914,048
British Sky Broadcasting Group PLC	152,745	1,594,929
BT Group PLC	150,000	289,544
Cairn Energy PLC*	119,900	736,594
Carnival PLC	51,855	1,679,653
Centrica PLC	109,200	481,901
Dairy Crest Group PLC	40,400	222,245
Davis Service Group PLC	74,900	408,102
Drax Group PLC	129,400	724,124
DS Smith PLC	260,700	469,005
GlaxoSmithKline PLC	88,700	1,506,201
Home Retail Group PLC	149,600	475,054
IMI PLC	68,400	696,911
Kingfisher PLC	394,130	1,234,636
Legal & General Group PLC	394,400	459,689
Logica PLC	308,700	500,694
Marston’s PLC	104,410	144,039
Meggitt PLC	122,700	571,774
Northern Foods PLC	162,900	105,529
Old Mutual PLC	678,700	1,039,121
Pearson PLC	72,851	958,119
Reckitt Benckiser Group PLC	37,286	1,734,332
Royal Dutch Shell PLC (Class B Stock)	105,500	2,550,007
RSA Insurance Group PLC	195,300	346,463

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
SABMiller PLC	50,040	$1,403,146
Smith & Nephew PLC	86,450	816,740
Spectris PLC	45,900	528,558
Standard Chartered PLC	80,197	1,952,828
Tate & Lyle PLC	67,800	453,002
Tesco PLC	364,721	2,057,540
Thomas Cook Group PLC	150,100	397,296
TT Electronics PLC*	127,500	182,388
Tullett Prebon PLC	119,900	562,588
Vodafone Group PLC	549,400	1,132,033

		34,819,923

United States — 0.7%
Southern Copper Corp.	26,350	699,329
Thomson Reuters Corp.	18,400	658,532

		1,357,861

TOTAL COMMON STOCKS (cost $187,946,233)		178,005,917

WARRANT*
	Units
Hong Kong
Kingboard Chemical Holdings Ltd., expiring 10/31/12 (cost $0)	11,500	4,534

TOTAL LONG-TERM INVESTMENTS (cost $187,946,233)		178,010,451

SHORT-TERM INVESTMENT — 1.2%
	Shares
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $2,062,771)(w) (Note 4)	2,062,771	2,062,771

TOTAL INVESTMENTS(o) — 98.3% (cost $190,009,004)		180,073,222
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 1.7%		3,201,739

NET ASSETS — 100.0%		$183,274,961

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
PRFC	Preference Shares
EUR	Euro
GBP	British Pound
MXN	Mexican Peso

*	Non-income producing security.

(o)	As of June 30, 2010, 203 securities representing $156,924,326 and 85.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A11

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward currency contracts as follows:

Forward currency contracts outstanding at June 30, 2010:

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 11/18/10	Morgan Stanley	GBP 1,202	$1,747,366	$1,795,785	$(48,419)
Expiring 11/18/10	Morgan Stanley	GBP 1,056	1,525,149	1,578,109	(52,960)
Euro,
Expiring 07/26/10	State Street Bank	EUR 1,459	2,052,740	1,784,357	268,383
Expiring 07/26/10	State Street Bank	EUR 1,458	2,004,342	1,783,135	221,207
Expiring 07/26/10	State Street Bank	EUR 656	886,407	802,288	84,119
Expiring 07/26/10	State Street Bank	EUR 629	872,410	769,267	103,143
Mexican Peso,
Expiring 11/30/10	State Street Bank	MXN 33,800	2,550,635	2,569,903	(19,268)

			$11,639,049	$11,082,844	$556,205

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$7,115,488	$—
Austria	—	332,264	—
Belgium	—	2,075,819	—
Brazil	4,356,510	—	—
Canada	4,176,447	—	—
China	—	5,292,641	—
Denmark	—	3,873,070	—
Finland	—	754,633	—
France	—	16,986,941	—
Germany	—	14,770,957	—
Guernsey	970,896	—	—
Hong Kong	—	5,719,291	—
Ireland	1,026,599	432,835	—
Israel	2,495,988	—	—
Italy	—	3,617,812	—
Japan	1,590,962	29,690,336	—
Mexico	2,942,991	—	—
Netherlands	1,286,655	4,808,122	—
New Zealand	—	424,121	—
Norway	—	836,170	—
Portugal	—	431,783	—
Singapore	—	1,029,808	—
South Korea	—	1,373,449	—
Spain	—	5,005,927	—
Sweden	—	2,879,450	—
Switzerland	—	13,732,735	—
Taiwan	876,682	—	—
Turkey	—	920,751	—
United Kingdom	—	34,819,923	—
United States	1,357,861	—	—

	Level 1	Level 2	Level 3
Affiliated Money Market Mutual Fund	$2,062,771	$—	$—
Warrant – Hong Kong	4,534	—	—
Other Financial Instruments*
Forward Currency Contracts	—	556,205	—

Total	$23,148,896	$157,480,531	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A12

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2010 were as follows:

Banks	11.6%
Pharmaceuticals	10.6
Oil & Gas	7.3
Telecommunications	6.6
Insurance	6.6
Food	6.4
Retail	4.0
Chemicals	3.0
Diversified Financial Services	2.9
Media	2.6
Automobile Manufacturers	2.5
Aerospace/Defense	2.4
Machinery & Equipment	2.3
Holding Companies – Diversified	2.2
Electric	1.8
Distribution/Wholesale	1.6
Transportation	1.5
Agriculture	1.4
Software/Services	1.2
Affiliated Money Market Mutual Fund	1.2
Electronics	1.1
Computers	1.1
Household Products/Wares	1.1
Leisure Time	1.1
Iron/Steel	1.1

Healthcare Products	1.0%
Building Materials	1.0
Semiconductors	1.0
Diversified Minerals	0.9
Auto Parts & Equipment	0.8
Healthcare – Services	0.8
Mining	0.8
Commercial Services	0.7
Entertainment	0.7
Miscellaneous Manufacturing	0.7
Cosmetics & Toiletries	0.6
Engineering/Construction	0.6
Gas	0.6
Office Equipment	0.5
Equipment & Instruments	0.5
Toys	0.3
Home Furnishings	0.3
Software	0.3
Forest & Paper Products	0.2
Paper & Forest Products	0.2
Advertising	0.2
Airlines	0.2
Textiles	0.1
Beverages	0.1

98.3
Other assets in excess of liabilities	1.7

100.0%

The Portfolio invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$676,852	Unrealized depreciation on forward currency contracts	$120,647
Equity contracts	Unaffiliated investments	4,534	—	—

Total		$681,386		$120,647

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$(166,868)	$(166,868)
Equity contracts	3,321	218	—	3,539

Total	$3,321	$218	$(166,868)	$(163,329)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$586,904	$586,904
Equity contracts	—	4,534	—	4,534

Total	$—	$4,534	$586,904	$591,438

For the six months ended June 30, 2010, the Portfolio’s average value at settlement date payable for forward currency purchase contracts was $660,760 and the average value at settlement date receivable for forward currency sale contracts was $9,634,368.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

SP INTERNATIONAL VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS
Investments at value:
Unaffiliated investments (cost $187,946,233)	$178,010,451
Affiliated investments (cost $2,062,771)	2,062,771
Foreign currency, at value (cost $1,502,299)	1,509,790
Tax reclaim receivable	1,435,911
Unrealized appreciation on forward currency contracts	676,852
Dividends receivable	271,714
Receivable for Series shares sold	83,644
Prepaid expenses	2,025

Total Assets	184,053,158

LIABILITIES
Payable for investments purchased	165,923
Accrued expenses and other liabilities	165,910
Payable for Series shares repurchased	146,109
Management fee payable	138,799
Unrealized depreciation on forward currency contracts	120,647
Payable to custodian	39,932
Affiliated transfer agent fees payable	877

Total Liabilities	778,197

NET ASSETS	$183,274,961

Net assets were comprised of:
Paid-in capital	$244,269,083
Retained earnings	(60,994,122)

Net assets, June 30, 2010	$183,274,961

Net asset value and redemption price per share, $183,274,961 / 32,997,620 outstanding shares of beneficial interest	$5.55

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of $399,952 foreign withholding tax)	$3,850,816
Affiliated dividend income	3,939

3,854,755

EXPENSES
Management fee	890,843
Custodian’s fees and expenses	127,000
Shareholders’ reports	12,000
Audit fee	11,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Legal fees and expenses	3,000
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 8)	53
Miscellaneous	15,806

Total expenses	1,073,702

NET INVESTMENT INCOME	2,781,053

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(981,650)
Foreign currency transactions	(284,513)

(1,266,163)

Net change in unrealized appreciation (depreciation) on:
Investments	(23,350,021)
Foreign currencies	478,752

(22,871,269)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(24,137,432)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,356,379)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,781,053	$4,430,203
Net realized loss on investment and foreign currency transactions	(1,266,163)	(35,611,091)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(22,871,269)	104,186,468

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(21,356,379)	73,005,580

DISTRIBUTIONS	(4,428,920)	(7,801,297)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,903,639 and 5,386,533 shares, respectively]	11,877,278	27,653,179
Series shares issued in reinvestment of distributions [781,115 and 1,434,062, respectively]	4,428,920	7,801,297
Series shares repurchased [1,705,433 and 23,029,776 shares, respectively]	(10,508,609)	(135,909,297)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	5,797,589	(100,454,821)

TOTAL DECREASE IN NET ASSETS	(19,987,710)	(35,250,538)
NET ASSETS:
Beginning of period	203,262,671	238,513,209

End of period	$183,274,961	$203,262,671

SEE NOTES TO FINANCIAL STATEMENTS.

A14

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.6%
ITT Corp.	72,600	$3,261,192

Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	20,300	1,129,898
Expeditors International of Washington, Inc.	53,400	1,842,834

		2,972,732

Biotechnology — 1.6%
United Therapeutics Corp.(a)	35,500	1,732,755
Vertex Pharmaceuticals, Inc.(a)	49,409	1,625,556

		3,358,311

Capital Markets — 3.0%
Eaton Vance Corp.	121,100	3,343,571
TD Ameritrade Holding Corp.(a)(b)	190,100	2,908,530

		6,252,101

Chemicals — 2.4%
Ecolab, Inc.	85,500	3,839,805
FMC Corp.	20,100	1,154,343

		4,994,148

Commercial Services & Supplies — 4.0%
Copart, Inc.(a)	62,344	2,232,539
Iron Mountain, Inc.	198,600	4,460,556
Stericycle, Inc.(a)(b)	24,824	1,627,958

		8,321,053

Communications Equipment — 1.4%
Juniper Networks, Inc.(a)	94,971	2,167,238
Riverbed Technology, Inc.(a)	28,676	792,031

		2,959,269

Computers & Peripherals — 1.6%
NetApp, Inc.(a)	86,927	3,243,246

Diversified Consumer Services — 1.2%
Apollo Group, Inc. (Class A Stock)(a)	57,549	2,444,106

Electrical Equipment — 3.1%
AMETEK, Inc.	81,300	3,264,195
Roper Industries, Inc.(b)	55,400	3,100,184

		6,364,379

Electronic Equipment & Instruments — 3.1%
Amphenol Corp. (Class A Stock)	54,800	2,152,544
Anixter International, Inc.(a)	47,241	2,012,467
FLIR Systems, Inc.(a)	81,092	2,358,966

		6,523,977

Energy Equipment & Services — 1.3%
Cameron International Corp.(a)	80,326	2,612,202

Food Products — 4.5%
Bunge Ltd.	36,000	1,770,840
ConAgra Foods, Inc.	116,400	2,714,448
J.M. Smucker Co. (The)	17,872	1,076,252
Mead Johnson Nutrition Co.	31,687	1,588,152
Ralcorp Holdings, Inc.(a)	39,706	2,175,889

		9,325,581

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Equipment & Supplies — 2.1%
Beckman Coulter, Inc.	18,901	$1,139,541
C.R. Bard, Inc.	42,700	3,310,531

		4,450,072

Healthcare Providers & Services — 9.8%
Community Health Systems, Inc.(a)(b)	63,600	2,150,316
DaVita, Inc.(a)	82,600	5,157,544
Express Scripts, Inc.(a)	70,440	3,312,089
Henry Schein, Inc.(a)	56,300	3,090,870
Laboratory Corp. of America Holdings(a)(b)	39,183	2,952,439
Patterson Cos., Inc.	59,716	1,703,697
Universal Health Services, Inc. (Class B Stock)	55,938	2,134,035

		20,500,990

Hotels, Restaurants & Leisure — 4.7%
Darden Restaurants, Inc.	69,300	2,692,305
Tim Hortons, Inc.(b)	99,900	3,196,800
Yum! Brands, Inc.	98,300	3,837,632

		9,726,737

Household Products — 1.9%
Church & Dwight Co., Inc.(b)	62,100	3,894,291

Insurance — 1.3%
W.R. Berkley Corp.(b)	106,423	2,815,953

Internet Software & Services — 2.9%
Akamai Technologies, Inc.(a)	35,936	1,457,923
VeriSign, Inc.(a)	171,936	4,564,901

		6,022,824

IT Services — 2.5%
Alliance Data Systems Corp.(a)(b)	37,174	2,212,596
Amdocs Ltd.(a)	111,000	2,980,350

		5,192,946

Life Sciences Tools & Services — 2.3%
Thermo Fisher Scientific, Inc.(a)	76,972	3,775,477
Waters Corp.(a)(b)	15,829	1,024,136

		4,799,613

Machinery — 2.5%
Danaher Corp.	82,400	3,058,688
IDEX Corp.	75,530	2,157,892

		5,216,580

Metals & Mining — 1.9%
Agnico-Eagle Mines Ltd.	39,200	2,382,576
Silver Wheaton Corp.(a)	82,495	1,658,150

		4,040,726

Multiline Retail — 1.4%
Dollar Tree, Inc.(a)	69,900	2,909,937

Oil, Gas & Consumable Fuels — 5.0%
Alpha Natural Resources, Inc.(a)	24,900	843,363
Newfield Exploration Co.(a)	35,400	1,729,644
Range Resources Corp.	34,500	1,385,175
Southwestern Energy Co.(a)	124,693	4,818,138

SEE NOTES TO FINANCIAL STATEMENTS.

A15

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Ultra Petroleum Corp.(a)	38,700	$1,712,475

		10,488,795

Pharmaceuticals — 1.8%
Mylan, Inc.(a)(b)	112,645	1,919,471
Perrigo Co.	31,077	1,835,718

		3,755,189

Professional Services — 2.2%
FTI Consulting, Inc.(a)(b)	39,265	1,711,561
Robert Half International, Inc.(b)	119,592	2,816,392

		4,527,953

Real Estate Investment Trusts — 3.2%
Annaly Capital Management, Inc.	390,735	6,701,105

Semiconductors & Semiconductor Equipment — 5.7%
Altera Corp.	109,506	2,716,844
Broadcom Corp. (Class A Stock)	116,354	3,836,191
Marvell Technology Group Ltd.(a)	91,049	1,434,932
Maxim Integrated Products, Inc.(b)	85,387	1,428,525
Xilinx, Inc.(b)	95,159	2,403,716

		11,820,208

Software — 4.2%
Adobe Systems, Inc.(a)	67,900	1,794,597
Check Point Software Technologies(a)(b)	91,557	2,699,100
McAfee, Inc.(a)	34,226	1,051,423
Nuance Communications, Inc.(a)	123,700	1,849,315
Red Hat, Inc.(a)	50,122	1,450,531

		8,844,966

Specialty Retail — 6.9%
Bed Bath & Beyond, Inc.(a)	58,500	2,169,180
GameStop Corp. (Class A Stock)(a)(b)	111,100	2,087,569
Guess?, Inc.	67,648	2,113,324
Ross Stores, Inc.	53,800	2,867,002
TJX Cos., Inc.	92,200	3,867,790
Urban Outfitters, Inc.(a)(b)	39,234	1,349,257

		14,454,122

Textiles, Apparel & Luxury Goods — 1.0%
Phillips-Van Heusen Corp.	45,698	2,114,446

Wireless Telecommunication Services — 6.2%
American Tower Corp. (Class A Stock)(a)	102,100	4,543,450
Crown Castle International Corp.(a)	121,600	4,530,816
NII Holdings, Inc.(a)	119,000	3,869,880

		12,944,146

TOTAL LONG-TERM INVESTMENTS (cost $190,805,205)		207,853,896

SHORT-TERM INVESTMENT — 15.9%	Shares	Value (Note 2)
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $33,136,453; includes $32,412,521 of cash collateral received for securities on loan) (Note 4)(c)(d)	33,136,453	$33,136,453

TOTAL INVESTMENTS — 115.6% (cost $223,941,658)		240,990,349
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.6)%		(32,595,586)

NET ASSETS — 100.0%		$208,394,763

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $31,230,290; cash collateral of $32,412,521 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$207,853,896	$—	$—
Affiliated Money Market Mutual Fund	33,136,453	—	—

Total	$240,990,349	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out Level 2 fair value hierarchy during the reporting period.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (including 15.6% of collateral received for securities on loan)	15.9%
Healthcare Providers & Services	9.8
Specialty Retail	6.9
Wireless Telecommunication Services	6.2
Semiconductors & Semiconductor Equipment	5.7
Oil, Gas & Consumable Fuels	5.0
Hotels, Restaurants & Leisure	4.7
Food Products	4.5
Software	4.2
Commercial Services & Supplies	4.0
Real Estate Investment Trusts	3.2
Electrical Equipment	3.1
Electronic Equipment & Instruments	3.1
Capital Markets	3.0
Internet Software & Services	2.9
IT Services	2.5
Machinery	2.5
Chemicals	2.4
Life Sciences Tools & Services	2.3
Professional Services	2.2
Healthcare Equipment & Supplies	2.1
Household Products	1.9
Metals & Mining	1.9
Pharmaceuticals	1.8
Aerospace & Defense	1.6
Biotechnology	1.6
Computers & Peripherals	1.6
Air Freight & Logistics	1.4
Communications Equipment	1.4
Multiline Retail	1.4
Energy Equipment & Services	1.3
Insurance	1.3
Diversified Consumer Services	1.2
Textiles, Apparel & Luxury Goods	1.0

115.6
Liabilities in excess of other assets	(15.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A17

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS
Investments, at value including securities on loan of $31,230,290:
Unaffiliated investments (cost $190,805,205)	$207,853,896
Affiliated investments (cost $33,136,453)	33,136,453
Receivable for investments sold	578,121
Dividends receivable	339,805
Receivable for Series shares sold	51,777
Prepaid expenses	506

Total Assets	241,960,558

LIABILITIES
Collateral for securities on loan	32,412,521
Payable for investments purchased	756,856
Accrued expenses and other liabilities	178,920
Management fee payable	109,062
Payable for Series shares repurchased	102,619
Deferred trustees’ fees	4,843
Affiliated transfer agent fee payable	877
Distribution fee payable	54
Administration fee payable	32
Payable to custodian	11

Total Liabilities	33,565,795

NET ASSETS	$208,394,763

Net assets were comprised of:
Paid-in capital	$189,733,265
Retained earnings	18,661,498

Net assets, June 30, 2010	$208,394,763

Class I:
Net asset value and redemption price per share, $208,145,228 / 33,066,272 outstanding shares of beneficial interest	$6.29

Class II:
Net asset value and redemption price per share, $249,535 / 40,956 outstanding shares of beneficial interest	$6.09

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $3,476)	$935,801
Affiliated income from securities loaned, net	17,425
Affiliated dividend income	3,010

956,236

EXPENSES
Management fee	511,166
Distribution fee—Class II	356
Administration fee—Class II	214
Custodian’s fees and expenses	23,000
Shareholders’ reports	19,000
Audit fee	9,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Trustees’ fees	5,000
Legal fees and expenses	2,000
Insurance expenses	1,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	4,131

Total expenses	580,867

NET INVESTMENT INCOME	375,369

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions	21,755,560
Net change in unrealized appreciation (depreciation) on investments	(33,067,693)

NET LOSS ON INVESTMENTS	(11,312,133)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,936,764)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$375,369	$803,314
Net realized gain (loss) on investments	21,755,560	(14,201,132)
Net change in unrealized appreciation (depreciation) on investments	(33,067,693)	56,597,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,936,764)	43,199,366

DISTRIBUTIONS:
Class I	(802,872)	(903,679)
Class II	(618)	(638)

TOTAL DISTRIBUTIONS	(803,490)	(904,317)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	2,451,116	5,689,964
Net asset value of shares issued in merger (Note 10)	87,093,383	—
Series shares issued in reinvestment of distributions	803,490	904,317
Series shares repurchased	(12,842,607)	(18,713,861)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	77,505,382	(12,119,580)

TOTAL INCREASE IN NET ASSETS	65,765,128	30,175,469
NET ASSETS:
Beginning of period	142,629,635	112,454,166

End of period	$208,394,763	$142,629,635

SEE NOTES TO FINANCIAL STATEMENTS.

A18

SP SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.0%
AAR Corp.*	33,051	$553,274
Kaman Corp.	19,840	438,861
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	36,270	691,306
TransDigm Group, Inc.	5,439	277,552

		1,960,993

Airlines — 0.8%
AirTran Holdings, Inc.*(a)	235,680	1,143,048
JetBlue Airways Corp.*(a)	87,952	482,857

		1,625,905

Auto Components — 1.2%
Cooper Tire & Rubber Co.(a)	69,020	1,345,890
Superior Industries International, Inc.	31,090	417,850
TRW Automotive Holdings Corp.*(a)	21,650	596,890

		2,360,630

Automotive Parts — 0.2%
Tenneco, Inc.*	19,240	405,194

Banks — 1.5%
Bridge Capital Holdings*(a)	8,628	78,515
Dime Community Bancshares	15,945	196,602
East West Bancorp, Inc.	33,683	513,666
Hancock Holding Co.	19,429	648,151
Lakeland Financial Corp.	12,040	240,559
Pinnacle Financial Partners, Inc.*(a)	29,715	381,838
Sierra Bancorp	6,701	77,062
Trico Bancshares(a)	15,650	264,954
UMB Financial Corp.	11,697	415,945

		2,817,292

Building Materials — 0.6%
Comfort Systems USA, Inc.	81,961	791,743
Universal Forest Products, Inc.	14,684	445,072

		1,236,815

Building Products — 0.6%
Gibraltar Industries, Inc.*	72,010	727,301
Simpson Manufacturing Co., Inc.	15,860	389,363

		1,116,664

Capital Markets — 3.0%
Affiliated Managers Group, Inc.*(a)	14,030	852,603
Artio Global Investors, Inc.	85,710	1,349,075
Cohen & Steers, Inc.	6,184	128,256
Duff & Phelps Corp. (Class A Stock)	34,880	440,534
FBR Capital Markets Corp.*	145,190	483,483
HFF, Inc. (Class A Stock)*(a)	105,050	742,704
MF Global Holdings Ltd.*(a)	47,030	268,541
Raymond James Financial, Inc.	29,440	726,874
Stifel Financial Corp.*	5,000	216,950
Teton Advisors, Inc. (Class A Stock)*	313	2,895
Thomas Weisel Partners Group, Inc.*	95,010	559,609

		5,771,524

Chemicals — 2.6%
Ferro Corp.*	106,950	788,221
Fuller (H.B.) Co.	43,020	816,950
Koppers Holdings, Inc.	22,810	512,769

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Minerals Technologies, Inc.	20,703	$984,221
PolyOne Corp.*	143,463	1,207,958
Rockwood Holdings, Inc.*	8,590	194,907
Solutia, Inc.*	37,960	497,276

		5,002,302

Clothing & Apparel — 0.5%
G-III Apparel Group Ltd.*	20,050	458,944
Iconix Brand Group, Inc.*	31,550	453,374

		912,318

Commercial Banks — 6.9%
Bancorp, Inc. (The)*	189,249	1,481,820
City National Corp.(a)	9,310	476,951
CoBiz Financial, Inc.	27,023	178,082
Cullen / Frost Bankers, Inc.	15,610	802,354
First Midwest Bancorp, Inc.	38,370	466,579
First Security Group, Inc.	162,954	312,872
FNB Corp.	39,946	320,766
Heritage Financial Corp.*	10,460	156,586
IBERIABANK Corp.	33,394	1,719,123
KeyCorp	124,000	953,560
Sandy Spring Bancorp, Inc.(a)	13,120	183,811
Signature Bank*	75,668	2,876,141
Simmons First National Corp. (Class A Stock)	8,040	211,130
SVB Financial Group*	18,130	747,500
Tompkins Financial Corp.(a)	8,579	323,857
Umpqua Holdings Corp.	66,210	760,091
Webster Financial Corp.	20,250	363,285
Wintrust Financial Corp.(a)	33,350	1,111,889

		13,446,397

Commercial Services — 0.8%
Convergys Corp.*(a)	42,860	420,457
Monro Muffler Brake, Inc.	10,339	408,701
On Assignment, Inc.*	36,305	182,614
Team Health Holdings, Inc.*(a)	38,500	497,420

		1,509,192

Commercial Services & Supplies — 0.6%
EnergySolutions, Inc.	78,398	399,046
PHH Corp.*	9,350	178,024
United Stationers, Inc.*	12,310	670,526

		1,247,596

Communication Equipment — 1.2%
Bel Fuse, Inc. (Class B Stock)	11,170	184,417
Black Box Corp.	17,050	475,524
Digi International, Inc.*	47,280	391,006
Plantronics, Inc.	46,180	1,320,748

		2,371,695

Computer Hardware — 0.6%
Electronics for Imaging, Inc.*	70,640	688,740
MTS Systems Corp.	16,788	486,852

		1,175,592

Computer Services & Software — 1.1%
Avid Technology, Inc.*	41,852	532,776

SEE NOTES TO FINANCIAL STATEMENTS.

A19

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Computer Services & Software (continued)
Mentor Graphics Corp.*	68,650	$607,553
Monotype Imaging Holdings, Inc.*	28,243	254,469
NetScout Systems, Inc.*(a)	33,510	476,512
Parametric Technology Corp.*	18,483	289,629

		2,160,939

Computers & Peripherals — 0.1%
Rimage Corp.*	17,490	276,867

Construction & Engineering — 1.3%
EMCOR Group, Inc.*(a)	31,670	733,794
Granite Construction, Inc.	6,030	142,187
Meritage Homes Corp.*	27,440	446,723
Michael Baker Corp.*	7,450	260,005
Ryland Group, Inc.	12,464	197,181
Tutor Perini Corp.*	43,580	718,198

		2,498,088

Consumer Finance — 0.2%
First Cash Financial Services, Inc.*	14,573	317,691

Consumer Products & Services — 0.2%
Central Garden & Pet Co.*	28,620	272,176
Elizabeth Arden, Inc.*	14,603	212,036

		484,212

Containers & Packaging — 0.3%
AptarGroup, Inc.	13,850	523,807

Distribution/Wholesale — 0.6%
Watsco, Inc.(a)	19,111	1,106,909

Diversified Consumer Services — 0.6%
Sotheby’s(a)	13,080	299,140
Steiner Leisure Ltd. (Bahamas)*	24,240	931,785

		1,230,925

Diversified Financial Services — 0.4%
Boston Private Financial Holdings, Inc.(a)	32,910	211,611
E*Trade Financial Corp.*	23,558	278,456
KBW, Inc.*	13,717	294,092

		784,159

Electric Utilities — 1.0%
Great Plains Energy, Inc.	9,570	162,881
MGE Energy, Inc.	15,088	543,772
MYR Group, Inc.*	14,500	242,005
NorthWestern Corp.	7,460	195,452
NV Energy, Inc.(a)	63,300	747,573

		1,891,683

Electrical Equipment — 1.5%
EnerSys*	31,220	667,171
GrafTech International Ltd.*	27,440	401,173
Regal-Beloit Corp.(a)	33,370	1,861,379

		2,929,723

Electronic Components & Equipment — 0.8%
AVX Corp.	35,160	450,751
Empire District Electric Co. (The)	5,981	112,263
Park Electrochemical Corp.	17,640	430,593

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Components & Equipment (continued)
Watts Water Technologies, Inc. (Class A Stock)	21,400	$613,324

		1,606,931

Electronic Equipment & Instruments — 0.1%
Littelfuse, Inc.*	9,230	291,760

Electronics — 0.2%
Checkpoint Systems, Inc.*	23,110	401,190

Energy Equipment & Services — 2.7%
Atlas Energy, Inc.*(a)	39,320	1,064,392
Gulf Island Fabrication, Inc.	29,490	457,685
ION Geophysical Corp.*	68,650	238,902
Key Energy Services, Inc.*(a)	74,120	680,422
Matrix Service Co.*	69,050	642,855
National Oilwell Varco, Inc.	10,500	347,235
Superior Well Services, Inc.*(a)	66,800	1,116,896
T-3 Energy Services, Inc.*	23,360	651,744

		5,200,131

Entertainment & Leisure — 0.7%
Gaylord Entertainment Co.*(a)	30,250	668,223
Polaris Industries, Inc.(a)	4,550	248,521
WMS Industries, Inc.*	11,460	449,805

		1,366,549

Environmental Services — 0.4%
Waste Connections, Inc.*	20,046	699,405

Exchange Traded Funds — 0.9%
iShares Nasdaq Biotechnology Index Fund*(a)	13,060	1,013,064
iShares Russell 2000 Value Index Fund	13,685	780,593

		1,793,657

Financial - Bank & Trust — 3.5%
Bank of the Ozarks, Inc.	20,724	735,080
Capital City Bank Group, Inc.	3,840	47,539
CVB Financial Corp.	20,190	191,805
First Financial Bankshares, Inc.(a)	18,762	902,265
FirstMerit Corp.	34,436	589,889
Glacier Bancorp, Inc.	70,279	1,030,993
NewAlliance Bancshares, Inc.	32,928	369,123
Northwest Bancshares, Inc.	22,870	262,319
PacWest Bancorp(a)	8,069	147,743
Prosperity Bancshares, Inc.	25,608	889,878
Retail Opportunity Investments Corp.	50,870	490,896
SCBT Financial Corp.(a)	15,829	557,497
Southcoast Financial Corp.*	13,375	34,775
Summit State Bank	8,712	55,495
Texas Capital Bancshares, Inc.*	18,772	307,861
United Community Banks, Inc.*	16,578	65,483
WSFS Financial Corp.	4,829	173,506

		6,852,147

Financial Services — 2.7%
Apollo Investment Corp.	43,382	404,754
Ares Capital Corp.	35,867	449,414
Berkshire Hills Bancorp, Inc.	4,261	83,004
BGC Partners, Inc. (Class A Stock)	29,666	151,593

SEE NOTES TO FINANCIAL STATEMENTS.

A20

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Financial Services (continued)
Brookline Bancorp, Inc.	43,530	$386,546
Cypress Sharpridge Investments, Inc.(a)	72,267	914,900
Home BancShares, Inc.	16,023	365,485
Knight Capital Group, Inc. (Class A Stock)*	30,022	414,003
MB Financial, Inc.	25,760	473,727
Ocwen Financial Corp.*(a)	31,580	321,800
PennantPark Investment Corp.	35,487	338,901
Piper Jaffray Cos.*(a)	12,790	412,094
PrivateBancorp, Inc.	14,270	158,112
RSC Holdings, Inc.*	74,683	460,794

		5,335,127

Food & Beverage — 0.1%
DineEquity, Inc.*(a)	8,820	246,254

Food & Staples Retailing — 0.7%
Casey’s General Stores, Inc.	22,855	797,639
Weis Markets, Inc.	14,380	473,246

		1,270,885

Food Products — 0.2%
Smithfield Foods, Inc.*(a)	22,360	333,164

Foods — 0.8%
Hain Celestial Group, Inc. (The)*(a)	26,480	534,102
Lance, Inc.	20,921	344,987
TreeHouse Foods, Inc.*(a)	13,330	608,648

		1,487,737

Gas Utilities — 0.7%
Laclede Group, Inc. (The)	11,800	390,934
New Jersey Resources Corp.	10,200	359,040
Northwest Natural Gas Co.	12,480	543,754

		1,293,728

Healthcare Equipment & Supplies — 0.4%
National Dentex Corp.*	49,590	835,592

Healthcare Products — 0.7%
American Medical Systems Holdings, Inc.*(a)	36,272	802,337
West Pharmaceutical Services, Inc.	12,650	461,598

		1,263,935

Healthcare Providers & Services — 1.6%
Cross Country Healthcare, Inc.*	27,670	248,753
LifePoint Hospitals, Inc.*(a)	22,460	705,244
Lincare Holdings, Inc.*(a)	35,163	1,143,149
RehabCare Group, Inc.*	42,360	922,601

		3,019,747

Healthcare Services — 0.9%
Amedisys, Inc.*(a)	26,151	1,149,859
Hill-Rom Holdings, Inc.(a)	13,836	421,030
LHC Group, Inc.*	6,580	182,595

		1,753,484

Healthcare Technology — 0.1%
MedQuist, Inc.	16,370	129,487

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure — 1.2%
Ameristar Casinos, Inc.	25,940	$390,656
Brinker International, Inc.	34,580	500,027
California Pizza Kitchen, Inc.*	29,800	451,470
CKE Restaurants, Inc.	45,940	575,628
Morgans Hotel Group Co.*	18,810	115,870
P.F. Chang’s China Bistro, Inc.	8,630	342,180

		2,375,831

Household Products — 0.3%
Central Garden & Pet Co. (Class A Stock)*	65,960	591,661

Insurance — 6.3%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	35,720	1,620,973
Alterra Capital Holdings Ltd. (Bermuda)	36,153	678,953
American Equity Investment Life Holding Co.	109,596	1,131,031
Arch Capital Group Ltd. (Bermuda)*	9,820	731,590
Aspen Insurance Holdings Ltd. (Bermuda)	14,114	349,180
CNA Surety Corp.*	45,612	732,985
Donegal Group, Inc. (Class A Stock)	16,173	198,766
EMC Insurance Group, Inc.	21,200	464,916
Enstar Group Ltd. (Bermuda)*	690	45,844
Fidelity National Financial, Inc. (Class A Stock)	16,520	214,595
Meadowbrook Insurance Group, Inc.	289,287	2,496,547
MGIC Investment Corp.*(a)	68,890	474,652
PMI Group, Inc. (The)*	80,610	232,963
ProAssurance Corp.*	16,425	932,283
RLI Corp.	11,178	586,957
Symetra Financial Corp.	42,750	513,000
Tower Group, Inc.	39,161	843,136

		12,248,371

Internet & Catalog Retail — 0.4%
HSN, Inc.*	32,700	784,800

Investment Companies — 0.3%
Golub Capital BDC, Inc.	15,590	224,808
Solar Capital Ltd.	13,660	263,091

		487,899

Leisure Equipment & Products — 0.5%
Callaway Golf Co.(a)	156,825	947,223

Life Science Tools & Services — 0.1%
Enzo Biochem, Inc.*	33,770	137,444

Machinery — 4.6%
AGCO Corp.*(a)	27,640	745,451
Albany International Corp. (Class A Stock)	40,690	658,771
Altra Holdings, Inc.*	109,320	1,423,346
Kaydon Corp.	20,780	682,831
Mueller Industries, Inc.	38,525	947,715
Mueller Water Products, Inc. (Class A Stock)	264,260	980,405
RBC Bearings, Inc.*	34,610	1,003,344
Snap-on, Inc.	22,110	904,520

SEE NOTES TO FINANCIAL STATEMENTS.

A21

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
WABCO Holdings, Inc.*	21,890	$689,097
Wabtec Corp.	22,760	907,896

		8,943,376

Machinery & Equipment — 1.4%
Actuant Corp. (Class A Stock)(a)	44,518	838,274
Applied Industrial Technologies, Inc.	19,052	482,397
Graco, Inc.	14,650	412,983
Robbins & Myers, Inc.	23,340	507,412
Tennant Co.	16,154	546,328

		2,787,394

Manufacturing — 0.4%
AZZ, Inc.	7,620	280,187
Carlisle Cos., Inc.	13,200	476,916

		757,103

Marine — 0.7%
Diana Shipping, Inc. (Greece)*	33,810	380,701
Kirby Corp.*(a)	24,280	928,710

		1,309,411

Media
E.W. Scripps Co. (Class A Stock)*	6,670	49,558

Medical Supplies & Equipment
Cardiac Science Corp.*	85,936	84,217

Metals & Mining — 2.9%
Carpenter Technology Corp.	24,570	806,633
Cliffs Natural Resources, Inc.	5,820	274,471
Commercial Metals Co.	71,733	948,310
Haynes International, Inc.	33,026	1,018,192
Horsehead Holding Corp.*	35,200	266,112
Kaiser Aluminum Corp.	29,394	1,019,090
Olympic Steel, Inc.	30,127	692,017
RTI International Metals, Inc.*	17,250	415,898
Schnitzer Steel Industries, Inc. (Class A Stock)	4,340	170,128

		5,610,851

Multi-Utilities — 0.2%
CMS Energy Corp.	32,680	478,762

Oil, Gas & Consumable Fuels — 3.9%
Bill Barrett Corp.*	29,590	910,484
Brigham Exploration Co.*	35,146	540,545
Carrizo Oil & Gas, Inc.*	26,890	417,602
Denbury Resources, Inc.*(a)	32,000	468,480
Golar LNG Ltd. (Bermuda)	25,940	256,028
Natural Gas Services Group, Inc.*	30,920	467,820
Petroquest Energy, Inc.*	38,160	257,962
Resolute Energy Corp.*(a)	66,920	819,101
Rex Energy Corp.*	91,851	927,695
Rosetta Resources, Inc.*	49,960	989,707
SM Energy Co.	13,700	550,192
South Jersey Industries, Inc.	5,790	248,738
Southwest Gas Corp.	26,410	779,095

		7,633,449

Paper & Forest Products — 0.4%
Cellu Tissue Holdings, Inc.*(a)	25,910	201,321

COMMON STOCKS (continued)	Shares	Value (Note 2)
Paper & Forest Products (continued)
Louisiana-Pacific Corp.*(a)	95,370	$638,025

		839,346

Pharmaceuticals — 0.2%
Herbalife Ltd. (Cayman Islands)	7,020	323,271

Professional Services — 0.7%
CDI Corp.	450	6,989
Hudson Highland Group, Inc.*	48,890	215,116
Korn/Ferry International*	13,440	186,816
Towers Watson & Co. (Class A Stock)	10,970	426,184
TrueBlue, Inc.*	48,870	546,855

		1,381,960

Real Estate Investment Trusts — 9.3%
Acadia Realty Trust	37,532	631,288
American Campus Communities, Inc.	54,061	1,475,325
BioMed Realty Trust, Inc.(a)	131,855	2,121,547
Capstead Mortgage Corp.	29,390	325,053
Cogdell Spencer, Inc.	122,040	824,991
Corporate Office Properties Trust(a)	12,470	470,867
Cousins Properties, Inc.(a)	61,584	415,076
Developers Diversified Realty Corp.(a)	29,650	293,535
DuPont Fabros Technology, Inc.	13,750	337,700
EastGroup Properties, Inc.	12,300	437,634
Education Realty Trust, Inc.	52,580	317,057
Entertainment Properties Trust(a)	29,729	1,131,783
Hatteras Financial Corp.	16,670	463,759
Hersha Hospitality Trust	92,360	417,467
LaSalle Hotel Properties	32,420	666,880
Medical Properties Trust, Inc.	69,250	653,720
MFA Financial, Inc.	185,960	1,376,104
Mid-America Apartment Communities, Inc.	15,720	809,109
National Retail Properties, Inc.(a)	55,118	1,181,730
Omega Healthcare Investors, Inc.	54,013	1,076,479
Parkway Properties, Inc.	54,508	794,182
Pebblebrook Hotel Trust*	28,740	541,749
PS Business Parks, Inc.	12,590	702,270
Saul Centers, Inc.	5,130	208,432
Senior Housing Properties Trust	9,420	189,436
Washington Real Estate Investment Trust	6,390	176,300

		18,039,473

Real Estate Management & Development — 1.0%
CB Richard Ellis Group, Inc. (Class A Stock)*	43,440	591,218
Jones Lang LaSalle, Inc.(a)	19,340	1,269,478

		1,860,696

Retail & Merchandising — 1.9%
Aaron’s, Inc.	19,424	331,568
Big Lots, Inc.*	9,215	295,709
EZCORP, Inc. (Class A Stock)*	12,040	223,342
Finish Line, Inc. (The) (Class A Stock)	42,898	597,569
Hibbett Sports, Inc.*	8,030	192,399
Jo-Ann Stores, Inc.*	21,020	788,460
Pantry, Inc. (The)*	17,070	240,858
Rue21, Inc.*(a)	7,270	220,572

SEE NOTES TO FINANCIAL STATEMENTS.

A22

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Retail & Merchandising (continued)
Talbots, Inc.*(a)	47,050	$485,085
World Fuel Services Corp.(a)	11,640	301,942

		3,677,504

Road & Rail — 1.6%
Con-Way, Inc.	15,240	457,505
Genesee & Wyoming, Inc. (Class A Stock)*	27,480	1,025,279
J.B. Hunt Transport Services, Inc.	20,610	673,329
Landstar System, Inc.	12,710	495,563
Old Dominion Freight Line, Inc.*	15,610	548,535

		3,200,211

Semiconductors & Semiconductor Equipment — 2.3%
ATMI, Inc.*(a)	17,647	258,352
Entegris, Inc.*	99,610	395,452
Exar Corp.*	97,730	677,269
Fairchild Semiconductor International, Inc.*(a)	53,707	451,676
Micrel, Inc.(a)	28,020	285,244
MKS Instruments, Inc.*	30,999	580,301
ON Semiconductor Corp.*	52,840	337,119
Semtech Corp.*(a)	34,616	566,664
Varian Semiconductor Equipment Associates, Inc.*	16,600	475,756
Verigy Ltd. (Singapore)*	44,650	388,008

		4,415,841

Software — 2.0%
Citrix Systems, Inc.*(a)	31,720	1,339,535
EPIQ Systems, Inc.*	23,090	298,554
Lawson Software, Inc.*	198,670	1,450,291
McAfee, Inc.*	23,400	718,848

		3,807,228

Specialty Retail — 1.7%
Cato Corp. (The) (Class A Stock)	52,020	1,145,480
Children’s Place Retail Stores, Inc. (The)*	24,453	1,076,421
Jos. A. Bank Clothiers, Inc.*(a)	13,150	709,969
MarineMax, Inc.*	59,730	414,526

		3,346,396

Telecommunications — 1.8%
ADC Telecommunications, Inc.*(a)	86,562	641,424
Anixter International, Inc.*	20,260	863,076
Knology, Inc.*(a)	39,332	429,899
Polycom, Inc.*	15,449	460,226
Premiere Global Services, Inc.*	75,970	481,650
SYNNEX Corp.*	21,250	544,425

		3,420,700

Textiles, Apparel & Luxury Goods — 2.2%
Fossil, Inc.*	52,168	1,810,230
G & K Services, Inc. (Class A Stock)	22,852	471,894
Hanesbrands, Inc.*	45,800	1,101,948
Timberland Co. (The) (Class A Stock)*	51,160	826,234

		4,210,306

COMMON STOCKS (continued)	Shares	Value (Note 2)
Thrifts & Mortgage Finance — 0.5%
First Financial Holdings, Inc.	15,240	$174,498
Flushing Financial Corp.	4,740	57,970
People’s United Financial, Inc.	30,100	406,350
Westfield Financial, Inc.	44,060	367,020

		1,005,838

Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc.*	28,106	506,470

Transportation — 0.5%
Aegean Marine Petroleum Network, Inc. (Marshall Island)(a)	45,986	918,800
Scorpio Tankers, Inc.*	9,120	104,424

		1,023,224

Utilities — 2.0%
CH Energy Group, Inc.	1,490	58,468
Cleco Corp.	37,374	987,047
El Paso Electric Co.*	92,148	1,783,064
UniSource Energy Corp.	9,930	299,687
Westar Energy, Inc.(a)	32,602	704,529

		3,832,795

TOTAL LONG-TERM INVESTMENTS (cost $180,275,835)		192,464,631

SHORT-TERM INVESTMENT — 22.5%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $43,724,947; includes $40,830,324 of cash collateral for securities on loan)(b)(w) (Note 4)	43,724,947	43,724,947

TOTAL INVESTMENTS — 121.7% (cost $224,000,782)		236,189,578
LIABILITIES IN EXCESS OF OTHER ASSETS — (21.7)%		(42,162,506)

NET ASSETS — 100.0%		$194,027,072

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $39,267,617; cash collateral of $40,830,324 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$192,464,631	$—	$—
Affiliated Money Market Mutual Fund	43,724,947	—	—

Total	$236,189,578	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Portfolio did not have any transfers in and transfers out level 2 fair value hierarchy during the reporting period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (21.0% represents investments purchased with collateral from securities on loan)	22.5%
Real Estate Investment Trusts	9.3
Commercial Banks	6.9
Insurance	6.3
Machinery	4.6
Oil, Gas & Consumable Fuels	3.9
Financial – Bank & Trust	3.5
Capital Markets	3.0
Metals & Mining	2.9
Financial Services	2.7
Energy Equipment & Services	2.7
Chemicals	2.6
Semiconductors & Semiconductor Equipment	2.3
Textiles, Apparel & Luxury Goods	2.2
Utilities	2.0
Software	2.0
Retail & Merchandising	1.9
Telecommunications	1.8
Specialty Retail	1.7
Road & Rail	1.6
Healthcare Providers & Services	1.6
Electrical Equipment	1.5
Banks	1.5
Machinery & Equipment	1.4
Construction & Engineering	1.3
Hotels, Restaurants & Leisure	1.2
Communication Equipment	1.2

Auto Components	1.2%
Computer Services & Software	1.1
Aerospace & Defense	1.0
Electric Utilities	1.0
Real Estate Management & Development	1.0
Exchange Traded Funds	0.9
Healthcare Services	0.9
Airlines	0.8
Electronic Components & Equipment	0.8
Commercial Services	0.8
Foods	0.8
Professional Services	0.7
Entertainment & Leisure	0.7
Marine	0.7
Gas Utilities	0.7
Food & Staples Retailing	0.7
Healthcare Products	0.7
Commercial Services & Supplies	0.6
Building Materials	0.6
Diversified Consumer Services	0.6
Computer Hardware	0.6
Building Products	0.6
Distribution/Wholesale	0.6
Transportation	0.5
Thrifts & Mortgage Finance	0.5
Leisure Equipment & Products	0.5
Clothing & Apparel	0.5
Paper & Forest Products	0.4
Healthcare Equipment & Supplies	0.4
Internet & Catalog Retail	0.4
Diversified Financial Services	0.4
Manufacturing	0.4
Environmental Services	0.4
Household Products	0.3
Containers & Packaging	0.3
Trading Companies & Distributors	0.3
Investment Companies	0.3
Consumer Products & Services	0.2
Multi-Utilities	0.2
Automotive Parts	0.2
Electronics	0.2
Food Products	0.2
Pharmaceuticals	0.2
Consumer Finance	0.2
Electronic Equipment & Instruments	0.1
Computers & Peripherals	0.1
Food & Beverage	0.1
Life Science Tools & Services	0.1
Healthcare Technology	0.1

121.7
Liabilities in excess of other assets	(21.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A24

SP SMALL CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS
Investments at value, including securities on loan of $39,267,617:
Unaffiliated investments (cost $180,275,835)	$192,464,631
Affiliated investments (cost $43,724,947)	43,724,947
Cash	71,973
Receivable for investments sold	327,380
Dividends receivable	288,694
Receivable for Series shares sold	53,044
Prepaid expenses	2,814

Total Assets	236,933,483

LIABILITIES
Collateral for securities on loan	40,830,324
Payable for investments purchased	1,711,075
Management fee payable	152,624
Payable for Series shares repurchased	109,512
Accrued expenses and other liabilities	100,359
Deferred trustees’ fees	1,640
Affiliated transfer agent fees payable	877

Total Liabilities	42,906,411

NET ASSETS	$194,027,072

Net assets were comprised of:
Paid-in capital	$231,755,796
Retained earnings	(37,728,724)

Net assets, June 30, 2010	$194,027,072

Net asset value and redemption price per share, $194,027,072 / 20,315,281 outstanding shares of beneficial interest	$9.55

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income	$1,252,896
Affiliated income from securities lending, net	113,035
Affiliated dividend income	3,565

1,369,496

EXPENSES
Management fee	954,340
Custodian’s fees and expenses	59,000
Shareholders’ reports	17,000
Audit fee	10,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Miscellaneous	5,713

Total expenses	1,063,053

NET INVESTMENT INCOME	306,443

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	6,140,166
Net change in unrealized appreciation (depreciation) on investments	(9,573,611)

NET LOSS ON INVESTMENTS	(3,433,445)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,127,002)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$306,443	$1,373,195
Net realized gain (loss) on investment transactions	6,140,166	(33,228,182)
Net change in unrealized appreciation (depreciation) on investments	(9,573,611)	85,129,259

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,127,002)	53,274,272

DISTRIBUTIONS	(1,372,937)	(3,031,501)

SERIES SHARE TRANSACTIONS:
Series shares sold [622,960 and 1,174,838 shares, respectively]	6,470,359	9,089,265
Series shares issued in reinvestment of distributions [134,866 and 384,221 shares, respectively]	1,372,937	3,031,501
Series shares repurchased [1,687,989 and 6,912,276 shares, respectively]	(17,341,685)	(56,495,635)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(9,498,389)	(44,374,869)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,998,328)	5,867,902
NET ASSETS:
Beginning of period	208,025,400	202,157,498

End of period	$194,027,072	$208,025,400

SEE NOTES TO FINANCIAL STATEMENTS.

A25

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of nineteen Portfolios (“Portfolio” or “Portfolios”), each with a separate series shares. The information presented in these financial statements pertains to five Portfolios which are listed below along with each Portfolio’s investment objective.

SP Growth Asset Allocation Portfolio:    Provide long-term growth of capital with consideration also given to current income by investing in large-cap equity portfolios, fixed income portfolios, international equity portfolios and small/mid-cap equity portfolios. The Portfolio will achieve this by investing in certain other Series Fund Portfolios and Advanced Series Trust Portfolios.

SP International Growth Portfolio:    Long-term growth of capital by investing primarily in equity-related securities of foreign issuers.

SP International Value Portfolio:    Long-term capital appreciation by investing primarily in the stocks and other equity securities of companies in developed countries outside the United States.

SP Prudential U.S. Emerging Growth Portfolio:    Long-term capital appreciation by investing primarily in equity securities of small and medium-sized U.S. companies that the Portfolio manager believes have the potential for above-average growth.

SP Small Cap Value Portfolio:    Long-term growth of capital by investing primarily in common stocks of companies with small to medium market capitalization.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent

B1

pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities that are held in the Portfolios which mature in more than 60 days are valued at fair value and those short-term securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

Each Portfolio may hold up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the year. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios of the Series

B2

Fund entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Warrants and Rights:    Certain Portfolios of the Series Fund may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

B3

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Portfolios’ distributions are generally made on an annual basis. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Jennison Associates LLC (“Jennison”), Goldman Sachs Asset Management, L.P. (“GSAM”), LSV Asset Management (“LSV”), Marsico (“Marsico”), Quantitative Management Associates LLC (“QMA”), William Blair & Company LLC (“William Blair”), Thornburg Investment Management (“Thornburg”), and ClearBridge Advisors LLC (“ClearBridge”) (collectively, the “Subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisers, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, using the value of each of the Portfolio’s average daily net assets, at the respective annual rate specified below.

Portfolio	Management Fee	Effective Management Fee
SP Growth Asset Allocation Portfolio	0.05%	0.05%
SP International Growth Portfolio	0.85	0.85
SP International Value Portfolio	0.90	0.90
SP Prudential U.S. Emerging Growth Portfolio	0.60	0.60
SP Small Cap Value Portfolio	0.90	0.90

At June 30, 2010 the Subadvisers that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadviser is listed, each Subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
SP Growth Asset Allocation Portfolio	QMA
SP International Growth Portfolio	William Blair, Marsico
SP International Value Portfolio	LSV, Thornburg
SP Prudential U.S. Emerging Growth Portfolio	Jennison
SP Small Cap Value Portfolio	GSAM, ClearBridge

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

B4

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s security lending agent. For the six months ended June 30, 2010, PIM was compensated as follows for these services by the Portfolios:

PIM
SP International Growth Portfolio	$2,806
SP Prudential U.S. Emerging Growth Portfolio	6,444
SP Small Cap Value Portfolio	42,419

Certain Portfolios invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2. The Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2010 were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
SP International Growth Portfolio	$144,106,287	$152,395,239
SP International Value Portfolio	21,882,867	19,959,008
SP Prudential U.S. Emerging Growth Portfolio	101,918,439	109,674,813
SP Small Cap Value Portfolio	45,762,745	53,511,195

A summary detailing cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2010 is presented in the table below for the SP Growth Asset Allocation Portfolio:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
AST Global Real Estate Portfolio	$7,602,981	$442,580	$210,000	$142,580	$7,324,660
AST Large-Cap Value Portfolio	221,145,705	22,842,854	17,530,000	2,412,854	208,838,262
AST Marsico Capital Growth Portfolio	124,461,509	4,519,486	16,115,000	819,486	103,453,978
AST PIMCO Total Return Bond Portfolio	108,585,318	8,649,774	31,740,000	3,059,774	87,537,379
AST Small-Cap Growth Portfolio	21,400,344	1,044,927	4,775,000	44,927	17,823,504
AST Western Asset Core Plus Bond Portfolio	27,039,775	16,840,697	7,350,000	860,698	37,620,969
PSF High Yield Bond Portfolio	2,672,652	6,048,604	760,000	348,604	7,864,690
PSF Jennison Portfolio (Class I)	126,022,371	4,255,767	14,520,000	495,767	102,864,866
PSF Money Market Portfolio	64,510	12	—	12	64,522
PSF Natural Resources Portfolio (Class I)	7,302,512	684,091	310,000	34,091	6,864,042
PSF SP International Growth Portfolio (Class I)	61,129,215	3,983,358	3,930,000	933,358	53,918,809
PSF SP International Value Portfolio	60,375,765	3,807,070	2,600,000	1,307,070	53,974,376
PSF SP Small Cap Value Portfolio	21,625,900	1,886,676	3,655,000	136,676	19,436,733

	$789,428,557	$75,005,896	$103,495,000	$10,595,897	$707,586,790

B5

Note 6:	Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions paid by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006, was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolios’ federal and state income tax returns for tax years for which the applicable statues of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolio. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2010, the SP International Growth and SP Prudential U.S. Emerging Growth Portfolios have Class II shares outstanding.

Transactions in shares of beneficial interest of the SP International Growth and SP Prudential U.S. Emerging Growth Series Funds were as follows:

SP International Growth Portfolio:
Class I	Shares	Amount
Six Months ended June 30, 2010:
Series shares sold	1,195,544	$5,421,488
Series shares issued in reinvestment of distributions	577,091	2,389,158
Series shares repurchased	(2,864,673)	(12,752,602)

Net increase (decrease) in shares outstanding	(1,092,038)	$(4,941,956)

Year ended December 31, 2009:
Series shares sold	7,117,878	$26,400,946
Series shares issued in reinvestment of distributions	1,184,066	4,665,219
Series shares repurchased	(33,262,684)	(138,967,214)

Net increase (decrease) in shares outstanding	(24,960,740)	$(107,901,049)

Class II
Six Months ended June 30, 2010:
Series shares sold	122,396	$561,297
Series shares issued in reinvestment of distributions	29,912	122,040
Series shares repurchased	(340,264)	(1,460,327)

Net increase (decrease) in shares outstanding	(187,956)	$(776,990)

Year ended December 31, 2009:
Series shares sold	236,769	$919,713
Series shares issued in reinvestment of distributions	33,404	129,607
Series shares repurchased	(607,512)	(2,326,105)

Net increase (decrease) in shares outstanding	(337,339)	$(1,276,785)

B6

SP Prudential U.S. Emerging Growth Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2010:
Series shares sold	365,041	$2,449,893
Series shares issued in reinvestment of distributions	119,475	802,872
Series shares issued in merger (Note 10)	12,441,912	87,093,383
Series shares repurchased	(1,922,020)	(12,812,190)

Net increase (decrease) in shares outstanding	11,004,408	$77,533,958

Year ended December 31, 2009:
Series shares sold	1,056,236	$5,684,842
Series shares issued in reinvestment of distributions	170,506	903,679
Series shares repurchased	(3,659,643)	(18,695,363)

Net increase (decrease) in shares outstanding	(2,432,901)	$(12,106,842)

Class II
Six months ended June 30, 2010:
Series shares sold	199	$1,223
Series shares issued in reinvestment of distributions	95	618
Series shares repurchased	(4,851)	(30,417)

Net increase (decrease) in shares outstanding	(4,557)	$(28,576)

Year ended December 31, 2009:
Series shares sold	943	$5,122
Series shares issued in reinvestment of distributions	124	638
Series shares repurchased	(3,558)	(18,498)

Net increase (decrease) in shares outstanding	(2,491)	$(12,738)

Note 8:	Borrowings

The Portfolios, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The expiration date of the SCA is October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The following Portfolios utilized the line of credit during the six months ended June 30, 2010. The average balance outstanding is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rate	Outstanding Borrowings at June 30, 2010
SP International Growth Portfolio	$199,714	7	1.43%	$—
SP International Value Portfolio	100,632	13	1.45	—

Note 9:	Ownership and Affiliates

As of June 30, 2010, all of Class I shares of record of each Portfolio were owned by The Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	Reorganization

On December 7, 2009, The Board of Trustees of the Series Fund approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of the following portfolio for shares of the acquiring portfolio and the assumption of the liabilities of the portfolio. Shareholders approved the Plan at a meeting on March 25, 2010 and the reorganization took place on April 30, 2010.

B7

The purpose of the transaction was to combine two Portfolios with the same Investment Manager and with substantially similar investment objectives, policies and restrictions. The Acquiring Portfolio had a lower contractual investment management fee and annualized operating expense ratio as well as stronger historical investment performance.

The acquisition was accomplished by a tax-free exchange of the following shares on April 30, 2010:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
SP Mid Cap Growth Portfolio	17,418,677	SP Prudential U.S. Emerging Growth Portfolio	12,441,912	$87,093,383

For financial reporting purposes, assets received and shares issued by the SP Prudential U.S. Emerging Growth Portfolio were recorded at fair value; however, the cost basis of the investments received from the SP Mid Cap Growth Portfolio was carried forward to reflect the tax-free status of the acquisition. The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation	Acquiring Portfolio	Net Assets
SP Mid Cap Growth Portfolio	$87,093,383	$20,508,236	SP Prudential U.S. Emerging Growth Portfolio	$150,463,756

Assuming the acquisition had been completed on January 1, 2010, the SP Prudential U.S. Emerging Growth Portfolio’s results of operations for the six months ended June 30, 2010 were as follows:

Net investment income	$162,134	(a)
Net realized and unrealized loss on investments	(2,440,367	)(b)

	$(2,278,233)

(a)	$375,369, as reported in the Statement of Operations, plus $(267,235) Net Investment Loss from SP Mid Cap Growth Portfolio pre-merger, plus $54,000 of pro-forma eliminated expenses.
(b)	$(11,312,133), as reported in the Statement of Operations, plus $8,871,766 Net Realized and Unrealized Gain on Investments from SP Mid Cap Growth Portfolio pre-merger.

Because both the SP Prudential U.S. Emerging Growth Portfolio and SP Mid Cap Growth Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is also not practicable to separate the amounts of revenue and earnings of the SP Mid Cap Growth Portfolio that have been included in SP Prudential U.S. Emerging Growth Portfolio’s Statement of Operations since April 30, 2010.

Note 11:	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 12:	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

B8

Financial Highlights

(Unaudited)

	SP Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.03		$6.60	$11.59	$11.17	$10.23	$9.80

Income (Loss) From Investment Operations:
Net investment income	.10		.16	.16	.18	.16	.19
Net realized and unrealized gain (loss) on investments	(.56)		1.53	(4.01)	.85	1.13	.66

Total from investment operations	(.46)		1.69	(3.85)	1.03	1.29	.85

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(.06)
Distributions from net realized gains	—		—	—	—	—	(.36)
Distributions	(.16)		(.26)	(1.14)	(.61)	(.35)	—

Total dividends and distributions	(.16)		(.26)	(1.14)	(.61)	(.35)	(.42)

Net Asset Value, end of period	$7.41		$8.03	$6.60	$11.59	$11.17	$10.23

Total Return(a)	(5.81)%		26.22%	(36.36)%	9.23%	12.88%	9.24%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$711.1		$792.8	$694.8	$1,252.7	$1,283.9	$1,212.0
Ratios to average net assets(b):
Expenses	.07	%(c)	.07%	.07%	.06%	.05%	.05%
Net investment income	2.21	%(c)	2.15%	1.57%	1.32%	1.50%	2.65%
Portfolio turnover rate	10	%(d)	22%	29%	21%	25%	18%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	SP International Growth Portfolio
	Class I
	Six Months Ended June 30, 2010(c)		Year Ended December 31,
			2009(c)	2008	2007(c)	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.63		$3.45	$8.52	$8.30	$7.55	$6.85

Income (Loss) From Investment Operations:
Net investment income	.04		.05	.10	.10	.05	.04
Net realized and unrealized gain (loss) on investments	(.53)		1.22	(3.74)	1.50	1.45	1.01

Total from investment operations	(.49)		1.27	(3.64)	1.60	1.50	1.05

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(.04)
Distributions from net realized gains	—		—	—	—	—	(.31)
Distributions	(.07)		(.09)	(1.43)	(1.38)	(.75)	—

Total dividends and distributions	(.07)		(.09)	(1.43)	(1.38)	(.75)	(.35)

Net Asset Value, end of period	$4.07		$4.63	$3.45	$8.52	$8.30	$7.55

Total Return(a)	(10.60)%		37.15%	(50.30)%	19.55%	21.05%	16.39%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$138.4		$162.5	$207.5	$500.0	$456.0	$453.6
Ratios to average net assets(b):
Expenses	1.06	%(e)	.99%	.99%	.94%	.97%	.98%
Net investment income	1.60	%(e)	1.18%	1.36%	1.14%	.69%	.64%
Portfolio turnover rate	93	%(d)	89%	101%	81%	111%	99%

	SP International Growth Portfolio
	Class II
	Six Months Ended June 30, 2010(c)		Year Ended December 31,
			2009(c)	2008	2007(c)	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.54		$3.37	$8.36	$8.17	$7.45	$6.77

Income (Loss) From Investment Operations:
Net investment income	.03		.03	.07	.07	.02	.03
Net realized and unrealized gain (loss) on investments	(.52)		1.19	(3.65)	1.47	1.42	.98

Total from investment operations	(.49)		1.22	(3.58)	1.54	1.44	1.01

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(.02)
Distributions from net realized gains	—		—	—	—	—	(.31)
Distributions	(.05)		(.05)	(1.41)	(1.35)	(.72)	—

Total dividends and distributions	(.05)		(.05)	(1.41)	(1.35)	(.72)	(.33)

Net Asset Value, end of period	$4.00		$4.54	$3.37	$8.36	$8.17	$7.45

Total Return(a)	(10.74)%		36.44%	(50.49)%	19.12%	20.42%	15.79%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9.1		$11.1	$9.4	$31.5	$23.8	$23.1
Ratios to average net assets(b):
Expenses	1.46	%(e)	1.39%	1.39%	1.34%	1.37%	1.38%
Net investment income	1.20	%(e)	.70%	1.10%	.70%	.28%	.56%
Portfolio turnover rate	93	%(d)	89%	101%	81%	111%	99%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the period.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	SP International Value Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008(c)	2007	2006	2005(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.35		$4.95	$10.63	$11.40	$9.08	$8.84

Income (Loss) From Investment Operations:
Net investment income	.08		.14	.18	.24	.24	.17
Net realized and unrealized gain (loss) on investments	(.74)		1.43	(4.27)	1.79	2.35	.94

Total from investment operations	(.66)		1.57	(4.09)	2.03	2.59	1.11

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(.04)
Distributions from net realized gains	—		—	—	—	—	(.83)
Distributions	(.14)		(.17)	(1.59)	(2.80)	(.27)	—

Total dividends and distributions	(.14)		(.17)	(1.59)	(2.80)	(.27)	(.87)

Net Asset Value, end of period	$5.55		$6.35	$4.95	$10.63	$11.40	$9.08

Total Return(a)	(10.48)%		32.35%	(44.06)%	18.08%	29.09%	13.77%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$183.3		$203.3	$238.5	$493.6	$487.4	$389.3
Ratios to average net assets(b):
Expenses	1.08	%(e)	1.03%	1.02%	.99%	.99%	1.06%
Net investment income	2.81	%(e)	1.82%	2.32%	1.80%	2.28%	2.08%
Portfolio turnover rate	10	%(d)	67%	34%	46%	113%	18%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the year.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	SP Prudential U.S. Emerging Growth Portfolio
	Class I
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.45		$4.58	$8.41	$7.99	$7.87	$8.07

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(c)	.04	.04	.02	.03	(.02)
Net realized and unrealized gain (loss) on investments	(.14)		1.87	(2.64)	1.31	.71	1.16

Total from investment operations	(.14)		1.91	(2.60)	1.33	.74	1.14

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	— (c)
Distributions from net realized gains	—		—	—	—	—	(1.34)
Distributions	(.02)		(.04)	(1.23)	(.91)	(.62)	—

Total dividends and distributions	(.02)		(.04)	(1.23)	(.91)	(.62)	(1.34)

Net Asset Value, end of period	$6.29		$6.45	$4.58	$8.41	$7.99	$7.87

Total Return(a)	(2.13)%		41.89%	(36.23)%	16.82%	9.59%	17.77%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$208.1		$142.3	$112.3	$205.8	$202.6	$194.8
Ratios to average net assets(b):
Expenses	.68	%(d)	.71%	.68%	.65%	.67%	.80%
Net investment income (loss)	.44	%(d)	.66%	.55%	.24%	.32%	(.28)%
Portfolio turnover rate	58	%(e)	50%	59%	54%	70%	142%

	SP Prudential U.S. Emerging Growth Portfolio
	Class II
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.25		$4.44	$8.17	$7.79	$7.72	$7.96

Income (Loss) From Investment Operations:
Net investment income (loss)	(.01)		.01	.01	(.01)	(.01)	(.05)
Net realized and unrealized gain (loss) on investments	(.13)		1.81	(2.53)	1.27	.70	1.15

Total from investment operations	(.14)		1.82	(2.52)	1.26	.69	1.10

Less Dividends and Distributions:
Distributions from net realized gains	—		—	—	—	—	(1.34)
Distributions	(.02)		(.01)	(1.21)	(.88)	(.62)	—

Total dividends and distributions	(.02)		(.01)	(1.21)	(.88)	(.62)	(1.34)

Net Asset Value, end of period	$6.09		$6.25	$4.44	$8.17	$7.79	$7.72

Total Return(a):	(2.33)%		41.14%	(36.24)%	16.34%	9.10%	17.47%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.2		$0.3	$0.2	$0.4	$0.3	$0.3
Ratios to average net assets(b):
Expenses	1.08	%(d)	1.11%	1.08%	1.05%	1.07%	1.20%
Net investment income (loss)	—	%(d)(f)	.25%	.15%	(.16)%	(.04)%	(.70)%
Portfolio turnover rate	58	%(e)	50%	59%	54%	70%	142%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Less than $0.005 per share.

(d)	Annualized.

(e)	Not annualized.

(f)	Less than (0.005)%.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	SP Small Cap Value Portfolio
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.79		$7.60	$12.22	$13.68	$14.27	$15.51

Income (Loss) From Investment Operations:
Net investment income	.02		.07	.12	.13	.10	.07
Net realized and unrealized gain (loss) on investments	(.19)		2.24	(3.47)	(.64)	1.78	.52

Total from investment operations	(.17)		2.31	(3.35)	(.51)	1.88	.59

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(.08)
Distributions from net realized gains	—		—	—	—	—	(1.75)
Distributions	(.07)		(.12)	(1.27)	(.95)	(2.47)	—

Total dividends and distributions	(.07)		(.12)	(1.27)	(.95)	(2.47)	(1.83)

Net Asset Value, end of period	$9.55		$9.79	$7.60	$12.22	$13.68	$14.27

Total Return(a)	(1.80)%		30.80%	(30.50)%	(3.63)%	14.60%	4.61%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$194.0		$208.0	$202.2	$309.4	$369.0	$350.7
Ratios to average net assets(b):
Expenses	1.00	%(d)	1.00%	.98%	.96%	.96%	.97%
Net investment income	.29	%(d)	.70%	1.17%	.81%	.71%	.49%
Portfolio turnover rate	22	%(c)	52%	56%	45%	55%	119%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

The Prudential Series Fund

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) consists of seven individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Governance Committee, and the Compliance Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). As further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 23-24, 2010 and approved the renewal of the agreements through July 31, 2011, after concluding that renewal of the agreements was in the best interest of the Trust, each Portfolio and its shareholders.

In advance of the meetings, the Trustees requested and received materials relating to the agreements, and the Trustees had the opportunity to ask questions and request further information in connection with their consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided by PI and each subadviser, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the June 23-24, 2010 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust (except that the Trust pays the fees of any non-independent Trustee who is treated as a non-management Trustee). The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”) each of which serve as subadvisers to the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios generally does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios do not have breakpoints is acceptable at this time.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2009.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2009. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

SP International Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Fourth Quartile	Fourth Quartile	-----------
Actual Management Fees: Second Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for the one-year period, though it underperformed its benchmark index over the three- and five-year periods.

•

The Board noted that PI’s explanation that the Portfolio’s underperformance was largely attributable to performance during 2008 and 2006, when the growth investment style utilized by one of the Portfolio’s subadvisers, William Blair, was out of favor, whereas the Portfolio outperformed its benchmark index and the median peer during 2005 and 2007.

•	The Board noted that the Portfolio’s performance had shown recent improvement, with the Portfolio ranking in the second quartile and outperforming its benchmark index over the one-year period.

•	The Board concluded that it was reasonable to renew the agreements and to continue to evaluate the Portfolio’s performance.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

SP International Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	First Quartile	-----------
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

SP Prudential U.S. Emerging Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	First Quartile	First Quartile	-----------
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive long-term performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

SP Small Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	Third Quartile	-----------
Actual Management Fees: Fourth Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

Although the Portfolio ranked in the third quartile over the five-year period, the Board noted that the Portfolio’s one-year and three-year performance showed improvement, with the Portfolio ranking in the second quartile over the one- and three-year periods.

•	The Board concluded that, in light of the Portfolio’s recent improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

SP Growth Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Fourth Quartile	Fourth Quartile	-----------
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three- and five-year periods.

•

The Board noted PI’s explanation that the Portfolio’s three- and five-year underperformance was primarily attributable to the market turmoil and other extraordinary market conditions which occurred during 2008, which directly impacted the underlying funds in which the Portfolio invests, and had the effect of dragging down performance over longer periods. The Board further noted the Portfolio’s recent improved performance, observing that the Portfolio was in the second quartile for the one-year period and during the first quarter of 2010.

•	The Board concluded that, in light of the Portfolio’s recent improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Life insurance and annuity contracts contain exclusions, limitations, reductions of benefits and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

PRST STD POSTAGES & FEES PAID VON HOFFMANN CORPORATION

The 2009 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call 888-778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling 877-778-5008, you can revoke or “opt out” of householding at any time.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0158080-00002-00    PSF-SAR-B

SEMIANNUAL REPORT	JUNE 30, 2010

The Prudential Series Fund

■	Jennison 20/20 Focus Portfolio

0158086-00002-00

This report is only authorized for distribution when preceded or accompanied by a current prospectus. Investors should carefully consider the contract and the underlying portfolios’ investment objectives, risks, and charges and expenses before investing. The contract prospectus and the underlying portfolio prospectuses contain information on the investment objectives, risks, and charges and expenses, as well as other important information. Read them carefully before investing or sending money.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

Life insurance policies and annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102- 3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

The Prudential Series Fund Class II Portfolios are available through life insurance contracts issued by various insurance companies other than The Prudential Insurance Company of America and its affiliates and distributed by Prudential Annuities Distributors, Inc., member SIPC, a Prudential Financial Company. Each company is solely responsible for its own financial condition and contractual obligations.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling 800-778-2255.

The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2010

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS
A1	Schedule of Investments and Financial Statements
B1	Notes to Financial Statements
C1	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2010

■	DEAR CONTRACT OWNER

Our primary objective at Prudential is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 130 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is your best resource to make the most informed investment decisions to help meet your needs. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Diversification does not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stephen Pelletier

President,

The Prudential Series Fund	July 30, 2010

PRESIDENT

STEPHEN PELLETIER

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2010

Jennison 20/20 Focus
Five Largest Holdings (% of Net Assets)
Apple, Inc.	2.8%
Newmont Mining Corp.	2.6%
Bunge Ltd.	2.4%
Viacom, Inc. (Class B Stock)	2.2%
Sempra Energy	2.2%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors/Industries are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2010

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Jennison 20/20 Focus (Class I)	Actual	$1,000.00	$864.10	0.80%	$3.70
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
Jennison 20/20 Focus (Class II)	Actual	$1,000.00	$862.60	1.20%	$5.54
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2010, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

LONG-TERM INVESTMENTS — 73.2%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 3.5%
Boeing Co. (The)	121,058	$7,596,389
Precision Castparts Corp.	75,214	7,741,025

		15,337,414

Biotechnology — 1.1%
Celgene Corp.(a)	94,852	4,820,379

Chemicals — 1.6%
Dow Chemical Co. (The)	297,500	7,056,700

Commercial Services & Supplies — 2.0%
Waste Management, Inc.	278,500	8,714,265

Communications Equipment — 1.5%
Juniper Networks, Inc.(a)(b)	291,100	6,642,902

Computers & Peripherals — 6.6%
Apple, Inc.(a)	49,341	12,410,741
Hewlett-Packard Co.	190,779	8,256,915
NetApp, Inc.(a)	225,367	8,408,443

		29,076,099

Diversified Consumer Services — 2.0%
H&R Block, Inc.	568,271	8,916,172

Diversified Financial Services — 1.1%
JPMorgan Chase & Co.	130,114	4,763,473

Energy Equipment & Services — 1.9%
Schlumberger Ltd.(b)	146,500	8,107,310

Food Products — 6.3%
Bunge Ltd.(b)	213,486	10,501,376
ConAgra Foods, Inc.	382,764	8,926,057
Kraft Foods, Inc. (Class A Stock)	284,570	7,967,960

		27,395,393

Healthcare Providers & Services — 1.4%
Medco Health Solutions, Inc.(a)	108,720	5,988,297

Internet & Catalog Retail — 1.9%
Amazon.com, Inc.(a)	74,138	8,100,318

Internet Software & Services — 3.6%
Google, Inc. (Class A Stock)(a)	16,602	7,387,060
IAC/InterActiveCorp(a)	374,263	8,222,558

		15,609,618

IT Services — 3.2%
Mastercard, Inc. (Class A Stock)(b)	35,700	7,123,221
Visa, Inc. (Class A Stock)	98,877	6,995,548

		14,118,769

Media — 6.0%
Liberty Global, Inc., Ser. C(a)	333,687	8,672,525
Viacom, Inc. (Class B Stock)	309,946	9,723,006
Walt Disney Co. (The)	245,621	7,737,062

		26,132,593

Metals & Mining — 3.9%
Freeport-McMoRan Copper & Gold, Inc.	96,700	5,717,871
Newmont Mining Corp.	183,232	11,312,744

		17,030,615

Multi-Line Retail — 1.4%
Dollar General Corp.(a)	227,607	6,270,573

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multi-Utilities — 2.2%
Sempra Energy	205,500	$9,615,345

Oil, Gas & Consumable Fuels — 9.7%
Anadarko Petroleum Corp.	204,954	7,396,790
Canadian Natural Resources Ltd.	252,400	8,387,252
Occidental Petroleum Corp.	112,652	8,691,102
Petroleo Brasileiro SA (Brazil), ADR	240,900	8,267,688
Southwestern Energy Co.(a)	245,300	9,478,392

		42,221,224

Pharmaceuticals — 2.2%
Sanofi-Aventis SA (France), ADR	314,779	9,462,257

Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.(a)	921,963	6,748,769
Broadcom Corp. (Class A Stock)	169,313	5,582,250

		12,331,019

Software — 5.6%
Adobe Systems, Inc.(a)	269,600	7,125,528
CA, Inc.	433,700	7,980,080
Symantec Corp.(a)	678,456	9,416,969

		24,522,577

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc. (Class B Stock)(b)	112,207	7,579,583

TOTAL LONG-TERM INVESTMENTS (cost $306,734,017)		319,812,895

SHORT-TERM INVESTMENT — 10.2%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $44,738,180; includes $36,918,933 of cash collateral received for securities on loan) (Note 4)(c)(d)	44,738,180	44,738,180

TOTAL INVESTMENTS — 83.4% (cost $351,472,197)		364,551,075
OTHER ASSETS IN EXCESS OF LIABILITIES — 16.6%		72,640,742

NET ASSETS — 100.0%		$437,191,817

The following abbreviations is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $35,816,298; cash collateral of $36,918,933 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A1

JENNISON 20/20 FOCUS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$319,812,895	$—	$—
Affiliated Money Market Mutual Fund	44,738,180	—	—

Total	$364,551,075	$—	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. The Portfolio did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2010 was as follows:

Affiliated Money Market Mutual Fund (including 8.4% of collateral received for securities on loan)	10.2%
Oil, Gas & Consumable Fuels	9.7
Computers & Peripherals	6.6
Food Products	6.3
Media	6.0
Software	5.6
Metals & Mining	3.9
Internet Software & Services	3.6
Aerospace & Defense	3.5
IT Services	3.2
Semiconductors & Semiconductor Equipment	2.8
Multi-Utilities	2.2
Pharmaceuticals	2.2
Commercial Services & Supplies	2.0
Diversified Consumer Services	2.0
Energy Equipment & Services	1.9
Internet & Catalog Retail	1.9
Textiles, Apparel & Luxury Goods	1.7
Chemicals	1.6
Communications Equipment	1.5
Healthcare Providers & Services	1.4
Multi-Line Retail	1.4
Biotechnology	1.1
Diversified Financial Services	1.1

83.4
Other assets in excess of other liabilities	16.6

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A2

JENNISON 20/20 FOCUS PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2010

ASSETS
Investments, at value including securities on loan of $35,816,298:
Unaffiliated investments (cost $306,734,017)	$319,812,895
Affiliated investments (cost $44,738,180)	44,738,180
Cash	137,195
Receivable for Series shares sold	110,100,259
Dividends and interest receivable	477,662
Foreign tax reclaim receivable	17,735
Prepaid expenses	485

Total Assets	475,284,411

LIABILITIES
Collateral for securities on loan	36,918,933
Payable for investments purchased	576,383
Payable for Series shares repurchased	242,208
Management fee payable	212,679
Distribution fee payable	58,158
Accrued expenses and other liabilities	48,461
Administration fee payable	34,895
Affiliated transfer agent fee payable	877

Total Liabilities	38,092,594

NET ASSETS	$437,191,817

Net assets were comprised of:
Paid-in capital	$460,288,456
Retained earnings	(23,096,639)

Net assets, June 30, 2010	$437,191,817

Class I:
Net asset value and redemption price per share, $58,489,609 / 4,693,458 outstanding shares of beneficial interest	$12.46

Class II:
Net asset value and redemption price per share, $378,702,208 / 30,793,271 outstanding shares of beneficial interest	$12.30

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2010

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $120,804)	$2,235,590
Affiliated income from securities loaned, net	16,351
Affiliated dividend income	13,862

2,265,803

EXPENSES
Management fee	1,330,138
Distribution fee—Class II	360,215
Administration fee—Class II	216,129
Custodian’s fees and expenses	27,000
Shareholders’ reports	26,000
Audit fee	9,000
Trustees’ fees	6,000
Transfer agent’s fee and expenses (including affiliated expense of $2,400) (Note 4)	5,000
Insurance expenses	3,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 8)	6
Miscellaneous	3,844

Total expenses	1,991,332

NET INVESTMENT INCOME	274,471

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	31,215,105
Foreign currency transactions	362

31,215,467

Net change in unrealized appreciation (depreciation) on:
Investments	(83,743,478)
Foreign currencies	(380)

(83,743,858)

NET LOSS ON INVESTMENTS	(52,528,391)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(52,253,920)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$274,471	$(125,183)
Net realized gain (loss) on investment and foreign currency transactions	31,215,467	(846,227)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(83,743,858)	128,233,452

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(52,253,920)	127,262,042

DISTRIBUTIONS:
Class I	—	(271,462)
Class II	—	(8,120)

TOTAL DISTRIBUTIONS	—	(279,582)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	173,157,101	136,748,176
Series shares issued in reinvestment of distributions	—	279,582
Series shares repurchased	(39,087,682)	(111,650,583)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	134,069,419	25,377,175

TOTAL INCREASE IN NET ASSETS	81,815,499	152,359,635
NET ASSETS:
Beginning of period	355,376,318	203,016,683

End of period	$437,191,817	$355,376,318

SEE NOTES TO FINANCIAL STATEMENTS.

A3

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of nineteen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to Jennison 20/20 Focus Portfolio.

The Portfolio has the following as investment objectives:

Long-term growth of capital by investing primarily in approximately 40 equity securities of U.S. companies that the Portfolio manager believes to have strong capital appreciation potential.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolio to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolio in preparation of its financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities of any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

B1

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities that are held in the Portfolio which mature in more than 60 days are valued at fair value and those short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Securities Lending:    The Portfolio may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

B2

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Jennison 20/20 Focus Portfolio makes distributions, if any, at least annually. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”) (the “Subadviser”), under which Jennison provides investment advisory services for the Portfolio. PI pays for the services of the Subadviser, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolio bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75% of the Portfolio’s average daily net assets.

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”) an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s security lending agent. For the six months ended June 30, 2010, PIM was compensated $6,474 for these services by the Jennison 20/20 Focus Portfolio.

The Portfolio invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2. The Core Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2010 were $207,522,267 and $189,655,184, respectively.

Note 6:	Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After

B3

each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006, each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax would be required in the Portfolios’ financial statements. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Transactions in shares of beneficial interest of the Jennison 20/20 Focus Portfolio were as follows:

Class I	Shares	Amount
Six months ended June 30, 2010:
Series shares sold	173,987	$2,481,959
Series shares repurchased	(372,246)	(5,137,402)

Net increase (decrease) in shares outstanding	(198,259)	$(2,655,443)

Year ended December 31, 2009:
Series shares sold	487,920	$5,417,265
Series shares issued in reinvestment of distributions	23,834	271,462
Series shares repurchased	(708,606)	(7,635,195)

Net increase (decrease) in shares outstanding	(196,852)	$(1,946,468)

Class II

Six months ended June 30, 2010:
Series shares sold	13,295,566	$170,675,142
Series shares repurchased	(2,485,155)	(33,950,280)

Net increase (decrease) in shares outstanding	10,810,411	$136,724,862

Year ended December 31, 2009:
Series shares sold	11,910,373	$131,330,911
Series shares issued in reinvestment of distributions	720	8,120
Series shares repurchased	(9,174,043)	(104,015,388)

Net increase (decrease) in shares outstanding	2,737,050	$27,323,643

Note 8:	Borrowings

The Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the

B4

unused amount is accrued daily and paid quarterly. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The expiration date of the SCA is October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Portfolio utilized the line of credit during the six months ended June 30, 2010. The average daily balance for the 1 day the Portfolio had loan outstanding during the period was approximately $164,000 at a weighted average interest rate of 1.39%

Note 9:	Ownership and Affiliates

As of June 30, 2010, all of Class I shares of the Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 11:	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

B5

Financial Highlights

(Unaudited)

	Jennison 20/20 Focus Portfolio
	Class I
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008	2007(c)	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.42		$9.18	$15.99	$16.01	$15.00	$12.37

Income (Loss) From Investment Operations:
Net investment income	.03		.03	.06	.07	.08	.06
Net realized and unrealized gain (loss) on investments	(1.99)		5.26	(5.94)	1.63	1.95	2.60

Total from investment operations	(1.96)		5.29	(5.88)	1.70	2.03	2.66

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	(.03)
Distributions	—		(.05)	(.93)	(1.72)	(1.02)	—

Total dividends and distributions	—		(.05)	(.93)	(1.72)	(1.02)	(.03)

Net Asset Value, end of period	$12.46		$14.42	$9.18	$15.99	$16.01	$15.00

Total Return(a)	(13.59)%		57.83%	(39.15)%	10.59%	14.13%	21.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$58.5		$70.5	$46.7	$86.6	$93.1	$83.8
Ratios to average net assets(b):
Expenses	.80	%(f)	.81%	.82%	.82%	.82%	.87%
Net investment income	.46	%(f)	.27%	.41%	.41%	.58%	.43%
Portfolio turnover rate	56	%(g)	106%	125%	115%	119%	93%

	Jennison 20/20 Focus Portfolio
	Class II
	Six Months Ended June 30, 2010		Year Ended December 31,
			2009	2008		2007(c)		2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.25		$9.06	$15.78		$15.81		$14.83	$12.23

Income (Loss) From Investment Operations:
Net investment income (loss)	.01		(.01)	—	(d)	—	(d)	.03	.01
Net realized and unrealized gain (loss) on investments	(1.96)		5.20	(5.87)		1.60		1.91	2.59

Total from investment operations	(1.95)		5.19	(5.87)		1.60		1.94	2.60

Less Distributions:
Distributions	—		— (d)	(.85)		(1.63)		(.96)	—

Net Asset Value, end of period	$12.30		$14.25	$9.06		$15.78		$15.81	$14.83

Total Return(a)	(13.68)%		57.29%	(39.40)%		10.12%		13.61%	21.26%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$378.7		$284.9	$156.3		$293.3		$218.4	$159.3
Ratios to average net assets(b):
Expenses	1.20	%(f)	1.21%	1.22%		1.22%		1.22%	1.27%
Net investment income (loss)	.08	%(f)	(.13)%	—	%(e)	—	%(e)	.19%	.03%
Portfolio turnover rate	56	%(g)	106%	125%		115%		119%	93%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding.

(d)	Less than $.005 per share.

(e)	Less than .005%.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

The Prudential Series Fund

Jennison 20/20 Focus Portfolio

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) consists of seven individuals, six of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Governance Committee, and the Compliance Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and the Jennison 20/20 Focus Portfolio’s subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 23-24, 2010 and approved the renewal of the agreements through July 31, 2011, after concluding that renewal of the agreements was in the best interest of the Trust, the Jennison 20/20 Focus Portfolio (the “Portfolio”) and its shareholders.

In advance of the meetings, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration of those agreements Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group. The mutual funds included in the Peer Universe or Peer Group was objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles over the one-, three-, five- and ten-year periods ended December 31, 2009, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the June 23-24, 2010 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and Jennison Associates LLC (“Jennison”), which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, the Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of Jennison, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of Jennison, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of Jennison. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust (except that the Trust pays the fees of any non-independent Trustee who is treated as a non-management Trustee). The Board also considered the investment subadvisory services provided by Jennison, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolio by Jennison, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of the Portfolio

The Board received and considered information about the Portfolio’s historical performance. The Board considered that the Portfolio’s gross performance in relation to its Peer Universe (the Lipper VIP Large-Cap Core Funds Performance Universe) was in the first quartile over all periods. The Board also considered that the Portfolio outperformed its benchmark index over all periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

Fees and Expenses

The Board considered that the Portfolio’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s second quartile. The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of Jennison, which is an affiliate of PI, as its profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Portfolio does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on the Portfolio or how great they may be. In light of the Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolio does not have breakpoints is acceptable at this time.

Other Benefits to PI and the Subadviser

The Board considered potential ancillary benefits that might be received by PI, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Portfolio are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadviser, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interest of the Trust, and the Portfolio and its shareholders.

The 2009 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call 888-778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling 877-778-5008, you can revoke or “opt out” of householding at any time.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

0158086-00002-00    PSF-SAR J2020F

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Series Fund

By:	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date:	August 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ STEPHEN PELLETIER
Stephen Pelletier
President and Principal Executive Officer

Date:	August 16, 2010

By:	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	August 16, 2010